UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:  811-05555


SANFORD C. BERNSTEIN FUND, INC.


(Exact name of registrant as specified in charter)


1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)


Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2006

Date of reporting period:    March 31, 2006


ITEM 1.  REPORTS TO STOCKHOLDERS.


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SEMI-ANNUAL REPORT
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AllianceBernstein Blended Style Funds

Tax-Managed International Portfolio
International Portfolio


Semi-Annual Report

March 31, 2006


     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS




Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein(R) at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the funds, and is a member of the NASD.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.




May 23, 2006

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Tax-Managed International and AllianceBernstein International Portfolios (each a "Portfolio", and collectively, the "Portfolios") for the semi-annual reporting period ended March 31, 2006.

AllianceBernstein Tax-Managed International Portfolio

Investment Objective and Policies

The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and Canada. The Portfolio diversifies investments between international growth and international value equity investment styles to create a blended portfolio, targeting a 50/50 split. AllianceBernstein will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45%-55%. The Portfolio seeks to minimize the impact of taxes by considering the tax impact that buy and sell investment decisions will have on its shareholders.

AllianceBernstein International Portfolio

Investment Objective and Policies

The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the MSCI EAFE Index and Canada. The Portfolio diversifies investments between international growth and international value equity investment styles to create a blended portfolio, targeting a 50/50 split. AllianceBernstein will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45%-55%.

Investment Results

The tables on pages 4-5 show performance for Tax-Managed International Portfolio and International Portfolio compared to their benchmark, the MSCI EAFE Index, for the six- and 12-month periods ended March 31, 2006.

The Portfolios outperformed their benchmark during both the six- and 12-month periods ended March 31, 2006. While the MSCI Value and Growth Indices had almost identical returns over the six- and 12-month periods, the premium from the value portion of both Portfolios was particularly large thanks in part to several holdings driven up by take-over bids.

For both the six- and 12-month periods under review, positive stock selection in financials and materials drove relative performance. Stock selection in health care and technology shares offset some of the relative gains in both periods. The Portfolios' financials stocks rose on improved investor sentiment after the U.S. Federal Reserve indicated that it may be through raising interest rates. Several financial services stocks were also lifted by strong fourth quarter 2005 earnings reports. Additionally, several Japanese financials rose due to strength in Japan's economy. Within materials, several holdings rose on strong earnings growth and high metals prices. In addition, mergers and



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ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 1


acquisition activity lifted the prices of some of the Portfolios' holdings.

Portfolio negatives in the health care sector were driven by stock-specific factors as well as threats from generic versions of key drugs. The Portfolios' Blend Investment Policy Team (the "team") still finds the Portfolios' core holdings attractive given their strong drug pipelines, with one company management highlighting 10-12 drugs that reported new trial data in the first quarter of 2006 alone. In technology, select holdings fell sharply after several companies announced new guidance that was below analysts' expectations. However, the team's research suggests that the companies remain well positioned due to solid new business pipelines, low-cost manufacturing presence and positive operating cash flow.

Market Review and Investment Strategy

Non-U.S. developed equity markets, as represented by the MSCI EAFE Index, posted strong gains in the six- and 12-month periods ended March 31, 2006, up 13.86% and 24.41%, respectively. The 12-month return would have been almost 10% higher if not for the strengthening of the U.S. dollar versus most other currencies. By contrast, the Standard & Poor's 500 Stock Index was up only 6.38% and 11.72% in the six- and 12-month periods, respectively.

The market's rally reflected a supportive global economic backdrop. Although U.S. gross domestic product growth, which powered the global economy through the first half of the decade, is widely expected to soften in 2006 as the housing market slows, faster growth outside the U.S. is expected to more than offset that. With more of the world's consumption, investment and profits coming from outside the U.S., global economic growth is likely to be more balanced and potentially more sustainable. Productivity-enhancing technological change and globalization are keeping the lid on wage inflation, enabling central banks to continue increasing interest rates only modestly. During the quarter, Japan's central bank signaled the end of its ultra-loose monetary policy regime, temporarily shaking bond and equity markets. With the world's second-largest economy at last escaping deflation and moving toward a self-sustaining recovery, the prospect of increases in rates seems more a cause for optimism than concern. The favorable economic climate has helped boost corporate profitability and is widely expected to continue to support strong earnings growth, especially outside the U.S. The latter largely explains the recent out-performance of non-U.S. equities.


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2 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock market performance in 21 countries in Europe, Australasia and the Far East. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Substantially all of the Portfolios' assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. To the extent that the Portfolios invest a substantial amount of their assets in a particular country or region, an investment in the Portfolios has the risk that market changes or other events affecting that country or region may have a more significant effect on the Portfolios' net asset values. In addition, because the Portfolios will invest in foreign currency denominated securities, fluctuations in the value of the Portfolios' investments may be magnified by changes in foreign exchange rates. Because the Portfolios allocate between "growth" and "value" stocks, an investment in the Portfolios is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolios had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the Portfolios may be significant over time. While the Portfolios invest principally in common stocks and other equity securities, in order to achieve their investment objectives, they may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases greater than, the risks presented by more traditional investments. AllianceBernstein Tax-Managed International Portfolio may employ strategies that take into account the tax impact of buy and sell decisions on the Portfolio's shareholders. While the Portfolio seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Portfolio. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


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ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 3


TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


THE PORTFOLIO VS. ITS BENCHMARK
PERIODS ENDED MARCH 31, 2006
                                                    Returns
                                           -------------------------
                                            6 Months      12 Months
                                           ----------    -----------
AllianceBernstein Tax-Managed
International Portfolio
  Class A                                    15.83%         27.03%
  Class B                                    15.43%         26.19%
  Class C                                    15.49%         26.21%

MSCI EAFE Index                              13.86%         24.41%


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


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4 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


THE PORTFOLIO VS. ITS BENCHMARK
PERIODS ENDED MARCH 31, 2006
                                                    Returns
                                           -------------------------
                                            6 Months      12 Months
                                           ----------    -----------
AllianceBernstein International Portfolio
  Class A                                    15.62%         27.08%
  Class B                                    15.23%         26.17%
  Class C                                    15.22%         26.16%

MSCI EAFE Index                              13.86%         24.41%


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


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ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 5


TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
-------------------------------------------------------------------------------
                                                    NAV Returns     SEC Returns
Class A Shares
1 Year                                                 27.03%          21.61%
Since Inception*                                       19.59%          17.21%

Class B Shares
1 Year                                                 26.19%          22.19%
Since Inception*                                       18.77%          18.02%

Class C Shares
1 Year                                                 26.21%          25.21%
Since Inception*                                       18.76%          18.76%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
-------------------------------------------------------------------------------

Class A Shares
1 Year                                                                 21.61%
Since Inception*                                                       17.21%

Class B Shares
1 Year                                                                 22.19%
Since Inception*                                                       18.02%

Class C Shares
1 Year                                                                 25.21%
Since Inception*                                                       18.76%


* Inception Date: 1/30/04 for Class A, Class B and Class C shares.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


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6 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


RETURNS AFTER TAXES ON DISTRIBUTIONS
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
-------------------------------------------------------------------------------
                                                                      Returns
Class A Shares
1 Year                                                                 20.48%
Since Inception*                                                       16.64%

Class B Shares
1 Year                                                                 21.10%
Since Inception*                                                       17.49%

Class C Shares
1 Year                                                                 24.12%
Since Inception*                                                       18.23%


RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
-------------------------------------------------------------------------------

Class A Shares
1 Year                                                                 15.56%
Since Inception*                                                       14.80%

Class B Shares
1 Year                                                                 15.90%
Since Inception*                                                       15.52%

Class C Shares
1 Years                                                                17.86%
Since Inception*                                                       16.16%


* Inception Date: 1/30/04 for Class A, Class B and Class C shares.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


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ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 7


INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
-------------------------------------------------------------------------------
                                                    NAV Returns     SEC Returns
Class A Shares
1 Year                                                 27.08%          21.66%
Since Inception*                                       19.94%          17.55%

Class B Shares
1 Year                                                 26.17%          22.17%
Since Inception*                                       19.07%          18.31%

Class C Shares
1 Year                                                 26.16%          25.16%
Since Inception*                                       19.09%          19.09%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
-------------------------------------------------------------------------------

Class A Shares
1 Year                                                                 21.66%
Since Inception*                                                       17.55%

Class B Shares
1 Year                                                                 22.17%
Since Inception*                                                       18.31%

Class C Shares
1 Year                                                                 25.16%
Since Inception*                                                       19.09%


* Inception Date: 1/30/04 for Class A, Class B and Class C shares.

See Historical Performance disclosures on page 3.


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8 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 Beginning            Ending
Tax-Managed                  Account Value     Account Value     Expenses Paid
International Portfolio    October 1, 2005    March 31, 2006    During Period*
-------------------------------------------------------------------------------
Class A
Actual                              $1,000         $1,158.31            $ 7.21
Hypothetical (5% return
  before expenses)                  $1,000         $1,018.25            $ 6.74

Class B
Actual                              $1,000         $1,154.27            $10.96
Hypothetical (5% return
  before expenses)                  $1,000         $1,014.76            $10.25

Class C
Actual                              $1,000         $1,154.89            $10.96
Hypothetical (5% return
  before expenses)                  $1,000         $1,014.76            $10.25

* Expenses are equal to each Class' annualized expense ratios, of 1.34%, 2.04% and 2.04% respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


(Fund Expenses continued on next page)


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ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 9


FUND EXPENSES
(continued from previous page)

                                 Beginning            Ending
                             Account Value     Account Value     Expenses Paid
International Portfolio    October 1, 2005    March 31, 2006    During Period*
-------------------------------------------------------------------------------
Class A
Actual                              $1,000         $1,156.21            $ 7.74
Hypothetical (5% return
  before expenses)                  $1,000         $1,017.75            $ 7.24

Class B
Actual                              $1,000         $1,152.25            $11.48
Hypothetical (5% return
  before expenses)                  $1,000         $1,014.26            $10.75

Class C
Actual                              $1,000         $1,152.18            $11.48
Hypothetical (5% return
  before expenses)                  $1,000         $1,014.26            $10.75

* Expenses are equal to each Class' annualized expense ratios, of 1.44%, 2.14% and 2.14% respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


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10 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


TAX-MANAGED INTERNATIONAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2006 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $7,305.4


SECTOR BREAKDOWN*
[ ] 34.2%  Financial                    [PIE CHART OMITTED]
[ ] 11.3%  Capital Equipment
[ ]  9.5%  Energy
[ ]  9.1%  Technology/Electronics
[ ]  7.5%  Industrial Commodities
[ ]  7.1%  Consumer Staples
[ ]  5.8%  Medical
[ ]  5.4%  Consumer Cyclicals
[ ]  4.3%  Construction & Housing
[ ]  2.8%  Utilities

[ ]  3.0%  Other


COUNTRY BREAKDOWN*
[ ] 26.7%  Japan                        [PIE CHART OMITTED]
[ ] 18.1%  United Kingdom
[ ] 14.1%  France
[ ]  9.3%  Switzerland
[ ]  7.1%  Germany
[ ]  4.2%  Netherlands
[ ]  3.3%  Italy
[ ]  3.1%  Spain
[ ]  2.8%  Ireland

[ ] 11.3%  Other


* All data are as of March 31, 2006. The Portfolio's sector and country breakdowns are expressed as a percentage of total long-term investments and may vary over time. "Other" sector weightings represent less than 2.8% weightings in telecommunications and transportation. "Other" country weightings represent less than 2.8% weightings in Australia, Belgium, Canada, Greece, Hong Kong, Norway, Singapore and Sweden.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser. These sector classifications are broadly defined. The "Portfolio of Investments" section of this report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio's prospectus.


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ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 11


INTERNATIONAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2006 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $3,319.8


SECTOR BREAKDOWN*
[ ] 34.9%  Financial                    [PIE CHART OMITTED]
[ ] 12.4%  Capital Equipment
[ ]  9.9%  Technology/Electronics
[ ]  9.5%  Energy
[ ]  7.7%  Industrial Commodities
[ ]  6.8%  Consumer Staples
[ ]  5.8%  Medical
[ ]  3.7%  Consumer Cyclicals
[ ]  3.6%  Construction & Housing
[ ]  2.8%  Utilities

[ ]  2.9%  Other


COUNTRY BREAKDOWN*
[ ] 26.7%  Japan                        [PIE CHART OMITTED]
[ ] 19.3%  United Kingdom
[ ] 15.9%  France
[ ]  8.1%  Switzerland
[ ]  6.9%  Germany
[ ]  4.7%  Netherlands
[ ]  3.2%  Italy
[ ]  2.9%  Spain

[ ] 12.3%  Other


* All data are as of March 31, 2006. The Portfolio's sector and country breakdowns are expressed as a percentage of total long-term investments and may vary over time. "Other" sector weightings represent less than 2.8% weightings in telecommunications and transportation. "Other" country weightings represent less than 2.9% weightings in Australia, Belgium, Canada, Greece, Hong Kong, Ireland, Norway, Singapore and Sweden.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser. These sector classifications are broadly defined. The "Portfolio of Investments" section of this report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio's prospectus.


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


PORTFOLIO OF INVESTMENTS
Tax-Managed International Portfolio
March 31, 2006 (unaudited)


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-97.1%

Financial-33.3%
Banking-19.5%
ABN AMRO Holding NV                           1,200,000   $   35,857,475
Allied Irish Banks Plc                        2,303,665       54,809,676
Anglo Irish Bank Corp. Plc                    3,301,107       54,356,919
Banco Bilbao Vizcaya Argentaria SA            3,965,406       82,619,784
Barclays Plc                                  8,550,000       99,849,329
BNP Paribas                                   1,078,745       99,834,302
BNP Paribas(a)                                  107,874        9,680,338
Commerzbank AG                                  936,033       37,229,001
Credit Agricole SA                              165,000        6,394,775
Credit Suisse Group                           3,072,189      171,869,755
EFG Eurobank Ergasias SA                        765,596       29,458,155
HBOS Plc                                      3,440,000       57,361,601
KBC Groep NV                                    253,000       27,106,823
Mitsubishi UFJ Financial Group, Inc.              6,632      100,857,202
National Bank of Greece SA                      680,729       32,009,730
Royal Bank of Scotland Group Plc              2,400,000       78,035,991
Societe Generale                                638,060       95,608,982
Standard Chartered Plc                        2,376,862       59,035,684
Sumitomo Mitsui Financial Group, Inc.            17,967      198,324,600
UBS AG                                          889,939       97,802,952
                                                          ---------------
                                                           1,428,103,074

Financial Services-3.5%
Aeon Credit Service Co., Ltd.                 1,116,500       33,794,847
Nomura Holdings, Inc.                         5,244,900      116,189,764
ORIX Corp.                                      340,400      105,724,911
                                                          ---------------
                                                             255,709,522

Insurance-7.7%
Assurances Generales de France                  814,600       98,148,063
Aviva Plc                                     4,827,668       66,906,389
Friends Provident Plc                         8,905,370       32,168,553
ING Groep NV                                  5,945,280      234,144,800
Muenchener Rueckversicherungs AG                515,000       72,838,389
Prudential Plc                                  857,169        9,914,116
QBE Insurance Group, Ltd.                     2,914,751       45,584,257
                                                          ---------------
                                                             559,704,567

Wholesale & International Trade-2.6%
Mitsubishi Corp.                              4,698,700      107,133,959
Mitsui & Co., Ltd.                            5,808,000       83,884,331
                                                          ---------------
                                                             191,018,290
                                                          ---------------
                                                           2,434,535,453


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 13


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Capital Equipment-11.0%
Aerospace & Defense-2.2%
BAE Systems Plc                              11,277,841   $   82,220,277
European Aeronautic Defence & Space Co.       1,883,128       79,112,307
                                                          ---------------
                                                             161,332,584

Automobiles-6.0%
Continental AG                                  979,000      107,660,437
Denso Corp.                                   1,829,200       72,305,128
Renault SA                                    1,099,900      116,558,210
Toyota Motor Corp.                            2,577,700      140,353,581
                                                          ---------------
                                                             436,877,356

Industrial Components-0.5%
Sumitomo Electric Industries, Ltd.            2,245,000       35,562,432

Machinery & Engineering-2.3%
Atlas Copco AB                                2,015,216       56,610,891
MAN AG                                          924,600       64,119,031
Sumitomo Heavy Industries, Ltd.               5,069,000       48,613,979
                                                          ---------------
                                                             169,343,901
                                                          ---------------
                                                             803,116,273

Energy-9.2%
Energy Sources-9.2%
BP Plc                                        5,634,200       64,801,185
Canadian Natural Resources, Ltd.                944,900       52,510,177
ENI SpA                                       5,534,417      157,592,351
Nexen, Inc.                                     860,000       47,350,259
Nippon Mining Holdings, Inc.                  3,496,000       29,486,103
Norsk Hydro ASA                                 632,927       87,557,481
Petro-Canada                                    533,666       25,306,694
Repsol YPF SA                                 2,368,400       67,263,197
Royal Dutch Shell Plc                           387,899       12,626,769
Total SA                                        485,580      128,014,964
                                                          ---------------
                                                             672,509,180

Technology/Electronics-8.8%
Data Processing-4.8%
Business Objects SA(a)                          975,400       35,533,380
Canon, Inc.                                   1,768,100      116,684,941
Cap Gemini SA(a)                              1,937,359      105,285,984
SAP AG                                          415,532       90,089,671
                                                          ---------------
                                                             347,593,976

Electrical & Electronics-1.5%
Koninklijke Philips Electronics NV              885,000       29,788,988
NEC Corp.                                     5,120,000       36,012,157
Telefonaktiebolaget LM Ericsson              11,435,574       43,199,720
                                                          ---------------
                                                             109,000,865


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Electronic Components & Instruments-2.5%
Flextronics International, Ltd.(a)            1,647,800   $   17,054,730
Hoya Corp.                                    2,988,800      120,351,472
Keyence Corp.                                   115,170       29,900,833
Kyocera Corp.                                   212,000       18,687,033
                                                          ---------------
                                                             185,994,068
                                                          ---------------
                                                             642,588,909

Industrial Commodities-7.3%
Chemicals-0.5%
Mitsui Chemicals, Inc.                        4,757,000       34,975,536

Forest & Paper-0.5%
Svenska Cellulosa AB                            867,000       38,051,482

Metal - Nonferrous-2.3%
BHP Billiton Plc                              3,302,301       60,552,434
Rio Tinto Plc                                   179,113        9,186,697
Teck Cominco, Ltd.                              485,000       31,205,120
Xstrata Plc                                   2,113,190       68,418,485
                                                          ---------------
                                                             169,362,736

Metal - Steel-2.8%
Arcelor                                       1,861,396       73,233,518
JFE Holdings, Inc.                            2,447,900       98,996,372
Kobe Steel, Ltd.                              7,500,000       28,520,746
                                                          ---------------
                                                             200,750,636

Miscellaneous Material-1.2%
Nitto Denko Corp.                             1,016,500       86,210,322
                                                          ---------------
                                                             529,350,712

Consumer Staples-6.9%
Beverages & Tobacco-2.9%
British American Tobacco Plc                  3,797,000       91,858,495
Japan Tobacco, Inc.                              21,850       76,892,149
SABMiller Plc                                 2,135,139       42,064,905
                                                          ---------------
                                                             210,815,549

Food & Household Products-3.7%
Delhaize Group                                  591,100       42,338,204
Essilor International SA                        255,298       22,733,568
J Sainsbury Plc                               9,565,300       55,112,489
Luxottica Group SpA                           2,000,140       55,050,414
Nestle SA                                       239,928       71,045,399
Tate & Lyle Plc                               2,408,700       23,850,199
                                                          ---------------
                                                             270,130,273

Restaurants & Lodging-0.3%
OPAP SA                                         606,120       23,172,794
                                                          ---------------
                                                             504,118,616


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 15


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Medical-5.6%
Health & Personal Care-5.6%
Alcon, Inc.                                     412,000   $   42,955,120
AstraZeneca Plc                                 495,000       24,869,109
GlaxoSmithKline Plc                             958,900       25,068,541
Nobel Biocare Holding AG                        174,868       38,963,972
Novartis AG                                   2,052,172      113,866,951
Roche Holding AG                                656,160       97,514,114
Sanofi-Aventis                                  706,698       67,014,658
                                                          ---------------
                                                             410,252,465

Consumer Cyclicals-5.2%
Appliances & Household Durables-0.5%
Matsushita Electric Industrial Co., Ltd.        810,000       17,897,108
Sony Corp.                                      348,700       16,064,077
                                                          ---------------
                                                              33,961,185

Broadcasting & Publishing-0.3%
Societe Television Francaise 1                  769,781       23,290,963

Leisure & Tourism-1.7%
Aristocrat Leisure, Ltd.                      3,709,149       36,526,882
Enterprise Inns Plc                           2,178,657       35,948,660
Whitbread Plc                                 2,640,000       54,286,326
                                                          ---------------
                                                             126,761,868

Merchandising-2.3%
Esprit Holdings, Ltd.                         5,633,500       43,777,314
Marks & Spencer Group Plc                     3,975,301       38,372,854
Takashimaya Co., Ltd.                         2,259,000       34,506,301
Yamada Denki Co., Ltd.                          444,500       51,416,550
                                                          ---------------
                                                             168,073,019

Textiles & Apparel-0.4%
Compagnie Financiere Richemont AG               574,168       27,477,147
                                                          ---------------
                                                             379,564,182

Construction & Housing-4.2%
Building Materials-1.4%
Buzzi Unicem SpA                              1,012,591       24,127,581
Rinker Group, Ltd.                            3,133,003       44,160,608
Wolseley Plc                                  1,430,720       35,074,223
                                                          ---------------
                                                             103,362,412

Construction & Housing-2.7%
CRH Plc                                       2,480,005       86,628,140
George Wimpey Plc                             3,620,000       35,092,477
Persimmon Plc                                 1,433,000       32,970,809
Vinci SA                                        398,764       39,237,708
Vinci SA Rights, expiring 4/12/06(a)            398,764          855,338
                                                          ---------------
                                                             194,784,472

Real Estate-0.1%
Sino Land Co.                                 5,175,800        7,451,867
                                                          ---------------
                                                             305,598,751


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)    U.S. $ Value
-------------------------------------------------------------------------------

Utilities-2.7%
Electric & Gas Utility-2.7%
E.ON AG                                         673,800   $   74,018,685
Endesa SA                                     2,238,700       72,041,381
RWE AG                                          617,000       53,569,583
                                                          ---------------
                                                             199,629,649

Telecommunications-2.2%
Telecommunications-2.2%
Singapore Telecommunications, Ltd.           42,711,720       69,950,370
Vodafone Group Plc                           43,102,400       89,921,321
                                                          ---------------
                                                             159,871,691

Transportation-0.7%
Transportation - Shipping-0.7%
Mitsui OSK Lines, Ltd.                        7,751,000       52,413,177

Total Common Stocks & Other Investments
  (cost $5,005,247,986)                                    7,093,549,058

SHORT-TERM INVESTMENT-2.3%
Repurchase Agreement-2.3%
State Street Bank & Trust Co., 3.75%,
  dated 3/31/06, due 4/03/06 in the amount
  of $165,472,694 (collateralized by
  $169,890,000 U.S. Treasury Note,
  3.875%, due 7/31/07, value $168,733,219)
  (amortized cost $165,421,000)              $  165,421      165,421,000

Total Investments-99.4%
  (cost $5,170,668,986)(b)                                 7,258,970,058
Other assets less liabilities-0.6%                            46,492,077

Net Assets-100%                                           $7,305,462,135


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note 1D)

                                                                Value at
                     Number of    Expiration     Original       March 31,     Unrealized
    Type             Contracts      Month          Value           2006      Appreciation
-------------------------------------------------------------------------------------------
DJ Euro Stoxx 50       1,394       June 2006   $ 63,573,671   $ 64,126,517    $   552,846
FTSE 100 Index           140       June 2006     14,445,778     14,521,181         75,403
                                                                              $   628,249


(a)  Non-income producing security.

(b) At March 31, 2006, the cost basis of investments securities owned was substantially identical for both book and tax. Gross unrealized appreciation was $2,106,561,752 and gross unrealized depreciation of investments was $(18,260,680) resulting in net unrealized appreciation of $2,088,301,072 (excluding foreign currency transactions and futures contracts).

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 17


PORTFOLIO OF INVESTMENTS
International Portfolio
March 31, 2006 (unaudited)


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-98.5%

Financial-34.4%
Banking-19.9%
ABN AMRO Holding NV                             565,000   $   16,882,895
Anglo Irish Bank Corp. Plc                    1,300,076       21,407,402
Banco Bilbao Vizcaya Argentaria SA            1,559,619       32,494,878
Barclays Plc                                  2,909,000       33,972,128
BNP Paribas*                                    794,288       73,508,742
BNP Paribas(a)                                   79,428        7,127,666
Commerzbank AG                                  421,532       16,765,664
Credit Agricole SA*                              98,000        3,798,109
Credit Suisse Group*                          1,316,910       73,672,876
EFG Eurobank Ergasias SA                        447,506       17,218,874
HBOS Plc                                      1,831,090       30,533,213
KBC Groep NV                                    115,000       12,321,283
Mitsubishi UFJ Financial Group, Inc.              3,488       53,044,319
National Bank of Greece SA                      320,494       15,070,500
Royal Bank of Scotland Group Plc              1,223,800       39,791,853
Societe Generale*                               283,100       42,420,623
Standard Chartered Plc                          620,664       15,415,840
Sumitomo Mitsui Financial Group, Inc.*            8,897       98,207,490
UBS AG                                          511,733       56,238,684
                                                          ---------------
                                                             659,893,039

Financial Services-3.5%
Nomura Holdings, Inc.*                        2,602,100       57,644,070
ORIX Corp.*                                     191,700       59,540,146
                                                          ---------------
                                                             117,184,216

Insurance-8.6%
Assurances Generales de France*                 379,900       45,772,709
Aviva Plc                                     2,264,529       31,383,985
Friends Provident Plc                         3,980,000       14,376,813
ING Groep NV                                  3,067,215      120,797,077
Muenchener Rueckversicherungs AG*               225,600       31,907,457
Prudential Plc                                1,194,643       13,817,379
QBE Insurance Group, Ltd.*                    1,644,245       25,714,611
                                                          ---------------
                                                             283,770,031

Wholesale & International Trade-2.4%
Mitsubishi Corp.                              1,230,200       28,049,502
Mitsui & Co., Ltd.*                           3,657,000       52,817,665
                                                          ---------------
                                                              80,867,167
                                                          ---------------
                                                           1,141,714,453

Capital Equipment-12.2%
Aerospace & Defense-3.0%
BAE Systems Plc                               6,466,204       47,141,389
European Aeronautic Defence & Space Co.*      1,237,277       51,979,386
                                                          ---------------
                                                              99,120,775


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Automobiles-6.3%
Continental AG                                  460,700   $   50,663,088
Denso Corp.                                     776,500       30,693,709
Renault SA*                                     493,500       52,297,006
Toyota Motor Corp.*                           1,406,300       76,571,843
                                                          ---------------
                                                             210,225,646

Industrial Components-0.6%
Sumitomo Electric Industries, Ltd.*           1,174,400       18,603,350

Machinery & Engineering-2.3%
Atlas Copco AB*                               1,262,937       35,478,077
MAN AG*                                         315,000       21,844,576
Sumitomo Heavy Industries, Ltd.*              2,164,000       20,753,729
                                                          ---------------
                                                              78,076,382
                                                          ---------------
                                                             406,026,153

Technology/Electronics-9.7%
Data Processing-5.6%
Business Objects SA(a)*                         535,866       19,521,355
Canon, Inc.                                     948,600       62,602,418
Cap Gemini SA(a)*                             1,097,263       59,630,876
SAP AG*                                         205,347       44,520,383
                                                          ---------------
                                                             186,275,032

Electrical & Electronics-1.9%
Koninklijke Philips Electronics NV*             465,000       15,651,841
NEC Corp.*                                    2,751,000       19,349,501
Telefonaktiebolaget LM Ericsson*              5,886,026       22,235,410
Thomson SA*                                     400,000        7,887,409
                                                          ---------------
                                                              65,124,161

Electronic Components & Instruments-2.2%
Flextronics International, Ltd.(a)              820,800        8,495,280
Hitachi, Ltd.*                                1,765,000       12,493,985
Hoya Corp.*                                   1,042,800       41,990,938
Kyocera Corp.*                                  103,600        9,131,965
                                                          ---------------
                                                              72,112,168
                                                          ---------------
                                                             323,511,361

Energy-9.3%
Energy Equipment & Services-0.2%
Technip SA*                                     122,218        8,287,940

Energy Sources-9.1%
BG Group Plc                                  1,795,939       22,430,623
BP Plc                                        2,546,300       29,286,013
Canadian Natural Resources, Ltd.                435,200       24,185,024
ENI SpA*                                      2,334,547       66,476,153
Nexen, Inc.                                     295,000       16,242,240
Nippon Mining Holdings, Inc.                  1,680,000       14,169,523
Norsk Hydro ASA*                                284,267       39,324,760


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 19


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Petro-Canada                                    426,831   $   20,240,528
Repsol YPF SA*                                1,091,500       30,998,894
Royal Dutch Shell Plc                           372,096       12,112,354
Total SA*                                        96,400       25,414,232
                                                          ---------------
                                                             300,880,344
                                                          ---------------
                                                             309,168,284

Industrial Commodities-7.6%
Chemicals-0.3%
Mitsui Chemicals, Inc.*                       1,311,000        9,639,043

Forest & Paper-0.5%
Svenska Cellulosa AB*                           403,100       17,691,525

Metal - Nonferrous-2.9%
BHP Billiton Plc                              1,478,349       27,107,653
Rio Tinto Plc                                   427,822       21,942,970
Teck Cominco, Ltd.                              230,000       14,798,305
Xstrata Plc*                                    967,850       31,335,957
                                                          ---------------
                                                              95,184,885

Metal - Steel-2.6%
Arcelor*                                        866,706       34,099,100
JFE Holdings, Inc.*                             965,000       39,025,900
Kobe Steel, Ltd.*                             3,030,000       11,522,381
                                                          ---------------
                                                              84,647,381

Miscellaneous Materials-1.3%
Nitto Denko Corp.*                              520,400       44,135,614
                                                          ---------------
                                                             251,298,448

Consumer Staples-6.7%
Beverages & Tobacco-3.1%
British American Tobacco Plc                  2,695,798       65,217,790
Japan Tobacco, Inc.                              10,455       36,792,101
                                                          ---------------
                                                             102,009,891

Food & Household Products-3.6%
Delhaize Group*                                 295,503       21,165,735
J Sainsbury Plc                               4,390,000       25,293,909
Luxottica Group SpA*                          1,036,901       28,538,917
Nestle SA*                                      118,583       35,113,770
Tate & Lyle Plc*                              1,091,100       10,803,733
                                                          ---------------
                                                             120,916,064
                                                          ---------------
                                                             222,925,955

Medical-5.7%
Health & Personal Care-5.7%
AstraZeneca Plc                                 233,800       11,746,258
GlaxoSmithKline Plc                             445,200       11,638,872
Nobel Biocare Holding AG*                        80,831       18,010,710
Novartis AG*                                    737,371       40,913,816
Roche Holding AG                                276,875       41,147,312


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Sanofi-Aventis*                                 510,859   $   48,443,665
Takeda Pharmaceutical Co., Ltd.*                299,400       17,031,286
                                                          ---------------
                                                             188,931,919

Consumer Cyclicals-3.6%
Appliances & Household Durables-0.6%
Matsushita Electric Industrial Co., Ltd.*       364,000        8,042,651
Sony Corp.*                                     243,900       11,236,101
                                                          ---------------
                                                              19,278,752

Broadcasting & Publishing-0.6%
Societe Television Francaise 1*                 623,957       18,878,823

Leisure & Tourism-1.0%
Enterprise Inns Plc                             490,710        8,096,899
Whitbread Plc                                 1,259,913       25,907,594
                                                          ---------------
                                                              34,004,493

Merchandising-1.4%
Marks & Spencer Group Plc                     2,964,377       28,614,590
Yamada Denki Co., Ltd.*                         162,400       18,785,259
                                                          ---------------
                                                              47,399,849
                                                          ---------------
                                                             119,561,917

Construction & Housing-3.6%
Building Materials-0.7%
Buzzi Unicem SpA*                               350,000        8,339,649
Rinker Group, Ltd.                            1,097,065       15,463,457
                                                          ---------------
                                                              23,803,106

Construction & Housing-2.8%
CRH Plc                                       1,143,318       39,936,819
George Wimpey Plc                             1,663,800       16,128,968
Persimmon Plc                                   660,000       15,185,439
Vinci SA*                                       212,136       20,873,826
Vinci SA Rights, expiring 4/12/06(a)            212,136          455,026
                                                          ---------------
                                                              92,580,078

Real Estate-0.1%
Sino Land Co.*                                1,450,200        2,087,928
                                                          ---------------
                                                             118,471,112

Utilities-2.8%
Electric & Gas Utility-2.8%
E.ON AG*                                        315,800       34,691,452
Endesa SA*                                    1,035,800       33,332,051
RWE AG*                                         289,000       25,091,750
                                                          ---------------
                                                              93,115,253

Telecommunications-2.2%
Telecommunications-2.2%
Singapore Telecommunications, Ltd.*          18,670,650       30,577,530
Vodafone Group Plc                           20,019,000       41,764,146
                                                          ---------------
                                                              72,341,676


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 21


                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)    U.S. $ Value
-------------------------------------------------------------------------------
Transportation-0.7%
Transportation - Shipping-0.7%
Mitsui OSK Lines, Ltd.*                       3,332,000   $   22,531,377

Total Common Stocks & Other Investments
  (cost $2,429,460,265)                                    3,269,597,908

SHORT-TERM INVESTMENT-1.6%
Repurchase Agreement-1.6%
State Street Bank & Trust Co., 3.75%, dated
  3/31/06, due 4/03/06 in the amount of
  $54,393,993 (collateralized by $55,805,000
  U.S. Treasury Note, 2.375%, due 8/15/06,
  value $55,469,054) (amortized cost
  $54,377,000)                               $   54,377       54,377,000

Total Investments Before Security
  Lending Collateral-100.1%
  (cost $2,483,837,265)                                    3,323,974,908

INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED-24.7%
Repurchase Agreements-20.5%
Deutsche Bank, 4.60%, dated 3/31/06, due
  4/03/06 in the amount of $136,052,133
  (collateralized by $142,095,000 U.S. Treasury
  Bill, due 9/28/06, value $138,772,819)        136,000      136,000,000
The Bear Stearns Cos., Inc., 4.48%, dated
  3/31/06, due 4/03/06 in the amount of
  $136,050,773 (collateralized by $120,900,000
  U.S. Treasury Bond, 2.75%-3.00%, due
  6/30/06-7/15/12, value $138,680,575)          136,000      136,000,000
ABN Amro Bank, 4.50%, dated 3/31/06, due
  4/03/06 in the amount of $136,051,000
  (collateralized by $139,720,000 U.S. Treasury
  Note, 2.00%-2.875%, due 5/15/06-8/15/07,
  value $138,709,876)                           136,000      136,000,000
Morgan Stanley, 4.49%, dated 3/31/06, due
  4/03/06 in the amount of $136,050,887
  (collateralized by $142,570,000 U.S. Treasury
  Note, 2.00%, due 1/15/16, value
  $138,816,830)                                 136,000      136,000,000
Greenwich Funding, 4.50%, dated 3/31/06, due
  4/03/06 in the amount of $136,051,000
  (collateralized by $145,315,000 U.S. Treasury
  Note, 3.375%, due 2/15/14, value
  $138,852,826)                                 136,000      136,000,000

Total Repurchase Agreements
  (cost $680,000,000)                                        680,000,000


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                              Principal
                                                 Amount
                                                   (000)    U.S. $ Value
-------------------------------------------------------------------------------
Time Deposits-4.2%
Royal Bank of Canada
  4.25%, 4/03/06                             $  138,944   $  138,944,000

Total Investment of Cash Collateral for
  Securities Loaned
  (cost $818,944,000)                                        818,944,000

Total Investments-124.8%
  (cost $3,302,781,265)(b)                                 4,142,918,908
Other assets less liabilities-(24.8)%                       (823,111,780)

Net Assets-100%                                           $3,319,807,128


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note 1D)

                                                                Value at
                     Number of    Expiration     Original       March 31,     Unrealized
    Type             Contracts      Month          Value           2006      Appreciation
-------------------------------------------------------------------------------------------
DJ Euro Stoxx 50        276        June 2006   $ 12,592,812   $ 12,696,498    $   103,686
FTSE 100 Index           40        June 2006      4,127,365      4,148,909         21,544
                                                                              $   125,230


* Represents entire or partial securities out on loan. See Note I for securities lending information.

(a)  Non-income producing security.

(b) At March 31, 2006, the cost basis of investments securities owned was substantially identical for both book and tax. Gross unrealized appreciation was $858,743,435 and gross unrealized depreciation of investments was $(18,605,792) resulting in net unrealized appreciation of $840,137,643 (excluding foreign currency transactions and futures contracts).

     See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 23


STATEMENTS OF ASSETS & LIABILITIES
March 31, 2006 (unaudited)


                                           Tax-Managed
                                          International      International
                                            Portfolio          Portfolio
                                          --------------     --------------
Assets
Investments in securities at value
  (including investments of cash
  collateral for securities loaned of:
  International, $818,944,000)            $7,258,970,058     $4,142,918,908(a)
Foreign currency at value(b)(c)               37,422,956         13,732,759
Cash in bank                                         277                335
Receivables:
  Interest                                        51,694             16,993
  Dividends                                   25,865,850         11,751,495
  Investment securities sold                  23,220,463         10,785,852
  Capital shares sold                         20,197,660          7,394,251
  Foreign withholding tax reclaims             1,167,459            291,170
Total assets                               7,366,896,417      4,186,891,763

Liabilities
Payable for collateral on securities
  lending at value                                    -0-       818,944,000
Payables:
  Investment securities purchased             49,535,136         42,998,289
  Capital shares redeemed                      4,079,482          1,497,454
  Management fee                               5,339,543          2,559,180
  Shareholder servicing and
    administration fee                         1,605,296            722,763
  Transfer Agent fee                              54,213             28,338
  Distribution fee payable                         2,581             21,886
  Accrued expenses                               287,212            193,995
  Margin owed to broker on futures
    contracts                                    530,819            118,730
Total liabilities                             61,434,282        867,084,635
Net Assets                                $7,305,462,135     $3,319,807,128
Cost of investments (including cash
  collateral on securities loaned)        $5,170,668,986     $3,302,781,265

Net Assets Consist of:
Capital stock, at par*                    $      273,806     $      124,870
Additional paid-in capital                 4,776,043,765      2,301,597,091
Distributions in excess of net
  investment income                           (1,392,601)        (4,174,588)
Accumulated net realized gain on
  investment and foreign currency
  transactions                               441,577,292        182,046,723
Unrealized appreciation/(depreciation)
  of:
  Investments and futures                  2,088,929,321        840,262,873
  Foreign currency denominated assets
    and liabilities                               30,552            (49,841)
                                          $7,305,462,135     $3,319,807,128


* The Sanford C. Bernstein Fund, Inc. has authorized 7.8 billion shares of common stock with par value of $.001 per share.

(a)  Includes securities on loan with a value of $772,761,501.

(b)  Cost: $37,387,062 and $13,748,185, repectively.

(c) The amounts of U.S. $5,335,631 and $1,094,710, respectively, have been segregated to collateralize margin requirements for the open futures contracts at March 31, 2006.

     See notes to financial statements.


24 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                           Tax-Managed
                                          International      International
                                            Portfolio          Portfolio
                                          --------------     --------------
Calculation of Maximum Offering
Price
Tax-Managed International Class
Shares
Net Assets                                $7,299,523,053
Shares of capital stock outstanding          273,581,856
Net asset value, offering and
  redemption price per share              $        26.68

International Class Shares
Net Assets                                                   $3,724,379,631
Shares of capital stock outstanding                             123,150,449
Net asset value, offering and
  redemption price per share                                 $        26.59

Class A Shares
Net Assets                                $    4,141,347     $   29,465,416
Shares of capital stock outstanding              156,020          1,113,043
Net asset value and redemption
  price per share                         $        26.54     $        26.47
Sales charge--4.25% of public
  offering price                                    1.18               1.17
Maximum offering price                    $        27.72     $        27.64

Class B Shares
Net Assets                                $      414,911     $    3,753,114
Shares of capital stock outstanding               15,752            142,633
Net asset value and offering price
  per share                               $        26.34     $        26.31

Class C Shares
Net Assets                                $    1,382,824     $   12,208,967
Shares of capital stock outstanding               52,526            463,871
Net asset value and offering price
  per share                               $        26.33     $        26.32


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 25


STATEMENTS OF OPERATIONS
Six Months Ended March 31, 2006 (unaudited)


                                           Tax-Managed
                                          International      International
                                            Portfolio          Portfolio
                                          --------------     --------------
Investment Income
Income:
  Interest                                 $   1,457,210      $   1,076,138
  Dividends (net of foreign
    withholding taxes of $2,778,041
    and $1,304,348, respectively)             50,635,232         22,095,881
Total income                                  52,092,442         23,172,019

Expenses
Management fee                                27,962,377         13,506,375
Shareholder servicing and
  administration fee                           8,174,830          3,729,555
Custodian fee                                  1,309,842            770,224
Transfer agent fee--Non Retail Class             146,899             96,259
Transfer agent fee--Class A                        7,334             17,118
Transfer agent fee--Class B                          556              1,853
Transfer agent fee--Class C                        2,154              6,288
Distribution fees--Class A                         4,810             43,670
Distribution fees--Class B                         1,247             15,902
Distribution fees--Class C                         4,749             53,846
Auditing and tax fees                            103,855             53,972
Directors' fees and expenses                      96,283             44,052
Legal fees                                        65,198             27,895
Registration fees                                106,809             58,241
Printing fees                                     72,778             43,052
Miscellaneous                                     93,415             46,101
Total expenses                                38,153,136         18,514,403
Less: expenses waived and reimbursed
  by the Transfer Agent                           (8,365)              (291)
Less: expenses offset arangement                     (35)              (539)
Net expenses                                  38,144,736         18,513,573
Net investment income                         13,947,706          4,658,446

Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
  Investment transactions                    446,902,709        235,662,855
  Futures transactions                         3,324,769          1,597,879
  Foreign currency transactions               (5,066,243)          (582,915)
Net realized gain on investment and
  foreign currency transactions              445,161,235        236,677,819
Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
  Investments and futures                    526,624,891        207,189,201
  Foreign currency denominated
    assets and liabilities                      (405,324)            34,826
Net increase in unrealized
  appreciation/(depreciation) of
  investments and foreign currency
  denominated assets and liabilities         526,219,567        207,224,027
Net realized and unrealized gain on
  investment and foreign currency
  transactions                               971,380,802        443,901,846

Net increase in net assets resulting
  from operations                          $ 985,328,508      $ 448,560,292


See notes to financial statements.


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26 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


STATEMENTS OF CHANGES IN NET ASSETS


                                              Tax-Managed International
                                                       Portfolio
                                          ---------------------------------
                                            Six Months           Year
                                          Ended 3/31/06          Ended
                                           (unaudited)          9/30/05
                                          --------------     --------------
Increase (Decrease) in Net Assets
From Operations:
Net investment income                     $   13,947,706     $   62,239,311
Net realized gain on investment and
  foreign currency transactions              445,161,235        350,763,410
Increase in unrealized
  appreciation/(depreciation) of
  investments and foreign currency
  denominated assets and liabilities         526,219,567        714,291,614
Net increase in net assets resulting
  from operations                            985,328,508      1,127,294,335

Dividends and distributions to
shareholders:
Dividends from net investment income
  Tax-Managed International Class
    Shares                                   (76,795,406)       (38,551,625)
  Class A                                        (36,350)            (1,635)
  Class B                                         (1,290)              (374)
  Class C                                         (4,890)              (864)
Distributions from net realized gain
  on investment transactions
  Tax-Managed International Class
    Shares                                  (352,717,365)       (64,395,815)
  Class A                                       (170,785)            (2,979)
  Class B                                        (10,684)            (1,067)
  Class C                                        (40,504)            (2,457)
Total dividends and distributions to
  shareholders                              (429,777,274)      (102,956,816)

Capital-share transactions
Net proceeds from sales of shares            674,615,593      1,054,997,614
Net proceeds from sales of shares
  issued to shareholders on
  reinvestment of dividends and
  distributions                              368,733,747         97,862,728
Total proceeds from shares sold            1,043,349,340      1,152,860,342
Cost of shares redeemed                     (375,485,678)      (707,054,456)
Increase in net assets from
  capital-share transactions                 667,863,662        445,805,886
Net increase in net assets                 1,223,414,896      1,470,143,405

Net Assets:
Beginning of period                        6,082,047,239      4,611,903,834
End of period (Includes
  undistributed/(distributions in
  excess of) net investment income
  of $(1,392,601) and $61,497,629,
  respectively)                           $7,305,462,135     $6,082,047,239


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 27


STATEMENTS OF CHANGES IN NET ASSETS


                                              International Portfolio
                                          ---------------------------------
                                            Six Months           Year
                                          Ended 3/31/06          Ended
                                           (unaudited)          9/30/05
                                          --------------     --------------
Increase (Decrease) in Net Assets
From Operations:
Net investment income                     $    4,658,446     $   29,005,975
Net realized gain on investment and
  foreign currency transactions              236,677,819        211,320,415
Increase in unrealized
  appreciation/(depreciation) of
  investments and foreign currency
  denominated assets and liabilities         207,224,027        294,200,680
Net increase in net assets resulting
  from operations                            448,560,292        534,527,070

Dividends to shareholders:
Dividends from net investment income
  International Class Shares                 (37,094,428)       (19,606,874)
  Class A                                       (355,394)           (32,241)
  Class B                                        (13,731)            (6,949)
  Class C                                        (43,454)           (33,811)
  Class R                                             -0-               (75)
Total dividends to shareholders              (37,507,007)       (19,679,950)

Capital-share transactions
Net proceeds from sales of shares            347,040,701        443,734,535
Net proceeds from sales of shares
  issued to shareholders on
  reinvestment of dividends and
  distributions                               36,476,471         19,096,435
Total proceeds from shares sold              383,517,172        462,830,970
Cost of shares redeemed                     (302,368,400)      (349,463,822)
Increase in net assets from
  capital-share transactions                  81,148,772        113,367,148
Net increase in net assets                   492,202,057        628,214,268

Net Assets
Beginning of period                        2,827,605,071      2,199,390,803
End of period (Includes
  undistributed/(distributions in
  excess of) net investment income
  of $(4,174,588) and $28,673,973,
  respectively)                           $3,319,807,128     $2,827,605,071


See notes to financial statements.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


NOTES TO FINANCIAL STATEMENTS
March 31, 2006 (unaudited)


NOTE 1.
Organization and Significant Accounting Policies

The shares of AllianceBernstein Tax-Managed International Portfolio and International Portfolio are offered through the Tax-Managed International Portfolio and International Portfolio (the "Portfolios"), respectively, of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. The Tax-Managed International and International Portfolios commenced offering of Class A, B and C shares on January 30, 2004 in addition to the existing Tax-Managed International and International Class shares, respectively. Effective February 17, 2004, the International Portfolio commenced offering Class R shares. As of February 23, 2005, the Class R shares are no longer being offered to shareholders. Collectively, the Class A, B and C shares are referred to as the "AllianceBernstein International Retail Class shares". These financial statements include only the retail classes of the Tax-Managed International and International Portfolios. The financial highlights of the Tax-Managed International and International Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ")


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 29


are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (prior to February 24, 2006 known as Alliance Capital Management, L.P.) (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B. Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., Eastern time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year.

The Portfolios invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.


C. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend.

D. Futures Contracts

Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities and maintain as collateral an initial margin with the broker equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 31


E. Taxes

Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.

F. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that their custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

G. Distribution of Income and Gains

Dividends from net investment income and distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their relative net assets.


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


I. Securities Lending

Each of the Portfolios may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the statements of assets and liabilities. At March 31, 2006, the International Portfolio had securities on loan with a value of $772,761,501 and had received collateral of $819,125,444, of which $819,125,444 was cash collateral and $181,444 was collateral in the form of U.S. Government securities. The International Portfolio earned $522,949 from securities lending transactions for the six months ended March 31, 2006. The amount is reflected in the statement of operations as a component of interest income.

NOTE 2.
Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors.

Each of the Portfolios pays the Adviser an investment management fee at an annual rate of up to .925% of the first $1 billion, .85% of the next $3 billion, .80% of the next $2 billion, .75% of the next $2 billion and .65% in excess of $8 billion of the average daily net assets of the Portfolios. Prior to November 29, 2005, the Adviser received an investment management fee, at an annual rate of up to 1% of the first $1 billion, .90% of the next $3 billion, ..85% of the next $2 billion and .75% in excess of $6 billion of the average daily net assets of the Portfolios.

B. Transfer Agency Agreement; Shareholder Servicing Fee

Under a Transfer Agency Agreement between the Fund, on behalf of the Retail Classes, and AllianceBernstein Investor Services, Inc. (prior to February 24,


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 33


2006 known as Alliance Global Investor Services, Inc.) ("ABIS"), the Retail Classes compensate ABIS, a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2006, the compensation retained by ABIS amounted to $635 and $9,892 for the Tax-Managed International and International Portfolios, respectively. During the period, ABIS voluntarily agreed to waive a portion of its fees for such services for the Tax-Managed International Portfolio and the International Portfolio. Such waivers amounted to $8,365 and $291, respectively, for the six months ended March 31, 2006.

For the six months ended March 31, 2006, the expenses for the Retail Classes of Tax-Managed International Portfolio and the International Portfolio, were reduced under an expense offset arrangement with ABIS by $35 and $539, respectively.

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder services to individual shareholders of the Portfolios (except the Retail Classes). Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. This agreement applies only to the Tax-Managed International and International Class shares of the Portfolios. Under the agreement, the fee paid by the Tax-Managed International and International Class shares to the Adviser for services under this agreement is .25 of 1% of the average daily net assets of each Portfolio during the month.

C. Distribution Arrangements--Tax-Managed International and International Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Tax-Managed International and International Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Tax-Managed International and International Class shares of the Portfolios. This agreement does not apply to the AllianceBernstein International Retail Class shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of the Adviser.

-------------------------------------------------------------------------------

34 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


D. Distribution Arrangements--AllianceBernstein International Retail Classes

The AllianceBernstein International Retail Class shares of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investments, Inc. (prior to February 24, 2006 known as AllianceBernstein Investment Research and Management, Inc.), (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A shares and 1% of the Class B and Class C shares of the respective average daily net assets attributable to the Retail Classes. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                                    Class B       Class C
                                                   ----------    ----------
Tax-Managed International                           $138,934      $438,294
International                                        173,081       484,522


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B and C shares.

E. Other Transactions with Affiliates

Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 35


imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2006 as follows:

                       Front-End      Contingent Deferred Sales Charges
                   Sales Charges     -----------------------------------
                         Class A        Class A   Class B     Class C
------------------------------------------------------------------------
Tax-Managed
  International           $1,404         $ -0-     $  113      $  107
International              5,811           -0-      5,081       8,341


For the six months ended March 31, 2006, the Tax-Managed International and the International Portfolios paid brokerage commissions to Sanford C. Bernstein & Co., LLC, in the amounts of $560 and $640, respectively. The Tax-Managed International Portfolio paid commissions to Sanford C. Bernstein & Co., Ltd., in the amount of $69,330.

NOTE 3.
Investment Security Transactions

Purchases and Sales

For the period from October 1, 2005 through March 31, 2006, the Portfolios had purchase and sale transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                        Purchases    Purchases             Sales         Sales
                   Excluding U.S.      of U.S.    Excluding U.S.       of U.S.
                       Government   Government        Government    Government
                       Securities   Securities        Securities    Securities
-------------------------------------------------------------------------------
Tax-Managed
  International    $2,161,654,856        $ -0-     $2,069,135,210        $ -0-
International       1,196,537,428          -0-      1,164,312,240          -0-


NOTE 4.
Risks Involved in Investing in the Portfolios

Concentration of Risk--Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political and social instability. Economic, political and social instability could disrupt financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, national policies may restrict investment opportunities.

In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Portfolio will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.


-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Indemnification Risk--In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

NOTE 5.
Risks Involved in Futures and Foreign Currency Contracts

Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Portfolios enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolios' activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

The Portfolios may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the statements of assets and liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6.
Capital-Share Transactions

As of March 31, 2006, the Fund has authorized 7.8 billion shares of common stock, par value $0.001 per share, of which 7.5 billion are divided into 12 Portfolios. It has allocated 1 billion to the Tax-Managed International Portfolio, of which 400 million is allocated to the Tax-Managed International Class Shares and 200 million each to Class A, Class B and Class C shares. The Fund has also allocated 1.2 billion to the International Portfolio, of which 600 million is allo-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 37


cated to the International Class Shares and 200 million each to Class A, Class
B and Class C shares. Share transactions for the Portfolios for the six months ended March 31, 2006 and for the year ended September 30, 2005, were as follows:


                               TAX-MANAGED INTERNATIONAL PORTFOLIO
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended                        Ended
                       March 31,     Year Ended     March 31,      Year Ended
                         2006      September 30,      2006       September 30,
                      (unaudited)       2005       (unaudited)        2005
                     ------------  ------------  --------------  --------------
Tax-Managed
  International
  Class Share
Shares sold           26,974,754    47,072,434  $  672,676,228  $1,052,136,545
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions       15,633,830     4,555,651     368,489,365      97,855,405
Shares redeemed      (14,953,408)  (31,558,920)   (375,291,147)   (706,984,300)
Net increase          27,655,176    20,069,165     665,874,446     443,007,650
Beginning of
  period             245,926,680   225,857,515   4,105,308,695   3,662,301,045
End of period        273,581,856   245,926,680  $4,771,183,141  $4,105,308,695

Tax-Managed
  International
  Class A Shares
Shares sold               42,688       102,026  $    1,076,447  $    2,254,583
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions            8,764           205         205,596           4,390
Shares converted
  from Class B                -0-          540              -0-         12,028
Shares redeemed           (4,194)         (516)       (103,346)        (12,442)
Net increase              47,258       102,255       1,178,697       2,258,559
Beginning of
  period                 108,762         6,507       2,387,469         128,910
End of period            156,020       108,762  $    3,566,166  $    2,387,469



-------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                TAX-MANAGED INTERNATIONAL PORTFOLIO
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended                        Ended
                       March 31,     Year Ended     March 31,      Year Ended
                         2006      September 30,      2006       September 30,
                      (unaudited)       2005       (unaudited)        2005
                     ------------  ------------  --------------  --------------
Tax-Managed
  International
  Class B Shares
Shares sold                9,991         6,403  $      250,292  $      141,983
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions              298            51           6,962           1,059
Shares converted
  to Class A                  -0-         (544)             -0-        (12,028)
Shares redeemed           (1,890)       (1,294)        (48,479)        (29,294)
Net increase               8,399         4,616         208,775         101,720
Beginning of
  period                   7,353         2,737         156,250          54,530
End of period             15,752         7,353        $365,025        $156,250

Tax-Managed
  International
  Class C Shares
Shares sold               25,088        20,255  $      612,626  $      452,475
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions            1,365            87          31,824           1,874
Shares redeemed           (1,746)         (706)        (42,706)        (16,392)
Net increase              24,707        19,636         601,744         437,957
Beginning of
  period                  27,819         8,183         601,495         163,538
End of period             52,526        27,819  $    1,203,239  $      601,495


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 39


                                      INTERNATIONAL PORTFOLIO
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended                        Ended
                       March 31,     Year Ended     March 31,      Year Ended
                         2006      September 30,      2006       September 30,
                      (unaudited)       2005       (unaudited)        2005
                     ------------  ------------  --------------  --------------
International
  Class Share
Shares sold           13,622,805    19,431,940  $  332,317,269  $  410,168,394
Shares issued to
  shareholders on
  reinvestment of
  dividends            1,540,784       945,230      36,285,430      19,065,301
Shares redeemed      (11,721,889)  (16,342,116)   (285,237,628)   (343,893,907)
Net increase           3,441,700     4,035,054      83,365,071      85,339,788
Beginning of
  period             119,708,749   115,673,695   2,184,055,571   2,098,715,783
End of period        123,150,449   119,708,749  $2,267,420,642  $2,184,055,571

International
  Class A Shares
Shares sold              374,178     1,175,024  $    9,164,160  $   24,657,035
Shares issued to
  shareholders on
  reinvestment of
  dividends                7,075         1,066         166,052          21,461
Shares converted
  from Class B             2,169         3,514          55,294          75,664
Shares redeemed         (493,555)     (121,631)    (12,125,133)     (2,656,916)
Net increase
  (decrease)            (110,133)    1,057,973      (2,739,627)     22,097,244
Beginning of
  period               1,223,176       165,203      25,143,620       3,046,376
End of period          1,113,043     1,223,176  $   22,403,993  $   25,143,620

International
  Class B Shares
Shares sold               45,251        91,339  $    1,088,752  $    1,892,028
Shares issued to
  shareholders on
  reinvestment of
  dividends                  441           216          10,303           4,324
Shares converted
  to Class A              (2,181)       (3,545)        (55,294)        (75,664)
Shares redeemed          (17,740)      (19,485)       (433,534)       (413,136)
Net increase              25,771        68,525         610,227       1,407,552
Beginning of
  period                 116,862        48,337       2,295,837         888,285
End of period            142,633       116,862  $    2,906,064  $    2,295,837


-------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                      INTERNATIONAL PORTFOLIO
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                         Ended                        Ended
                       March 31,     Year Ended     March 31,      Year Ended
                         2006      September 30,      2006       September 30,
                      (unaudited)       2005       (unaudited)        2005
                     ------------  ------------  --------------  --------------
International
  Class C Shares
Shares sold              181,390       337,112  $    4,415,226  $    6,941,414
Shares issued to
  shareholders on
  reinvestment of
  dividends                  628           267          14,686           5,349
Shares redeemed         (190,486)     (112,716)     (4,516,811)     (2,412,856)
Net increase
  (decrease)              (8,468)      224,663         (86,899)      4,533,907
Beginning of
  period                 472,339       247,676       9,079,404       4,545,497
End of period            463,871       472,339  $    8,992,505  $    9,079,404


NOTE 7.
Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2006 will be determined at the end of the fiscal year. The tax character of the distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

Tax-Managed International                         2005              2004
                                             --------------    --------------
Distributions paid from:
  Ordinary income                             $ 38,554,498      $ 61,238,586
  Net long-term capital gains                   64,402,318                -0-
Total distributions paid                      $102,956,816      $ 61,238,586

International                                      2005              2004
                                             --------------    --------------
Distributions paid from:
  Ordinary income                             $ 19,679,950      $ 18,338,621
Total distributions paid                      $ 19,679,950      $ 18,338,621


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 41


As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                      Accumulated
                                       Long-Term      Capital and                               Total
                        Ordinary         Capital      Other Gains        Unrealized       Accumulated
                          Income            Gain      (Losses)(a)   Appreciation(b)       Earnings(c)
------------------------------------------------------------------------------------------------------
Tax-Managed
  International     $107,662,808    $320,454,973    $           0    $1,545,804,490    $1,973,922,271
International         36,957,866               0      (54,114,121)      624,188,137       607,031,882

(a) On September 30, 2005, the International Portfolio had a net capital loss carryforward for federal income tax purposes of $54,114,121, all of which expires in the year 2011. During the fiscal year, the International Portfolio utilized prior capital loss carryforwards of $210,700,325. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2005, the Tax-Managed International Portfolio deferred to October 1, 2005 post-October currency losses of $328,941.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and mark to market on passive foreign investment companies.

(c) The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to post-October loss deferrals.


NOTE 8.
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reim-


-------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


bursement Fund is to be paid, in order of priority, to fund investors based on

     (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; however, the Portfolios did not have their fees reduced; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Funds, will introduce governance and compliance changes.

A special committee of the AllianceBernstein's Board of Directors, comprised of the members of the AllianceBernstein's Audit Committee and the other independent member of the AllianceBernstein's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the independent directors of the Sanford C. Bernstein Fund, Inc. have designated an independent economic consultant and independent counsel to investigate the above-mentioned matters.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 43


be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). All of the actions removed to federal court were also transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the


-------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 26, 2006, the Adviser, Alliance Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. On April 11, 2006, the Court dismissed the Writ and later granted defendants a 30-day stay to file an appeal. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services,
(ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and puni- tive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fundrelated fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 45


filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and
(iii) are brought on behalf of shareholders of the Funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. Plaintiffs have moved for leave to amend their consolidated complaint.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                          Tax-Managed
                                                    International Portfolio
                                            ---------------------------------------
                                                             Class A
                                            ---------------------------------------
                                             Six Months
                                               Ended                    January 30,
                                              March 31,   Year Ended    2004(a) to
                                                2006      September     September
                                            (unaudited)    30, 2005      30, 2004
                                            -----------   -----------  ------------
Net asset value, beginning of period          $24.61        $20.38       $19.74

Income From Investment Operations
Investment income, net(b)(c)                     .04           .27          .09
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  3.63          4.40          .55
Total from investment operations                3.67          4.67          .64

Less: Dividends and Distributions
Dividends from taxable net investment
  income                                        (.31)         (.16)          -0-
Distributions from net realized gain on
  investment transactions                      (1.43)         (.28)          -0-
Total dividends and distributions              (1.74)         (.44)          -0-
Net asset value, end of period                $26.54        $24.61       $20.38
Total return(d)                                15.83%        23.24%        3.24%

Ratios/Supplemental Data
Net assets, end of period (000 omitted)       $4,141        $2,677         $133
Average net assets (000 omitted)              $3,180        $1,136          $65
Ratio of expenses to average net assets,
  net of waiver                                 1.34%*(e)     1.57%        1.59%*
Ratio of expenses to average net assets,
  before waiver                                 1.72%*(e)     2.61%       11.01%*
Ratio of net investment income to
  average net assets(b)                          .32%*(e)     1.22%         .77%*
Portfolio turnover rate                           32%           53%          71%


See footnote summary on page 52.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 47


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                          Tax-Managed
                                                    International Portfolio
                                            ---------------------------------------
                                                           Class B
                                            ---------------------------------------
                                             Six Months
                                               Ended                    January 30,
                                              March 31,   Year Ended    2004(a) to
                                                2006       September    September
                                            (unaudited)    30, 2005      30, 2004
                                            -----------   -----------  ------------
Net asset value, beginning of period          $24.39        $20.29       $19.74

Income From Investment Operations
Investment income (loss), net(b)(c)             (.02)          .12          .02
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  3.57          4.36          .53
Total from investment operations                3.55          4.48          .55

Less: Dividends and Distributions
Dividends from taxable net investment
  income                                        (.17)         (.10)          -0-
Distributions from net realized gain on
  investment transactions                      (1.43)         (.28)          -0-
Total dividends and distributions              (1.60)         (.38)          -0-
Net asset value, end of period                $26.34        $24.39       $20.29
Total return(d)                                15.43%        22.37%        2.79%

Ratios/Supplemental Data
Net assets, end of period (000 omitted)         $415          $179          $55
Average net assets (000 omitted)                $247          $128          $29
Ratio of expenses to average net assets,
  net of waiver                                 2.04%*(e)     2.27%        2.26%*
Ratio of expenses to average net assets,
  before waiver                                 2.41%*(e)     3.31%       11.67%*
Ratio of net investment income (loss) to
  average net assets(b)                         (.12)%*(e)     .52%         .21%*
Portfolio turnover rate                           32%           53%          71%


See footnote summary on page 52.


-------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                          Tax-Managed
                                                    International Portfolio
                                            ---------------------------------------
                                                            Class C
                                            ---------------------------------------
                                             Six Months
                                               Ended                    January 30,
                                              March 31,   Year Ended    2004(a) to
                                                2006       September    September
                                            (unaudited)    30, 2005      30, 2004
                                            -----------   -----------  ------------
Net asset value, beginning of period          $24.37        $20.28       $19.74

Income From Investment Operations
Investment income (loss), net(b)(c)             (.04)          .10          .01
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  3.60          4.37          .53
Total from investment operations                3.56          4.47          .54

Less: Dividends and Distributions
Dividends from taxable net investment
  income                                        (.17)         (.10)          -0-
Distributions from net realized gain on
  investment transactions                      (1.43)         (.28)          -0-
Total dividends and distributions              (1.60)         (.38)          -0-
Net asset value, end of period                $26.33        $24.37       $20.28
Total return(d)                                15.49%        22.33%        2.74%

Ratios/Supplemental Data
Net assets, end of period (000 omitted)       $1,383          $678         $166
Average net assets (000 omitted)                $942          $446          $96
Ratio of expenses to average net assets,
  net of waiver                                 2.04%*(e)     2.27%        2.29%*
Ratio of expenses to average net assets,
  before waiver                                 2.41%*(e)     3.31%       11.70%*
Ratio of net investment income (loss) to
  average net assets(b)                         (.33)%*(e)     .46%         .09%*
Portfolio turnover rate                           32%           53%          71%


See footnote summary on page 52.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 49


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                   International Portfolio
                                            ---------------------------------------
                                                             Class A
                                            ---------------------------------------
                                             Six Months
                                               Ended                    January 30,
                                              March 31,   Year Ended    2004(a) to
                                                2006      September     September
                                            (unaudited)    30, 2005      30, 2004
                                            -----------   -----------  ------------
Net asset value, beginning of period          $23.18        $18.91       $18.21

Income From Investment Operations
Investment income, net(b)(c)                     .00(f)        .19          .10
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  3.58          4.23          .60
Total from investment operations                3.58          4.42          .70

Less: Dividends
Dividends from taxable net investment
  income                                        (.29)         (.15)          -0-
Net asset value, end of period                $26.47        $23.18       $18.91
Total return(d)                                15.62%        23.51%        3.84%

Ratios/Supplemental Data
Net assets, end of period (000 omitted)      $29,465       $28,354       $3,123
Average net assets (000 omitted)             $28,876       $11,570       $1,711
Ratio of expenses to average net assets,
  net of waiver                                 1.44%*(e)     1.62%        1.65%*
Ratio of expenses to average net assets,
  before waiver                                 1.44%*(e)     1.64%        1.93%*
Ratio of net investment income to
  average net assets(b)                          .04%*(e)      .95%         .89%*
Portfolio turnover rate                           39%           61%          92%


See footnote summary on page 52.


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50 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                   International Portfolio
                                            ---------------------------------------
                                                           Class B
                                            ---------------------------------------
                                             Six Months
                                               Ended                    January 30,
                                              March 31,   Year Ended    2004(a) to
                                                2006      September     September
                                            (unaudited)    30, 2005      30, 2004
                                            -----------   -----------  ------------
Net asset value, beginning of period          $22.94        $18.81       $18.21

Income From Investment Operations
Investment income (loss), net(b)(c)             (.07)          .09          .03
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  3.55          4.15          .57
Total from investment operations                3.48          4.24          .60

Less: Dividends
Dividends from taxable net investment
  income                                        (.11)         (.11)          -0-
Net asset value, end of period                $26.31        $22.94       $18.81
Total return(d)                                15.23%        22.64%        3.30%

Ratios/Supplemental Data
Net assets, end of period (000 omitted)       $3,753        $2,681         $909
Average net assets (000 omitted)              $3,154        $1,918         $528
Ratio of expenses to average net assets,
  net of waiver                                 2.14%*(e)     2.31%        2.35%*
Ratio of expenses to average net assets,
  before waiver                                 2.14%*(e)     2.33%        2.64%*
Ratio of net investment income (loss) to
  average net assets(b)                         (.58)%*(e)     .42%         .30%*
Portfolio turnover rate                           39%           61%          92%


See footnote summary on page 52.


ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 51


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                   International Portfolio
                                            ---------------------------------------
                                                          Class C
                                            ---------------------------------------
                                             Six Months
                                               Ended                    January 30,
                                              March 31,   Year Ended    2004(a) to
                                                2006      September     September
                                            (unaudited)    30, 2005      30, 2004
                                            -----------   -----------  ------------
Net asset value, beginning of period          $22.95        $18.82       $18.21
Income From Investment Operations
Investment income (loss), net(b)(c)             (.07)          .08          .02
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                  3.55          4.16          .59
Total from investment operations                3.48          4.24          .61
Less: Dividends
Dividends from taxable net investment
  income                                        (.11)         (.11)          -0-
Net asset value, end of period                $26.32        $22.95       $18.82
Total return(d)                                15.22%        22.63%        3.35%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)      $12,209       $10,840       $4,660
Average net assets (000 omitted)             $10,681        $9,218       $2.586
Ratio of expenses to average net assets,
  net of waiver                                 2.14%*(e)     2.31%        2.35%*
Ratio of expenses to average net assets,
  before waiver                                 2.14%*(e)     2.33%        2.63%*
Ratio of net investment income/(loss) to
  average net assets(b)                         (.59)%*(e)     .38%         .18%*
Portfolio turnover rate                           39%           61%          92%


*    Annualized.

(a)  Commencement of distribution.

(b)  Net of expenses waived by the Transfer Agent.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e) The ratio includes expenses attributable to estimated costs of proxy solicitation.

(f)  Amount is less than $.005.


-------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


RESULTS OF SHAREHOLDERS MEETING
(unaudited)


The Annual Meeting of Stockholders of Sanford C. Bernstein Fund (the "Fund") was held on December 6, 2005. The Meeting was originally scheduled to be held on November 15, 2005, however an insufficient number of votes had been received as of November 15, 2005 to constitute a quorum and the Meeting was therefore adjourned until December 6, 2005 in order to permit for additional time for the solicitation of proxies. At the December 6, 2005 Meeting, with respect to the first item of business, the election of Directors, the required number of outstanding shares was voted in favor of the proposal, and the proposal was approved. A description of the proposal and number of shares voted at the Meeting are as follows:


1. The election of the Directors, each such Director to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

                                                                Withheld
                                               Voted For       Authority
                                          ----------------------------------
          Irwin Engelman                     482,138,928       3,375,067
          Bart Friedman                      482,352,757       3,161,238
          Roger Hertog                       481,543,420       3,970,575
          William Kristol                    474,455,075      11,058,920
          Thomas B. Stiles II                482,140,530       3,373,465
          Rosalie J. Wolf                    482,546,822       2,967,173


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 53


BOARD OF DIRECTORS


Rosalie Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
Bart Friedman(1)(2)
William Kristol(1)(2)
Thomas B. Stiles, II(1)(2)


OFFICERS


Philip L. Kirstein, Senior Vice President & Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Emilie D. Wrapp, Secretary


Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Distributor(+)
AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent(+)
AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel
Willkie Farr & Gallaghar LLP
787 Seventh Ave.
New York, NY 10019

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1)  Member of the Audit Committee and the Independent Directors Committee.

(2)  Member of the Governance, Nominating and Compensation Committee.

(+) For the AllianceBernstein International and AllianceBernstein Tax-Managed International Portfolios, Class A, B and C shares only.


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54 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Board's Consideration of Investment Management Arrangements

The process relating to the annual review of the Investment Management Agreement between the Sanford C. Bernstein Fund, Inc. (the "Fund"), on behalf of each of its portfolios (each, a "Portfolio" and collectively, the "Portfolios"), and AllianceBernstein L.P. (the "Adviser") (the "Investment Management Agreement") commenced following receipt by the Adviser of a letter dated July 21, 2005, from counsel to the Directors who are not interested persons of the Fund (the "Independent Directors"). The letter contained a preliminary list of information required by the Independent Directors to conduct their annual review. The Directors received materials relating to the renewal of the Investment Management from the Adviser during September 2005. In addition, the Independent Directors received materials prepared by the Senior Officer, as described below. On September 28, 2005, the Directors held an in-person meeting to begin their review of the Investment Management Agreement and to consider an amendment proposed by the Adviser to the fee schedule, which included additional breakpoints at higher asset levels for the Intermediate Duration Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio, California Municipal Portfolio, Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio. Following discussion at this meeting, the Independent Directors requested that the Adviser propose a different amended schedule for certain of the Portfolios. On October 25, 2005, the Independent Directors met in executive session with counsel to the Independent Directors and the Senior Officer to review a revised proposal with respect to the fee schedule from the Adviser. On October 26, 2005, the Board of Directors held an in-person meeting to review the Investment Management Agreement and the revised proposal from the Adviser, which included a further reduction in the advisory fee rate for the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio. The Board considered the Adviser's amended proposal and in turn proposed additional reductions in fees for the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio. The Board of Directors, including the Independent Directors, determined to extend the Investment Management Agreement with the fee rates then in effect until December 1, 2005, to provide sufficient time for management to review the additional reductions proposed by the Board and the Board to consider the Adviser's responses to the Board's proposal. It was determined that the Board of Directors would meet at an in-person meeting on November 28, 2005 for the purpose of considering the renewal of the Investment Management Agreement for an additional annual term in light of the various proposals that had been made. Between October 26, 2005 and November 28, 2005, the Independent Directors, their counsel, and the Adviser considered additional proposed amendments to the fee schedule. At the November 28, 2005 meeting, the Board approved the advisory fee rate structure shown below under "Advisory Fee Rate Schedule."


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 55


In approving the continuation of the Investment Management Agreement for an additional annual term with the revised fee schedule, the Board of Directors considered all information it deemed reasonably necessary to evaluate the terms of the Agreement and considered whether continuance of the Agreement would be in the best interests of each respective Portfolio. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) information comparing the performance of the Portfolios to other investment companies with similar investment objectives and to one or more securities indices; (ii) information about the nature, extent and quality of investment and administrative services rendered by the Adviser; (iii) payments received by the Adviser from all sources in respect of the Portfolios and the Fund as a group; (iv) costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Portfolios and the Fund as a group; (v) comparative fee and expense data for the Portfolios and other investment companies with similar investment objectives; (vi) information about the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflect these economies of scale for the benefit of investors; (vii) the Adviser's policies and practices regarding allocation of portfolio transactions of the Portfolios, including the extent to which the Adviser benefits from soft dollar arrangements; (viii) information about "revenue sharing" arrangements that the Adviser may enter into in respect of any of the Portfolios; (ix) portfolio turnover rates of the Portfolios; (x) fall-out benefits which the Adviser and its affiliates may receive from their relationships to the Portfolios; (xi) information about fees charged by the Adviser to other like clients with similar investment objectives; (xii) professional experience and qualifications of the Fund's management teams and other senior personnel of the Adviser; and (xiii) the terms of the Investment Management Agreement.

The Directors also reviewed an independent evaluation from the Fund's Senior Officer (who is also the Fund's Independent Compliance Officer) of the reasonableness of the advisory fees in the Investment Management Agreement. This evaluation was contemplated by the September 2004 Assurance of Discontinuance between the Adviser and the New York Attorney General. In his evaluation, the Senior Officer concluded that the fees contained in the Adviser's September 28, 2005 proposal were reasonable with respect to the fixed-income Portfolios and recommended that the fees for the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio be reduced. The Directors noted that the Senior Officer's evaluation considered the following factors: management fees charged to institutional and other clients of the Adviser for like services; management fees charged by other mutual fund companies for like services; costs to the Adviser and its affiliates of supplying such services pursuant to the Investment Management Agreement, excluding any intra-corporate profit; profit margins of the Adviser and its affiliates from sup-


-------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


plying such services; possible economies of scale as the Portfolios grow larger; and the nature and quality of the Adviser's services including the performance of the Portfolios.

The matters discussed below were considered separately by the Independent Directors in several executive sessions, during which experienced counsel that is independent of the Adviser provided guidance to the Independent Directors. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement as amended, including the fees to be charged for services thereunder.

Fees and Expenses

The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio as proposed by the Adviser at the September 28, 2005 meeting (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives ("peer group"). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were prepared by Lipper, Inc. ("Lipper"), an independent provider of investment company data. Where applicable, the Board considered similarities and differences between each Portfolio and the other funds in its respective peer group. The Senior Officer also performed analyses of the advisory fees based upon hypothetical fee structures and asset levels, and compared such analyses to the Portfolios' peer groups.

The Board considered data based on information provided by Lipper, particularly that:

     o the Short Duration Plus Portfolio's contractual management fee was at the median of its peer group, its actual management fee was above the median of its peer group, and its actual total expenses were below the median of its peer group.

     o the U.S. Government Short Duration Portfolio's contractual management fee and actual management fee were above the median of its peer group, and its actual total expenses were at the median of its peer group.

     o the Intermediate Duration Portfolio's contractual management fee was above the median of its peer group, its actual management fee was at the median of its peer group, and its actual total expenses were below the median of its peer group.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 57


     o the California Municipal Portfolio's contractual management fee and actual total expenses were below the median of its peer group, and its actual management fee was at the median of its peer group.

     o the Diversified Municipal Portfolio's contractual management fee was above the median of its peer group, and its actual management fee and actual total expenses were below the median of its peer group.

     o the New York Municipal Portfolio's contractual management fee and its actual total expenses were below the median of its peer group, and its actual management fee was above the median of its peer group.

     o the Short Duration California Municipal Portfolio's contractual management fee was below the median of its peer group, its actual management fee was at the median of its peer group, and its actual total expenses were above the median of its peer group.

     o the Short Duration Diversified Municipal Portfolio's contractual management fee, actual management fee and actual total expenses were above the median of its peer group.

     o the Short Duration New York Municipal Portfolio's contractual management fee and actual management fee were above the median of its peer group, and its actual total expenses were below the median of its peer group.

     o the International Portfolio's contractual management fee, actual management fee, and actual total expenses were above the median of its peer group.

     o the Tax-Managed International Portfolio's contractual management fee and actual total expenses were above the median of its peer group, and its actual management fee was at the median of its peer group.

     o the Emerging Markets Portfolio's contractual management fee, actual management fee and actual total expenses were above the median of its peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Adviser.

On the basis of its review and consideration of the proposed fees as described above, the Board concluded that the fees shown below under "Advisory Fee Schedule Effective November 29, 2005" were reasonable.


-------------------------------------------------------------------------------
58 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Nature, Extent and Quality of Services

The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates. The Board used its knowledge and experience gained as directors of the Fund in evaluating the quality of the services of the Adviser, including the scope and quality of the Adviser's investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services provided to the Fund. Particularly, the Board considered the background and experience of the Adviser's senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Adviser, the Board was informed that in management's judgment, the Adviser has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. In particular, the Board was informed that the Adviser's investment staff consists of:

     o In the case of the Fixed-Income Portfolios, there are 63 Fixed Income Portfolio Managers, 46 Fixed-Income Credit Research Analysts, 4 Structured Analysts, 8 Fixed-Income Economists, 8 Fixed-Income Quantitative Analysts and 7 Fixed-Income Traders.

     o In the case of the International and Tax-Managed International Portfolios, there are 28 senior portfolio managers*, including 1 economist, 123 research analysts, including 100 fundamental and 23 quantitative, and 20 traders.

        * Includes 8 members of the Style Blend Investment Team dedicated to managing style blend portfolios comprised of underlying investments in Bernstein Value and Alliance Growth portfolios.

     o In the case of the Emerging Markets Portfolio, there are 19 senior portfolio managers*, including 1 economist, 94 research analysts, including 71 fundamental and 23 quantitative, and 18 traders.

        * Includes 8 members of the Style Blend Investment Team dedicated to managing style blend portfolios comprised of underlying investments in Bernstein Value and Alliance Growth portfolios.

The Board also considered the allocation of responsibilities as well as the factors which impacted the making and implementing of investment decisions for the Portfolios.

The Board then reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality service to the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 59


The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Adviser.

Fund Performance

The Board of Directors, including the Independent Directors, received and considered information about each Portfolio's investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio's peer group, both before and after fees, for the 1-year, 3-year, 5-year and 10-year periods, as applicable, ended June 30, 2005 ("relevant periods") and versus each Portfolio's appropriate benchmark index, after fees, for the year to date, 1-year, 3-years, 5-years, 10-years and since inception periods, as applicable, ended June 30, 2005. Both the funds included in each Portfolio's peer group and the comparative performance data were provided to the Directors by Lipper. The Board noted that:

     (i) the Short Duration Plus Portfolio underperformed the median of its peer group over the 1-year period both before and after fees, but that it outperformed the median of its peer group over the remaining relevant periods both before and after fees. The Portfolio outperformed its benchmark index, the Merrill Lynch 1-3 Year Treasury Index, over the 1-year and 3-year periods ended June 30, 2005. The Portfolio underperformed against the benchmark index for the year to date, 5-year, 10-year and since inception periods.

     (ii) the U.S. Government Short Duration Portfolio performed at the median of its peer group over the 1-year period and below the median of its peer group over all remaining relevant periods, all after fees. The Portfolio outperformed the median of its peer group before fees over all relevant periods with the exception of the 10-year period over which it underperformed against the median. The Portfolio underperformed its benchmark index, the Merrill Lynch 1-3 Year Treasury Index, over all relevant periods.

     (iii) the Intermediate Duration Portfolio performed at the median of its peer group over the 1-year and 3-year periods but underperformed against the median over the 5-year and 10-year periods, all net of fees. Before fees, the Portfolio underperformed its peer group over all relevant periods except the 3-year period over which it performed at the median of its peer group. The Portfolio underperformed its benchmark index, the Lehman Aggregate Bond Index, over all relevant periods except the 3-year period, over which it outperformed the benchmark index.


-------------------------------------------------------------------------------
60 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


     (iv) the Diversified Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

     (v) the New York Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

     (vi) the California Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

     (vii) the Short Duration Diversified Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 1 Year Municipal Bond Index, over the 1-year period and underperformed against the benchmark index for the remaining relevant periods.

     (viii) the Short Duration New York Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 1 Year Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

     (ix) the Short Duration California Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio also underperformed its benchmark index, the Lehman 1 Year Municipal Bond Index, over all relevant periods.

     (x) the Tax-Managed International Portfolio underperformed the median of its peer group over all relevant periods except the 5-year and 10-year periods during which it performed at the median, all after fees. Before fees, the Portfolio underperformed against the median over the 1-year and 3-year periods, outperformed the median for the 5-year


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 61


period and performed at the median for the 10-year period. The Portfolio outperformed its benchmark index, the MSCI EAFE Foreign-Stock Market Index, over the 5-year, 10-year and since inception periods, but underperformed against the benchmark index for the year to date, 1-year and 3-year periods.

     (xi) the International Portfolio performed at the median of its peer group over the 3-year period but underperformed against the median over the 1-year and 5-year periods, all net of fees. Before fees, the Portfolio underperformed its peer group over the 1-year period, but outperformed its peer group over the 3-year and 5-year periods. The Portfolio outperformed its benchmark index, the MSCI EAFE Foreign-Stock Market Index over the 5-year and since inception periods, but underperformed against the benchmark index for the year to date, 1-year and 3-year periods.

     (xii) the Emerging Markets Portfolio substantially outperformed the median of its peer group over the 1-year, 3-year and 5-year periods both before and after fees. The Portfolio outperformed its benchmark index, the MSCI Emerging Markets Index, over the 1-year, 3-year, 5-year and since inception periods but underperformed the benchmark index over the year to date period.

The Board noted that the underperformance of some of the Portfolios net of fees versus their respective indices was at least partly due to the fact that the Portfolios' benchmarks do not account for the fees that would be charged if an entity were able to replicate them and offer them to retail investors. The Board also noted that the duration of each of the fixed-income Portfolios is shorter than the implied duration of the Portfolios' peer categories. These differences have a substantial impact to the performance of the fixed-income Portfolios.

The Board concluded that the performance generated by the Adviser was satisfactory.

Profitability

The Board of Directors, including the Independent Directors, considered the level of the Adviser's profits in respect of its management of the Fund. The materials provided to the Independent Directors included a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2003 and 2004 which had been reviewed by an independent consultant retained by the Senior Officer. The Directors also reviewed information in respect of 2004 that had been prepared with revised expense allocation methodology, which had also been reviewed by the Senior Officer's independent consultant. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the


-------------------------------------------------------------------------------
62 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed that there is no generally accepted allocation methodology for information of this type. The Directors also received a presentation from the independent consultant which reviewed the Adviser's methods of calculating profitability.

After reviewing all relevant factors, the Board of Directors, including the Independent Directors, concluded that the level of the Adviser's profits in respect of its management of the Fund was reasonable.

Economies of Scale

The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors also considered a presentation by an independent consultant discussing economies of scale issues in the mutual fund industry.

The Board concluded that each Portfolio's breakpoint arrangements could result in a sharing of economies of scale.

Other Benefits to the Adviser

The Board of Directors, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser as service providers to the Portfolios, including for administrative and transfer agency services, as well as the extent to which the Adviser benefits from soft dollar arrangements. It also considered other benefits potentially derived from an increase in the Adviser's business as a result of its relationship with the Fund.

The Board concluded that other ancillary benefits that the Adviser could be expected to receive with regard to providing investment advisory and other services to the Fund, such as those noted above, were reasonable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board concluded that the advisory fee rates for the New York Municipal, California Municipal, Diversified Municipal, Intermediate Duration, Tax Managed International, International and Emerging Markets Portfolios should be amended as follows.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 63


                                   Advisory Fee Schedule Effective
                   --------------------------------------------------------------------
                                                                  Previous
                        November 29, 2005                   Advisory Fee Schedule
---------------------------------------------------------------------------------------
New York            .50% of the first $1 billion;      .50% of the first $1 billion;
Municipal           .45% of assets in excess           .45% of assets in excess
Portfolio           of $1 billion up to, but           of $1 billion up to, but
                    not exceeding $3 billion;          not exceeding $3 billion;
                    .40% of assets in excess           .40% of assets in excess
                    of $3 billion up to, but           of $3 billion
                    not exceeding $5 billion;
                    .35% of assets in excess
                    of $5 billion

California          .50% of the first $1 billion;      .50% of the first $1 billion;.
Municipal           .45% of assets in excess           45% of assets in excess
Portfolio           of $1 billion up to, but not       of $1 billion up to, but
                    exceeding $3 billion;              not exceeding $3 billion;
                    .40% of assets in excess           .40% of assets in excess
                    of $3 billion up to, but not       of $3 billion
                    exceeding $5 billion;
                    .35% of assets in excess
                    of $5 billion

Diversified         .50% of the first $1 billion;      .50% of the first $1 billion;
Municipal           .45% of assets in excess           .45% of assets in excess
Portfolio           of $1 billion up to, but           of $1 billion up to, but
                    not exceeding $3 billion;          not exceeding $3 billion;
                    .40% of assets in excess           .40% of assets in excess
                    of $3 billion up to, but           of $3 billion
                    not exceeding $5 billion;
                    .35% of assets in excess
                    of $5 billion

Intermediate        .50% of the first $1 billion;      .50% of the first $1 billion;
Duration            .45% of assets in excess           .45% of assets in excess
Portfolio           of $1 billion up to, but           of $1 billion up to, but
                    not exceeding $3 billion;          not exceeding $3 billion;
                    .40% of assets in excess           .40% of assets in excess
                    of $3 billion up to, but           of $3 billion
                    not exceeding $5 billion;
                    .35% of assets in excess
                    of $5 billion


-------------------------------------------------------------------------------
64 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                   Advisory Fee Schedule Effective
                   --------------------------------------------------------------------
                                                                  Previous
                        November 29, 2005                   Advisory Fee Schedule
---------------------------------------------------------------------------------------
Tax-Managed         .925% of the first $1 billion;     1.00% of the first $1 billion;
International       .85% of assets in excess           .90%of assets in excess
Portfolio           of $1 billion up to, but           of $1 billion up to, but
                    not exceeding $4 billion;          not exceeding $4 billion;
                    .80% of assets in excess           .85% of assets in excess
                    of $4 billion up to, but           of $4 billion up to, but
                    not exceeding $6 billion;          not exceeding $6 billion;
                    .75% of assets in excess           .75% of assets in excess
                    of $6 billion up to, but           of $6 billion
                    not exceeding $8 billion;
                    .65% of assets in excess
                    of $8 billion

International       .925% of the first $1 billion;     1.00% of the first $1 billion;
Portfolio           .85% of assets in excess           .90% of assets in excess
                    of $1 billion up to, but           of $1 billion up to, but
                    not exceeding $4 billion;          not exceeding $4 billion;
                    .80% of assets in excess           .85% of assets in excess
                    of $4 billion up to, but           of $4 billion up to, but
                    not exceeding $6 billion;          not exceeding $6 billion;
                    .75% of assets in excess           .75% of assets in excess
                    of $6 billion up to, but           of $6 billion
                    not exceeding $8 billion;
                    .65% of assets in excess
                    of $8 billion

Emerging            1.175% of the first $1 billion;    1.25% of the first $1 billion;
Markets             1.05% of assets in excess          1.125% of assets in excess
Portfolio           of $1 billion up to, but           of $1 billion up to, but
                    not exceeding $2 billion;          not exceeding $2 billion;
                    1.00% of assets in excess          1.00% of assets in excess
                    of $2 billion up to, but           of $2 billion
                    not exceeding $3 billion;
                    0.90% of assets in excess
                    of $3 billion


For the Short Duration Plus, U.S. Government Short Duration, Short Duration California Municipal, Short Duration New York Municipal and Short Duration Diversified Municipal Portfolios, the Independent Directors determined to approve the continuation of the Investment Management Agreement, without change to these Portfolios' fee schedules, for an additional annual term.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 65


ALLIANCEBERNSTEIN FAMILY OF FUNDS


-------------------------------------------------
Wealth Strategies Funds
-------------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

-------------------------------------------------
Blended Style Funds
-------------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

-------------------------------------------------
Growth Funds
-------------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund
Small Cap Growth Portfolio

Global & International

Global Health Care Fund
Global Research Growth Fund
Global Technology Fund
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

-------------------------------------------------
Value Funds
-------------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

-------------------------------------------------
Taxable Bond Funds
-------------------------------------------------
Global Government Income Trust*
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Intermediate Bond Portfolio*
Short Duration Portfolio
U.S. Government Portfolio

-------------------------------------------------
Municipal Bond Funds
-------------------------------------------------
National              Michigan
Insured National      Minnesota
Arizona               New Jersey
California            New York
Insured California    Ohio
Florida               Pennsylvania
Massachusetts         Virginia


-------------------------------------------------
Intermediate Municipal Bond Funds
-------------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

-------------------------------------------------
Closed-End Funds
-------------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

-------------------------------------------------
Retirement Strategies Funds
-------------------------------------------------
2000 Retirement Strategy
2005 Retirement Strategy
2010 Retirement Strategy
2015 Retirement Strategy
2020 Retirement Strategy
2025 Retirement Strategy
2030 Retirement Strategy
2035 Retirement Strategy
2040 Retirement Strategy
2045 Retirement Strategy


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund. Prior to February 1, 2006, Global Government Income Trust was named Americas Government Income Trust and Intermediate Bond Portfolio was named Quality Bond Portfolio.

**   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
66 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER'S EVALUATION OF
INVESTMENT ADVISORY AGREEMENT(1)

The following is a summary of the evaluation of the investment advisory agreement between Alliance Capital Management L.P. (the "Adviser") and the Sanford C. Bernstein Fund, Inc. (the "Fund")(2), prepared by Philip L. Kirstein, the Senior Officer, for the independent directors of the Fund, as required by the Assurance of Discontinuance between the New York State Attorney General and the Adviser. The Senior Officer's evaluation of the investment advisory agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees which was provided to the independent directors in connection with their review of the proposed continuance of the investment advisory agreement. The Senior Officer's evaluation will consider the following factors:

     1. Management fees charged to institutional and other clients of the Adviser for like services.

     2. Management fees charged by other mutual fund companies for like services.

     3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit.

     4. Profit margins of the Adviser and its affiliates from supplying such services.


(1) It should be noted that the information in the fee summary was completed on October 17, 2005 in accordance with the Assurance of Discontinuance between the New York State Attorney General and the Adviser. It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to the Advisor Class shares of the Fund. In addition, because the Fund's September 30, 2005 annual financial statements had not yet been finalized, references to "most recently completed fiscal year" or "most recent fiscal year" in this report refer to the Fund's fiscal year end as of September 30, 2004.

(2) The Fund includes the Sanford C. Bernstein Tax-Managed International Portfolio, Sanford C. Bernstein International Portfolio, Sanford C. Bernstein Emerging Markets Portfolio, Sanford C. Bernstein U.S. Government Short Duration Portfolio, Sanford C. Bernstein Short Duration Plus Portfolio, Sanford C. Bernstein Intermediate Duration Portfolio, Sanford C. Bernstein Short Duration California Municipal Portfolio, Sanford C. Bernstein Short Duration Diversified Municipal Portfolio, Sanford C. Bernstein Short Duration New York Municipal Portfolio, Sanford C. Bernstein California Municipal Portfolio, Sanford C. Bernstein Diversified Municipal Portfolio, Sanford C. Bernstein New York Municipal Portfolio (each a "Portfolio" and collectively the "Portfolios"). Future references to the various Portfolios in this report do not include "Sanford C. Bernstein."


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 67


     5.  Possible economies of scale as the Fund grows larger.

     6. Nature and quality of the Adviser's services including the performance of the Fund.


FUNDS ADVISORY FEES AND EXPENSE RATIOS

The table below describes the Portfolios' advisory fees pursuant to the Investment Advisory Agreement. The fees below reflect the additional breakpoints proposed by the Adviser at the Board of Directors meeting on September 28, 2005.

                                               Advisory Fee Based on % of
Portfolio                                       Average Daily Net Assets
-------------------------------------------------------------------------------
Tax-Managed International Portfolio        First $1 billion             1.00%
                                           Next $3 billion              0.90%
                                           Next $2 billion              0.85%
                                           Next $2 billion              0.75%
                                           Excess of $8 billion         0.65%

International Portfolio                    First $1 billion             1.00%
                                           Next $3 billion              0.90%
                                           Next $2 billion              0.85%
                                           Next $2 billion              0.75%
                                           Excess of $8 billion         0.65%

Emerging Markets Portfolio                 First $1 billion            1.250%
                                           Next $1 billion             1.125%
                                           Next $1 billion             1.000%
                                           Excess of $3 billion        0.900%

U.S. Government Short Duration Portfolio   First $250 million           0.50%
                                           Next $500 million            0.45%
                                           Excess of $750 million       0.40%

Short Duration Plus Portfolio              First $250 million           0.50%
                                           Next $500 million            0.45%
                                           Excess of $750 million       0.40%

Intermediate Duration Portfolio            First $1 billion             0.50%
                                           Next $2 billion              0.45%
                                           Next $2 billion              0.40%
                                           Excess of $5 billion         0.35%

Short Duration California Municipal        First $250 million           0.50%
  Portfolio                                Next $500 million            0.45%
                                           Excess of $750 million       0.40%

Short Duration Diversified Municipal       First $250 million           0.50%
  Portfolio                                Next $500 million            0.45%
                                           Excess of $750 million       0.40%


-------------------------------------------------------------------------------
68 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                               Advisory Fee Based on % of
Portfolio                                       Average Daily Net Assets
-------------------------------------------------------------------------------
Short Duration New York Municipal          First $250 million           0.50%
  Portfolio                                Next $500 million            0.45%
                                           Excess of $750 million       0.40%

California Municipal Portfolio             First $1 billion             0.50%
                                           Next $2 billion              0.45%
                                           Next $2 billion              0.40%
                                           Excess of $5 billion         0.35%

Diversified Municipal Portfolio            First $1 billion             0.50%
                                           Next $2 billion              0.45%
                                           Next $2 billion              0.40%
                                           Excess of $5 billion         0.35%

New York Municipal Portfolio               First $1 billion             0.50%
                                           Next $2 billion              0.45%
                                           Next $2 billion              0.40%
                                           Excess of $5 billion         0.35%


The table below shows the Portfolios' expense ratios calculated from the beginning of the Portfolios' current fiscal year, October 1, 2004 through June 30, 2005.

Portfolio                                                Expense Ratio
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                 Advisor         1.22%
                                                    Class A         1.54%
                                                    Class B         2.24%
                                                    Class C         2.25%

International Portfolio                             Advisor         1.26%
                                                    Class A         1.59%
                                                    Class B         2.29%
                                                    Class C         2.29%

Emerging Markets Portfolio                          Advisor         1.67%

U.S. Government Short Duration Portfolio            Advisor         0.77%

Short Duration Plus Portfolio                       Advisor         0.66%
                                                    Class A         1.00%
                                                    Class B         1.70%
                                                    Class C         1.70%

Intermediate Duration Portfolio                     Advisor         0.60%

Short Duration California Municipal Portfolio       Advisor         0.79%

Short Duration Diversified Municipal Portfolio      Advisor         0.70%

Short Duration New York Municipal Portfolio         Advisor         0.74%


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 69


Portfolio                                                Expense Ratio
-------------------------------------------------------------------------------
California Municipal Portfolio                      Advisor         0.64%
                                                    Class A         0.88%
                                                    Class B         1.58%
                                                    Class C         1.58%

Diversified Municipal Portfolio                     Advisor         0.61%
                                                    Class A         0.86%
                                                    Class B         1.56%
                                                    Class C         1.56%

New York Municipal Portfolio                        Advisor         0.63%
                                                    Class A         0.89%
                                                    Class B         1.59%
                                                    Class C         1.59%


I. MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors is normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund's third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Portfolio is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a Portfolio with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services pro-


-------------------------------------------------------------------------------
70 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


vided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolios.

                                          Net Assets
                                           08/31/05     Alliance Institutional
Portfolio                                   ($MIL)           Fee Schedule
------------------------------------------------------------------------------------------
Tax-Managed International Portfolio       $5,828.3      International Style Blend
                                                        80 bp on 1st $25 million
International Portfolio                   $2,718.6      65 bp on next $25 million
                                                        55 bp on next $50 million
                                                        45 bp on next $100 million
                                                        40 bp on the balance
                                                        Minimum account size: $50 million

Emerging Markets Portfolio                $1,747.4      Emerging Markets Style Blend
                                                        100 bp on 1st $50 million
                                                        80 bp on the balance
                                                        Minimum account size: $50 million

U.S. Government Short Duration            $   86.9      Low Duration
  Portfolio                                             40 bp on 1st $20 million
                                                        25 bp on next $80 million
Short Duration Plus Portfolio             $  505.2      20 bp on next $100 million
                                                        15 bp on the balance
                                                        Minimum account size: $20 million

Intermediate Duration Portfolio           $3,369.8      U.S. Core Plus
                                                        40 bp on 1st $20 million
                                                        25 bp on next $80 million
                                                        20 bp on next $100 million
                                                        15 bp on the balance
                                                        Minimum account size: $20 million

Short Duration California Municipal       $   63.0      Short Duration Municipal
  Portfolio                                             30 bp on 1st $20 million
                                                        20 bp on next $80 million
Short Duration Diversified Municipal      $  256.7      15 bp on next $150 million
  Portfolio                                             12.5 bp on next $250 million
                                                        10 bp on the balance
Short Duration New York Municipal         $  124.0      Minimum account size:
  Portfolio                                             $5 million

California Municipal Portfolio            $1,063.5      Intermediate Duration Municipal
Diversified Municipal Portfolio           $3,183.7      50 bp on 1st $5 million
                                                        37.5 bp on next $15 million
New York Municipal Portfolio              $1,400.4      25 bp on next $80 million
                                                        18.75 bp on the balance
                                                        Minimum account size:
                                                        $3 million


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 71


The Adviser manages the AllianceBernstein Mutual Funds, which are open-end investment companies. The advisory schedule of these funds, implemented in January 2004 as a result of the Assurance of Discontinuance between the New York State Attorney General and the Adviser, contemplates eight categories of the AllianceBernstein Mutual Funds with all AllianceBernstein funds in each category having the same advisory fee schedule. The Adviser charges the following fees for these funds:

Category                                      Advisory Fee
-------------------------------------------------------------------------------
Growth                                  75 bp on 1st $2.5 billion
                                        65 bp on next $2.5 billion
                                        60 bp on the balance

Value                                   55 bp on 1st $2.5 billion
                                        45 bp on next $2.5 billion
                                        40 bp on the balance

Balanced                                55 bp on 1st $2.5 billion
                                        45 bp on next $2.5 billion
                                        40 bp on the balance

Blend                                   65 bp on 1st $2.5 billion
                                        55 bp on next $2.5 billion
                                        50 bp on the balance

International                           75 bp on 1st $2.5 billion
                                        65 bp on next $2.5 billion
                                        60 bp on the balance

Specialty                               75 bp on 1st $2.5 billion
                                        65 bp on next $2.5 billion
                                        60 bp on the balance

High Income                             50 bp on 1st $2.5 billion
                                        45 bp on next $2.5 billion
                                        40 bp on the balance

Low Risk Income                         45 bp on 1st $2.5 billion
                                        40 bp on next $2.5 billion
                                        35 bp on the balance


Set forth below are what would have been the Portfolios' effective advisory fees at current net asset levels had the AllianceBernstein fee schedules been applied to the Portfolios as well as the contractual management fees of the Portfolios(3). In this regard, since there is no AllianceBernstein Emerging Markets category for the Emerging Markets Portfolio, the Specialty/International category fee schedule is applied to the Emerging Markets Portfolio.


(3) The contractual effective management fees shown were provided by Lipper. See footnote 8 for additional discussion.


-------------------------------------------------------------------------------
72 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                AllianceBernstein     Fund
                                                   Effective       Effective
                                                    Advisory        Advisory
Portfolio                                            Fee (%)         Fee (%)
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                  0.686           0.906
International Portfolio                              0.742           0.940
Emerging Markets Portfolio                           0.750           1.204
U.S. Government Short Duration Portfolio             0.450           0.500
Short Duration Plus Portfolio                        0.450           0.479
Intermediate Duration Portfolio                      0.437           0.481
Short Duration California Municipal Portfolio        0.450           0.500
Short Duration Diversified Municipal Portfolio       0.450           0.500
Short Duration New York Municipal Portfolio          0.450           0.500
California Municipal Portfolio                       0.450           0.498
Diversified Municipal Portfolio                      0.439           0.465
New York Municipal Portfolio                         0.450           0.486


In all cases, the Portfolios' effective advisory fees are higher than what they would have been had the AllianceBernstein advisory fee schedules been applied to the Portfolios.(4) The services the Adviser provides to the Portfolios are not substantially different from the investment services it provides to the other investment companies it manages. From the schedule alone, it is clear that the proposed advisory fees to be charged to the Portfolios are generally higher than the advisory fees charged by the Adviser to other investment companies which it manages.

The Adviser also manages and sponsors retail mutual funds which are organized in jurisdictions outside the United States, generally Luxembourg, and sold to non-United States resident investors. The Adviser charges the following fees for these funds:

Asset Class                                                            Fee(5)
-------------------------------------------------------------------------------
Emerging Markets Value                                                  0.98%
Emerging Markets Growth                                                 1.00%
Global Growth                                                           1.00%
Fixed Income                                                            0.65%


The offshore Global Wealth Strategies funds have an "all-in" fee which includes the investment advisory fee and distribution related fees. None of these off-shore



(4) However, at certain asset levels, because the Short Duration Portfolios (Short Duration Plus Portfolio, Short Duration California Municipal Portfolio, Short Duration Diversified Municipal Portfolio and Short Duration New York Municipal Portfolio) reach their breakpoints at lower asset levels than mandates with the AllianceBernstein fee schedule, the effective advisory fee for the Short Duration Portfolios is lower at certain asset levels than the corresponding AllianceBernstein fund.

(5) The fees charged to the funds include a 0.10% fee for administrative services provided by the Adviser or its affiliates.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 73


funds have breakpoints in the advisory fee schedule. The "all-in" fee schedule for the Class A shares of these funds are:

Fund                                                                     Fee
-------------------------------------------------------------------------------
Global Equity Blend                                                     1.70%
Global Balanced                                                         1.50%
Global Conservative                                                     1.25%


The Adviser provides sub-advisory investment services to certain other investment companies managed by other fund families whose investment styles are similar to the Portfolios. Set forth below are the different fee schedules that the Adviser has in place with the various sub-advisory relationships.

Portfolio                          Fee Schedule
-------------------------------------------------------------------------------
International Portfolio            0.65% on first $75 million
                                   0.50% on next $25 million
                                   0.40% on next $200 million
                                   0.35% on next $450 million
                                   0.30% on the balance

International Portfolio(6)         0.60% on the first $1 billion
                                   0.55% on the next $500 million
                                   0.50% on the next $500 million
                                   0.45% on the next $500 million
                                   0.40% on the balance

International Portfolio            0.50% on the first $50 million
                                   0.40% on the balance

International Portfolio            0.50%

International Portfolio            0.30%

International Portfolio            Base fee of
                                   0.22% on the first $1 billion
                                   0.18% on next $1.5 billion
                                   0.16% thereafter
                                   Plus Performance Fee(7)

Emerging Markets Portfolio         0.90%

U.S. Government Short Duration     0.30% on the first $500 million
  Portfolio(6)                     0.25% on the next $500 million
                                   0.20% on the next $500 million
                                   0.15% on the next $1.5 billion
                                   0.12% on the balance


(6)  This is the fee schedule of a fund managed by an affiliate of the Adviser.

(7) The additional performance fee is calculated by multiplying the Base Fee during the period by an adjustment factor that considers the excess performance of the fund over its benchmark, the Morgan Stanley Capital International All World Index Excluding US (ACWI ex US) over a 60 month rolling period. The fund's annualized effective advisory fee rate over the most recent four quarterly payments, including base fee plus performance fee, is 0.23%.


-------------------------------------------------------------------------------
74 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolios by the Adviser. In addition, to the extent that certain of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arms-length bargaining or negotiations.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers. Lipper's analysis included the Portfolios' ranking with respect to the proposed management fees relative to the Lipper group medians at the approximate current asset levels of the Portfolios.(8) It should be noted that at the request of the Senior Officer and Adviser, to obtain an expense group with a sufficient number of similar sized funds, front-end load, no-load and institutional funds were considered for inclusion in Lipper's Expense Group.(9)

                                                       Effective     Lipper
                                                      Management      Group
Portfolio                                               Fee (%)      Median (%)   Rank
----------------------------------------------------------------------------------------
Tax-Managed International Portfolio                     0.906          0.879      9/15
International Portfolio                                 0.940          0.900      9/15
Emerging Markets Portfolio                              1.204          1.110      6/10
U.S. Government Short Duration Portfolio                0.500          0.483      10/17
Short Duration Plus Portfolio                           0.479          0.479      8/15
Intermediate Duration Portfolio                         0.481          0.461      7/13
Short Duration California Municipal Portfolio(10)       0.500          0.562      4/10
Short Duration Diversified Municipal Portfolio          0.500          0.482      7/10
Short Duration New York Municipal Portfolio             0.500          0.483      7/11
California Municipal Portfolio(11)                      0.498          0.596      4/15



(8) The "effective management fee" is calculated by Lipper using the Portfolio's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

(9) Lipper's methodology uses the following criteria in screening funds to be included in each Portfolio's expense group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An expense group will typically consist of seven to twenty funds.

(10) The Portfolio's Lipper Expense Group includes seven other California short-intermediate municipal debt funds and two "other states" short-intermediate municipal debt funds as classified by Lipper. Without the "other states" short-intermediate municipal debt funds, the Lipper Expense Group would have had an effective management fee median of 0.563 and the Portfolio would have an effective management fee ranking of 4/8.

(11) The Portfolio's Lipper Expense Group includes five other California intermediate municipal debt funds and nine "other states" intermediate municipal debt funds as classified by Lipper. Without the "other states" intermediate municipal debt funds, the Lipper Expense Group would have had an effective management fee median of 0.498 and the Portfolio would have an effective management fee ranking of 3/6.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 75


                                                       Effective     Lipper
                                                      Management      Group
Portfolio                                               Fee (%)      Median (%)   Rank
----------------------------------------------------------------------------------------
Diversified Municipal Portfolio(12)                     0.465          0.452      7/12
New York Municipal Portfolio                            0.486          0.500      4/9


Lipper also analyzed the expense ratios of each Portfolio in comparison to its Lipper Expense Group and Lipper Expense Universe.(13) Lipper describes a Lipper Expense Group as a representative sample of comparable funds and a Lipper Expense Universe as a broader group, consisting of all funds in the same investment classification/objective with a similar load type as the subject Portfolio. The results of that analysis are set forth below:

                                   Expense      Lipper       Lipper    Lipper       Lipper
                                  Ratio(14)    Universe     Universe   Group        Group
Portfolio                            (%)      Median (%)      Rank    Median (%)     Rank
-------------------------------------------------------------------------------------------
Tax-Managed International
  Portfolio                         1.245       1.612        47/219     1.205        9/15
International Portfolio             1.280       1.612        56/219     1.205        9/15
Emerging Markets Portfolio          1.720       1.998        48/156     1.475        9/10
U.S. Government Short
  Duration Portfolio                0.781       0.808        30/72      0.781        9/17
Short Duration Plus
  Portfolio                         0.683       0.871        58/190     0.804        6/15
Intermediate Duration
  Portfolio                         0.613       0.900        76/395     0.615        6/13
Short Duration California
  Municipal Portfolio(15)           0.781       0.753        13/23      0.734        6/10
Short Duration Diversified
  Municipal Portfolio               0.691       0.735        26/61      0.646        6/10
Short Duration New York
  Municipal Portfolio               0.735       0.741        29/60      0.747        5/11
California Municipal
  Portfolio(16)                     0.645       0.894        34/230     0.766        2/15


(12) The Portfolio's Lipper Expense Group includes 9 other intermediate municipal debt funds and two short-intermediate municipal debt funds as classified by Lipper. Without the two short-intermediate municipal debt funds, the Lipper Expense Group would have had an effective management fee median of
0.481 and the Portfolio would have an effective management fee ranking of 4/10.

(13) Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an Expense Group when selecting an Expense Universe. Unlike an Expense Group, an Expense Universe allows for the same adviser to be represented by more than just one fund. For each Lipper Expense Universe Lipper included each Portfolio and all of the funds of the same Lipper Classification/Objective, regardless of asset size or primary channel of distribution.

(14) Most recent fiscal year end Advisor Class share expense ratios.

(15) The Portfolio's Lipper Expense Group includes seven other California short-intermediate municipal debt funds and two "other states" short-intermediate municipal debt funds as classified by Lipper. Without the "other states" short-intermediate municipal debt funds, the Lipper Expense Group would have had a total expense ratio median of 0.695 and the Portfolio would have a total expense ratio ranking of 5/8.

(16) The Portfolio's Lipper Expense Group includes five other California intermediate municipal debt funds and nine "other states" intermediate municipal debt funds as classified by Lipper. Without the "other states" intermediate municipal debt funds, the Lipper Expense Group would have had a total expense ratio median of 0.712 and the Portfolio would have a total expense ratio ranking of 2/6.


-------------------------------------------------------------------------------
76 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                   Expense      Lipper       Lipper    Lipper       Lipper
                                  Ratio(14)    Universe     Universe   Group        Group
Portfolio                            (%)      Median (%)      Rank    Median (%)     Rank
-------------------------------------------------------------------------------------------
Diversified Municipal
  Portfolio(17)                     0.611       0.835        39/180     0.706        4/12
New York Municipal
  Portfolio(18)                     0.636       0.954        4/38       0.735        2/10


Based on this analysis, except for Emerging Markets Portfolio and Short Duration California Municipal Portfolio, which have a more favorable ranking for management fees compared to total expense ratio, and Tax-Managed International Portfolio and International Portfolio which have equally favorable rankings, the Portfolios have a more favorable ranking on total expense ratio basis than they do on a management fee basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

Members of the Adviser's Controller's Office presented to the Board of Directors the Adviser's revenue and expenses associated with providing services to the Portfolios. The presentation included an update on the Adviser's work with an independent consultant to align the Adviser's two profitability systems. The alignment, which now is complete, produces profitability information at the Portfolio level which reflects the Adviser's management reporting approach. See discussion below in Section IV.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
SERVICES.

The profitability information for the Portfolios prepared by the Adviser for the Board of Directors was reviewed by the Senior Officer. Based on the information provided, except for the Short-Term Municipal Income Portfolios, the Adviser's profitability from providing investment advisory services to the Portfolios decreased during calendar 2004 relative to 2003.

The Portfolios have a Shareholder Servicing Agreement with the Adviser where the Adviser pays expenses it incurs in providing shareholder servicing to the Portfolios. Under the Shareholder Servicing Agreement, except for Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio, which pays 0.25%, the Portfolios pay the Adviser 0.10% of the Portfolio's daily average net assets. Set forth below are the fees paid by the


(17) The Portfolio's Lipper Expense Group includes 9 other intermediate municipal debt funds and two short-intermediate municipal debt funds as classified by Lipper. Without the two short-intermediate municipal debt funds, the Lipper Expense Group would have had a total expense ratio median of 0.676 and the Portfolio would have a total expense ratio ranking of 4/10.

(18) The number of funds used in Lipper's group ranking for management fees is one less than the number of funds used in Lipper's group ranking for total expenses. According to Lipper, the excluded fund's contractual management fee cannot be computed because of its breakpoint gross income component.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 77


Portfolios under the Shareholder Servicing Agreement in the Portfolios most recently completed fiscal year.

                                                               Shareholder
                                                                 Serving
Portfolio                                                     Agreement Fee
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                            $10,517,391
International Portfolio                                        $ 5,113,991
Emerging Markets Portfolio                                     $ 2,877,256
U.S. Government Short Duration Portfolio                       $   101,774
Short Duration Plus Portfolio                                  $   411,043
Intermediate Duration Portfolio                                $ 2,612,933
Short Duration California Municipal Portfolio                  $    77,177
Short Duration Diversified Municipal Portfolio                 $   240,126
Short Duration New York Municipal Portfolio                    $   123,457
California Municipal Portfolio                                 $   752,374
Diversified Municipal Portfolio                                $ 2,261,248
New York Municipal Portfolio                                   $ 1,055,386


In addition to the Adviser's direct profits from managing the Fund, certain of the Adviser's affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution, and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges ("CDSC") and commissions for providing brokerage services. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur. Additional information regarding the distribution related fees of the Retail Classes can be found in Retail Class prospectuses of the Portfolios.

The Adviser's affiliate, AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), is the Portfolios' principal underwriter. ABIRM and the Adviser have disclosed in the prospectuses of the Retail Class shares that they may make payments(19) from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2004, ABIRM paid approximately 0.04% of the average monthly assets of the Retail Classes of the mutual funds it manages for distribution services and educational support. For 2005, it is anticipated, ABIRM will pay approximately 0.04% of the average monthly assets of the Retail Classes of the Portfolios for such purposes.


(19) The total amount paid to the financial intermediary in connection with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year's Fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year.


-------------------------------------------------------------------------------
78 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


After payments to third party intermediaries, ABIRM retained the following amounts in Class A front-end load sales charges from sales associated with each Portfolio's most recent fiscal year.

                                                                    Amount
Portfolio(20)                                                      Received
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                                $ 2,693
International Portfolio                                            $ 1,530
Short Duration Plus Portfolio                                      $17,025
California Municipal Portfolio                                     $ 5,418
Diversified Municipal Portfolio                                    $18,508
New York Municipal Portfolio                                       $ 9,701


ABIRM received the amounts set forth below in Rule 12b-1 fees and CDSC for each of the following Portfolios during the most recent fiscal year.

                                               12b-1 Fee           CDSC
Portfolio                                      Received          Received
-------------------------------------------------------------------------------
Tax-Managed International Portfolio           $      957        $    8,330
International Portfolio                       $   24,010        $      282
Short Duration Plus Portfolio                 $1,002,662        $  196,528
California Municipal Portfolio                $  933,919        $  125,577
Diversified Municipal Portfolio               $2,462,472        $  359,297
New York Municipal Portfolio                  $1,414,168        $  185,125


Fees and reimbursements for out of pocket expenses charged by Alliance Global Investor Services, Inc. ("AGIS"), the affiliated transfer agent, are based on the level of the network account and the class of share held by the account. AGIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. AGIS' after-tax profitability decreased in 2004 in comparison to 2003.

Certain of the Portfolios effected brokerage transactions through the Adviser's affiliate, Sanford C. Bernstein & Co. LLC ("SCB"), and paid commissions during the Fund's recent fiscal year. The Adviser represented that SCB's profitability from business conducted with these Portfolios is comparable to the profitability of SCB's dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks ("ECNs") derived from trading for its clients, including the Portfolios. These credits and charges are not being passed on to any SCB client.


(20) There are no Retail Class shares (A, B, C and R) for Emerging Markets Portfolio, U.S. Government Short Duration Portfolio, Intermediate Duration Portfolio, Short Duration California Municipal Portfolio, Short Duration Diversified Municipal Portfolio and Short Duration New York Municipal Portfolio.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 79


V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedule in the Investment Advisory Agreement reflect a sharing of economies of scale to the extent the breakpoints are reached. Based on some of the professional literature that has considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant made a presentation to the Board of Directors and the Senior Officer regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. It is contemplated that additional work will be performed to determine if the benefits of economies of scale or scope are being passed to shareholders by the Adviser. In the meantime, it is clear that to the extent that a Portfolio's assets exceed the initial breakpoint its shareholders benefit from a lower fee rate.

VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES INCLUDING THE PERFORMANCE OF THE FUND.

With assets under management of $516 billion as of June 30, 2005, the Adviser has the investment experience to manage and provide non-investment services (described in Section II) to the Fund.

The information prepared by Lipper showed the 1, 3, 5 and 10 year performance ranking of the Portfolios(21) as of June 30, 2005 relative to its Lipper Performance Group(22) and Lipper Performance Universe(23). It should be noted that the duration of the fixed income Portfolios is shorter than the implied duration of the Portfolios' peer category. For example, the Intermediate Duration Portfolios have a 5 year average maturity, which generally translates to a duration of about 4 years, while the peer category is typically defined as having a maturity of anywhere from 5 to 10 years. The Short Duration Portfolios have a duration of 2


(21) The performance rankings are for the Advisor Class shares of the Portfolios.

(22) The Lipper Performance Group is identical to the Lipper Expense Group.

(23) For each Lipper Performance Universe, Lipper included each Portfolio and all of the funds of the same Lipper Classification/Objective, regardless of asset size or primary channel of distribution.


-------------------------------------------------------------------------------
80 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


years while the short-term category includes funds with a duration of up to 5 years. These differences may have a substantial impact on the performance of the Portfolios depending on the movement of short and long term interest rates.

Tax-Managed International Portfolio                 Group           Universe
-------------------------------------------------------------------------------
1 year                                              10/15            177/275
3 year                                              9/15              78/221
5 year                                              7/12              33/163
10 year                                             4/7                13/54

International Portfolio                             Group           Universe
-------------------------------------------------------------------------------
1 year                                              10/15            174/275
3 year                                              8/15              66/221
5 year                                              7/12              30/163

Emerging Markets Portfolio                          Group           Universe
-------------------------------------------------------------------------------
1 year                                              1/10               2/183
3 year                                              1/10               4/159
5 year                                              1/9                6/114

U.S. Government Short Duration Portfolio            Group           Universe
-------------------------------------------------------------------------------
1 year                                              9/17               48/82
3 year                                              9/16               36/74
5 year                                              9/15               35/65
10 year                                             7/11               41/50

Short Duration Plus Portfolio                       Group           Universe
-------------------------------------------------------------------------------
1 year                                              11/14            161/206
3 year                                              5/12              77/134
5 year                                              5/12              66/104
10 year                                             5/11               32/58

Intermediate Duration Portfolio                     Group           Universe
-------------------------------------------------------------------------------
1 year                                              7/13             261/445
3 year                                              7/13             167/387
5 year                                              11/12            234/273
10 year                                             6/9              113/135

Short Duration California Municipal Portfolio       Group           Universe
-------------------------------------------------------------------------------
1 year                                              8/8                17/17
3 year                                              8/8                12/12
5 year                                              8/8                12/12
10 year                                             6/6                  7/7

Short Duration Diversified Municipal Portfolio      Group           Universe
-------------------------------------------------------------------------------
1 year                                              8/10               42/64
3 year                                              6/8                30/45
5 year                                              5/6                24/35
10 year                                             4/5                17/25


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 81


Short Duration New York Municipal Portfolio         Group           Universe
-------------------------------------------------------------------------------
1 year                                              7/11               35/64
3 year                                              6/8                26/45
5 year                                              5/6                25/35
10 year                                             4/5                18/25

California Municipal Portfolio                      Group           Universe
-------------------------------------------------------------------------------
1 year                                              5/6                29/45
3 year                                              5/6                23/35
5 year                                              6/6                29/29
10 year                                             6/6                14/14

Diversified Municipal Portfolio                     Group           Universe
-------------------------------------------------------------------------------
1 year                                              9/10             117/150
3 year                                              8/9              104/125
5 year                                              8/9                93/95
10 year                                             7/9                61/69

New York Municipal Portfolio                        Group           Universe
-------------------------------------------------------------------------------
1 year                                              9/10               27/37
3 year                                              9/10               20/27
5 year                                              10/10              17/18
10 year                                             7/7                13/14


Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolios (in bold)(24) versus its benchmarks(25).

                                                 Periods Ending June 30, 2005
                                         -------------------------------------------
                                                    Annualized Performance
------------------------------------------------------------------------------------
                                            1       3       5       10      Since
Funds                                     Year    Year    Year    Year    Inception
------------------------------------------------------------------------------------
Tax Managed International Portfolio       12.30   11.53   3.93    8.91      8.95
MSCI EAFE                                 14.13   12.51   -0.17   5.57      7.24

International Portfolio                   12.28   11.89   4.16    n/a       5.30
MSCI EAFE                                 14.13   12.51   -0.17   n/a       2.26

Emerging Markets Portfolio                47.92   34.44   16.40   n/a       7.79
MSCI Emerging Markets                     34.89   24.42   7.68    n/a       4.73

U.S. Government Short Duration
  Portfolio                               1.84    2.09    4.13    4.54      5.53
Merrill Lynch 1-3 Yr. Treasury Index      1.87    2.33    4.49    5.12      6.17

Short Duration Plus Portfolio             1.95    2.55    4.32    4.83      5.85
Merrill Lynch 1-3 Yr. Treasury Index      1.87    2.33    4.49    5.12      6.19


(24) The performance returns are for the Advisor Class shares of the Portfolios.

(25) The Adviser provided Portfolio and benchmark performance return information for periods through June 30, 2005 in order to maintain consistency with Lipper's performance rankings in the analysis.


-------------------------------------------------------------------------------
82 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                 Periods Ending June 30, 2005
                                         -------------------------------------------
                                                    Annualized Performance
------------------------------------------------------------------------------------
                                            1       3       5       10      Since
Funds                                     Year    Year    Year    Year    Inception
------------------------------------------------------------------------------------
Intermediate Duration Portfolio           6.47    5.86    6.30    5.94      7.27
Lehman Brothers Aggregate Bond Index      6.80    5.76    7.40    6.83      7.97

Short Duration California Municipal
  Portfolio                               1.33    1.38    2.52    3.08      3.26
Lehman Brothers 1 Yr. Municipal Index     1.51    1.72    3.20    3.79      3.93

Short Duration Diversified Municipal
  Portfolio                               1.66    1.64    3.00    3.36      3.55
Lehman Brothers 1 Yr. Municipal Index     1.51    1.72    3.20    3.79      3.93

Short Duration New York Portfolio         1.84    1.65    2.79    3.17      3.34
Lehman Brothers 1 Yr. Municipal Index     1.51    1.72    3.20    3.79      3.93

California Municipal Portfolio            4.63    3.46    4.57    4.70      5.40
Lehman Brothers 5 Yr. G/O Index           4.49    4.02    5.53    5.27      5.97

Diversified Municipal Portfolio           4.50    3.66    4.97    4.84      5.60
Lehman Brothers 5 Yr. G/O Index           4.49    4.02    5.53    5.27      6.05

New York Municipal Portfolio              4.81    3.79    4.92    4.82      5.64
Lehman Brothers 5 Yr. G/O Index           4.49    4.02    5.53    5.27      6.05


VII. CONCLUSION:

Based on the factors discussed above my conclusion is that the proposed fee for each of the fixed income Portfolios is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of each Portfolio is based on my evaluation of all of the factors that I considered and no single factor was dispositive.

With respect to the International, Tax-Managed International and Emerging Markets Portfolios, I recommend the directors modify the advisory fee schedule for these Portfolios. Although the performances of the equity Portfolios are more than adequate relative to the Lipper comparisons and the benchmarks, and most notably in the case of the Emerging Markets Portfolio, where it is quite exceptional, the effective advisory fees of the Portfolios are higher than the Lipper Group Medians. Furthermore, the effective advisory fees are higher than what the effective advisory fees would have been had the AllianceBernstein advisory fee schedules been applied to the Portfolios.

The Directors may want to consider reaching a lower effective advisory fee by a variety of ways including: combining some or all of the Portfolios for purposes of calculating the advisory fee, reducing the initial rate of the advisory fee, reducing the asset levels to reach subsequent breakpoints or adding additional breakpoints at assets levels that the Portfolio (or Portfolios on a combined basis) have reached.

Dated: November 29, 2005


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 83


NOTES




-------------------------------------------------------------------------------
84 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


ALLIANCEBERNSTEIN BLENDED STYLE FUNDS
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New York, NY 10105
(800) 221-5672




     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS


TIP-0152-0306




-------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

AllianceBernstein Intermediate Municipal Portfolios

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio


Semi-Annual Report

March 31, 2006


     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS



Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein(R) at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the funds, and is a member of the NASD.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.



May 23, 2006

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Intermediate Municipal Portfolios: California, Diversified and New York (the "Portfolios") for the semi-annual reporting period ended March 31, 2006.

Investment Objectives and Policies

The three portfolios of this open-end fund seek to provide safety of principal and to maximize return after federal taxes (and, in the case of the California and New York Portfolios, state and/or local taxes). Under normal circumstances, each of the Portfolios will invest at least 80% of its assets in municipal securities (and, in the case of the California and New York portfolios, municipal securities issued by the State of California or the State of New York, or their political subdivisions, or otherwise exempt from California or New York state income tax, respectively). Each of the Intermediate California Municipal, New York Municipal and Diversified Municipal Portfolios (the "Portfolios") invests at least 80% of its total assets in municipal securities rated A or better by nationally recognized statistical rating organizations ("NRSROs") and comparably rated municipal notes. Each of the Portfolios may invest up to 20% of its assets in fixed-income securities rated BB or B by NRSROs, which are not investment-grade. The Intermediate California Portfolio and Intermediate New York Portfolio each may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for California investors and New York investors, respectively. The Intermediate Diversified Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state. Each portfolio seeks to maintain an effective duration between three and one-half to seven years under normal market conditions. Within these guidelines, the Portfolios' Municipal Bond Investment Team seeks to add value through sector, security and maturity selection, emphasizing investment in bonds that are determined to be both safe and undervalued.

Investment Results

The tables on page 4 show performance for each Portfolio compared to its national benchmark, the Lehman Brothers (LB) 5-Year General Obligation Municipal Index, for the six- and 12-month periods ended March 31, 2006.

All three Portfolios underperformed the benchmark for both the six- and 12-month periods ended March 31, 2006. The Portfolios' high credit quality stance limited both their absolute and relative returns for both reporting periods. This underperformance was partly offset by the fact that the Portfolios had modestly less interest rate risk than the benchmark and were positioned to benefit from a flattening yield curve.

In the analysis of the Portfolios' Municipal Bond Investment Team (the "team"), investors are not being adequately paid to take risk in the bond market today. The team's reduced appetite for credit risk is reflected in the


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 1


Portfolios' significant holdings of high-quality bonds. When the team compares interest rates today to core inflation, short-term municipal rates appear a bit high, intermediate rates are near fair value and long-term rates are low by historical standards. Based on this relative value analysis, the team has been moving to a more concentrated maturity structure by selling the Portfolios' holdings of long-term, premium-coupon, callable bonds and buying intermediate-term bonds.

Market Review and Investment Strategy

Short- and intermediate-term bond prices fell over the six- and 12-month periods ended March 31, 2006, depressing absolute returns, as the U.S. Federal Reserve (the "Fed") continued to push up official short-term interest rates. On March 31, 2006, the Federal funds rate stood at 4.75%, 375 basis points higher than when the Fed began tightening less than two years ago. Municipal bond returns were small but positive for the period. Although the municipal yield curve is still upwardly sloping, the difference between short and long rates at the end of the reporting period was the smallest since 1989.

By March 2006, the extra income for lower-rated bonds fell to its narrowest level ever, due in part to yields being low. This, in turn, encouraged investors to take on more credit risk to capture a little more yield. It is also because investors are complacent about credit risk in today's market, given the strength of municipal finance and the long absence of a large and very public municipal bond default. In fact, high-yield municipal bonds were the best-performing sector by far in the municipal market. As a result, high-yield municipal bond funds continued to garner the majority of the new cash flow into the market. According to AMG Data, a provider of mutual fund money flow and holdings data, new money into high-yield municipal mutual funds accounted for 40% of the flow into municipal mutual funds. By comparison, high-yield bonds represent only 4% of the municipal market.


2 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) 5-Year General Obligation Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market with maturities ranging from four to six years. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolios can invest up to 20% of their assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolios are "non-diversified" and therefore may hold more concentrated positions (New York or California only Portfolios) and be subject to certain additional risks than "diversified" funds. The Portfolios may invest in high yield bonds (i.e., "junk bonds") which involves a greater risk of default and price volatility than other bonds. Investing in non-investment grade presents special risks, including credit risk. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 3


HISTORICAL PERFORMANCE
(continued from previous page)


THE PORTFOLIO VS. ITS BENCHMARK                        Returns
PERIODS ENDED MARCH 31, 2006                   6 Months       12 Months
-----------------------------------------------------------------------
AllianceBernstein Intermediate California
Municipal Portfolio
  Class A                                         0.28%          2.09%
  Class B                                        -0.14%          1.38%
  Class C                                        -0.07%          1.38%
LB 5-Year General Obligation Municipal Index      0.41%          2.25%


THE PORTFOLIO VS. ITS BENCHMARK                        Returns
PERIODS ENDED MARCH 31, 2006                   6 Months       12 Months
-----------------------------------------------------------------------
AllianceBernstein Intermediate Diversified
Municipal Portfolio
  Class A                                          0.28%          2.02%
  Class B                                         -0.07%          1.25%
  Class C                                         -0.07%          1.32%
LB 5-Year General Obligation Municipal Index       0.41%          2.25%


THE PORTFOLIO VS. ITS BENCHMARK                        Returns
PERIODS ENDED MARCH 31, 2006                   6 Months       12 Months
-----------------------------------------------------------------------
AllianceBernstein Intermediate New York
Municipal Portfolio
  Class A                                           0.27%          2.12%
  Class B                                          -0.01%          1.48%
  Class C                                          -0.09%          1.41%
LB 5-Year General Obligation Municipal Index        0.41%          2.25%


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


4 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
----------------------------------------------------------------------------
                                          NAV Returns            SEC Returns
Class A Shares
1 Year                                       2.09%                 -2.26%
Since Inception*                             2.72%                  1.65%
SEC Yield**                                  2.73%
Taxable Equivalent Yield***                  4.68%

Class B Shares
1 Year                                       1.38%                 -1.60%
Since Inception*                             2.00%                  2.00%
SEC Yield**                                  2.15%
Taxable Equivalent Yield***                  3.69%

Class C Shares
1 Year                                       1.38%                  0.38%
Since Inception*                             2.00%                  2.00%
SEC Yield**                                  2.15%
Taxable Equivalent Yield***                  3.69%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
----------------------------------------------------------------------------
Class A Shares
1 Year                                                             -2.26%
Since Inception*                                                    1.65%

Class B Shares
1 Year                                                             -1.60%
Since Inception*                                                    2.00%

Class C Shares
1 Year                                                              0.38%
Since Inception*                                                    2.00%


*  Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

*** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 5


INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
----------------------------------------------------------------------------
                                          NAV Returns            SEC Returns
Class A Shares
1 Year                                       2.02%                 -2.29%
Since Inception*                             2.96%                  1.90%
SEC Yield**                                  2.67%
Taxable Equivalent Yield***                  4.11%

Class B Shares
1 Year                                       1.25%                 -1.72%
Since Inception*                             2.25%                  2.25%
SEC Yield**                                  2.09%
Taxable Equivalent Yield***                  3.22%

Class C Shares
1 Year                                       1.32%                  0.33%
Since Inception*                             2.25%                  2.25%
SEC Yield**                                  2.09%
Taxable Equivalent Yield***                  3.22%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
----------------------------------------------------------------------------
Class A Shares
1 Year                                                             -2.29%
Since Inception*                                                    1.90%

Class B Shares
1 Year                                                             -1.72%
Since Inception*                                                    2.25%

Class C Shares
1 Year                                                              0.33%
Since Inception*                                                    2.25%


*  Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

*** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


6 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
----------------------------------------------------------------------------
                                          NAV Returns            SEC Returns
Class A Shares
1 Year                                       2.12%                 -2.26%
Since Inception*                             3.05%                  1.99%
SEC Yield**                                  2.81%
Taxable Equivalent Yield***                  4.68%

Class B Shares
1 Year                                       1.48%                 -1.49%
Since Inception*                             2.34%                  2.34%
SEC Yield**                                  2.24%
Taxable Equivalent Yield***                  3.73%

Class C Shares
1 Year                                       1.41%                  0.42%
Since Inception*                             2.33%                  2.33%
SEC Yield**                                  2.24%
Taxable Equivalent Yield***                  3.73%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
----------------------------------------------------------------------------
Class A Shares
1 Year                                                             -2.26%
Since Inception*                                                    1.99%

Class B Shares
1 Year                                                             -1.49%
Since Inception*                                                    2.34%

Class C Shares
1 Year                                                              0.42%
Since Inception*                                                    2.33%


*  Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

*** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 7


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                               Beginning             Ending
                                             Account Value       Account Value     Expenses Paid
Intermediate California Municipal           October 1, 2005      March 31, 2006    During Period*
--------------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000            $1,002.78            $4.49
Hypothetical (5% return before expenses)         $1,000            $1,020.44            $4.53
--------------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000            $  998.62            $7.97
Hypothetical (5% return before expenses)         $1,000            $1,016.95            $8.05
--------------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000            $  999.35            $7.98
Hypothetical (5% return before expenses)         $1,000            $1,016.95            $8.05
--------------------------------------------------------------------------------------------------


(Fund expenses continued on next page)


8 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


FUND EXPENSES
(continued from previous page)


                                               Beginning            Ending
                                             Account Value       Account Value     Expenses Paid
Intermediate Diversified Municipal          October 1, 2005     March 31, 2006     During Period*
--------------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000            $1,002.80            $4.39
Hypothetical (5% return before expenses)         $1,000            $1,020.54            $4.43
--------------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000            $  999.33            $7.88
Hypothetical (5% return before expenses)         $1,000            $1,017.05            $7.95
--------------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000            $  999.33            $7.88
Hypothetical (5% return before expenses)         $1,000            $1,017.05            $7.95
--------------------------------------------------------------------------------------------------

                                              Beginning             Ending
                                            Account Value        Account Value     Expenses Paid
Intermediate New York Municipal            October 1, 2005      March 31, 2006     During Period*
--------------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000            $1,002.65            $4.59
Hypothetical (5% return before expenses)         $1,000            $1,020.34            $4.63
--------------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000            $  999.94            $8.08
Hypothetical (5% return before expenses)         $1,000            $1,016.85            $8.15
--------------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000            $  999.15            $8.07
Hypothetical (5% return before expenses)         $1,000            $1,016.85            $8.15
--------------------------------------------------------------------------------------------------

* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one -half year period).

                                               Annualized Expense Ratio
                                        ---------------------------------------
                                         Class A        Class B        Class C
-------------------------------------------------------------------------------
Intermediate California Municipal         0.90%          1.60%          1.60%
Intermediate Diversified Municipal        0.88%          1.58%          1.58%
Intermediate New York Municipal           0.92%          1.62%          1.62%


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 9


INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2006 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $1,157.0


STATE BREAKDOWN*
[ ]  84.2%   California                          [PIE CHART OMITTED]
[ ]   7.0%   Puerto Rico
[ ]   2.8%   Florida
[ ]   2.3%   New York
[ ]   0.6%   Nevada
[ ]   0.5%   Virginia
[ ]   0.5%   Guam
[ ]   0.5%   Illinois
[ ]   0.3%   North Carolina
[ ]   0.3%   Pennsylvania
[ ]   0.3%   Trust Territories
[ ]   0.2%   Ohio
[ ]   0.2%   West Virginia
[ ]   0.1%   U.S. Virgin Islands
[ ]   0.1%   Arizona
[ ]   0.1%   Colorado


BOND QUALITY RATING BREAKDOWN*
[ ]  66.9%   AAA                                 [PIE CHART OMITTED]
[ ]  12.6%   A
[ ]  10.6%   AA
[ ]   5.5%   BB
[ ]   4.4%   BBB


* All data are as of March 31, 2006. The Portfolio's state and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


10 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2006 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $3,499.0


STATE BREAKDOWN*
[ ]   9.7%   New York                             [PIE CHART OMITTED]
[ ]   9.4%   Texas
[ ]   7.2%   Florida
[ ]   6.9%   California
[ ]   6.8%   New Jersey
[ ]   6.8%   Massachusetts
[ ]   4.8%   Washington
[ ]   4.5%   Pennsylvania
[ ]   4.4%   Illinois
[ ]   3.3%   Hawaii
[ ]   3.2%   Maryland
[ ]   2.9%   Ohio
[ ]   2.7%   Oklahoma
[ ]   2.3%   Virginia
[ ]   2.3%   North Carolina
[ ]   2.2%   Nevada
[ ]   2.2%   Colorado
[ ]   2.1%   Michigan

[ ]  16.3%   Other


BOND QUALITY RATING BREAKDOWN*
[ ]  69.7%   AAA                                  [PIE CHART OMITTED]
[ ]  14.4%   AA
[ ]   7.6%   A
[ ]   5.5%   BB
[ ]   2.8%   BBB


* All data are as of March 31, 2006. The Portfolio's state and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings. "Other" represents less than 2.1% weightings in Alabama, Alaska, Arizona, Connecticut, Delaware, District of Columbia, Georgia, Guam, Indiana, Kansas, Kentucky, Louisiana, Minnesota, Missouri, Nebraska, New Hampshire, New Mexico, Oregon, Puerto Rico, Rhode Island, South Carolina, Tennessee, Utah, West Virginia and Wisconsin.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 11


INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
March 31, 2006 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $1,480.6


STATE BREAKDOWN*
[ ]  87.1%   New York                              [PIE CHART OMITTED]
[ ]   4.6%   Puerto Rico
[ ]   3.6%   Florida
[ ]   1.4%   California
[ ]   0.6%   Nevada
[ ]   0.6%   Virginia
[ ]   0.4%   Ohio
[ ]   0.4%   Guam
[ ]   0.3%   North Carolina
[ ]   0.3%   Colorado
[ ]   0.2%   Illinois
[ ]   0.2%   Pennsylvania
[ ]   0.1%   West Virginia
[ ]   0.1%   Arizona
[ ]   0.1%   Texas

BOND QUALITY RATING BREAKDOWN*
[ ]  71.3%   AAA                                   [PIE CHART OMITTED]
[ ]  10.5%   AA
[ ]   9.6%   A
[ ]   2.3%   BBB
[ ]   5.9%   BB
[ ]   0.4%   B


* All data are as of March 31, 2006. The Portfolio's state and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


12 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE CALIFORNIA PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
MUNICIPAL BONDS-94.8%
Arizona-0.1%
Pima Cnty IDA
  Horizon Cmnty Learning Center
  4.45%, 6/01/14                                 $  820     $      791,734
                                                            --------------

California-79.4%
Anaheim Pub Fin Auth
  Elec Sys Rev Distribution Facs MBIA
  5.00%, 10/01/18                                 2,075          2,163,042
Anaheim Union High Sch Dist
  Ser A FSA
  5.375%, 8/01/19                                 5,035          5,491,473
Antelope Valley Union High Sch Dist
  Ser A MBIA
  5.375%, 8/01/19                                 1,000          1,090,890
Antioch Pub Fin Auth Lease Rev
  Mun Facs Proj Ser B MBIA
  5.50%, 1/01/16                                  2,380          2,569,876
Azusa Uni Sch Dist
  FSA
  5.00%, 7/01/24                                  2,320          2,415,630
California Dept of Transp Rev
  Fed Hwy Grant Anticipation Bds
  Ser A FGIC
  5.00%, 2/01/12-2/01/14                         33,225         35,594,837
California Dept of Wtr Res
  FGIC Ser 02A
  5.125%, 5/01/18                                 2,800          3,035,956
  Ser 02A
Prerefunded 5/1/12 @ 101
  5.375%, 5/01/22                                 2,555          2,804,751
  Wtr Sys Ser Y FGIC
  5.25%, 12/01/18-12/01/19                       10,000         10,758,750
  Ser W FSA
  Prerefunded 12/01/11 @ 100
  5.25%, 12/01/22                                   260            280,795
California Dept of Wtr Res Pwr
  Supply Rev Ser A
  5.25%, 5/01/10(a)                              21,425         22,719,070
  Ser A
  5.50%, 5/01/09                                 19,000         19,961,400
California Dept of Wtr Res Wtr Rev
  Central VY Proj Ser AC MBIA
  5.00%, 12/01/16                                 7,400          7,919,776
California Econ Rec Bds
  Ser A
  5.00%, 7/01/08-7/01/09                         14,365         14,832,116
  5.25%, 1/01/10-1/01/11                         45,385         48,092,043


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 13


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Ser A FGIC
  5.25%, 1/01/11                               $ 12,175     $   13,020,432
  Ser A MBIA
  5.00%, 7/01/11-7/01/12                          8,160          8,703,333
  5.00%, 7/01/10(a)                              11,620         12,248,991
California Ed Facs Auth Rev
  University of the Pacific
  5.50%, 11/01/18                                 2,105          2,256,918
California Infrastructure & Eco Dev
  Bank Rev
  Prerefunded 6/01/10 @ 101
  5.50%, 6/01/22                                  1,960          2,121,720
California Poll Ctl Fin Auth PCR
  Ref Pacific Gas & Elec Ser C FGIC AMT
  3.50%, 12/01/23                                 4,355          4,347,509
California Poll Ctl Fin Auth SWDR
  Waste Mgmnt Ser A
  3.125%, 1/01/22(b)                              2,500          2,498,500
California Rural Home Mtg Fin Auth SFMR
  Mortgage-Backed Securities Program
  Ser A GNMA/FNMA
  6.55%, 6/01/30(b)                                 375            380,490
California Spl Dists Association Fin
  Corp. COP Ser Z FSA
  5.50%, 8/01/17                                  1,000          1,085,080
California State
  4.00%, 2/01/08-2/01/09                          3,770          3,799,658
  5.00%, 3/01/08-10/01/23                        26,195         27,280,406
  5.25%, 9/01/18-10/01/20                        13,560         14,352,109
  Prerefunded 9/01/10 @ 100
  5.25%, 9/01/18-9/01/20                            465            493,844
  5.75%, 10/01/10                                 2,420          2,617,206
  GO
  5.00%, 6/01/10-3/01/12                         11,055         11,657,006
  MBIA
  5.00%, 8/01/24                                  1,280          1,315,942
  Ref FSA
  5.00%, 5/01/12                                  1,000          1,067,290
  5.25%, 2/01/10                                  5,300          5,611,322
  Various Purpose
  5.00%, 3/01/13-3/01/14                         22,380         23,747,626
  Veterans Bds Ser AN
  9.00%, 4/01/08                                  2,065          2,270,075
California State Dept of Wtr Res
  5.75%, 5/01/17                                  2,000          2,235,940
  5.875%, 5/01/16                                 4,900          5,511,079
  AMBAC
  5.375%, 5/01/18                                10,095         11,081,786
  XLCA
  5.375%, 5/01/17                                 6,310          6,926,802


14 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
California State Pub Wrks Brd
  Lease Rev
  Dept of Corrections State Prison
  Ser A AMBAC
  5.00%, 12/01/19                               $ 2,630     $    2,790,088
  Dept of Hlth Svcs Ser A MBIA
  5.75%, 11/01/16                                 5,225          5,653,398
California State Univ Headquarters
  Bldg Auth
  Lease Rev Ser B MBIA
  5.25%, 9/01/22                                  3,050          3,153,670
California State Univ Rev
  Ref Systemwide Ser B AMBAC
  5.00%, 11/01/14                                 3,415          3,683,795
  Systemwide Ser A FGIC
  5.00%, 11/01/24                                 1,515          1,575,282
California Statewide Cmnty Dev Auth
  Kaiser Permanente Ser A
  2.55%, 8/01/31(b)                               3,130          3,105,680
  Kaiser Permanente Ser C
  3.85%, 8/01/31(b)                               3,500          3,503,395
  Kaiser Permanente Ser E
  3.875%, 4/01/32                                 3,180          3,142,349
  Kaiser Permanente Ser F
  2.30%, 4/01/33                                  5,210          5,136,070
  Solid Waste Rev
  2.90%, 4/01/11(b)                               3,000          2,969,460
California Statewide Cmnty Dev Auth Rev
  Daughters of Charity Hlth Ser F
  5.00%, 7/01/06                                  1,300          1,303,575
  Redlands Cmnty Hosp Ser A RADIAN
  5.00%, 4/01/12-4/01/13                          3,485          3,645,781
Castaic Lake Wtr Agy COP
  Wtr Sys Impt Proj Ser A MBIA
  7.25%, 8/01/08                                  1,510          1,632,325
Chaffey Cmnty College Dist
  Election of 2002 Ser B MBIA
  5.00%, 6/01/25                                  1,440          1,508,875
Chula Vista Cmnty Facs Dist No. 06-1
  Eastlake Woods Area Ser A
  4.60%, 9/01/09                                    680            690,894
Chula Vista Cmnty Facs
  Dist No. 06-1 Spl Tax
  Eastlake Woods Area Ser A
  3.60%, 9/01/06                                    500            500,035
  4.25%, 9/01/08                                    565            570,130
Contra Costa Cnty MFHR
  Pleasant Hill BART Transit-A
  3.95%, 4/15/46                                 13,760         13,745,827
Cotati-Rohnert Park Uni Sch Dist
  Ref Crossover FGIC
  5.00%, 8/01/20                                  1,910          2,016,196


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 15


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
CSUCI Fin Auth Rev
  For Sale Hsg Construction Ser A
  2.50%, 8/01/34                                $ 4,000     $    3,927,400
Culver City Redev Agy
  Tax Alloc Redev Proj A MBIA
  5.50%, 11/01/17-11/01/18                        2,210          2,403,519
  Tax Alloc AMBAC
  5.50%, 11/01/14                                 1,195          1,287,278
Etiwanda Sch Dist
  Cmnty Facs Dist No. 3 Ref
  3.90%, 8/01/06                                    200            199,454
  4.25%, 8/01/07                                    350            347,064
  4.50%, 8/01/08                                    480            477,466
  4.70%, 8/01/09                                    495            492,416
  4.80%, 8/01/10                                    470            470,686
Fontana Pub Fin Auth Tax Alloc Rev
  North Fontana Redev Proj Ser A FSA
  5.25%, 9/01/20                                  1,000          1,064,240
Fremont Pub Fin Auth Rev
  Ref Ser A
  3.75%, 9/02/11                                  1,755          1,722,708
Fullerton Redev Agy COP
  Southern California Optometry RADIAN
  5.00%, 4/01/34                                  3,015          3,051,240
Gateway Uni Sch Dist
  MBIA
  5.00%, 8/01/24                                  1,230          1,284,305
Gilroy Uni Sch Dist
  FGIC
  5.25%, 8/01/20                                  1,900          2,034,406
Golden State Tobacco Securitization
  Corp. Tobacco Settlement Rev
  AMBAC
  5.00%, 6/01/38                                  3,450          3,673,698
  Enhanced-Asset Backed Ser B
  Prerefunded 6/01/13 @ 100
  5.50%, 6/01/43                                 28,850         31,612,099
  Ser A AMBAC
  5.00%, 6/01/20                                 10,650         11,004,006
  Ser B
  Prerefunded 6/01/08 @ 100
  5.75%, 6/01/22                                  5,570          5,819,480
Grossmont-Cuyamaca Cmnty College Dist
  Election of 2002 Ser B FGIC
  5.00%, 8/01/25                                  2,075          2,175,721
Imperial Irrigation Dist
  Elec Sys Rev MBIA
  5.00%, 11/01/18                                 1,500          1,561,560
Kern High Sch Dist
  Escrowed to Maturity
  7.10%, 8/01/11                                  1,000          1,161,770


16 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Ser A MBIA
  6.30%, 2/01/11                                $ 1,000     $    1,117,240
Lincoln Cmnty Facs Dist No. 2003-1
  Spl Tax
  5.35%, 9/01/16                                    790            821,173
  5.90%, 9/01/24                                  1,235          1,305,877
Loma Linda Hosp Rev
  Loma Linda Univ Med Ctr Ser A
  5.00%, 12/01/13-12/01/14                        7,360          7,636,000
Long Beach Bd Fin Auth Lease Rev
  Civic Ctr Proj Ser A MBIA
  5.00%, 10/01/17                                 3,130          3,252,790
  Pub Safety Facs Projs AMBAC
  5.25%, 11/01/19-11/01/22                        3,765          4,014,818
  Los Altos Sch Dist
  Ser B MBIA
  5.00%, 8/01/18                                  2,000          2,095,900
Los Angeles
  Ser A MBIA
  5.00%, 9/01/16                                  3,035          3,231,759
Los Angeles Cmnty College Dist
  Ser A MBIA
  5.00%, 6/01/26                                  9,995         10,631,881
Los Angeles Cmnty Redev Agy
  Tax Alloc Subordinated Lien Bunker Ser L
  3.50%, 3/01/07-3/01/09                          3,560          3,476,781
Los Angeles Cnty COP
  Antelope Valley Courthouse
  Ser A AMBAC
  5.75%, 11/01/19                                 2,815          3,063,030
  Equipment & Real Estate Property
  Program Ser AU MBIA
  5.00%, 10/01/08                                 9,300          9,622,989
Los Angeles Cnty Metropolitan
  Transp Auth Rev
  Capital Grant Receipts Gold
  Line Proj Ser A FGIC
  5.00%, 10/01/10-10/01/12                       16,470         17,315,393
Los Angeles Cnty Metropolitan
  Transp Auth Sales Tax Rev
  Proposition A First Tier Senior
  Ser A AMBAC
  5.00%, 7/01/14-7/01/15                          2,860          3,079,299
  Ref Proposition C Second Senior
  Ser A MBIA
  5.00%, 7/01/10                                  2,290          2,418,561
Los Angeles Cnty Pub Wrks Fin Auth
  Refunding Flood Ctl Dist Ser A
  5.00%, 3/01/10                                  8,975          9,432,007
Los Angeles Cnty Pub Wrks Fin Auth
  Lease Rev Master Ref Proj Ser A MBIA
  5.00%, 12/01/09-12/01/11                       11,460         12,083,451


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 17


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Los Angeles Cnty Pub Wrks Fin Auth Rev
  Regional Park and Open Space Dist
  Ser A AMBAC
  5.50%, 10/01/08                               $ 3,195     $    3,315,835
Los Angeles Dept of Arpts
  Arpt Rev FGIC AMT
  5.80%, 5/15/10                                    600            607,422
Los Angeles Dept of Wtr & Pwr
  Pwr Sys Ser A FSA
  5.25%, 7/01/18                                  2,000          2,132,560
  Pwr Sys Ser A MBIA
  5.375%, 7/01/18                                 5,000          5,373,050
  Pwr Sys Ser A SubSer A-1
  4.50%, 7/01/07                                  2,345          2,373,656
  5.00%, 7/01/09                                 15,245         15,886,510
Ls Angeles Dept Wtr & Pwr Wtrwrks Rev
  Ser B MBIA
  5.00%, 7/01/11-7/01/12                          5,345          5,699,318
Los Angeles Harbor Dept Rev
  Ser B AMT
  5.75%, 8/01/09                                  6,485          6,595,958
Los Angeles Sanitation Equipment
  Charge Rev
  Ser A FSA
  5.25%, 2/01/19-2/01/20                          8,355          8,807,800
Los Angeles Uni Sch Dist
  AMBAC
  5.00%, 7/01/12                                  6,030          6,448,964
  Election of 1997 Ser E MBIA
  5.50%, 7/01/15                                  8,810          9,659,989
  Election of 2005 Ser C
  5.00%, 7/01/08-7/01/12                          6,160          6,435,745
  Ser A FSA
  5.00%, 7/01/22                                  4,835          5,059,247
  5.25%, 7/01/20                                  1,440          1,539,749
  Ser A MBIA
  5.00%, 7/01/11                                  2,200          2,342,494
  5.25%, 7/01/12                                  1,755          1,901,139
  Ser A-1 FGIC
  5.00%, 7/01/20                                  5,530          5,852,510
  Ser A-2 MBIA
  5.00%, 7/01/20                                 11,000         11,634,590
  Ser D FGIC
  Prerefunded 7/01/10 @ 100
  5.625%, 7/01/15                                 1,295          1,396,632
  Ser E AMBAC
  5.00%, 7/01/15                                  3,090          3,324,068
Los Gatos-Saratoga Joint Union
  High Sch Dist
  Election of 1998 Ser B
  5.75%, 12/01/19-12/01/20                        2,470          2,715,444


18 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Mammoth Uni Sch Dist
  Capital Appreciation MBIA
  Zero coupon, 8/01/21-8/01/22                  $ 2,100     $    1,050,498
Metropolitan Wtr Dist of Southern
  California Wtrwrks Rev
  Authorization Ser B-3 MBIA
  5.00%, 10/01/18                                 3,300          3,501,366
  Ser A
  5.75%, 7/01/21                                  2,045          2,326,044
  Ser A
  Escrowed to Maturity
  5.75%, 7/01/21                                  1,615          1,841,956
  Ser B
  5.00%, 7/01/10                                  8,150          8,607,541
Mount San Antonio Cmnty College Dist
  Ref 2001 Election Ser A MBIA
  5.00%, 8/01/14                                  5,550          5,895,265
MSR Pub Pwr Agy San Juan Proj
  Ref Ser G MBIA
  5.30%, 7/01/12                                  5,930          6,110,391
Munimae Trust
  Ser 2001-1 Class A
  4.35%, 10/26/16                                 3,325          3,318,683
  Ser 2001-2 Class A
  4.35%, 10/26/16                                 3,875          3,867,637
Northern California Pwr Agy
  Geothermal Proj No.3 Ser A AMBAC
  5.80%, 7/01/09                                  4,960          5,287,360
Northern California Pwr Agy Pub Pwr Rev
  Hydro Elec Proj No. 1 Ser A MBIA
  5.00%, 7/01/17                                  2,685          2,793,340
  Ser A AMBAC
  Escrowed to Maturity
  5.80%, 7/01/09                                    935            997,299
Oakland Uni Sch Dist Alameda Cnty
  Election 2000 MBIA
  5.00%, 8/01/10-8/01/13                         10,555         11,218,468
Ohlone Cmnty College Dist
  Ser B FSA
  5.00%, 8/01/23                                  1,900          1,998,173
Orange Cnty Local Transp Auth
  Sales Tax Rev
  Measure M-Second Senior
  Ser A MBIA
  5.50%, 2/15/10                                  5,630          6,024,719
  Ref Measure M-2ND Senior
  Ser A AMBAC
  5.70%, 2/15/09-2/15/10                          6,970          7,418,098
Orange Cnty Pub Fin Auth Lease Rev
  Ref MBIA
  5.00%, 7/01/11-7/01/13                         21,070         22,601,411


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 19


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Pasadena Uni Sch Dist
  Ser B FGIC
  5.00%, 7/01/20                                $ 2,050     $    2,158,384
Pittsburg Redev Agy
  Residential Mtg Rev
  Escrowed to Maturity
  9.60%, 6/01/16                                  1,000          1,423,110
Pomona Pub Fin Auth Rev
  Merged Redev Proj Ser AH AMBAC
  5.00%, 2/01/11                                  1,635          1,736,157
Rancho Santiago Cmnty College Dist
  FSA
  5.00%, 9/01/25                                  2,275          2,386,270
Rancho Wtr Dist Fin Auth Rev
  Ser A FSA
  5.50%, 8/01/12                                  1,075          1,164,945
Redding Joint Pwrs Fin Auth
  Elec Sys Rev Ser A MBIA
  6.25%, 6/01/09                                  1,000          1,079,560
Riverside
  Swr Rev FGIC
  7.00%, 8/01/08                                  1,000          1,075,490
Riverside Impt Bd Act of 1915
  Canyon Springs Assmt
  2.40%, 9/02/06                                  1,075          1,068,797
Sacramento Area Flood Ctl Agy
  Capital Assmt Dist No. 2-North Area
  AMBAC
  5.00%, 10/01/09                                 1,000          1,043,510
Sacramento City Fin Auth
  Lease Rev Ser B
  5.40%, 11/01/20                                 2,000          2,175,040
Sacramento City Fin Auth Rev
  Capital Impt Ser A AMBAC
  5.50%, 12/01/17                                 5,930          6,449,705
  City Hall & Redev Projs Ser A FSA
  5.375%, 12/01/18                                1,440          1,576,627
Sacramento City Uni Sch Dist
  Election of 2002 MBIA
  5.00%, 7/01/27                                  1,390          1,452,661
Sacramento Cnty Sanitation Dist
  Fin Auth Rev
  FSA
  5.50%, 12/01/21                                 1,100          1,254,616
  Sacramento Regional Cnty
  Sanitation
  Ser A AMBAC
  5.00%, 12/01/21                                 4,340          4,570,237
  Ser A
  5.60%, 12/01/16                                 3,055          3,092,515


20 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Salinas Pub Fin Auth Rev
  Ref Assmt Dists Refinancing
  Subordinated Ser B
  4.75%, 9/02/06-9/02/08                         $  650     $      649,988
  5.00%, 9/02/09                                    295            295,720
  5.25%, 9/02/11                                    310            313,723
Salinas Union High Sch Dist
  Ser A FGIC
  5.25%, 10/01/20-10/01/21                        4,630          4,960,975
San Bernardino Cnty COP
  West Valley Detention Ctr Ref
  Ser A MBIA
  5.25%, 11/01/17                                 7,495          8,102,320
San Diego Cnty COP
  Edgemoor Proj & Regional Sys AMBAC
  5.00%, 2/01/15                                  2,000          2,144,260
San Diego Cnty Regional Transp Auth
  Sales Tax Rev Ser A FGIC
  5.25%, 4/01/08                                  2,360          2,439,603
San Diego Uni Port Dist Rev
  Ser B MBIA
  5.00%, 9/01/21                                  2,200          2,305,996
San Diego Uni Sch Dist
  Capital Appreciation Election
  1998 Ser D FGIC
  5.25%, 7/01/25                                  2,000          2,162,500
San Francisco City & Cnty
  Laguna Honda Hosp 1999
  Ser A AMBAC
  5.00%, 6/15/12                                  1,465          1,569,498
San Francisco City & Cnty Arpt
  Commission
  Int'l Arpt Rev Second Ser 10A
  MBIA AMT
  5.45%, 5/01/12                                  2,145          2,190,281
  Int'l Arpt Rev Second Ser 15A
  FSA AMT
  5.00%, 5/01/18                                  2,420          2,474,426
  Int'l Arpt Rev Second
  Ser 16B FSA
  5.00%, 5/01/24                                  3,450          3,547,566
San Francisco City & Cnty Pub
  Util Commission
  Wtrwrks Rev Ser A
  5.00%, 11/01/12                                 2,460          2,517,022
San Jose Arpt Rev
  Ref Ser B FSA AMT
  5.00%, 3/01/08                                  3,050          3,113,166
  FGIC
  5.875%, 3/01/07                                   270            275,632


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 21


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
San Jose Redev Agy Tax Alloc
  Merged Area Redev MBIA
  Escrowed to Maturity
  6.00%, 8/01/15                                 $  330     $      382,308
  Merged Area Redev Proj
  Unrefunded Balance MBIA
  6.00%, 8/01/15                                    670            768,316
San Mateo Cnty Cmnty College Dist
  2001 Election Ser A FGIC
  5.375%, 9/01/20                                 1,000          1,081,680
San Mateo Cnty Transp Dist
  Ser A MBIA
  5.50%, 6/01/16                                  1,430          1,608,779
San Ramon Valley Uni Sch Dist
  Election 2002 FSA
  5.00%, 8/01/24                                  1,425          1,490,023
  5.25%, 8/01/20                                  1,000          1,075,230
Santa Clara Cnty Fin Auth
  Lease Rev Ser A AMBAC
  5.00%, 11/15/17                                 6,390          6,655,377
Santa Clara Redev Agy Tax Alloc
  Bayshore North Proj MBIA
  5.00%, 6/01/15                                  1,000          1,002,290
Santa Fe Springs Cmnty Dev Commission
  Ref Ser A MBIA
  5.375%, 9/01/17                                 1,460          1,556,827
South Orange Cnty Pub Fin Auth
  Spl Tax Rev Foothill Area Ser C FGIC
  8.00%, 8/15/09                                  1,100          1,247,378
Southern California Pub Pwr
  Auth Pwr Proj Rev
  Ref San Juan Unit 3 Ser A FSA
  5.00%, 1/01/08                                  3,300          3,381,510
Taft Pub Fin Auth Lease Rev
  Cmnty Correctional Fac Proj A
  5.95%, 1/01/11                                  2,590          2,662,132
Tahoe-Truckee Uni Sch Dist No.1
  MBIA
  5.50%, 8/01/19                                  1,185          1,342,178
Tobacco Securitization Auth of
  Northern California Asset Bkd Bds Ser A
  5.375%, 6/01/41                                12,805         13,821,333
University of California
  Rev Ser B AMBAC
  5.00%, 5/15/12                                  2,630          2,814,179
University of California Multipurpose Projs
  Rev Ser E MBIA
  5.125%, 9/01/20                                 6,340          6,534,067
University of California Rev
  Hosp Med Ctr AMBAC
  Prerefunded 7/01/06 @ 101
  5.75%, 7/01/24                                  1,120          1,137,349


22 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Ser A
  5.00%, 5/15/06                                $ 1,280     $    1,282,202
  Ser A AMBAC
  5.00%, 5/15/09                                  4,860          5,071,507
University of California Revs
  General Ser A AMBAC
  5.00%, 5/15/11                                  1,720          1,831,766
  Ser F FSA
  5.00%, 5/15/10                                  2,000          2,110,740
Upland Cmnty Redev Agy Tax Alloc Notes
  Magnolia Redev Proj
  3.90%, 11/01/09                                 2,625          2,609,381
Vacaville Impt Bd Act 1915
  Ref & Impt Consolidated Reassessment
  Ser A
  4.25%, 9/02/06                                    645            641,646
Walnut Pub Fin Auth Tax Alloc Rev
  AMBAC
  5.375%, 9/01/20                                 2,075          2,237,535
                                                            --------------
                                                               918,134,721
                                                            --------------
Colorado-0.0%
Denver City & Cnty
  Airport Rev Ser D AMT
  7.75%, 11/15/13                                   500            568,750
                                                            --------------
Florida-2.7%
Bartram Park CDD
  Spl Assmt
  4.875%, 5/01/15                                   915            908,110
Beacon Tradeport CDD
  Spl Assmt Industrial Proj Ser B
  7.125%, 5/01/22                                   860            911,084
Clearwater Cay CDD
  BANS
  5.375%, 12/01/06                                1,500          1,495,620
Concorde Estates CDD
  Capital Impt Rev Ser B
  5.00%, 5/01/11                                    850            848,181
Dupree Lakes CDD
  5.00%, 11/01/10                                   700            694,778
Durbin Crossing CDD
  Spl Assmt Ser B-2
  4.875%, 11/01/10                                2,140          2,117,380
Fiddlers Creek CDD No. 2
  Spl Assmt Rev Ser B
  5.75%, 5/01/13                                  1,600          1,637,936
Fishhawk CDD No. 2
  Spl Assmt Ser B
  5.00%, 11/01/07                                   110            109,524
Gateway Svcs CDD
  Spl Assmt Sun City Center


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 23


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Fort Meyers Proj B
  5.50%, 5/01/10                                 $  750     $      754,365
Lake Ashton II CDD Capital Impt Rev
  Ser B
  4.875%, 11/01/10                                  720            716,220
Meadow Pointe III CDD
  Capital Impt Rev Ser 2004-1
  4.80%, 11/01/09                                 1,610          1,587,138
Miami Beach Hlth Facs Auth Hosp Rev
  Ref Mount Sinai Medical Center
  6.75%, 11/15/24                                 2,400          2,663,496
Middle Village CDD
  Spl Assmt Ser B
  5.00%, 5/01/09                                    730            729,292
Monterra CDD
  BANS
  5.00%, 6/01/06                                  1,145          1,145,447
  Spl Assmt Ser B
  5.00%, 11/01/10                                 2,400          2,390,040
Paseo CDD Capital Impt Rev
  Ser B
  4.875%, 5/01/10                                   875            862,776
Reunion East CDD
  Spl Assmt
  5.20%, 11/01/07                                   735            733,221
Sandy Creek CDD
  Spl Assmt Ser B
  5.00%, 11/01/10                                 1,000            995,440
Seven Oaks CDD No. 2 Spl Assmt Rev
  Ser B
  5.30%, 11/01/08                                   515            515,675
Shingle Creek
  BANS
  5.125%, 8/01/06                                 1,290          1,290,929
Sterling Hill CDD
  Capital Impt Ser B
  5.50%, 11/01/10                                   875            876,977
Tern Bay CDD Capital Impt Rev
  Ser B
  5.00%, 5/01/15                                  1,050          1,050,000
Venetian CDD
  Capital Impt Ser B
  5.95%, 5/01/12                                    800            827,176
Village CDD No. 5
  Spl Asset Ser B
  5.00%, 5/01/08                                    200            200,220
Villasol CDD
  Spl Assmt Rev Ser B
  5.375%, 5/01/08                                   380            380,300
Vizcaya CDD
  Spl Asset Ser B
  5.40%, 11/01/07                                   170            170,235


24 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Vizcaya Kendall CDD
  BANS
  5.125%, 12/01/06                              $ 4,800     $    4,816,416
                                                            --------------
                                                                31,427,976
                                                            --------------
Guam-0.5%
Guam Government Wtrworks Auth
  5.18%, 7/01/15                                  2,570          2,669,613
Wtr & Wastewtr
  Sys Rev
  5.00%, 7/01/12                                  1,270          1,285,761
  5.50%, 7/01/16                                  1,500          1,562,355
                                                            --------------
                                                                 5,517,729
                                                            --------------
Illinois-0.5%
Bolingbrook Sales Tax Rev
  Zero coupon, 1/01/26                            4,450          3,980,036
Pingree Grove Spl Svc Area No. 1
  CamBrdg Lakes Proj Ser 05-1
  5.25%, 3/01/15                                  1,407          1,402,244
                                                            --------------
                                                                 5,382,280
                                                            --------------
Michigan-0.0%
Michigan State Strategic Fund SWDR
  Ltd. Oblig Waste Mgmnt
  3.00%, 12/01/13(b)                                415            411,697
                                                            --------------
Nevada-0.6%
Clark Cnty
  Spl Impt Dist No. 142
  5.30%, 8/01/11                                  2,000          2,005,880
Henderson Local Impt Dist
  No. T-14
  3.75%, 3/01/07                                  1,715          1,709,358
  No. T-16
  4.75%, 3/01/13                                    325            321,909
Las Vegas Spl Impt Dist No. 607
  Local Impt Bds
  4.80%, 6/01/09                                  1,620          1,620,373
North Las Vegas
  Spl Impt Dist No. 60 Aliante
  3.90%, 12/01/06                                 1,645          1,650,017
                                                            --------------
                                                                 7,307,537
                                                            --------------
New York-2.2%
New York City
  Ser G
  5.00%, 8/01/10-8/01/11                         20,630         21,664,009
  Ser H
  5.00%, 8/01/10-8/01/11                          3,860          4,045,211
                                                            --------------
                                                                25,709,220
                                                            --------------


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 25


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
North Carolina-0.3%
North Carolina Eastern Mun Pwr Agy Pwr
Sys Rev
  Ref Ser C
  5.30%, 1/01/15                                $ 3,580     $    3,774,430
                                                            --------------
Ohio-0.2%
Port Auth Columbiana Cnty Solid
  Waste Facs Rev
  Liberty Waste Trans LLC Proj
  Ser A AMT
  7.00%, 8/01/21                                  2,865          2,852,107
                                                            --------------
Pennsylvania-0.3%
Beaver Cnty IDA PCR
  Cleveland Electric Proj
  3.75%, 10/01/30(b)                              3,415          3,398,949
                                                            --------------
Puerto Rico-6.9%
Puerto Rico Commonwealth
  MBIA
  5.50%, 7/01/08                                  2,870          2,985,489
  Ref FGIC
  5.25%, 7/01/10                                  2,000          2,125,320
  Ref Pub Impt Ser C
  5.00%, 7/01/18                                  4,960          5,069,169
  Ref Public Impt Ser A MBIA IBC
  5.50%, 7/01/15                                  5,240          5,807,597
  Ref Ser A
  5.00%, 7/01/30                                  3,215          3,340,353
Puerto Rico Elec Pwr Auth Pwr Rev
  Ref Ser Y MBIA
  6.50%, 7/01/06                                  3,015          3,036,226
Puerto Rico Hwy & Transp Auth Hwy Rev
  Ref Ser AA FSA
  5.00%, 7/01/26                                 31,030         32,522,853
Puerto Rico Hwy & Transp Auth Transp Rev
  Ser A AMBAC
  5.50%, 7/01/10                                    855            947,269
  Ser A AMBAC
  Escrowed to Maturity
  5.50%, 7/10/10                                  1,615          1,730,602
Puerto Rico Infrastructure Fin Auth
  5.50%, 7/01/15                                  3,940          4,366,781
Puerto Rico Mun Fin Agy
  Ref Ser C FSA
  5.00%, 8/01/13                                  5,820          6,224,082
  Ser A
  5.00%, 8/01/10                                  3,915          4,064,044
Puerto Rico Pub Bldg Auth Rev
  Guaranteed


26 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Ser L FSA
  5.60%, 7/01/08                                $ 2,500     $    2,605,925
Puerto Rico Pub Fin Corp.
  Commonwealth Appropriation
  Ser A MBIA
  5.25%, 8/01/29                                  4,130          4,426,575
                                                            --------------
                                                                79,252,285
                                                            --------------
Trust Territories-0.3%
Northern Mariana Islands Commonwealth
  Ser A ACA
  6.00%, 6/01/14                                  2,785          2,965,412
                                                            --------------
U.S. Virgin Islands-0.1%
Virgin Islands Pub Fin Auth Rev
  Fed Hwy Reimb Loan Note FSA
  5.00%, 9/01/06                                  1,000          1,006,010
                                                            --------------
Virginia-0.5%
Broad Str CDA
  7.125%, 6/01/15                                 1,190          1,298,385
Celebrate Cmnty Dev Auth Spl Assmt Rev
  Proj Ser B
  6.25%, 3/01/18                                  1,250          1,307,925
Louisa IDA PCR
  Elec & Pwr Co.
  5.25%, 12/01/08                                 3,295          3,361,032
                                                            --------------
                                                                 5,967,342
                                                            --------------
West Virginia-0.2%
Putnam Cnty PCR
  Appalachian Pwr Co. Proj Ser E
  2.80%, 5/01/19                                  2,500          2,470,825
                                                            --------------
Total Municipal Bonds
  (cost $1,093,359,777)                                      1,096,939,004
                                                            --------------
Short-Term Municipal Notes-3.9%
California-3.8%
California State Department of Wtr
  Res Rev Pwr Supply Rev
  Sub Ser F-2
  3.17%, 5/01/20(c)                               4,500          4,500,000
  SubSer B-3
  3.07%, 5/01/22(c)                               3,000          3,000,000
  Conv Cap Senior Lien
  3.07%, 5/01/22(c)                               8,800          8,800,000
Contra Costa Cnty
  Tax & Rev Anticipation Notes
  4.50%, 12/07/06                                 1,390          1,399,675
Los Angeles Dept of Wtr & Pwr Rev
  Pwr Rev Sub Ser B-6
  3.12%, 7/01/34(c)                              14,300         14,300,000


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 27


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Elec Plant Sub Ser B-3
  3.13%, 7/01/34(c)                             $ 3,050     $    3,050,000
Sacramento Cnty Sanitation Dist Fin
  Auth Rev
  Sub-Lien Regional Cnty Ser B-4
  2.95%, 12/01/39                                 8,600          8,593,550
                                                            --------------
                                                                43,643,225
                                                            --------------
Puerto Rico-0.1%
Puerto Rico Commonwealth
  TANS
  4.50%, 7/28/06                                  1,165          1,168,751
                                                            --------------
Total Short-Term Municipal Notes
  (cost $44,820,171)                                            44,811,976
                                                            --------------
Total Investments-98.7%
  (cost $1,138,179,948)(d)                                   1,141,750,980
Other assets less liabilities-1.3%                              15,258,185
                                                            --------------
Net Assets-100%                                             $1,157,009,165
                                                            ==============


INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                          ---------------------------
                Notional                   Payments         Payments        Unrealized
    Swap         Amount     Termination    made by        received by      Appreciation/
Counterparty      (000)         Date     the Portfolio   the Portfolio    (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup       $ 10,300      6/22/07         BMA*           2.962%           $(83,599)
Goldman Sachs      5,400      7/05/06         BMA*           3.283%              3,657
Goldman Sachs      5,400      1/05/07         BMA*           3.405%                271
JP Morgan          9,800      4/05/07         BMA*           2.988%            (60,888)
Morgan Stanley     5,400      4/06/06         BMA*           3.081%                664
Morgan Stanley     5,400     10/06/06         BMA*           3.217%             (2,573)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b)  Variable rate coupon, rate shown as of March 31, 2006.

(c) Represents entire or partial position segregated or collateral for delayed delivery securities.

(d) At March 31, 2006 , the cost basis of investments securities owned was substantially identical for both book and tax. Gross unrealized appreciation was $14,462,735 and gross unrealized depreciation of investments was $10,891,703, resulting in net unrealized appreciation of $3,571,032 (excluding swap transactions).


28 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Glossary of Terms:

ACA    - American Capital Access Financial Guaranty Corporation
AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Alternative Minimum Tax-(subject to)
BANS   - Bond Anticipation Notes
BART   - Bay Area Rapid Transit
CDA    - Community Development Association
CDD    - Community Development District
COP    - Certificate of Participation
CSUCI  - California State University Channel Islands
FGIC   - Financial Guaranty Insurance Company
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance, Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
IBC    - International Bancshares Corporation
IDA    - Industrial Development Authority
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
MSR    - Modesto Irrigation Dist. City of Santa Clara and City of Redding
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SWDR   - Solid Waste Disposal Revenue
TANS   - Tax Anticipation Notes
XLCA   - XL Capital Assurance

See notes to financial statements.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 29


INTERMEDIATE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
MUNICIPAL BONDS-95.3%
Alabama-1.4%
Huntsville
  Ref Warrants Ser A FSA
  5.40%, 2/01/10                                $ 1,185     $    1,256,124
Jefferson Cnty Ltd Oblig
  Sch Warrants Ser A
  5.25%, 1/01/11                                  1,700          1,784,065
Jefferson Cnty Swr Rev
  Cap Impt Wts Ser D
  5.00%, 2/01/42                                  5,900          6,277,246
  Capt Impt Wts FGIC
  Prerefunded 8/01/12 @ 100
  5.00%, 2/01/41                                  7,725          8,196,689
  Capt Impt Wts Ser A FGIC
  Prerefunded 2/01/09 @ 101
  5.00%, 2/01/33                                  8,865          9,243,358
  Prerefunded 2/01/09 @ 101
  5.125%, 2/01/39                                 1,060          1,108,760
  Ref Bal Cap Impt Wts
  5.00%, 2/01/41                                 11,920         12,682,165
  Ref Ser B8 FSA
  5.25%, 2/01/10                                  2,000          2,109,440
  Ref Warrants Ser A FGIC
  Prerefunded 2/01/07 @ 100
  5.375%, 2/01/27                                 1,780          1,805,276
  Ser A
  Prerefunded 2/01/09 @ 101
  5.75%, 2/01/38                                  4,290          4,570,394
Mobile
  AMBAC
  5.25%, 8/15/09                                  1,370          1,438,678
                                                            --------------
                                                                50,472,195
                                                            --------------
Alaska-0.3%
Anchorage
  FGIC
  6.00%, 10/01/09                                 1,000          1,074,970
  Ref Ser B MBIA
  5.25%, 7/01/08                                  6,100          6,307,644
  Sch Impt Ser B FGIC
  Escrowed to Maturity
  5.875%, 12/01/12                                1,200          1,310,076
                                                            --------------
                                                                 8,692,690
                                                            --------------
Arizona-1.6%
Arizona Sch Facs Brd Rev
  Ref State Sch Impt
  5.00%, 1/01/13                                  1,225          1,304,858


30 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  State Sch Trust Ser A AMBAC
  5.25%, 7/01/10                                $ 3,900     $    4,136,496
Arizona Tourism & Sports Auth Tax Rev
  Baseball Training Facs Proj
  5.00%, 7/01/15-7/01/16                          3,815          3,874,998
Arizona Wtr Infra Fin Auth Rev
  Wtr Quality Ser A
  5.75%, 10/01/11                                 1,525          1,642,974
Dove Mountain Resort CFD Assmt Lien
  6.00%, 12/01/06                                   320            320,192
Maricopa Cnty Industrial Dev Auth
  Multifamily Hsg Rev
  Steeplechase Apartments Proj
  Ser B AMT
  6.25%, 12/01/20                                 2,030          2,041,185
Maricopa Cnty Uni Sch Dist No. 48
  Ref Ser B FSA
  4.75%, 7/01/10                                  1,000          1,041,190
Mesa IDA Rev
  Discovery Hlth Sys Ser A MBIA
  Prerefunded 1/01/10 @ 101
  5.625%, 1/01/29                                 2,000          2,145,520
Mesa State & Highway Rev
  FSA Prerefunded 7/01/14 @ 100
  5.125%, 7/01/23                                 4,255          4,594,124
Phoenix Civic Impt Corp. Transit Excise
  Tax Rev Light Rail Proj AMBAC
  5.00%, 7/01/10-7/01/11                         10,375         10,976,476
Phoenix Civic Impt Corp. Wtr Sys Rev
  Jr Lien MBIA
  5.00%, 7/01/14                                  5,000          5,347,700
Pima Cnty IDA
  Horizon Cmnty Learning Center
  4.45%, 6/01/14                                  2,500          2,413,825
Salt River Agricultural Impt & Pwr Dist
  Pwr Distribution Elec Sys
  Rev Ref Salt River Proj. Ser A
  5.00%, 1/01/09-1/01/10                         12,485         13,033,656
Vistancia CFD
  4.25%, 7/15/06                                    375            375,011
  4.75%, 7/15/07                                    300            300,015
  5.00%, 7/15/08                                    400            400,140
  5.30%, 7/15/09                                    500            502,795
  5.55%, 7/15/10                                    500            505,150
Watson Road CFD Spl Assmt Rev
  4.85%, 7/01/10                                  1,210          1,202,304
                                                            --------------
                                                                56,158,609
                                                            --------------


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 31


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Arkansas-0.0%
Hot Springs Sales & Use Tax
  Ref & Impt
  4.125%, 7/01/12                               $   115     $      115,000
                                                            --------------
California-6.8%
California Dept of Wtr Res Pwr Supply Rev
  Ser A
  5.25%, 5/01/10                                  3,730          3,955,292
  Ser A MBIA
  5.25%, 5/01/09                                 32,445         34,026,369
  5.50%, 5/01/10                                  7,115          7,611,485
California Econ Rec Bds
  Ser A
  5.00%, 7/01/07                                  2,760          2,809,294
  5.25%, 1/01/10-1/01/11                         21,345         22,635,474
  Ser A MBIA
  5.00%, 7/01/11                                  3,665          3,896,995
California State
  GO
  5.00%, 3/01/08-3/01/13                         31,405         33,024,247
  5.25%, 3/01/10                                  3,115          3,284,331
  6.00%, 2/01/11                                 15,760         17,280,840
  6.10%, 10/01/08                                 8,765          9,260,748
California State Dept Wtr Res
  Ser A
  5.50%, 5/01/09                                  8,615          9,050,919
California State Dept Wtr Res Pwr Supply
  Ser A
  5.50%, 5/01/08                                 24,025         24,913,444
California Statewide Cmnty Dev Auth Rev
  Kaiser Permanente Ser E
  3.875%, 4/01/32                                 6,630          6,551,501
  Kaiser Permanente Ser F
  2.30%, 4/01/33                                 12,675         12,495,142
Fremont Uni Sch Dist Alameda Cnty
  Election 2002 Ser B FSA
  5.00%, 8/01/27                                  1,000          1,045,420
Fresno Uni Sch Dist
  Ref Ser A MBIA
  6.00%, 2/01/20                                  3,255          3,845,587
Golden State Tobacco Securitization
  Corp Settlement Rev
  Enhanced Asset Bkd B
  5.375%, 6/01/28                                 2,595          2,763,960
  Enhanced Asset Bkd B FGIC-TCRS
  5.375%, 6/01/28                                19,395         20,657,808
  5.50%, 6/01/33                                  5,000          5,478,700
Los Angeles Dept of Wtr & Pwr
  Sys Ser A SubSer A-2 MBIA
  5.00%, 7/01/20                                  8,140          8,552,698


32 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Los Angeles Uni Sch Dist
  Ser A FSA
  5.25%, 7/01/20                               $  1,785     $    1,908,647
Sacramento City Fin Auth
  Lease Rev Ser B
  5.40%, 11/01/20                                 1,000          1,087,520
Sacramento Mun Util Dist
  Ser G MBIA
  6.50%, 9/01/13                                  1,035          1,166,652
                                                            --------------
                                                               237,303,073
                                                            --------------
Colorado-2.2%
Colorado Dept of Transp Rev AMBAC
  Prerefunded 6/15/10 @ 100.5
  6.00%, 6/15/15                                  3,000          3,277,260
Colorado Dept Transp Rev
  Ref Transp Rev Antic NTS Ser B
  5.00%, 12/15/13                                 9,065          9,690,757
Jefferson Cnty Sch Dist No. R-001
  FSA
  5.00%, 12/15/23-12/15/24                        7,215          7,542,787
Municipal Sub-Dist Wtr Conservancy Dist
  Rev Ser F AMBAC
  6.50%, 12/01/12                                 3,500          3,638,005
PV Wtr & Sanitation Metropolitan Dist
  Cap Appreciation
  Zero Coupon, 12/15/17                          18,975          9,463,402
Regional Transp Dist COP
  Transit Vehicles Ser A Remarketed
  AMBAC
  2.30%, 12/01/22(a)                             36,775         36,204,987
Todd Creek Farms Metropolitan
  Dist No. 1 Wtr Rev Ref & Impt
  4.75%, 12/01/09                                 4,190          4,100,460
Weld Cnty
  Sch Dist No. 6 (Greeley) FSA
  5.25%, 12/01/17                                 2,405          2,584,654
                                                            --------------
                                                                76,502,312
                                                            --------------
Connecticut-1.0%
Connecticut State
  Escrowed to Maturity
  5.50%, 12/01/07                                    10             10,302
  Ser C FGIC
  5.00%, 4/01/09                                 11,700         12,156,885
Connecticut State Hlth & Ed Facs Auth Rev
  Hosp for Spl Care Ser B
  5.125%, 7/01/07                                   730            735,125
Connecticut State Res Recov Auth
  Mid-Connecticut Sys Ser A MBIA
  Prerefunded 11/15/06 @ 102
  5.375%, 11/15/09                                3,495          3,604,743


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 33


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  5.75%, 11/15/07                               $ 2,115     $    2,187,143
  Ser A MBIA
  5.375%, 11/15/10                                5,000          5,151,450
  Unrefunded Balance Mid-Connecticut
  Sys Ser A MBIA
  5.375%, 11/15/09                                1,505          1,550,210
Connecticut State Spl Tax Oblig
  Ser A
  5.25%, 9/01/07                                  1,095          1,119,057
  Ser B
  6.00%, 9/01/06                                  1,500          1,514,820
  6.15%, 9/01/09                                  1,000          1,077,010
Mashantucket Western Pequot Tribe
  Spl Rev Sub Ser B
  5.55%, 9/01/08(b)                               1,700          1,764,141
University of Connecticut
  Ref Student Fee Rev Ser A FGIC
  5.25%, 11/15/17                                 3,065          3,303,549
                                                            --------------
                                                                34,174,435
                                                            --------------
Delaware-0.1%
Delaware Transp Auth Transp Sys Rev
  Senior MBIA
  5.00%, 7/01/11                                  3,680          3,898,555
                                                            --------------
District Of Columbia-0.5%
District of Columbia
  2001 Ser B FSA
  5.50%, 6/01/09                                  2,100          2,209,578
  COP AMBAC
  5.25%, 1/01/08                                  1,000          1,026,150
  Ref Ser B-1 AMBAC
  5.50%, 6/01/08                                  8,510          8,827,678
  Ser A MBIA
  5.50%, 6/01/10                                  1,625          1,730,820
  Ser B FSA
  Escrowed to Maturity
  5.50%, 6/01/09                                    175            184,665
District of Columbia Hsg Fin Agy
  Single-Family FNMA & GNMA
  Mortgage Rev Ser A AMT
  6.25%, 12/01/28                                 1,030          1,036,139
District of Columbia Wtr & Swr
  Auth Pub Util Rev FSA
  6.00%, 10/01/16                                 1,635          1,893,134
                                                            --------------
                                                                16,908,164
                                                            --------------
Florida-7.0%
Baywinds Cmnty Dev Dist
  Ser B
  4.90%, 5/01/12                                  1,500          1,496,250


34 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Beacon Tradeport CDD
  Spl Assmt Industrial Proj Ser B
  7.125%, 5/01/22                              $  2,715     $    2,876,271
Bonita Springs Vasari CDD
  Capital Impt Rev Ser B
  6.20%, 5/01/09                                  1,350          1,358,357
Bonnet Creek Resort CDD
  Spl Assmt
  7.125%, 5/01/12                                 2,000          2,176,780
Broward Cnty
  Ref Ser B
  5.00%, 1/01/09                                  2,585          2,674,338
Broward Cnty Arpt Sys Rev
  Ser E MBIA AMT
  5.25%, 10/01/10                                 2,065          2,147,270
Capital Region CDD
  Capital Impt Ser B
  5.95%, 5/01/06                                    130            130,196
Clearwater Cay CDD
  BANS
  5.375%, 12/01/06                                3,300          3,290,364
Dade Cnty Sch Dist
  Remarketed MBIA
  5.00%, 8/01/12                                  8,060          8,561,413
Double Branch CDD Spl Assmt
  Ser B-1
  5.60%, 5/01/07                                     30             30,046
Dupree Lakes CDD
  5.00%, 11/01/10                                   555            550,860
Florida State Brd of Ed
  Pub Ed Ser A
  5.00%, 6/01/12                                  5,305          5,642,239
  Pub Ed Ser G
  5.25%, 6/01/11                                  2,075          2,221,578
  Ser A
  5.00%, 1/01/13                                 14,745         15,670,249
  Ser B
  5.00%, 1/01/12                                  9,755         10,337,471
  Ser C MBIA
  5.25%, 1/01/11                                  4,600          4,900,886
Florida State Brd of Ed Capital Outlay
  Escrowed to Maturity
  9.125%, 6/01/14                                   150            200,118
  Pub Ed Ser B
  5.00%, 6/01/07                                  1,455          1,478,440
  Unrefunded Balance
  9.125%, 6/01/14                                   990          1,214,780
Florida State Dept of Environmental
  Protection Preservation Rev
  Florida Forever Ser A FGIC
  5.00%, 7/01/18                                  3,435          3,626,948


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 35


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Florida State Tpk Auth
  Rev Ref FSA
  5.00%, 7/01/12                                $ 6,205     $    6,604,168
Gateway Svcs CDD Spl Assmt
  Stoneybrook Proj
  5.50%, 7/01/08                                  1,395          1,400,482
Greyhawk Landing CDD Spl
  Assmt Rev Ser B
  6.25%, 5/01/09                                    435            439,685
Hammock Bay CDD
  Spl Assmt Ser B
  5.375%, 5/01/11                                 6,850          6,859,384
Harbor Bay CDD Capital Impt Rev
  Ser B
  6.35%, 5/01/10                                  1,870          1,904,801
Heritage Harbour South CDD
  Spl Assmt Rev Capital Impt Ser B
  5.40%, 11/01/08                                 1,880          1,867,028
Heritage Isles CDD
  Spl Assmt Ser B
  5.00%, 11/01/09                                   360            358,999
Hillsborough Cnty Sch Brd COP
  Ser A MBIA
  5.00%, 7/01/26                                  3,000          3,125,970
Huntington CDD
  Spl Assmt Ser B
  5.00%, 5/01/09                                  1,430          1,419,518
Lake Ashton II CDD Capital Impt Rev
  Ser B
  4.875%, 11/01/10                                2,000          1,989,500
Live Oak CDD
  No. 001 Spl Assmt Ser B
  5.30%, 5/01/08                                    195            194,764
Live Oak CDD No. 002
  Spl Assmt Ser B
  5.00%, 11/01/09                                 2,230          2,219,697
Meadow Pointe III CDD
  Capital Impts Rev Ser B
  5.00%, 5/01/09                                    850            845,742
Meadow Pointe IV CDD
  Florida Capital Impt Rev Ser B
  5.125%, 11/01/07                                1,215          1,217,552
Meadow Woods CDD
  Spl Assmt Ser B
  5.25%, 5/01/11                                  1,895          1,882,682
Miami Beach Hlth Facs Auth Hosp Rev
  Ref Mount Sinai Medical Center
  6.75%, 11/15/24                                 6,990          7,757,432
Middle Village CDD Spl Assmt
  Ser C
  5.125%, 5/01/09                                 1,060          1,058,972


36 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Midtown Miami CDD
  Spl Assmt Ser A
  6.00%, 5/01/24                                $ 4,300     $    4,571,803
Miromar Lakes CDD Capital Impt Rev
  Ser B
  7.25%, 5/01/12                                  2,245          2,353,546
Montecito Cmnty Dev Dist
  Spl Assmt Ser B
  5.10%, 5/01/13                                  5,610          5,574,376
Monterra CDD
  BANS
  5.00%, 6/01/06                                  4,085          4,086,593
  Spl Assmt Ser B
  5.00%, 11/01/10                                 6,760          6,731,946
Narcoossee CDD Spl Assmt
  Ser B
  5.75%, 5/01/08                                    175            175,600
Orange Cnty Sales Tax Rev
  Ser A FGIC
  5.125%, 1/01/22                                15,620         16,478,163
Orlando Waste Wtr Sys Rev
  Ser A CPI Bd
  4.198%, 10/01/06(a)                             2,165          2,170,369
  4.218%, 10/01/07(a)                             1,790          1,798,717
  Ser A CPI Bd
  Mandatory Put 10/01/07
  4.218%, 10/01/15 (a)                            6,070          6,099,561
Overoaks CDD
  Capital Impt Rev Ser B
  5.125%, 5/01/09                                 3,365          3,376,138
Palm Beach Cnty Solid Waste Auth
  Ser A AMBAC Escrowed to Maturity
  6.00%, 10/01/09                                 4,305          4,611,542
Parkway Center CDD
  Spl Assmt Ref Ser B
  5.625%, 5/01/14                                 5,385          5,445,850
Paseo CDD
  Spl Assmt
  5.00%, 2/01/11                                  2,705          2,712,087
Paseo CDD Capital Impt Rev
  Ser B
  4.875%, 5/01/10                                 5,410          5,334,422
Reunion East CDD
  Spl Assmt Ser B
  5.90%, 11/01/07                                   385            386,351
Saddlebrook CDD
  Spl Assmt Ser B
  6.25%, 5/01/09                                     40             40,700
Sandy Creek CDD
  Spl Assmt Ser B
  5.00%, 11/01/10                                 1,920          1,911,245


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 37


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Sarasota Cnty Util Sys Rev
  Ref Ser C FGIC
  5.25%, 10/01/21                               $ 2,000     $    2,132,220
Seven Oaks CDD II
  Spl Assmt Rev Ser B
  5.00%, 5/01/09                                  3,200          3,197,088
Shingle Creek
  BANS
  5.125%, 8/01/06                                 3,860          3,862,779
South Bay CDD Capital Impt Rev
  Ser B-1
  5.125%, 11/01/09                                1,175          1,176,810
  Ser B-2
  5.375%, 5/01/13                                 2,900          2,926,274
Stoneybrook CDD
  Capital Impt Rev Ser B
  5.70%, 5/01/08                                    110            110,079
Sunrise Util Sys Rev
  AMBAC
  5.50%, 10/01/13                                 2,445          2,658,864
Tampa Hillsborough Cnty Express
  Parkway AMBAC
  5.00%, 7/01/12                                  8,575          9,126,630
Tampa Occupational License Tax
  Ref Ser A FGIC
  5.375%, 10/01/17-10/01/18                       8,110          8,732,118
Tampa Wtr & Swr Rev
  Ref Ser A
  5.25%, 10/01/18                                 1,160          1,243,114
Tern Bay CDD Capital Impt Rev
  Ser B
  5.00%, 5/01/15                                  2,665          2,665,000
The Quarry CDD Spl Assmt
  Ser A-2
  5.25%, 5/01/36                                 10,000          9,994,100
Venetian CDD
  Capital Impt Ser B
  5.95%, 5/01/12                                  1,500          1,550,955
Verano Ctr Cmnty Dev Dist
  Cmnty Infrastructure Proj Ser B
  5.00%, 11/01/13                                 3,300          3,281,520
Villages of Westport CDD Capital Impt Rev
  Ser A
  5.125%, 5/01/15                                 2,735          2,721,188
Vizcaya CDD
  Spl Assmt
  5.90%, 5/01/07                                     95             95,165
Waterchase CDD
  Capital Impt Rev Ser B
  5.90%, 5/01/08                                    130            129,975


38 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Westchester CDD No.1
  Spl Assmt
  6.00%, 5/01/23                                $ 5,000     $    5,175,500
                                                            --------------
                                                               246,369,618
                                                            --------------
Georgia-1.0%
Cobb Cnty Dev Auth SWDR
  Georgia Waste Mgmt Proj Ser A
  3.10%, 4/01/33(a)                               1,895          1,879,347
Georgia State
  Ser A
  6.25%, 4/01/08                                  2,600          2,734,160
  Ser B
  6.00%, 3/01/12                                  1,000          1,119,280
  Ser C
  6.25%, 8/01/10                                  1,490          1,645,392
  Ser D
  6.70%, 8/01/08                                  1,770          1,892,714
Metropolitan Atlanta Rapid Transit Auth
  Ref Third Indenture Ser A
  5.00%, 7/01/13                                  9,790         10,437,511
  Sales Tax Rev Second Indenture
  Ser B MBIA
  5.10%, 7/01/20                                 11,000         11,460,020
Metropolitan Atlanta Rapid Transit
  Auth Sales Tax Rev
  Ref Third Indenture Ser A FGIC
  5.00%, 7/01/12                                  1,700          1,808,375
Municipal Elec Auth
  Unrefunded Balance Combustion
  Turbine Proj Ser A MBIA
  5.25%, 11/01/21                                 3,000          3,198,510
                                                            --------------
                                                                36,175,309
                                                            --------------
Guam-0.3%
Guam Government Wtrworks Auth
  5.18%, 7/01/15                                  7,765          8,065,971
Guam Government Wtrwrks Auth
  Wtr & Wastewtr Sys Rev
  5.00%, 7/01/10-7/01/13                          3,385          3,427,722
                                                            --------------
                                                                11,493,693
                                                            --------------
Hawaii-3.3%
Hawaii State
  Ref Ser DG AMBAC
  5.00%, 7/01/11-7/01/14                         95,550        101,749,594
  Ser CN FGIC
  Escrowed To Maturity
  6.00%, 3/01/09                                    105            111,800
  Ser CX FSA
  Prerefunded 2/01/12 @ 100
  5.50%, 2/01/17-2/01/21                          5,480          5,928,971


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 39


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Unrefunded Balance Ser CN FGIC
  6.00%, 3/01/09                                $ 2,560     $    2,722,867
  Unrefunded Balance Ser CX FSA
  5.50%, 2/01/17                                  4,055          4,365,005
                                                            --------------
                                                               114,878,237
                                                            --------------
Illinois-4.3%
Bolingbrook Sales Tax Rev
  5.75%, 1/01/15                                  4,000          3,595,200
Chicago
  GO FGIC
  Escrowed to Maturity
  5.50%, 1/01/07                                  4,775          4,842,041
  Kingsbury Redev Proj Ser A
  6.57%, 2/15/13                                  2,000          2,063,080
  Ref Ser A FSA
  5.00%, 1/01/12                                  5,760          6,085,670
  Ser A FGIC
  Prerefunded 7/01/10 @ 101
  6.75%, 1/01/35                                  2,210          2,485,410
Chicago Brd of Ed
  Lease Certificates Ser A MBIA
  6.25%, 1/01/11                                  1,760          1,945,275
Chicago Hsg Auth Capital Program Rev
  5.00%, 7/01/07                                  3,100          3,145,167
Chicago O'Hare Int'l Arpt Rev
  General Arpt Second Lien Ser A AMBAC
  Escrowed to Maturity
  6.00%, 1/01/07                                  4,250          4,320,295
  Second Lien-Ser C MBIA
  5.00%, 1/01/10                                  1,890          1,969,588
  5.75%, 1/01/09                                  1,675          1,764,897
  Unrefunded General Arpt Second
  Lien Ser A AMBAC
  6.00%, 1/01/07                                  1,860          1,890,504
Chicago Park Dist Harbor Facs Rev
  Prerefunded 1/01/11 @ 100
  5.875%, 1/01/13-1/01/15                         5,735          6,241,056
Chicago Pub Bldg Commission Bldg Rev
  Chicago Transit Auth AMBAC
  5.00%, 3/01/09                                  1,180          1,221,194
  5.25%, 3/01/21                                  4,000          4,254,280
Chicago Pub Bldg Commission Rev
  Chicago Park Dist Ser A FGIC
  5.375%, 1/01/13                                 2,510          2,635,073
Chicago SFMR
  Ser A FNMA GNMA
  6.35%, 10/01/30                                   145            150,527
Chicago Transit Auth Capital Grant
  Receipts Rev
  Federal Transit Administration
  Section 5307 Ser A AMBAC
  5.25%, 6/01/10                                  4,570          4,829,485


40 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Federal Transit Administration
  Section 5307 Ser B AMBAC
  5.00%, 6/01/09                                $ 2,000     $    2,075,460
Cook Cnty
  MBIA Escrowed to Maturity
  7.25%, 11/01/07                                   690            707,623
Du Page Cnty
  Jail Proj
  5.60%, 1/01/21                                  6,735          7,515,519
  Stormwater Proj
  5.60%, 1/01/21                                  1,920          2,142,509
  Wtr Commission Ref
  5.25%, 3/01/09-3/01/10                         11,910         12,477,809
Illinois Dev Fin Auth
  Adventist Hlth Sys Ser B CPI Bd MBIA
  2.10%, 1/01/19(a)                               5,730          6,337,437
Illinois Ed Facs Auth Rev
  Loyola Univ Chicago Ser A
  Escrowed to Maturity
  7.00%, 7/01/07                                  1,000          1,023,660
Illinois State Dedicated Tax Rev Civic Ctr
  AMBAC
  6.25%, 12/15/20                                 3,135          3,666,226
Illinois State GO
  AMBAC
  5.00%, 4/01/11                                  1,470          1,552,893
  First Ser MBIA
  5.25%, 4/01/11-10/01/21                         8,140          8,689,180
  Prerefunded 12/01/10 @ 100
  5.75%, 12/01/13                                 2,390          2,596,568
  FSA
  5.00%, 9/01/14                                  5,550          5,922,239
  Ref First Ser FSA
  5.25%, 4/01/09                                  1,045          1,090,729
  Ser B MBIA IBC
  5.00%, 3/01/15                                  5,000          5,304,500
Illinois State Sales Tax Rev
  Ser Q
  6.00%, 6/15/12                                  3,225          3,504,253
  Ser U
  5.00%, 6/15/09                                  1,150          1,153,887
Illinois State Unemployment Insurance
  Fund Bldg Recepts Rev
  Ser A FSA
  5.00%, 12/15/07                                 3,810          3,897,363
McLean Cnty Pub Bldg Commission
  7.25%, 11/01/07                                 2,000          2,109,920
Metropolitan Pier & Exposition Auth
  Dedicated State Tax Rev McCormick
  Place Ser A MBIA
  5.25%, 6/15/09                                  7,000          7,319,410


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 41


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Pingree Grove Spl Svc Area No. 1
  CamBrdg Lakes Proj Ser 05-1
  5.25%, 3/01/15                                $ 3,101     $    3,090,519
Regional Transp Auth
  Ref Ser B FGIC
  5.50%, 6/01/17                                  1,025          1,150,429
  Ser C FGIC
  7.75%, 6/01/20                                  1,005          1,335,826
Sangamon Cnty Sch Dist No. 186
  FGIC
  5.55%, 1/01/08                                  1,465          1,485,554
Springfield Arpt Auth
  Garrett Aviation Svcs Proj
  4.40%, 2/01/08                                  6,100          6,162,464
St. Clair Cnty
  FGIC
  5.625%, 10/01/13                                3,410          3,672,502
University of Illinois COP
  Ser A AMBAC
  Prerefunded 8/15/11 @ 100
  5.50%, 8/15/18                                  2,340          2,534,735
                                                            --------------
                                                               151,957,956
                                                            --------------
Indiana-1.2%
Allen Cnty Juvenile Justice Ctr
  First Mortgage Rev AMBAC
  5.50%, 1/01/18                                  1,575          1,707,521
Dyer Redev Auth Eco Dev Lease
  6.55%, 7/15/20                                  2,720          2,981,147
  6.875%, 7/15/14                                 1,755          1,940,942
Indiana Bd Bank Rev
  Ser B
  5.00%, 2/01/08                                  2,000          2,049,220
Indiana Hlth Fac Fin Auth Rev
  Ascension Hlth Subordinated
  Credit Ser A
  5.00%, 5/01/07                                  3,335          3,380,423
Indiana State Fin Auth Rev
  St Revolving PG Ser A
  5.00%, 2/01/14                                  4,255          4,532,256
Indiana State Transp Fin Auth
  Arpt Facs Lease Rev
  Ser A AMBAC
  6.00%, 11/01/09                                 1,370          1,476,874
Indianapolis Gas Util Rev
  Ref Distribution Sys Ser A AMBAC
  5.75%, 8/15/08                                  2,275          2,376,260
Indianapolis Local Pub Impt Bd Bank
  Ser B
  5.00%, 2/01/10                                  1,020          1,044,908
  6.00%, 1/10/13                                  5,325          5,803,291


42 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Wtrwrks Proj Ser A MBIA
  Prerefunded 7/01/12 @ 100
  5.25%, 7/01/33                               $ 10,655     $   11,474,689
Indianapolis Res Recov Rev
  Ogden Martin Sys Inc. Proj AMBAC
  6.75%, 12/01/08                                 2,750          2,904,440
Ivy Tech State College
  Student Fee Ser G AMBAC
  5.00%, 7/01/08                                  1,000          1,028,500
                                                            --------------
                                                                42,700,471
                                                            --------------
Kansas-0.3%
Kansas State Dept Transp Hwy
  Ref Ser A
  5.00%, 9/01/11                                  5,585          5,937,581
Munimae Trust
  Certificate Class A-5 FHLMC
  4.80%, 7/14/26                                  2,125          2,126,296
Sedgwick & Shawnee Counties
  Single-Family Rev GNMA
  Mortgage-Backed Securities
  Program Ser A-1 AMT
  6.50%, 12/01/22(a)                                475            488,994
Wyandotte Cnty Kansas City
  Unified Government Spl Oblig Rev
  Ref Sales Tax 2nd Lien Area Ser B
  4.75%, 12/01/16                                 1,565          1,580,478
                                                            --------------
                                                                10,133,349
                                                            --------------
Kentucky-0.2%
Kentucky Eco Dev Fin Auth Rev
  Catholic Hlth Initiatives Ser A
  5.375%, 12/01/11                                1,240          1,290,369
Kentucky State Property & Bldg
  Commission
  Proj No. 76 AMBAC Ref
  5.50%, 8/01/20                                  4,000          4,545,880
                                                            --------------
                                                                 5,836,249
                                                            --------------
Louisiana-0.3%
Jefferson Parish Home Mortgage Rev
  FNMA & GNMA Mortgage-Backed
  Securities Ser C-1 AMT
  5.40%, 12/01/24                                   515            523,384
Louisiana Local Government
  Environmental Facs & Cmnty Dev Auth Rev
  Air Cargo
  6.65%, 1/01/25                                    830            876,148
Louisiana State Office Facs
  Corp. Lease Rev
  Capitol Complex Program
  Ser A MBIA
  5.50%, 3/01/11                                  2,000          2,113,940


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 43


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
New Orleans
  Ref MBIA
  5.25%, 12/01/20                               $ 5,845     $    6,152,155
Terrebonne Parish Wtrwrks
  Dist No. 001 Wtr Rev
  Wtr Rev Ser A AMBAC
  5.25%, 11/01/23                                 2,000          2,133,480
                                                            --------------
                                                                11,799,107
                                                            --------------
Maryland-3.1%
Maryland State
  Ref
  5.00%, 2/01/10                                 15,425         16,177,740
  Ref State & Local Facs Loan-1st Ser B
  5.25%, 2/15/12                                 50,285         54,273,103
  State & Local Facs Loan First Ser
  5.00%, 8/01/11                                 11,360         12,078,179
Montgomery Cnty
  Pub Impt Ser A
  5.00%, 2/01/16                                  2,965          3,171,334
Tax Exempt Mun Infra Impt Trust
  Certificates Ser 2004A Class A
  3.80%, 5/01/08(b)                              18,950         18,759,932
  Certificates Ser 2004C Class A
  4.05%, 11/01/08(b)                              5,647          5,485,722
                                                            --------------
                                                               109,946,010
                                                            --------------
Massachusetts-6.6%
Haverhill
  GO FGIC
  6.00%, 6/15/08                                  1,095          1,136,533
Massachusetts Bay Transp Auth
  Ref Ser A MBIA
  7.00%, 3/01/10                                  9,615         10,732,648
  Sales Tax Rev Ref Senior Ser B
  5.00%, 7/01/11                                  2,385          2,521,994
  Sales Tax Rev Ser A
  Prerefunded 7/01/12 @ 100
  5.25%, 7/01/20                                  3,600          3,856,320
  Ser A
  5.50%, 3/01/12                                  3,780          4,020,068
  5.75%, 3/01/10                                  2,255          2,415,646
Massachusetts Port Auth Rev
  Ser B FSA
  5.50%, 7/01/09                                  1,780          1,861,898
Massachusetts State
  Consolidated Loan Ser A
  5.00%, 8/01/12                                  9,640         10,223,027
  6.00%, 2/01/10                                  6,315          6,813,885
  Consolidated Loan Ser B
  5.00%, 8/01/12                                 17,400         18,452,352
  Prerefunded 6/01/10 @ 100
  5.70%, 6/01/19                                  3,480          3,749,804


44 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Consolidated Loan Ser C
  Prerefunded 8/01/08 @ 101
  5.25%, 12/01/08-8/01/11                      $  8,070     $    8,396,756
  5.50%, 12/01/11                                 2,060          2,232,237
  Consolidated Loan Ser C FGIC
  5.50%, 11/01/13-11/01/14                       35,860         39,549,915
  Consolidated Loan Ser D
  Prerefunded 8/01/12 @ 100
  5.375%, 8/01/22                                   110            118,688
  Consolidated Loan Ser D MBIA
  Prerefunded 8/01/12 @ 100
  5.375%, 8/01/22                                 2,495          2,692,055
  Consolidated Loan Ser E
  5.50%, 1/01/09                                  3,890          4,066,412
  Ref Ser A
  5.25%, 1/01/09                                  4,685          4,867,247
  5.50%, 1/01/10                                 14,010         14,852,001
  Ref Ser A MBIA
  5.50%, 2/01/10-2/01/11                         36,215         38,590,845
  Ser A
  5.50%, 1/01/11                                  1,255          1,347,217
  Wtr Poll Abatement Ser B
  Escrowed to Maturity
  5.25%, 8/01/14                                    950          1,034,712
Massachusetts State Consolidated Loan
  Ser C
  Prerefunded 12/01/11 @ 100
  5.375%, 12/01/18                               11,870         12,769,034
  Prerefunded 10/01/10 @ 100
  5.75%, 10/01/14                                 3,325          3,595,954
Massachusetts State Hlth & Ed Facs
  Auth Rev Harvard Univ Ser N
  6.25%, 4/01/20                                  2,820          3,443,671
  New England Med Ctr Hosp Ser H FGIC
  5.00%, 5/15/07-5/15/08                          2,000          2,039,510
Massachusetts Wtr Poll Abatement Trust
  New Bedford Program Ser A
  5.125%, 2/01/16                                 3,460          3,621,063
  Pool Program Bds Ser 7
  5.25%, 2/01/10                                  2,200          2,320,384
  Ser B
  5.25%, 8/01/14                                     55             60,067
Route 3 North Transport Impt Associates
  Lease Rev MBIA
  Prerefunded 6/15/10 @ 100
  5.375%, 6/15/22                                 1,145          1,218,360
University of Massachusetts Bldg Auth
  Ref Senior Ser 2 AMBAC
  5.00%, 11/01/18                                18,690         19,827,660
                                                            --------------
                                                               232,427,963
                                                            --------------


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 45


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Michigan-2.1%
Berkley City Sch Dist
  FGIC
  7.00%, 1/01/08                                $ 1,000     $    1,056,560
Detroit City Sch Dist
  Sch Bldg & Site Impt Ser A FGIC Q-SBLF
  Prerefunded 5/01/13 @ 100
  5.00%, 5/01/32                                  1,295          1,378,152
  Ser A AMBAC
  6.50%, 5/01/10                                  1,065          1,174,620
Detroit Sewage Disposal Rev
  Ser A
  Prerefunded 1/01/10 @ 101
  6.00%, 7/01/29                                  3,105          3,365,510
  Ser B MBIA
  6.00%, 7/01/10                                  2,510          2,729,274
Detroit Wtr Supply Sys Rev
  Senior Lien Ser A FGIC
  Prerefunded 1/01/10 @ 101
  5.875%, 7/01/22                                 3,475          3,764,190
Grand Rapids Wtr Supply Sys Rev
  FGIC
  5.75%, 1/01/12                                  2,100          2,277,828
Lansing Cmnty College
  FGIC
  5.50%, 5/01/16                                  3,515          3,834,232
Michigan Mun Bd Auth Rev
  Clean Wtr State Revolving Fund
  5.25%, 10/01/19                                 4,500          4,802,760
  5.375%, 10/01/21                                4,325          4,682,461
  Prerefunded 10/01/09 @ 101
  5.625%, 10/01/11                                1,270          1,362,659
  Prerefunded 10/01/09 @ 101
  5.75%, 10/01/14                                 3,745          4,033,440
  Ref Sch Loan Ser A
  5.25%, 12/01/10                                 5,215          5,546,048
Michigan Pub Pwr Agy
  Ref Belle River Proj Ser A MBIA
  5.25%, 1/01/10                                  9,065          9,550,884
Michigan State Comprehensive Transp
  Ser B FSA
  5.00%, 5/15/07                                  1,000          1,015,300
Michigan State COP
  New Ctr Dev Inc. MBIA
  5.375%, 9/01/19                                 4,775          5,134,367
Michigan State Trunk Line
  Ref Ser B FSA
  5.00%, 9/01/11                                  5,000          5,295,550
  Ser A FSA
  Prerefunded 11/01/11 @ 100
  5.50%, 11/01/18                                 1,110          1,196,991


46 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Midland Cnty Eco Dev Corp.
  PCR Ser A AMT
  6.875%, 7/23/09                               $ 4,280     $    4,307,306
Walled Lake Consolidated Sch Dist
  MBIA
  6.00%, 5/01/07                                  2,000          2,050,400
  Q-SBLF
  5.75%, 5/01/13                                  2,000          2,152,040
Wayne Cnty Cmnty College
  Cmnty College Impt FGIC
  5.00%, 7/01/08                                  1,925          1,983,212
                                                            --------------
                                                                72,693,784
                                                            --------------
Minnesota-0.5%
Minneapolis Healthcare Sys Rev
  Fairview Hlth Svcs Ser B MBIA
  4.50%, 5/15/06                                  1,895          1,896,421
Minnesota Pub Facs Auth Wtr PCR
  Ref Ser D
  5.00%, 3/01/11                                  5,045          5,338,922
Minnesota State
  5.00%, 8/01/10                                  1,490          1,570,296
Minnesota State Hsg Fin Agy
  Residential Hsg Ser L-2
  2.35%, 1/01/31                                  2,420          2,397,518
Minnesota State Mun Pwr Agy Elec Rev
  4.50%, 10/01/12                                 2,395          2,457,318
Saint Paul Hsg & Redev Auth Hosp Rev
  Healtheast Proj
  5.15%, 11/15/20                                 2,770          2,832,574
  5.75%, 11/15/21                                 1,750          1,866,760
                                                            --------------
                                                                18,359,809
                                                            --------------
Missouri-0.3%
Jackson Cnty Pub Bldg Corp. Leasehold Rev
  Capital Impts Proj
  5.00%, 12/01/25                                 1,955          2,020,082
Missouri State Hsg Dev Commission
  FNMA & GNMA Mortgage Rev
  Single-Family Ser B-2 AMT
  6.40%, 9/01/29                                    480            492,475
Missouri State Regional Convention
  & Sports Complex Auth
  Ref Convention & Sports Fac
  Proj Ser A-1 AMBAC
  5.00%, 8/15/09                                  2,000          2,083,940
Saint Louis Arpt Rev
  Arpt Dev Program Ser A MBIA
  Prerefunded 7/01/11 @ 100
  5.625%, 7/01/18-7/01/19                         4,895          5,334,865
                                                            --------------
                                                                 9,931,362
                                                            --------------


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 47


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Nebraska-0.3%
Nebraska Pub Pwr Dist Rev
  General Ser B MBIA
  5.00%, 1/01/11                               $ 10,755     $   11,342,653
                                                            --------------
Nevada-2.2%
Clark Cnty
  Ref Transp Ser A FSA
  5.00%, 6/01/12                                  8,695          9,223,308
  Ref Transp Ser B FSA
  5.00%, 6/01/12                                  6,955          7,377,586
  Ser A AMBAC
  6.50%, 6/01/17                                  1,760          2,103,587
  Spl Impt Dist No. 142
  5.00%, 8/01/10                                  3,485          3,472,036
  5.30%, 8/01/11                                  1,605          1,609,719
Clark Cnty Impt Dist
  Summerlin No. 151
  3.50%, 8/01/07                                    845            839,778
  3.95%, 8/01/09                                    470            462,936
  4.40%, 8/01/12                                    180            177,258
Clark Cnty PCR
  Southern California Ser C
  3.25%, 6/01/31(a)                               1,175          1,138,140
Clark Cnty Sch Dist
  Ref FSA
  5.50%, 6/15/12                                 13,425         14,611,501
  Ref Ser A FGIC
  5.25%, 6/15/14                                  5,505          5,981,458
  Ser C FSA
  5.25%, 6/15/13                                  8,800          9,509,808
Henderson Local Impt Dist
  No. T-14
  4.35%, 3/01/09                                  2,210          2,205,735
  No. T-16
  4.75%, 3/01/13                                  1,000            990,490
Las Vegas Spl Impt Dist
  No. 607 Local Impt Bds
  4.30%, 6/01/08                                  1,655          1,650,879
  5.15%, 6/01/11                                  2,055          2,071,954
  No. 808 Summerlin Area Local Impt Bds
  5.50%, 6/01/07                                  1,020          1,038,095
North Las Vegas
  Local Impt Dist No. 60 Aliante
  5.00%, 12/01/09                                   990          1,021,581
North Las Vegas Local Impt
  Dist No. 60 Aliante
  4.65%, 12/01/08                                 1,900          1,947,101
  Dist No. 60 Aliante
  4.25%, 12/01/07                                 1,650          1,668,876


48 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Washoe Cnty Sch Dist
  FGIC
  Prerefunded 12/01/08 @ 100
  5.25%, 6/01/14                                $ 1,555     $    1,620,559
  Ref FSA
  5.00%, 8/01/07                                  5,775          5,878,950
                                                            --------------
                                                                76,601,335
                                                            --------------
New Hampshire-0.4%
Manchester Hsg & Redev Auth Rev
  Ser A ACA
  6.75%, 1/01/13-1/01/15                          6,155          6,677,569
New Hampshire Hlth & Ed Facs Fin Auth
  Univ Sys of AMBAC
  5.375%, 7/01/20                                 7,090          7,632,952
                                                            --------------
                                                                14,310,521
                                                            --------------
New Jersey-6.7%
Garden State Preservation Trust Open
  Space & Farmland
  Ser 05A FSA
  5.80%, 11/01/17                                 2,325          2,635,248
Jersey City
  Ser A
  6.00%, 10/01/07                                 2,620          2,710,731
New Jersey Eco Dev Auth
  Cigarette Tax Rev FGIC
  5.00%, 6/15/09                                  3,655          3,791,149
New Jersey Eco Dev Auth Market
  Transition Facs Rev Senior Lien
  Ser A MBIA
  5.00%, 7/01/09                                  3,790          3,944,746
New Jersey Eco Dev Auth Market
  Transition Fac Rev
  Senior Lien Ser A MBIA
  5.00%, 7/01/11                                 11,705         12,354,510
New Jersey Eco Dev Auth Rev
  Cigarette Tax FGIC
  5.00%, 6/15/10-6/15/11                         17,115         17,949,898
  Cigarette Tax FSA
  5.00%, 6/15/09-6/15/10                          6,070          6,329,402
  Prerefunded Sch Facs Constr Ser C MBIA
  Escrowed to Maturity
  5.00%, 6/15/09                                    245            254,876
  Sch Facs Constr Ser C MBIA
  Prerefunded 6/15/12 @ 100
  5.00%, 6/15/09-6/15/15                          7,330          7,716,900
  Sch Facs Constr Ser G MBIA
  5.00%, 9/01/13                                 20,445         21,797,437
  Sch Facs Constr Ser I FGIC
  5.00%, 9/01/21                                  5,540          5,940,154


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 49


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
New Jersey Environmental Infra Trust
  WasteWtr Treatment AMBAC
  5.00%, 3/01/08                                $ 1,000     $    1,025,160
New Jersey Healthcare Facs Fin Auth Rev
  Jersey City Med Ctr AMBAC FHA
  4.80%, 8/01/21                                    640            646,445
New Jersey State
  GO
  5.50%, 2/01/10                                  1,110          1,179,320
  Ref Ser N AMBAC
  5.25%, 7/15/11                                  6,000          6,429,960
New Jersey State COP
  Equipment Lease Purchase Ser A
  5.00%, 6/15/07(c)                               9,135          9,274,126
New Jersey State Transp Trust Fund Auth
  Ser B MBIA
  5.25%, 12/15/14                                 5,000          5,420,500
  Ser C AMBAC
  5.25%, 12/15/08                                11,960         12,439,955
  Transp Sys Ser A AMBAC
  5.50%, 12/15/13                                 7,290          8,002,597
  Transp Sys Ser A MBIA
  5.25%, 12/15/11-12/15/13                       35,835         38,594,395
  Transp Sys Ser B MBIA
  5.00%, 12/15/21                                 3,000          3,187,350
  5.25%, 12/15/13                                11,240         12,154,262
  Transp Sys Ser C
  Prerefunded 6/15/13 @ 100
  5.50%, 6/15/21                                  3,275          3,594,313
  Transp Sys Ser C FSA
  5.50%, 12/15/10-12/15/11                       12,640         13,655,170
  5.75%, 12/15/12                                 5,000          5,533,850
New Jersey State Turnpike Auth Rev
  Ser A AMBAC
  3.15%, 1/01/35                                  9,495          9,249,839
  Ser A MBIA
  5.50%, 1/01/09                                  1,210          1,267,765
  Unrefunded Balance Ser A MBIA
  5.75%, 1/01/10                                  2,300          2,463,921
  6.00%, 1/01/11                                 14,175         15,559,897
                                                            --------------
                                                               235,103,876
                                                            --------------
New Mexico-0.0%
New Mexico State Hwy Commission Rev
  Sub Lien-Tax Ser B AMBAC
  Escrowed to Maturity
  5.00%, 6/15/09                                  1,185          1,229,141
                                                            --------------
New York-9.6%
Long Island Pwr Auth Elec Sys Rev
  Ser A
  5.00%, 6/01/07-6/01/08                         13,115         13,361,116


50 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Ser B
  5.00%, 6/01/06                               $ 18,535     $   18,574,850
MTA Commuter Facs Rev
  Ser C-2 FGIC Escrowed to Maturity
  6.00%, 7/01/07                                  2,030          2,089,621
MTA Dedicated Tax Fund
  Ser A FGIC
  Prerefunded 10/01/15 @ 100
  5.00%, 4/01/23                                  2,835          3,057,009
New York City
  Ser B
  5.00%, 8/01/10                                 14,235         14,874,578
  5.25%, 8/01/09                                  8,500          8,880,800
  Ser D FGIC
  6.00%, 8/01/08                                  2,095          2,202,117
  Ser G
  5.00%, 8/01/09-8/01/12                         32,185         33,842,926
  Ser H
  5.00%, 8/01/11                                  3,330          3,502,694
  Ser I
  5.00%, 8/01/09                                  3,735          3,873,456
  5.875%, 3/15/13                                   100            101,738
  6.25%, 4/15/06                                  3,660          3,662,818
  Ser N
  5.00%, 8/01/12                                  2,020          2,129,444
New York City GO
  Ser I
  5.00%, 8/01/10                                  4,520          4,723,084
New York City TFA
  Future Tax Secured Ser B
  5.00%, 8/01/11                                  4,900          5,200,076
  Ser A-1
  4.50%, 11/01/06                                 4,755          4,782,674
  Ser C
  5.00%, 2/15/10                                  7,890          8,264,223
  Ser D MBIA
  5.25%, 2/01/20                                  2,360          2,518,498
  Ser E
  5.00%, 2/01/10                                  3,775          3,952,349
  Ser E MBIA
  5.25%, 2/01/21-2/01/22                          7,445          7,931,382
  SubSer D-1
  5.00%, 11/01/08                                20,570         21,281,105
  Tax Secured Ref Ser B
  5.25%, 2/01/29(a)                               1,140          1,206,998
New York State Dorm Auth
  City Univ Ser A
  5.75%, 7/01/07-7/01/13                          2,280          2,412,934
  Hlth Facs Ser 1 FSA
  5.125%, 1/15/13                                 2,085          2,173,592
  Mental Hlth Ser D MBIA
  5.25%, 2/15/13                                  1,195          1,244,927


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 51


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  New York Univ Ser A MBIA
  6.00%, 7/01/18                                $ 2,865     $    3,366,404
  Sch Dist Rev Fin Ser E MBIA
  5.50%, 10/01/08                                 3,820          3,992,206
New York State Dorm Auth Rev
  Mental Hlth Facs Impt Ser B
  5.00%, 2/15/10                                  2,160          2,247,437
New York State Twy Auth
  Second Gen Hwy and Brdg
  Trust Fund Ser B FSA
  5.00%, 4/01/14                                 28,065         29,987,733
  State Personal Income Tax
  Rev Ser 2005 A FSA
  5.00%, 3/15/18                                  7,860          8,348,735
New York State Twy Auth Hwy
  & Brdg Trust Fund
  Ref Ser C MBIA
  5.25%, 4/01/11                                 15,310         16,367,615
  Second General Ser B FSA
  5.00%, 4/01/08-4/01/10                         18,825         19,573,580
  Ser A MBIA
  5.00%, 4/01/09-4/01/21                         18,745         19,528,316
New York State Twy Auth Svc Contract Rev
  Local Hwy & Brdg Ser A
  5.00%, 3/15/08                                  7,570          7,754,254
New York State Urban Dev Corp.
  Correctional & Youth Facs Svc Contract
  Ser A
  5.00%, 1/01/27                                  3,020          3,111,657
Tobacco Settlement Fin Corp.
  New York Tobacco Asset-Backed
  Bds Ser A-1
  5.00%, 6/01/08                                  7,240          7,413,326
  Tobacco Asset- Backed Bds Ser A-1
  5.25%, 6/01/12                                  8,650          8,673,355
  Tobacco Settlement Asset-Backed
  Ser A-1
  5.00%, 6/01/11                                 11,270         11,297,048
  Tobacco Settlement Asset-Backed
  Ser C-1
  5.50%, 6/01/14                                 16,540         17,337,724
                                                            --------------
                                                               334,844,399
                                                            --------------
North Carolina-2.3%
Charlotte COP
  Equipment Acquisition Proj Ser B
  5.00%, 3/01/09                                  5,000          5,178,750
North Carolina Eastern Mun
  Pwr Agy Pwr Sys
  Rev Ser B ACA
  6.125%, 1/01/09                                 2,105          2,225,406


52 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
North Carolina Eastern Mun
  Pwr Agy Pwr Sys Rev
  Ref Ser A
  5.50%, 1/01/11                                $ 3,645     $    3,870,589
  Ref Ser C
  5.25%, 1/01/11                                  2,765          2,906,596
  Ser A
  Prerefunded 1/01/22 @ 100
  6.00%, 1/01/26                                  1,720          2,036,532
  Ser B
  5.70%, 1/01/17                                  1,880          1,975,147
  6.125%, 1/01/09                                 3,910          4,119,068
  Ser D
  6.45%, 1/01/14                                    630            684,829
North Carolina Infra Fin Corp. COP
  Capital Impt Ser A
  5.00%, 2/01/13                                  4,295          4,554,246
North Carolina Mun Pwr Agy No. 1
  Catawba Elec Rev
  Escrowed to Maturity
  5.50%, 1/01/13                                  4,170          4,512,982
  Catawba Elec Rev Ser A
  5.50%, 1/01/12-1/01/13                         13,680         14,564,262
North Carolina State
  Pub Impt Ser A
  5.25%, 3/01/13                                  5,000          5,420,750
  5.50%, 3/01/11                                 18,510         20,017,454
  Pub Impt Ser B
  5.00%, 4/01/13                                  6,635          7,098,654
                                                            --------------
                                                                79,165,265
                                                            --------------
Ohio-2.8%
Beachwood City Sch Dist
  Ref & Impt
  5.50%, 12/01/21                                 2,160          2,346,257
Cuyahoga Cnty Hosp Facs Rev
  Canton Inc. Proj
  6.75%, 1/01/10                                  1,725          1,807,507
Hamilton Cnty Sales Tax
  Sub Ser B AMBAC
  5.75%, 12/01/12-12/01/13                        6,455          6,999,767
Hilliard Sch Dist
  Ref Sch Constr MBIA
  5.00%, 12/01/25                                 2,810          2,954,855
Montgomery Cnty Hosp Rev
  Grandview Hosp & Med Ctr
  Escrowed to Maturity
  5.40%, 12/01/09                                 1,145          1,210,929
  Prerefunded 12/01/09 @ 100
  5.50%, 12/01/10                                 2,100          2,228,016
  Prerefunded 12/01/09 @ 100
  5.60%, 12/01/11                                 1,000          1,064,350


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 53


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Ohio State
  Cmnty Schs Ser A
  5.00%, 3/15/10                                $ 2,345     $    2,455,872
  Common Schs Ser B
  5.00%, 9/15/11                                  1,785          1,893,028
  Hgr Ed Capital Facs
  Ser II-A AMBAC
  5.00%, 8/01/11                                 16,500         17,502,210
  Hgr Ed Ser B
  5.00%, 2/01/11                                  1,935          2,043,321
  Hwy Cap Impt Ser H
  5.00%, 5/01/11                                  2,960          3,130,792
  Hwy Cap Impt Ser I
  5.00%, 5/01/14                                  5,000          5,341,900
Ohio State Bldg Auth
  Adult Correctional Bldg Fund B
  5.00%, 4/01/12                                  5,000          5,302,150
  State Facs Administration Bldg
  Fund Ref Proj B FSA
  5.25%, 10/01/08                                 5,430          5,644,105
  State Facs Administration Bldg
  Proj Ser A FSA
  5.00%, 4/01/10                                  1,240          1,301,616
  Workers Compensation Facs
  Ser A FGIC
  5.00%, 4/01/08-4/01/12                         12,520         13,140,705
Ohio State Wtr Dev Auth PCR
  5.25%, 6/01/17-12/01/17                        10,350         11,160,405
  Water Quality Loan Fund
  5.00%, 6/01/13                                  5,760          6,152,026
Port Auth Columbiana Cnty Solid
  Waste Facs Rev
  Liberty Waste Trans LLC
  Proj Ser A AMT
  7.00%, 8/01/21                                  4,735          4,713,692
                                                            --------------
                                                                98,393,503
                                                            --------------
Oklahoma-2.3%
McGee-Creek Auth Wtr Rev
  MBIA
  6.00%, 1/01/23                                  3,980          4,644,978
Oklahoma City Arpt Trust
  Junior Lien-27th Ser-Ser B FSA
  5.50%, 7/01/07                                  1,065          1,087,812
Oklahoma Dev Fin Auth Rev
  Hillcrest Healthcare Sys Ser A
  Escrowed to Maturity
  5.00%, 8/15/09                                  1,000          1,039,080
  Prerefunded 8/15/09 @ 101
  5.75%, 8/15/13                                  2,240          2,399,891
  Solid Waste Disposal Ser A
  3.30%, 12/01/21(a)                              5,305          5,288,555


54 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Oklahoma Hsg Fin Agy
  Single-Family Redev Mortgage
  Homeownership Loan Ser B-2 AMT
  6.55%, 3/01/29                                $   265     $      276,708
Tulsa Cnty Industrial Auth
  Capital Impts Rev Ser B FSA
  5.00%, 5/15/10                                 12,240         12,841,229
  Capital Impts Rev Ser B
  5.00%, 5/15/09-5/15/10                         12,480         12,937,268
  Capital Impts Rev Ser B FSA
  5.00%, 5/15/11-5/15/12                         39,075         41,411,198
                                                            --------------
                                                                81,926,719
                                                            --------------
Oregon-0.5%
Clackamas & Washington Cnty
  Sch Dist No. 003
  Ser B FGIC
  5.00%, 6/15/12                                  5,190          5,521,745
Deschutes Cnty Administrative
  Sch Dist No. 1
  Ref FSA
  5.00%, 12/15/11                                 3,410          3,630,150
Emerald Peoples Util Dist
  FGIC
  7.35%, 11/01/08                                 1,265          1,377,901
Oregon State Dept Admin Svcs
  COP Ref Ser B MBIA
  5.25%, 5/01/14                                  1,775          1,900,421
Washington Cnty Sch Dist
  No. 48J Beaverton
  Ref FSA
  5.00%, 6/01/13                                  4,600          4,913,076
                                                            --------------
                                                                17,343,293
                                                            --------------
Pennsylvania-4.5%
Allegheny Cnty
  Ser C-54 MBIA
  5.375%, 11/01/18                                3,400          3,698,452
  Ser C-57 FGIC
  5.00%, 11/01/20                                 4,155          4,379,869
Allegheny Cnty Arpt Rev
  Pittsburgh IntIl Arpt Ser A-1 MBIA AMT
  5.75%, 1/01/09-1/01/10                          5,710          5,981,455
Allegheny Cnty Hosp Dev Auth Rev
  West Pennsylvania Hlth Sys Ser B
  9.25%, 11/15/22                                 3,020          3,605,729
Allegheny Cnty Redev Auth
  Pittsburgh Mills Proj
  5.10%, 7/01/14                                    625            641,600
Beaver Cnty IDA PCR
  Cleveland Electric Proj
  3.75%, 10/01/30(a)                             13,120         13,058,336


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 55


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Chester Cnty
  5.00%, 11/15/22                               $ 5,000     $    5,265,150
Chester Cnty Hlth & Ed Facs Auth Hosp Rev
  Chester Cnty Hosp Ser A
  6.75%, 7/01/21                                  1,320          1,436,648
Delaware Valley Regl Fin Auth
  Ser A AMBAC
  5.257%, 7/01/27(a)                             20,920         21,171,877
Pennsylvania Eco Dev Fin Auth SWDR
  Waste Mgmt Inc. Proj Ser A AMT
  3.25%, 11/01/21(a)                              2,500          2,491,550
Pennsylvania State
  Ref & Projs First Ser MBIA
  5.00%, 2/01/15                                  5,145          5,469,598
  5.25%, 2/01/10-2/01/11                         13,260         14,027,961
  Ref Second Ser
  5.00%, 10/01/12                                 5,000          5,342,150
  Second Ser FGIC
  5.00%, 7/01/12-7/01/13                         20,925         22,344,646
  5.50%, 6/01/10                                  4,525          4,834,057
  Third Ser
  5.00%, 9/01/11-9/01/12                         13,245         14,090,272
  5.25%, 7/01/11                                 11,075         11,857,892
Philadelphia Arpt Rev
  Ser B FGIC AMT
  6.00%, 6/15/07                                  1,200          1,231,320
Philadelphia Parking Auth
  Rev Bds FSA
  5.50%, 9/01/11                                  1,915          2,041,179
Westmoreland Cnty Mun Auth
  Mun Svc Rev
  FGIC
  5.00%, 8/15/08-8/15/09                         12,540         12,981,077
                                                            --------------
                                                               155,950,818
                                                            --------------
Puerto Rico-0.4%
Puerto Rico Commonwealth
  Ref Public Impt Ser C FSA
  5.00%, 7/01/21(a)                              14,980         15,403,634
                                                            --------------
Rhode Island-0.5%
Providence Pub Bldg Auth
  Ser A FSA
  5.10%, 12/15/09                                 1,000          1,031,130
Rhode Island Depositors Eco
  Protection Corp.
  Ser A
  Escrowed to Maturity
  6.375%, 8/01/22                                 5,780          7,152,692
  Ser A FSA
  Escrowed to Maturity
  5.50%, 8/01/20                                  1,500          1,665,615


56 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Rhode Island Depositors Protection Corp.
  Ser A FSA Escrowed to Maturity
  5.75%, 8/01/19                                $ 4,940     $    5,656,646
                                                            --------------
                                                                15,506,083
                                                            --------------
South Carolina-1.5%
Greenville Cnty Sch Dist
  5.00%, 12/01/15                                 5,000          5,261,800
  Ref Bldg Equity
  5.00%, 12/01/10-12/01/14                       17,600         18,468,484
Horry Cnty Sch Dist
  Ser A SCSDE
  5.375%, 3/01/18                                 5,285          5,692,474
Newberry Investing In Children Ed
  Newberry Cnty Sch Dist Proj
  5.25%, 12/01/23-12/01/25                        2,315          2,369,911
Orangeburg Projs Corp.
  Capital Projs Sales & Use Tax Rev MBIA
  4.75%, 10/01/07                                 2,635          2,679,690
Richland Cnty Env Impt Rev
  IntIl Paper Co. Projs Ser A
  4.25%, 10/01/07                                 1,185          1,186,860
Richland Cnty Sch Dist No. 001
  FSA SCSDE
  4.75%, 3/01/10                                  2,310          2,401,638
South Carolina State Pub Svc Auth Rev
  Ref Ser B MBIA
  5.00%, 1/01/11-1/01/12                          7,245          7,667,247
  Ref Ser D FSA
  5.00%, 1/01/21                                  4,970          5,183,163
                                                            --------------
                                                                50,911,267
                                                            --------------
Tennessee-0.3%
Chattanooga Hlth Ed & Hsg Fac Brd
  Catholic Hlth Initiatives Ser A
  5.375%, 12/01/11                                3,215          3,345,593
Memphis-Shelby Cnty Arpt Auth
  Rev Ser D AMBAC
  6.25%, 3/01/18                                  3,000          3,233,520
  Ser A MBIA AMT
  6.25%, 2/15/10                                  1,000          1,080,440
Memphis-Shelby Cnty Arpt Auth Rev
  Ser A MBIA AMT
  6.00%, 2/15/08                                  1,000          1,038,570
Shelby Cnty
  Pub Impt Ser A
  5.625%, 4/01/14                                 2,400          2,568,024
                                                            --------------
                                                                11,266,147
                                                            --------------
Texas-8.5%
Arlington Ind Sch Dist
  Prerefunded
  5.00%, 2/15/21                                  2,980          3,089,873


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 57


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Unrefunded
  5.00%, 2/15/21                                 $   20     $       20,622
Arlington Wtrwrks & Swr Rev
  AMBAC
  6.00%, 6/01/06                                  1,340          1,345,012
Austin
  Pub Impt
  5.75%, 9/01/10                                  1,170          1,246,038
Bell Cnty
  Ltd. Tax Notes FSA
  5.00%, 2/15/11                                 15,435         16,270,342
Bell Cnty Hlth Facs Dev Corp.
  Lutheran General Healthcare Sys
  Escrowed to Maturity
  6.50%, 7/01/19                                  1,000          1,210,150
Brownsville Util Sys Rev
  AMBAC
  6.25%, 9/01/10-9/01/11                          2,775          3,081,761
Carrollton
  Ref & Impt
  5.00%, 8/15/07                                  3,205          3,263,940
Comal ISD
  Ref Ser A PSF-Guaranteed
  5.00%, 2/01/24                                  6,025          6,250,094
Cypress-Fairbanks ISD
  PSF Guaranteed
  5.25%, 2/15/16                                  3,370          3,470,932
  Ref & Sch House PSF Guaranteed
  Escrowed to Maturity
  5.75%, 2/15/08                                  1,435          1,490,778
  Unrefunded Portion-Ref & Sch
  House PSF Guaranteed
  5.75%, 2/15/08                                  3,885          4,031,037
Dallas Cnty Cmnty College Dist
  Maintenance Tax Notes
  5.00%, 2/15/09                                  3,355          3,472,224
Dallas Cnty Util & Reclamation Dist
  MBIA
  5.00%, 2/15/10                                  4,630          4,834,322
Dallas ISD
  Ref Delayed Delivery PSF- Guaranteed
  5.25%, 8/15/08                                  3,885          4,027,774
Dallas Wtrwrks & Swr Sys Rev
  5.00%, 10/01/13                                 3,620          3,764,293
El Paso
  Ref FGIC
  5.00%, 8/15/12                                  5,710          6,057,282
Fort Worth Wtr & Swr Rev
  Ref & Impt FSA
  5.00%, 2/15/22                                  3,300          3,439,128


58 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Garland ISD
  Ref Ser A PSF Guaranteed
  4.00%, 2/15/08                                $ 2,000     $    2,012,780
Gulf Coast Waste Disposal Auth
  Waste Mgmt Ser D
  3.20%, 4/01/12(a)                               7,220          7,216,029
Gulf Coast Wst Disp Auth Env Facs Rev
  BP Amoco Chemical Proj Ser B(d)
  3.25%, 9/01/38                                  6,000          6,000,000
Harris Cnty
  5.375%, 10/01/18                                2,375          2,554,876
  Flood Ctl Dist Ref Ser A
  5.25%, 10/01/20-10/01/23                       11,880         12,659,758
  Ref Permanent Impt Ser A
  5.25%, 10/01/24                                14,000         14,855,680
  Ref Toll Road Senior Lien FSA
  5.375%, 8/15/23                                 2,770          2,961,047
  Toll Road
  5.125%, 8/15/17                                 1,000          1,021,510
  Toll Road Senior Lien MBIA
  5.00%, 8/15/24                                  2,000          2,031,180
Houston
  Ref Pub Impt Ser A MBIA
  5.00%, 3/01/09                                 13,100         13,579,198
  5.25%, 3/01/14                                  9,825         10,622,299
  Ref Pub Impt Ser B FSA
  5.50%, 3/01/09-3/01/10                         11,615         12,269,788
Houston Hotel Occupancy Tax & Spl Rev
  Ref Convention & Entertainment
  Ser A AMBAC
  5.50%, 9/01/10                                  3,000          3,211,260
Houston Wtr & Swr Sys Rev
  Ref Junior Lien Forward Ser B AMBAC
  Prerefunded 12/01/12 @ 100
  5.75%, 12/01/16-12/01/17                        5,000          5,537,350
Katy Dev Auth Rev
  Metro Contract Ser A
  5.75%, 6/01/09                                  7,635          7,860,156
Killeen ISD
  Ref PSF Guaranteed
  5.25%, 2/15/20                                  2,270          2,408,311
Lamar Consolidated ISD
  Schhouse PSF-Guaranteed
  5.00%, 2/15/12                                  3,700          3,919,188
Laredo ISD
  Ref PSF Guaranteed
  5.00%, 8/01/22                                  4,220          4,441,339
Lower Colorado River Auth Rev
  AMBAC
  5.00%, 5/15/08                                  2,920          2,999,891
  Ser A FSA
  5.875%, 5/15/16                                10,785         11,527,979


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 59


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Magnolia ISD
  PSF Guaranteed
  5.00%, 8/15/16                                $ 1,800     $    1,864,602
Northeast Hosp Auth
  Northeast Med Ctr Hosp Rev FSA
  5.75%, 5/15/07                                  1,715          1,753,039
Port of Port Arthur Navigation Dist
  AMBAC
  6.00%, 3/01/08                                  1,875          1,951,819
Red River Ed Fin Rev
  Parish Day Sch Proj Ser A
  3.10%, 12/01/31                                 2,330          2,310,195
Retama Dev Corp. Spl Facs Rev
  Retama Racetrack Escrowed to Maturity
  8.75%, 12/15/13-12/15/15                        7,030          8,862,441
San Antonio Elec & Gas
  Pwr Sys Rev
  5.25%, 2/01/08                                  1,000          1,028,440
  5.375%, 2/01/20                                 2,500          2,688,925
  Ref Sys
  5.25%, 2/01/09                                  4,130          4,298,710
  5.375%, 2/01/13                                 5,000          5,415,950
  5.50%, 2/01/10                                  1,115          1,183,818
San Antonio Hotel Occupancy Rev
  Ref Sub Lien Ser B AMBAC
  5.00%, 8/15/34                                 18,445         18,968,838
San Antonio Wtr Sys Rev
  Ref FSA
  5.50%, 5/15/18-5/15/20                          7,000          7,578,040
Seguin ISD
  PSF Guaranteed
  5.00%, 4/01/23                                  3,455          3,549,045
Tarrant Cnty Hlth Facs Dev Corp.
  Harris Methodist Hlth Sys Ser A
  Escrowed to Maturity
  5.125%, 9/01/12                                 2,755          2,892,006
Texas A & M University Revs
  Fin Sys Ser B
  5.00%, 5/15/12                                  1,260          1,336,079
Texas Mun Pwr Agy Rev
  MBIA
  5.25%, 9/01/09                                  1,530          1,604,679
Texas State
  5.25%, 8/01/21                                  2,875          2,988,045
  Ser B
  5.125%, 10/01/09                               14,855         15,493,022
Texas State Wtr Dev Brd Rev
  Revolving Senior Lien Ser A
  5.50%, 7/15/10                                  2,230          2,241,507
Trinity River Auth Regional Waste
  Wtr Sys Rev
  MBIA


60 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  5.25%, 8/01/08                                $ 3,295     $    3,412,664
University of Texas Univ Rev
  Fin Sys Ser B
  Prerefunded 8/15/11 @ 100
  5.375%, 8/15/19                                 1,230          1,324,956
Waco ISD
  Ref PSF Guaranteed
  5.25%, 2/15/07                                  1,965          1,992,156
Williamson Cnty
  Ltd. Tax Notes Ser B FSA
  5.00%, 2/15/07                                  1,000          1,011,890
                                                            --------------
                                                               295,806,087
                                                            --------------
Utah-0.1%
Intermountain Pwr Agy Pwr Supply Rev
  Ref AMBAC
  5.00%, 7/01/10                                  1,505          1,578,007
  Ser A AMBAC
  6.50%, 7/01/08                                  2,000          2,123,903
Utah State Board of Regents
  Student Loan Rev
  Ser J AMBAC AMT
  6.00%, 5/01/06                                  1,000          1,001,350
                                                            --------------
                                                                 4,703,260
                                                            --------------
Vermont-0.0%
Vermont Ed & Hlth Bldg Fin Agy Rev
  Norwich Univ Proj
  5.50%, 7/01/18                                  1,165          1,203,026
                                                            --------------
Virginia-2.3%
Arlington Cnty
  Ref Pub Impt
  5.00%, 1/15/13                                  4,690          5,023,271
Broad Str CDA
  7.125%, 6/01/15                                 3,510          3,829,691
Celebrate Cmnty Dev Auth
  Spl Assmt Rev
  Proj Ser B
  6.25%, 3/01/18                                  3,561          3,726,017
Chesapeake Industrial Dev Auth Rev
  Poll Ctl Proj
  5.25%, 2/01/08(a)                               3,600          3,637,044
Fairfax Cnty
  Ref & Pub Impt Ser A
  5.00%, 10/01/12                                 6,560          7,024,514
Pocahontas Parkway Association
  Toll Road Rev
  Capital Appreciation Senior Ser B
  Zero Coupon, 8/15/15                            4,000          2,402,720
Richmond
  GO FSA
  5.50%, 1/15/12                                  4,000          4,336,840


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 61


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Russell Cnty Industrial Dev Auth PCR
  Appalachian Pwr Co. Proj Ser I
  2.70%, 11/01/07(a)                            $ 3,000     $    2,975,280
Virginia College Bldg Auth Ed Facs Rev
  21st Century College & Equipment
  5.00%, 2/01/10                                  4,445          4,653,826
  Pub Hgr Ed Ser A
  Prerefunded 9/01/10 @ 100
  5.75%, 9/01/13                                  1,585          1,715,239
  Ref-21st Century College Proj Ser B
  5.00%, 2/01/11                                  6,600          6,975,408
Virginia Commonwealth Brd of Transp Rev
  Ref U.S Route 58 Corr Dev Ser B
  5.25%, 5/15/11                                  5,620          6,022,055
Virginia Polytechnic Institute
  State University
  Ser A
  Prerefunded 6/01/06 @ 102
  5.25%, 6/01/08                                  1,340          1,370,364
  Unrefunded Balance Ser A
  5.25%, 6/01/08                                     75             76,687
Virginia Port Auth Facs Rev
  MBIA AMT
  6.00%, 7/01/06                                  2,095          2,106,690
Virginia Pub Sch Auth
  Sch Fin 1997 Ser B
  5.50%, 8/01/10                                  6,200          6,639,084
Virginia State
  Ref Ser B
  5.00%, 6/01/12                                  5,600          5,987,688
Virginia State Pub Bldg Auth Pub Facs Rev
  Ref Ser D
  5.00%, 8/01/11                                  2,375          2,522,796
  Ser C
  5.00%, 8/01/12                                  8,300          8,859,503
                                                            --------------
                                                                79,884,717
                                                            --------------
Washington-4.3%
Central Puget Sound Regional Transp
  Auth Sales & Use Tax Rev
  Ser A AMBAC
  5.00%, 11/01/22-11/01/27                       15,705         16,351,185
Clark Cnty Pub Util Dist No. 1
  Elec Rev AMBAC
  5.25%, 1/01/09                                  5,000          5,205,100
  5.50%, 1/01/08                                  2,270          2,340,779
Cowlitz Cnty Spl Swr Rev
  CSOB WasteWtr Treatment FGIC
  5.50%, 11/01/19                                 1,435          1,616,929
Douglas Cnty Sch Dist No. 206 (Eastmont)
  FGIC
  5.75%, 12/01/14                                 1,150          1,249,544


62 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Energy Northwest Elec Rev
  Ref Columbia Generating Ser A AMBAC
  5.25%, 7/01/11(e)                             $ 1,815     $    1,936,188
  Ref Columbia Generating Ser A MBIA
  5.75%, 7/01/18(e)                               2,455          2,681,474
  Ref Columbia Generating Ser A XLCA
  5.50%, 7/01/10                                  1,795          1,913,326
  Ref Proj 1 Ser A
  5.00%, 7/01/12-7/01/14                         10,980         11,651,063
  Ref Proj Ser A MBIA
  5.75%, 7/01/17                                  7,000          7,657,860
King Cnty Swr Rev
  Ref Ser A FGIC
  5.25%, 1/01/22                                  3,170          3,375,701
Seattle
  Ref
  5.00%, 1/01/10                                  2,285          2,384,466
Seattle Mun Light & Pwr Rev
  5.625%, 12/01/12-12/01/16                       6,590          7,067,504
  FSA
  5.50%, 3/01/09                                  5,995          6,296,189
  Ref & Impt FSA
  5.00%, 8/01/23                                  5,680          5,923,047
Snohomish Cnty Sch Dist No. 016 Arlington
  FGIC Prerefunded 12/01/10 @ 100
  6.50%, 12/01/15                                 1,685          1,884,218
Tacoma Elec Sys Rev
  Ser A FGIC
  5.00%, 1/01/08                                  3,125          3,196,344
  Ser B FSA
  5.50%, 1/01/10                                 10,910         11,569,619
Washington State
  Motor Vehicle Fuel Tax Ser B FSA
  5.00%, 7/01/13                                  5,785          6,156,339
  Motor Vehicle Fuel Tax Ser E AMBAC
  5.00%, 1/01/13-1/01/14                          8,630          9,184,145
  Ref Var Purp Ser R-A AMBAC
  5.00%, 1/01/14                                  8,810          9,384,852
  Ser D AMBAC
  5.00%, 1/01/12-1/01/14                         13,865         14,721,741
  Various Purpose AMBAC
  5.00%, 7/01/13                                  3,120          3,320,273
Washington State Hlth Care Facs Auth
  ChildrenIs Hosp & Regional Med Ctr FSA
  5.25%, 10/01/14                                 5,425          5,656,865
Washington State Pub Pwr Supply Sys Rev
  Nuclear Proj No. 3 Ser B
  5.60%, 7/01/07                                  3,500          3,585,155
  Nuclear Proj No.1 Ser A AMBAC
  6.00%, 7/01/07                                  2,775          2,846,401
                                                            --------------
                                                               149,156,307
                                                            --------------


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 63


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
West Virginia-0.2%
West Virginia University Rev
  Ref Univ Projs Ser B FGIC
  5.00%, 10/01/20                               $ 5,300     $    5,576,925
                                                            --------------
Wisconsin-1.2%
Franklin SWDR(a)
  Waste Mgmnt
  3.625%, 4/01/16                                   690            689,828
Wisconsin State
  Ref Ser 1 MBIA
  5.25%, 5/01/13                                  4,545          4,906,327
  5.50%, 5/01/10                                  5,140          5,480,628
  Ref Ser 2 MBIA
  5.00%, 5/01/14                                 19,690         20,994,462
  Ser B FSA
  5.25%, 5/01/17                                  2,000          2,130,680
  Ser E FGIC
  5.00%, 5/01/13                                  1,715          1,825,120
Wisconsin State Transp Rev
  Ser B AMBAC
  5.00%, 7/01/13                                  4,200          4,469,598
                                                            --------------
                                                                40,496,643
                                                            --------------
Total Municipal Bonds
  (cost $3,329,061,807)                                      3,335,053,569
                                                            --------------
Short-Term Municipal Notes-3.0%
Alabama-0.4%
Decatur Industrial Dev Brd
  Environmental Facs Rev
  BP Amoco Chemical Co. Proj(d)
  3.25%, 11/01/35                                12,400         12,400,000
                                                            --------------
Alaska-0.5%
Valdez Marine Term Rev
  Ref BP Pipelines Inc Proj A(d)
  3.19%, 6/01/37                                  5,400          5,400,000
  Var Ref BP Pipelines Inc Proj C(d)
  3.19%, 7/01/37                                  5,400          5,400,000
Valdez Marine Terminal Rev
  Ref BP Pipelines Proj Ser B(d)
  3.19%, 7/01/37                                  8,600          8,600,000
                                                            --------------
                                                                19,400,000
                                                            --------------
Illinois-0.0%
Will Cnty Exempt Facs Rev
  Amoco Chem Co Proj(d)
  3.25%, 3/01/28                                    800            800,000
                                                            --------------


64 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Kentucky-0.3%
Louisville & Jefferson Cnty Regl Arpt
  Auth Spl Facs Rev
  UPS Worldwide Forwarding Ser A(d)
  3.24%, 1/01/29                                $ 9,400     $    9,400,000
                                                            --------------
Louisiana-0.1%
Plaquemines Parish Env Rev
  Adj Ref BP Exploration & Oil(d)
  3.25%, 5/01/25                                  4,100          4,100,000
                                                            --------------
Oklahoma-0.2%
Tulsa Cnty Industrial Auth Rev
  First Mtg Montercau Ser A(d)
  3.19%, 7/01/32                                  8,780          8,780,000
                                                            --------------
South Carolina-0.2%
Berkeley Cnty Exempt Fac Industrial Rev
  Amoco Chemical Co. Proj(d)
  3.25%, 4/01/28                                  2,100          2,100,000
Berkeley Cnty Exempt Fec Industrial Rev
  Amoco Chemical Co. Proj(d)
  3.25%, 5/01/38                                  3,400          3,400,000
                                                            --------------
                                                                 5,500,000
                                                            --------------
Texas-0.8%
Gulf Coast Waste Disp Auth
  Adj Amoco Oil Co Proj(d)
  3.25%, 7/01/27                                 11,000         11,000,000
Gulf Coast Wst Disp Auth Env Facs Rev
  Var Ref Prods North America(d)
  3.25%, 7/01/26                                  4,300          4,300,000
Port Corpus Christi Ind Dev Corp.
  Adj Citgo Petroleum Corp Proj(d)
  3.25%, 8/01/28                                 10,000         10,000,000
Texas State
  Tax & Rev Anticipation Notes
  4.50%, 8/31/06                                  2,220          2,228,014
                                                            --------------
                                                                27,528,014
                                                            --------------
Washington-0.5%
Port Bellingham Ind Dev Corp. Env Facs Ind Rev
  West Coast Prods LLC PJ(d)
  3.25%, 12/01/33                                 7,475          7,475,000
  Var BP West Coast Prods LLC(d)
  3.25%, 3/01/38                                 10,200         10,200,000
                                                            --------------
                                                                17,675,000
                                                            --------------
Total Short-Term Municipal Notes
  (cost $105,588,182)                                          105,583,014
                                                            --------------


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 65


                                                              U.S. $ Value
---------------------------------------------------------------------------
Total Investments-98.3%
  (cost $3,434,649,989)(f)                                  $3,440,636,583
Other assets less liabilities-1.7%                              58,384,141
                                                            --------------
Net Assets-100%                                             $3,499,020,724
                                                            ==============


INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                         ----------------------------
                Notional                   Payments         Payments        Unrealized
    Swap         Amount     Termination    made by        received by      Appreciation/
Counterparty      (000)         Date     the Portfolio   the Portfolio    (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup       $ 31,000      6/22/07         BMA*           2.962%         $(242,990)
Goldman Sachs     15,900      7/05/06         BMA*           3.283%            10,494
Goldman Sachs     15,900      1/05/07         BMA*           3.405%               799
JP Morgan         30,000      4/05/07         BMA*           2.988%          (186,393)
Morgan Stanley    15,900      4/06/06         BMA*           3.081%             1,955
Morgan Stanley    15,900     10/06/06         BMA*           3.217%            (7,575)

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a)  Variable rate coupon, rate shown as of March 31, 2006.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $26,009,795 or 0.7% of net assets.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Represents entire or partial position segregated as collateral for when issued and delayed delivery securities.

(e)  When-issued security.

(f) At March 31, 2006, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $40,980,453 and gross unrealized depreciation of investments was $34,993,859, resulting in net unrealized appreciation of $5,986,594 (excluding swap transactions).

Glossary of Terms:

ACA    - American Capital Access Financial Guaranty Corporation
AMBAC  - American Municipal Bond Assurance Corporation
AMT    - Subject to Alternative Minimum Tax
BANS   - Bond Anticipation Notes
CDA    - Community Development Association
CDD    - Community Development District
CFD    - Community Facilities District
COP    - Certificates of Participation
CPI    - Consumer Price Index

See notes to financial statements.


66 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


CSOB   - Cowlitz Sewer Operation Board
FGIC   - Financial Guaranty Insurance Company
FHA    - Federal Housing Authority
FHLMC  - Federal Home Loan Mortgage Corporation
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance, Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
IBC    - International Bancshares Corporation
IDA    - Industrial Development Authority
ISD    - Independent School District
MBIA   - Municipal Bond Investors Assurance Corporation
MTA    - Metropolitan Transportation Authority
PCR    - Pollution Control Revenue
PSF    - Guaranteed--(Texas) Permanent Schools Funds
Q-SBLF - Qualified School Bond Loan Fund
SCSDE  - The South Carolina State Department of Education
SFMR   - Single Family Mortgage Revenue
SWDR   - Solid Waste Disposal Revenue
TCRS   - Transferable Custody Receipts
TFA    - Transitional Finance Authority
XLCA   - XL Capital Assurance, Inc.

See notes to financial statements.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 67


INTERMEDIATE NEW YORK PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
MUNICIPAL BONDS-98.8%
Arizona-0.1%
Pima Cnty IDA
  Horizon Cmnty Learning Center
  4.45%, 6/01/14                                $ 1,110     $    1,071,738
Watson Road Cmnty Facs Dist Spl
  Assmt Rev
  4.70%, 7/01/09                                    805            801,362
                                                            --------------
                                                                 1,873,100
                                                            --------------
California-1.4%
California State Dept Wtr Res
  Ser A
  5.50%, 5/01/09                                 10,345         10,868,457
California Statewide Cmnty
  Dev Auth Rev
  Kaiser Permanente Ser E
  3.875%, 4/01/32(a)                              3,075          3,038,592
  Kaiser Permanente Ser F
  2.30%, 4/01/33(a)                               6,925          6,826,734
                                                            --------------
                                                                20,733,783
                                                            --------------
Colorado-0.3%
Denver City & Cnty
  Airport Rev Ser D AMT
  7.75%, 11/15/13                                 1,000          1,137,500
Todd Creek Farms Metro Dist No. 1
  Wtr Rev Ref & Impt
  5.60%, 12/01/14                                 2,765          2,709,589
                                                            --------------
                                                                 3,847,089
                                                            --------------
Florida-3.6%
Bartram Park CDD
  Spl Assmt
  4.875%, 5/01/15                                 1,210          1,200,889
Beacon Tradeport CDD
  Spl Assmt Industrial Proj Ser B
  7.125%, 5/01/22                                 1,330          1,409,002
CFM CDD Rev
  Capital Impt Ser B
  5.875%, 5/01/14                                 3,500          3,568,845
Concorde Estates CDD
  Capital Impt Rev Ser B
  5.00%, 5/01/11                                  1,110          1,107,625
Dupree Lakes CDD
  5.00%, 11/01/10                                   940            932,988
Durbin Crossing CDD
  Spl Assmt Ser B-2
  4.875%, 11/01/10                                2,700          2,671,461



68 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Fiddlers Creek CDD No. 2
  Spl Assmt Rev Ser B
  5.75%, 5/01/13                                $ 2,400     $    2,456,904
Fishhawk CDD No. 2
  Spl Assmt Ser B
  5.00%, 11/01/07                                   220            219,047
  5.125%, 11/01/09                                1,595          1,590,725
Gateway Svcs CDD
  Spl Assmt Sun City Center
  Fort Meyers Proj B
  5.50%, 5/01/10                                  1,055          1,061,140
Hammock Bay CDD
  Spl Assmt Ser B
  5.375%, 5/01/11                                 2,635          2,638,610
Live Oak CDD No. 002
  Spl Assmt Ser B
  5.00%, 11/01/09                                 1,060          1,055,103
Meadow Pointe III CDD
  Capital Impt Ser B
  5.25%, 11/01/07                                   360            359,557
Meadow Pointe IV CDD
  Florida Capital Impt Rev Ser B
  5.125%, 11/01/07                                1,375          1,377,888
Miami Beach Hlth Facs Auth Hosp Rev
  Ref Mount Sinai Medical Center
  6.75%, 11/15/24                                 3,300          3,662,307
Middle Village CDD
  Spl Assmt Ser B
  5.00%, 5/01/09                                    730            729,292
Midtown Miami CDD
  Spl Assmt Ser A
  6.00%, 5/01/24                                  1,420          1,509,758
Montecito Cmnty Dev Dist
  Spl Assmt Ser B
  5.10%, 5/01/13                                  2,390          2,374,823
Monterra CDD
  BANS
  5.00%, 6/01/06                                  1,550          1,550,604
  Spl Assmt Ser B
  5.00%, 11/01/10                                 2,965          2,952,695
Overoaks CDD
  Capital Impt Rev Ser B
  5.125%, 5/01/09                                 1,240          1,244,104
Parkway Center CDD
  Spl Assmt Ref Ser B
  5.625%, 5/01/14                                 2,510          2,538,363
Paseo CDD
  Spl Assmt
  5.00%, 2/01/11                                  1,150          1,153,013


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 69


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Reunion East CDD
  Spl Assmt
  5.20%, 11/01/07                               $ 1,120     $    1,117,290
Sandy Creek CDD
  Spl Assmt Ser B
  5.00%, 11/01/10                                 4,910          4,887,610
Shingle Creek
  BANS
  5.125%, 8/01/06                                 1,600          1,601,152
Sterling Hill CDD
  Capital Impt Ser B
  5.50%, 11/01/10                                   875            876,978
Venetian CDD
  Capital Impt Ser B
  5.95%, 5/01/12                                  1,200          1,240,764
Verano Ctr Cmnty Dev Dist
  Cmnty Infrastructure Proj Ser B
  5.00%, 11/01/13(b)                              2,000          1,988,800
Village CDD No. 5
  Spl Assmt Ser B
  5.00%, 5/01/08                                    300            300,330
Vizcaya CDD
  Spl Assmt Ser B
  5.40%, 11/01/07                                   270            270,373
West Villages Impt Dist Rev
  Spl Assmt Unit Of Dev No. 2
  5.35%, 5/01/15                                  2,000          1,991,380
                                                            --------------
                                                                53,639,420
                                                            --------------
Guam-0.4%
Guam Government Wtrworks Auth
  5.00%, 7/01/11                                  2,160          2,192,249
  5.18%, 7/01/15                                  3,445          3,578,528
                                                            --------------
                                                                 5,770,777
                                                            --------------
Illinois-0.2%
Bolingbrook Sales Tax Rev
  5.75%, 1/01/15                                  2,000          1,797,600
Pingree Grove Spl Svc Area No. 1
  CamBrdg Lakes Proj Ser 05-1
  5.25%, 3/01/15                                  1,847          1,840,757
                                                            --------------
                                                                 3,638,357
                                                            --------------
Nevada-0.6%
Clark Cnty Spl Impt Dist No. 142
  4.75%, 8/01/09                                  2,945          2,934,987
Henderson Local Impt Dists No. T-16
  4.625%, 3/01/12                                   550            543,702
Las Vegas Spl Impt Dist No. 607
  Local Impt Bonds
  5.00%, 6/01/10                                  1,905          1,906,486
  5.35%, 6/01/12                                  1,395          1,412,577


70 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
North Las Vegas
  Local Impt Dist No. 60 Aliante
  5.00%, 12/01/09                               $ 1,050     $    1,083,495
  5.25%, 12/01/10                                   990          1,021,799
                                                            --------------
                                                                 8,903,046
                                                            --------------
New York-85.7%
Albany Cnty
  FGIC
  5.00%, 10/01/12                                 1,100          1,164,900
Babylon
  Ser A AMBAC
  9.20%, 1/15/08                                  1,345          1,474,429
  Waste Facs FGIC
  9.00%, 8/01/09                                  1,550          1,803,410
Dutchess Cnty Resource Recovery Agy
  Solid Waste Sys BANS
  3.65%, 12/28/07                                 6,800          6,717,788
Erie Cnty IDA Sch Fac Rev
  City Sch Dist Buffalo Proj FSA
  5.00%, 5/01/10-5/01/14                          3,340          3,528,070
  5.75%, 5/01/24                                  1,520          1,704,148
Long Island Pwr Auth Electric Sys Rev
  Ser 8 SubSer 8B-RMK AMBAC
  5.25%, 4/01/09(a)                               4,550          4,756,979
Long Island Pwr Auth Electric Sys Rev
  AMBAC
  5.00%, 4/01/10                                  3,530          3,696,051
  MBIA Ser 1998B
  5.125%, 4/01/11                                 4,085          4,238,392
  Ser A
  5.00%, 6/01/09                                  7,500          7,737,825
  Ser A AMBAC
  5.50%, 12/01/09                                 1,100          1,169,773
  Ser A FSA
  5.00%, 12/01/15                                 2,340          2,424,965
  5.125%, 12/01/22                                2,500          2,589,275
  Ser A MBIA-IBC
  5.50%, 12/01/23                                 5,300          5,553,605
MTA Commuter Facs
  Ser A
  Prerefunded 7/01/11 @ 100
  5.25%, 7/01/28                                  2,780          2,987,444
  Ser A MBIA
  Escrowed to Maturity
  6.10%, 7/01/09                                  1,495          1,608,201
  Ser B AMBAC
  Escrowed to Maturity
  5.00%, 7/01/20                                  1,260          1,297,069
MTA Dedicated
  Tax Fund Ser A FSA
  5.00%, 11/15/09                                 2,000          2,091,880
  5.25%, 11/15/12-4/01/15                        15,285         16,647,084


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 71


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Ser A MBIA
  5.00%, 11/15/11                               $ 1,865     $    1,984,826
  5.25%, 11/15/13                                 2,660          2,892,590
MTA New York Svc Contract
  Ser 7
  Escrowed to Maturity
  5.45%, 7/01/07                                  1,250          1,278,463
  Ser B FGIC
  5.00%, 1/01/09                                  8,095          8,391,925
  5.50%, 7/01/10                                  6,680          7,155,416
  Ser B MBIA
  5.50%, 1/01/13                                  3,950          4,330,899
  Ser B-1 AMBAC
  Prerefunded 1/01/12 @ 100
  5.00%, 7/01/18                                  1,000          1,063,420
  Ser K MBIA
  Escrowed to Maturity
  6.30%, 7/01/07                                  2,400          2,479,152
MTA Rev
  Ref Ser A AMBAC
  5.50%, 11/15/18                                 5,325          5,813,835
MTA Transit Facs New York Svc Contract
  Ser O AMBAC Escrowed to Maturity
  5.75%, 7/01/08                                  1,910          1,998,720
MTA Transportation Rev
  Ref Ser E MBIA
  5.00%, 11/15/10                                10,150         10,717,486
Municipal Assistance Corp.
  Ser O Economically Defeased to Maturity
  5.25%, 7/01/07                                  1,145          1,168,324
Nassau Cnty
  Combined Sewer Dists Ser A AMBAC
  5.50%, 7/01/10                                  1,120          1,197,448
  Ser A AMBAC
  6.00%, 7/01/11                                  1,000          1,102,550
  Ser A FGIC
  6.00%, 7/01/12-7/01/13                          2,000          2,239,210
  Ser G MBIA
  5.40%, 1/15/10                                  1,090          1,153,918
Nassau Cnty IDA
  North Shore Hlth Sys Proj Ser C
  5.625%, 11/01/10                                  610            630,911
Nassau Cnty Interim Fin Auth
  Ref Sales Tax Secured Ser B
  5.00%, 11/15/12-11/15/14                       10,190         10,860,898
  Sales Tax Secured Ser A
  5.00%, 11/15/12                                 2,715          2,902,145
  Sales Tax Secured Ser A1 AMBAC
  5.375%, 11/15/15-11/15/16                       3,770          4,078,759
  Ser A AMBAC
  5.00%, 11/15/13                                 4,145          4,439,792


72 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
New York City
  Ref Ser G
  5.25%, 8/01/07                                $ 4,420     $    4,512,555
  Ser 04G
  5.00%, 8/01/08                                  3,600          3,699,792
  Ser 98F
  5.50%, 8/01/07                                    500            512,065
  Ser A
  5.00%, 8/01/07-8/01/10                          6,495          6,727,002
  5.25%, 8/01/09-8/01/17                          7,465          7,891,910
  Ser A XLCA
  Prerefunded 5/15/10 @ 101
  6.50%, 5/15/17                                  2,740          3,062,443
  Ser B
  5.00%, 8/01/10                                  3,740          3,908,038
  5.25%, 8/01/14                                  1,665          1,802,429
  Ser B FSA
  5.25%, 8/01/12-8/01/16                         14,015         14,960,029
  Ser C
  5.50%, 9/15/19                                  1,000          1,079,690
  Ser D MBIA-IBC
  5.25%, 8/01/21                                  1,240          1,271,767
  6.50%, 11/01/09                                 3,345          3,647,421
  Ser F
  5.25%, 8/01/16                                  3,335          3,525,495
  Ser F MBIA-IBC
  5.75%, 8/01/11                                  1,080          1,179,468
  Ser G
  5.00%, 8/01/06-8/01/12                         27,745         28,667,108
  5.50%, 8/01/09                                 18,230         19,187,622
  Ser G MBIA-IBC
  5.75%, 8/01/11                                  6,460          7,054,966
  Ser H
  5.00%, 8/01/11                                  1,080          1,136,009
  Ser I
  5.00%, 8/01/08-8/01/09                          3,775          3,898,343
  6.25%, 4/15/06                                  1,000          1,000,770
  Ser J
  5.00%, 3/01/10                                  5,800          6,037,394
  Ser J MBIA
  5.00%, 8/01/23                                  1,240          1,276,803
  Ser M
  5.00%, 4/01/11                                  2,870          3,010,544
  SubSer F-1
  5.25%, 9/01/14                                  6,345          6,831,090
New York City GO
  Ser B AMBAC
  7.25%, 8/15/07                                  1,265          1,325,024
  Ser I
  5.00%, 8/01/10                                  5,265          5,501,556


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 73


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
New York City Hlth & Hosp Corp.
  Hlth Sys Rev Ref Ser A AMBAC
  5.00%, 2/15/10                                $ 9,475     $    9,907,060
New York City Hsg Dev Corp. MFHR
  Amt-Hsg Ser L
  3.85%, 11/01/09                                10,555         10,535,579
New York City IDA
  Civic Facs Rev Polytechnic Univ Proj
  5.75%, 11/01/11-11/01/12                        3,775          3,743,825
  6.00%, 11/01/20                                 1,045          1,039,315
New York City IDA Civic Fac Rev
  Magen David Yeshivah Proj ACA
  4.99%, 6/15/13                                  7,985          8,158,674
New York City IDA Spl Fac Rev
  Terminal One Group Association Proj.
  5.00%, 1/01/08-1/01/09                          5,745          5,856,637
New York City Mun Wtr Fin Auth
  Ser A
  6.00%, 6/15/09-6/15/10                          2,880          3,112,322
  Ref Ser A
  5.25%, 6/15/11                                  1,000          1,069,170
  Ser A AMBAC
  5.875%, 6/15/13                                 1,665          1,871,676
  Ser D
  5.00%, 6/15/10                                  4,760          4,994,335
  5.50%, 6/15/17                                  2,460          2,667,058
New York City Mun Wtr Fin Auth
  Wtr & Sewer Sys Rev
  Prefefunded B AMBAC TCRS BNY
  5.75%, 6/15/26                                  5,000          5,175,200
  Ser A AMBAC
  5.875%, 6/15/12                                 8,285          9,225,430
  Ser D FSA
  5.00%, 6/15/11                                  6,215          6,587,278
New York City TFA
  Future Tax Secured 2004 Ser C
  Prerefunded 5/01/08 @ 101
  5.00%, 5/01/26                                     10             10,376
  Future Tax Secured Ser A-1
  5.00%, 11/01/11                                 7,395          7,848,092
  Future Tax Secured Ser B
  5.50%, 2/01/10-2/01/17                          4,425          4,765,997
  Future Tax Secured Ser C
  Prerefunded 5/01/08 @ 101
  5.00%, 5/01/26                                    315            326,841
  5.25%, 2/01/13-2/01/21                          8,620          9,284,040
  Future Tax Secured Ser C AMBAC
  5.25%, 8/01/20                                  3,000          3,209,220
  Future Tax Secured Ser E FSA
  5.25%, 2/01/14                                  7,800          8,395,920
  Future Tax Secured Ser E MBIA-IBC
  5.00%, 2/01/10                                  1,285          1,347,708


74 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Future Tax Secured SubSer D-1
  5.00%, 11/01/09-11/01/10                     $ 20,520     $   21,539,437
  Future Tax Ser B
  Prerefunded 5/15/10 @ 101
  6.25%, 11/15/17                                 1,085          1,202,408
  Ref Ser A-1
  5.00%, 11/01/12                                 3,420          3,644,318
  Ser A
  5.50%, 11/01/26(a)                             17,640         19,013,274
  Ser A FGIC
  5.50%, 11/01/13                                 7,075          7,721,230
  Ser C
  5.00%, 2/15/09                                  6,060          6,285,068
  Ser D-2 FGIC
  5.00%, 11/01/13                                18,165         19,451,445
  Ser E MBIA
  5.25%, 2/01/21                                  2,000          2,130,660
  Tax Secured Ref Ser B
  5.25%, 2/01/29                                  2,570          2,721,039
  Unrefunded Bal 2005 Future Ser C
  5.25%, 5/01/15                                    280            294,403
New York City TFA Future Tax Secured
  Ser A
  5.25%, 5/01/17                                  1,000          1,060,610
  5.375%, 2/15/18                                 3,350          3,589,090
  Ser A-1
  5.00%, 11/01/13                                 6,900          7,369,959
  Ser B
  5.125%, 11/01/15                                1,185          1,248,409
  5.50%, 2/01/17                                  8,370          9,037,842
  Ser C
  Prerefunded 5/01/08 @ 101
  5.25%, 5/01/12(c)                               4,185          4,363,030
  Prerefunded 5/01/09 @ 101
  5.25%, 5/01/14-5/01/15                          3,500          3,699,920
  Ser C-2005
  Prerefunded 5/01/08 @ 101
  5.00%, 5/01/26                                    870            902,703
  Unrefunded Bal Ser C-2005
  5.00%, 5/01/26                                  2,765          2,836,503
New York City Trans Auth
  COP Ser A AMBAC
  5.50%, 1/01/08                                  1,560          1,609,967
New York State
  Ser B AMBAC
  5.625%, 8/15/08                                 4,575          4,626,331
  Ser D AMBAC
  5.00%, 7/15/17                                  2,045          2,127,189
New York State Brdg Auth
  5.00%, 1/01/17                                  4,575          4,814,455


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 75


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
New York State Dorm Auth
  Aids Long-Term Hlth Care Fac
  5.00%, 11/01/11                               $ 3,875     $    4,055,110
  Brookdale Hosp Rev Ref
  Ser J AMBAC
  5.125%, 2/15/08                                 1,000          1,026,080
  Brookdale Hosp Secured Hosp
  Program MBIA
  5.20%, 2/15/14                                  1,140          1,185,976
  City Univ Rev Ser A AMBAC
  5.75%, 7/01/09                                  3,630          3,798,178
  City Univ Rev Ser A FSA
  5.75%, 7/01/09                                  2,000          2,092,660
  City Univ Ser 2
  5.75%, 7/01/07                                  1,015          1,040,294
  City Univ Ser A
  5.75%, 7/01/09                                  1,125          1,174,208
  City Univ Sys Rev Consolidated
  4th Gen Ser A MBIA
  5.25%, 7/01/09                                  8,135          8,533,859
  City Univ Sys Rev Consolidated
  5th Gen Ser A
  5.00%, 1/01/07                                  4,240          4,283,587
  City Univ Sys Ser 1 FSA
  5.75%, 7/01/13                                  1,135          1,219,013
  Columbia Univ
  5.75%, 7/01/07                                  1,290          1,324,185
  Columbia Univ Ser A
  5.75%, 7/01/10                                  3,830          4,139,847
  Highland Cmnty Dev Corp. Rev Ser B
  5.50%, 7/01/23                                  2,000          2,002,520
  Hlth Facs Ser 1 FSA
  5.125%, 1/15/13                                 1,880          1,959,881
  Jewish Board of Family & Children AMBAC
  5.00%, 7/01/09                                  1,005          1,046,657
  Kateri Residence
  4.00%, 7/01/07                                  1,305          1,309,006
  Medical College MBIA
  5.25%, 7/01/11                                  1,085          1,135,051
  Mental Hlth Rev Ser D
  Prerefunded 8/15/08 @ 101
  5.00%, 8/15/17                                      5              5,206
  Mental Hlth Ser D MBIA
  5.00%, 8/15/17                                  4,855          5,019,536
  5.25%, 2/15/13                                  1,110          1,156,376
  Mental Hlth Svcs Facs Ser B
  6.50%, 2/15/09                                  1,505          1,611,133
  Mental Hlth Svcs Facs Ser C-1
  5.00%, 2/15/08-2/15/10                         10,370         10,688,962
  Mental Hlth Svcs Facs Ser D-1
  5.00%, 2/15/07-2/15/09                          4,000          4,086,580


76 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Mental Hlth Svcs Ser A
  Prerefunded 2/15/07 @ 102
  5.70%, 2/15/09                                $ 1,505     $    1,560,890
  Mental Hlth Svcs Ser B AMBAC
  5.00%, 2/15/23                                  4,910          5,131,343
  Mental Hlth Svcs Ser C MBIA
  5.25%, 2/15/19                                  1,780          1,860,047
  Mental Hlth Svcs Ser D FGIC
  5.00%, 2/15/21-8/15/23                         12,815         13,415,823
  Mental Hlth Svcs Ser D FSA
  Prerefunded 8/15/10 @ 100
  5.75%, 8/15/11-2/15/12                          2,075          2,248,241
  Prerefunded 08/15/10 @ 100
  5.875%, 2/15/13                                 2,205          2,400,120
  New York Univ Ser A MBIA
  5.75%, 7/01/12                                  1,540          1,706,212
  6.00%, 7/01/18                                  1,000          1,175,010
  North Gen Hosp Secured Hosp
  Program Ser G MBIA
  Escrowed to Maturity
  5.20%, 2/15/16                                  1,000          1,039,410
  Secured Hosp Program Ser E MBIA
  5.20%, 2/15/15                                  3,930          4,086,335
  South Nassau Cmnty Hosp Ser B
  AMBAC
  5.25%, 7/01/19                                  1,325          1,410,675
  State Personal Income Tax Edu Ser A
  MBIA
  5.50%, 3/15/11                                  4,405          4,766,386
  State Personal Income Tax Rev Ser A
  5.375%, 3/15/21                                 5,180          5,640,761
  State Personal Income Tax Rev Ser A
  FGIC
  5.00%, 3/15/09                                  1,290          1,340,736
  5.25%, 3/15/10                                  3,150          3,337,079
  State Univ
  5.25%, 11/15/23(a)                              4,860          5,175,414
  State Univ Dorm Facs Lease Rev
  Prerefunded 7/01/12 @ 100
  5.375%, 7/01/19                                 1,400          1,521,366
  State Univ Dorm Facs Ser A MBIA
  5.00%, 7/01/14-7/01/15                         11,080         11,869,365
  State Univ Edu Facs Ser 1989 MBIA
  6.00%, 5/15/16                                  6,055          6,611,576
  State Univ Edu Facs Ser A MBIA-IBC
  5.875%, 5/15/11                                 6,485          7,129,739
  State Univ Rev Edu Facs Ser A MBIA
  5.50%, 5/15/09                                  1,065          1,123,043
  State Univ Rev Ser A FGIC
  5.50%, 5/15/09                                  4,055          4,275,998
  Univ Rev Ser A MBIA
  5.00%, 7/01/10                                  1,145          1,205,135


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 77


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Univ Rev Ser B MBIA-IBC
  5.00%, 7/01/11                                $ 1,815     $    1,924,553
  Unrefunded Portion Mental Hlth
  Svcs Ser D FSA
  5.75%, 8/15/11-2/15/12                             85             91,533
  5.875%, 2/15/13                                   100            108,053
  Westchester Cnty Court Facs
  AMBAC Surety
  5.125%, 8/01/12                                 1,000          1,048,740
  5.25%, 8/01/17                                  2,090          2,198,826
  Winthrop Univ Hosp Assoc Ser A
  AMBAC
  5.25%, 7/01/18                                  1,000          1,064,660
New York State Dorm Auth Lease Rev
  Mun Hlth Facs Impt Program Ser 1 FSA
  5.00%, 1/15/09                                  1,900          1,965,550
  State Univ FGIC
  Prerefunded 7/01/11 @ 100
  5.50%, 7/01/17-7/01/20                          2,640          2,868,202
New York State Dorm Auth Rev
  City Univ
  Prerefunded 7/01/06 @ 102
  5.75%, 7/01/07                                  2,495          2,558,398
  Mt. Sinai New York Univ Hlth Ser C
  5.00%, 7/01/11                                  7,480          7,574,173
  Wyckoff Heights Ser H MBIA
  5.20%, 2/15/16                                  5,820          6,059,027
New York State Dorm Auth State Personal
  Income Tax Rev
  Edu Ser F
  5.00%, 3/15/11                                  2,960          3,133,722
New York State Dorm Auth State Personal
  Income Tax Rev
  Edu Ser F FSA
  5.00%, 3/15/13                                  2,525          2,698,821
New York State Dorm Auth Westchester
  Cnty Court Fac AMBAC Surety
  5.25%, 8/01/13                                  1,115          1,173,058
New York State Energy Research &
  Dev Auth PCR ARS Electric & Gas
  Proj Ser C MBIA
  3.25%, 4/01/34                                 17,600         17,245,536
New York State Env Facs Corp.
  Clean Wtr & Drinking PreRef Revolving
  Funds Ser D
  Prerefunded 10/15/08 @ 102
  5.15%, 10/15/19                                   185            195,386
  Clean Wtr & Drinking Revolving Funds
  Mun Wtr Fin Proj
  5.00%, 6/15/22-6/15/25                         23,525         24,718,424


78 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Clean Wtr & Drinking Revolving Funds
  Mun Wtr Fin Ser 01-D
  5.00%, 6/15/18-6/15/19                        $ 2,730     $    2,851,540
  Clean Wtr & Drinking Revolving Funds
  Pooled Funding Program Ser B
  5.375%, 11/15/18                                1,485          1,589,811
  New York City Mun Wtr Fin Auth
  Ser 1974A
  5.75%, 6/15/11                                    745            817,638
  New York City Mun Wtr Fin Proj-2ND
  Resources
  5.25%, 6/15/14                                  1,640          1,789,109
  New York City Mun Wtr Ser 1974 A
  Escrowed to Maturity
  5.75%, 6/15/11                                  4,770          5,235,075
  Personal Income Tax Rev Ser A FGIC
  5.25%, 1/01/19                                  2,310          2,471,908
  5.25%, 1/01/20                                  1,030          1,100,308
  State Env Ser A FGIC
  5.00%, 12/15/23                                 1,060          1,117,219
  State Revolving Fund Mun Wtr Proj Ser J
  5.00%, 6/15/19                                  2,310          2,430,328
  State Revolving Fund New York City
  Mun Wtr Fin Auth
  Escrowed to Maturity
  5.75%, 6/15/11                                  1,490          1,635,275
  State Revolving Fund New York City
  Mun Wtr Ref Ser A
  5.75%, 6/15/07                                     15             15,072
  State Revolving Fund Ser 92-B
  6.35%, 9/15/06                                  1,255          1,257,322
  State Revolving Fund Ser A
  4.95%, 6/15/10                                  3,865          3,953,285
  5.20%, 12/15/15                                 1,015          1,038,610
  State Revolving Fund Ser B
  5.875%, 7/15/20                                 4,560          4,900,723
  State Revolving Fund Ser K
  5.00%, 6/15/09-6/15/11                         13,010         13,726,880
  State Revolving Funds Ser B
  Prerefunded 7/15/09 @ 101
  5.875%, 7/15/20                                   440            474,575
  SWDR Management Proj Ser A
  2.90%, 5/01/12                                  3,890          3,887,044
New York State Hsg Fin Agy
  Hlth Facs New York City Ser A
  6.00%, 11/01/07                                 1,160          1,179,244
New York State Hsg Fin Agy State
  Personal Income Tax Rev Ser A
  5.25%, 9/15/21                                  2,825          2,995,009
New York State Hsg Fin Agy State
  Personal Income Tax Rev


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 79


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Economic Development & Hsg Ser A
  5.25%, 3/15/20                                $ 2,615     $    2,777,235
New York State Hsg Fin Agy Svc
  Contract Oblig Rev Ser C MBIA-IBC
  5.50%, 9/15/18                                  2,720          2,837,885
New York State Hsg Fin Agy Svc
  Contract Rev
  Ser K
  5.00%, 3/15/09                                  1,695          1,752,545
New York State Local Government
  Assistance Corp.
  Ref Sub Lien Ser A-1 FSA
  5.00%, 4/01/11-4/01/13                         13,500         14,316,153
  Ref Sub Lien Ser A-2
  5.00%, 4/01/10                                  5,060          5,307,586
  Ser A
  6.00%, 4/01/08                                  3,035          3,133,820
  Ser A FGIC
  5.00%, 4/01/15                                  1,355          1,408,224
New York State Mortgage Agy
  AMT Homeowner Mortgage Rev Ser 69
  5.50%, 10/01/28                                 1,080          1,103,026
  AMT Homeowner Mortgage Rev Ser 99
  4.50%, 4/01/23                                  4,795          4,816,721
New York State Pwr Auth Rev
  Ser A
  5.00%, 11/15/20                                 2,680          2,815,152
New York State Twy Auth
  Gen Hwy & Brdg Trust Fund Ser A MBIA
  5.00%, 4/01/21                                  1,055          1,107,391
  Hwy & Brdg Svc Contract Rev
  Ser A2 MBIA
  Escrowed to Maturity
  5.25%, 4/01/08                                  1,635          1,687,287
  Hwy & Brdg Trust Fund Ser A FGIC
  5.00%, 4/01/18                                  1,120          1,196,686
  Hwy & Brdg Trust Fund Ser A FSA
  5.25%, 4/01/08                                  2,750          2,835,250
  Hwy & Brdg Trust Fund Ser B AMBAC
  5.00%, 4/01/09                                  9,415          9,777,195
  Hwy & Brdg Trust Fund Ser B FSA
  5.00%, 4/01/17                                  1,310          1,340,300
  Local Hwy & Brdg Svc Contract MBIA
  5.10%, 4/01/10                                  1,050          1,105,241
  Local Hwy & Brdg Svc Contract Rev
  5.50%, 4/01/11                                  3,520          3,789,597
  Local Hwy & Brdg Svc Contract
  Ser 2002 C
  5.50%, 4/01/12                                  3,720          4,037,204
  Local Hwy & Brdg Svc Contract Ser A
  5.00%, 3/15/09                                  4,780          4,950,407


80 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Personal Income Tax Rev Transitional
  Ser A FSA
  5.00%, 3/15/14                                $ 2,570     $    2,754,218
  Second Gen Hwy & Brdg Trust Fund
  Ser A MBIA
  5.00%, 4/01/24                                  1,060          1,113,223
  5.25%, 4/01/13                                  5,435          5,876,594
  Second Gen Hwy & Brdg Trust Fund
  Ser B AMBAC
  5.25%, 4/01/11                                  3,775          4,035,777
  Second Gen Hwy & Brdg Trust Fund
  Ser B FGIC
  5.00%, 4/01/13                                 16,590         17,686,433
  Second Gen Hwy & Brdg Trust Fund
  Ser B FSA
  5.00%, 4/01/12-4/01/14                         65,640         70,130,067
  Ser A
  5.25%, 4/01/12                                  2,755          2,965,647
  Ser B
  5.00%, 4/01/15                                 12,370         13,248,023
  5.25%, 4/01/14                                  3,140          3,408,376
  Ser F
  5.00%, 1/01/14                                  7,210          7,715,133
  State Personal Income Tax Rev
  Ser 2005 A FSA
  5.00%, 3/15/18                                  1,930          2,050,007
  State Personal Income Tax Rev
  Ser A AMBAC
  5.00%, 3/15/23                                  5,665          5,943,208
  State Personal Income Tax Rev
  Ser A FSA
  5.00%, 3/15/11                                  3,940          4,174,903
  State Personal Income Tax Rev
  Ser A MBIA
  5.00%, 3/15/19                                  2,500          2,619,325
New York State Twy Auth Gen Rev
  Ser F AMBAC
  5.00%, 1/01/11-1/01/13                         13,450         14,269,369
New York State Twy Auth Hwy &
  Brdg Trust Fund
  Ref Ser C MBIA
  5.25%, 4/01/11                                  4,625          4,944,495
  Ser B FSA
  5.00%, 4/01/11                                  3,000          3,173,370
New York State Twy Auth Rev
  Local Hwy & Brdg Svc Contract
  5.00%, 4/01/09                                  5,775          5,983,882
  Prerefunded 4/01/11 @ 100
  5.25%, 4/01/16-4/01/18                          9,000          9,642,870
New York State Twy Auth Second Gen
  Hwy and Brdg Trust Fund


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 81


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Ser B AMBAC
  5.25%, 4/01/12                               $ 13,540     $   14,575,268
New York State Twy Auth Svc Contract Rev
  Prerefunded 4/01/11 @ 100
  5.25%, 4/01/17                                  5,860          6,278,580
  Ser A-2 MBIA
  5.375%, 4/01/09                                 3,500          3,650,815
New York State UDC
  Cmnty Enhancement Facs AMBAC
  5.125%, 4/01/14                                 1,000          1,052,420
  Correctional & Youth Facs Svcs Ser A
  5.25%, 1/01/21                                 10,200         10,575,258
  Correctional Facs Ser B AMBAC
  Prerefunded 1/01/09 @ 101
  5.25%, 1/01/16(c)                               2,330          2,451,673
  Correctional Ref Ser A XLCA
  5.25%, 1/01/11                                  2,310          2,462,114
  State Personal Income Tax Rev
  Ser 2005 A-1 AMBAC
  5.00%, 12/15/20                                 6,265          6,645,035
Niagara Falls Brdg Commission
  Escrowed to Maturity
  6.30%, 10/01/12                                 4,670          5,335,802
Onondaga Cnty
  Escrowed to Maturity
  5.70%, 4/01/11                                  1,830          1,997,939
  Economically Defeased
  Escrowed to Maturity
  5.70%, 4/01/09                                  1,800          1,907,244
  Unrefunded Balance
  5.70%, 4/01/09-4/01/11                          1,570          1,685,574
Port Auth of New York & New Jersey
  Consolidated 117th Ser FGIC AMT
  5.125%, 11/15/15                                1,355          1,397,452
  Consolidated 126th Ser FGIC
  5.25%, 11/15/08                                11,570         11,971,132
  5.50%, 11/15/09-11/15/10                       18,800         19,966,124
Port Auth of New York & New
  Jersey Spl Oblig Rev
  MBIA
  6.00%, 12/01/06                                 1,205          1,223,581
  6.25%, 12/01/08                                 2,090          2,218,598
Schenectady
  BANS Renewal
  5.25%, 5/26/06                                  1,700          1,697,161
Suffolk Cnty
  Ref Ser B FSA
  5.00%, 5/01/09                                  1,980          2,058,725
Suffolk Cnty Wtr Auth Wtrwks Rev
  Prerefunded Balance Ser Lien MBIA
  5.10%, 6/01/08                                    920            947,756


82 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Prerefunded Ser Lien MBIA
  5.10%, 6/01/08                                 $   80     $       82,514
Tobacco Settlement Fin Corp.
  Tobacco Settlement Asset-Backed
  Ser A-1
  5.00%, 6/01/11                                  9,700          9,723,280
  Tobacco Settlement Asset-Backed
  Ser C-1
  5.50%, 6/01/14                                 16,465         17,259,107
Tobacco Settlement Fin Corp.
  Tobacco Settlement Asset Backed
  Ser A-1
  5.00%, 6/01/09                                  3,555          3,673,062
Triborough Brdg & Tunnel Auth
  Convention Center Ser E
  6.00%, 1/01/11                                  1,490          1,629,479
  New York Toll Rev Ser Y
  Escrowed to Maturity
  5.50%, 1/01/17                                  9,370         10,347,104
  Ser A
  5.00%, 1/01/20                                  1,000          1,039,320
  5.25%, 1/01/17                                  5,025          5,351,876
  Ser B
  5.25%, 11/15/13                                 1,145          1,241,982
  Spl Oblig Ser A MBIA
  Escrowed to Maturity
  5.125%, 1/01/18                                 8,165          8,482,455
  Toll Rev Gen Purpose Senior Ser
  Escrowed to Maturity
  5.50%, 1/01/12                                 13,745         14,461,389
Westchester Cnty
  Ser A
  6.75%, 2/01/07                                  1,300          1,334,294
Westchester Cnty IDA
  Resource Recovery Rev Ser A AMBAC
  5.60%, 7/01/07                                  4,000          4,022,320
Yonkers
  Ref Ser A MBIA
  5.00%, 12/01/10-8/01/14                        13,145         13,915,352
  Ser A MBIA
  5.00%, 8/01/12                                  2,410          2,555,757
                                                            --------------
                                                             1,268,264,964
                                                            --------------
North Carolina-0.3%
North Carolina Eastern Mun Pwr
  Agy Pwr Sys
  Ref Ser C
  5.375%, 1/01/17                                 2,285          2,405,374
  Ref Ser D
  5.375%, 1/01/10                                 2,445          2,558,790
                                                            --------------
                                                                 4,964,164
                                                            --------------


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 83


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Ohio-0.5%
Ohio State Air Quality Dev Auth
  Rev Cleveland
  Pollution Control Ser B
  3.75%, 10/01/30(a)                            $ 5,095     $    5,071,053
Port Auth Columbiana Cnty Solid
  Waste Facs Rev
  Liberty Waste Trans LLC Proj
  Ser A AMT
  7.00%, 8/01/21                                  1,600          1,592,800
                                                            --------------
                                                                 6,663,853
                                                            --------------
Pennsylvania-0.2%
Beaver Cnty IDA PCR
  Cleveland Electric Proj
  3.75%, 10/01/30                                 1,075          1,069,947
Montgomery Cnty IDA Mortgage Rev
  Whitemarsh Continuing Care
  6.00%, 2/01/21                                  1,515          1,597,068
                                                            --------------
                                                                 2,667,015
                                                            --------------
Puerto Rico-4.7%
Puerto Rico Commonwealth
  MBIA
  6.25%, 7/01/09                                  1,810          1,948,972
  Public Impt Ser A
  5.00%, 7/01/13                                  2,005          2,105,370
  Ref Public Impt Ser A MBIA IBC
  5.50%, 7/01/15                                  6,575          7,287,204
  Ref Public Impt Ser C FSA
  5.00%, 7/01/21                                 10,255         10,545,011
Puerto Rico Commonwealth Infrastructure
  Fin Auth
  Ref Ser C AMBAC
  5.50%, 7/01/14                                 14,740         16,245,249
Puerto Rico Hsg Bank & Fin Agy
  Ref Commonwealth Appreciation
  Loan Insurance Claims
  5.25%, 12/01/06                                 3,425          3,441,200
Puerto Rico Pub Bldgs Auth Guaranteed
  Government Facs Ser J AMBAC
  5.00%, 7/01/36(a)                               6,730          7,116,975
Puerto Rico Pub Bldgs Auth Rev
  Guaranteed Ref Government Facs
  Ser C
  5.25%, 7/01/08                                  1,000          1,027,960
Puerto Rico Pub Fin Corp.
  Commonwealth Appropriated
  Ser A AMBAC
  5.25%, 8/01/30                                  4,170          4,469,448


84 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
  Commonwealth Appropriated
  Ser A FGIC
  5.25%, 8/01/31                               $ 14,640     $   15,691,299
                                                            --------------
                                                                69,878,688
                                                            --------------
Texas-0.1%
Gulf Coast Waste Disposal Auth
  Waste Management of Texas Ser C
  3.20%, 5/01/28                                  1,300          1,299,285
                                                            --------------
Virginia-0.6%
Broad Str CDA
  7.125%, 6/01/15                                 1,785          1,947,578
Celebrate Cmnty Dev Auth Spl Assmt Rev
  Proj Ser B
  6.25%, 3/01/18                                  1,750          1,831,095
Louisa IDA PCR
  Electric & Pwr Co.
  5.25%, 12/01/08                                 4,910          5,008,396
                                                            --------------
                                                                 8,787,069
                                                            --------------
West Virginia-0.1%
Putnam Cnty PCR
  Appalachian Pwr Co. Proj Ser E
  2.80%, 5/01/19(a)                               2,150          2,124,910
                                                            --------------
Total Municipal Bonds
  (cost $1,458,282,719)                                      1,463,055,520
                                                            --------------
Short-Term Municipal Notes-2.7%
New York-2.7%
MTA
  SubSer G-2
  3.09%, 11/01/26(d)                              3,700          3,700,000
New York City
  Adj Sub Ser E4
  3.15%, 8/01/21-8/01/22(d)                       6,000          6,000,000
New York City Mun Wtr Fin Auth
  Wtr & Sewer Sys Rev
  Adj Ser C
  3.16%, 6/15/23(d)                               1,600          1,600,000
  Adj Ser G
  3.13%, 6/15/24(d)                               1,300          1,300,000
  Adj 2ND Gen Resolution Ser AA 1
  3.18%, 6/15/32(d)                               7,500          7,500,000
New York City TFA
  Var Subser Ser 2F
  3.18%, 11/01/22(d)                              1,705          1,705,000
  (NYC Recovery) Ser 3 Subser 3 B
  3.04%, 11/01/22(d)                              2,200          2,200,000
  (NYC Recovery) Ser 3 Subser 3 E
  3.16%, 11/01/22(d)                              7,000          7,000,000


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 85


                                              Principal
                                                 Amount
                                                   (000)      U.S. $ Value
---------------------------------------------------------------------------
Port Auth of New York & New Jersey
  Consolidated 139th FGIC
  3.17%, 8/01/24(d)                             $ 8,900     $    8,900,000
                                                            --------------
Total Short-Term Municipal Notes
  (cost $39,905,000)                                            39,905,000
                                                            --------------
Total Investments-101.5%
  (cost $1,498,187,719)(e)                                   1,502,960,520
Other assets less liabilities-(1.5)%                           (22,292,042)
                                                            --------------
Net Assets-100%                                             $1,480,668,478
                                                            ==============

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                           --------------------------
                                             Payments      Payments
                  Notional                     made        received       Unrealized
    Swap           Amount     Termination     by the        by the       Appreciation/
Counterparty        (000)        Date        Portfolio     Portfolio    (Depreciation)
-----------------------------------------------------------------------------------------
Citigroup         $ 13,700      6/22/07        BMA*          2.962%        $(111,195)
Goldman Sachs        7,000      1/05/07        BMA*          3.405%              352
Goldman Sachs        7,000      7/05/06        BMA*          3.283%            4,620
JP Morgan           13,400      4/05/07        BMA*          2.988%          (83,255)
Morgan Stanley       7,000      4/06/06        BMA*          3.081%              861
Morgan Stanley       7,000     10/06/06        BMA*          3.217%           (3,335)


* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

(a)  Variable rate coupon, rate shown as of March 31, 2006.

(b)  When-issued security.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Represents entire or partial position segregated as collateral for when issued and delayed delivery securities.

(e) At March 31, 2006, the cost basis of investment securities owned was substantially identical for both book and tax Gross unrealized appreciation of investments was $18,361,560 and gross unrealized depreciation of investments was $13,588,759, resulting in net unrealized appreciation of $4,772,801 (excluding swap transactions).

Glossary of Terms:

ACA   - American Capital Access Financial Guaranty Corporation
AMBAC - American Municipal Bond Assurance Corporation
AMT   - Subject to Alternative Minimum Tax
ARS   - Adjustable Rate Security
BANS  - Bond Anticipation Notes


86 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


BNY   - Bank of New York
CDA   - Community Development Authority
CDD   - Community Development District
COP   - Certificate of Participation
FGIC  - Financial Guaranty Insurance Company
FSA   - Financial Security Assurance, Inc.
GO    - General Obligation
IBC   - International Bancshares Corporation
IDA   - Industrial Development Authority/Agency
MFHR  - Multi-Family Housing Revenue
MBIA  - Municipal Bond Investors Assurance Corporation
MTA   - Metropolitan Transportation Authority
PCR   - Pollution Control Revenue
SWDR  - Solid Waste Disposal Revenue
TCRS  - Transferable Custody Receipts
TFA   - Transitional Finance Authority
UDC   - Urban Development Corp
XLCA  - XL Capital Assurance, Inc.

See notes to financial statements.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 87


STATEMENTS OF ASSETS & LIABILITIES
March 31, 2006 (unaudited)

                                 California      Diversified       New York
                                  Municipal       Municipal        Municipal
                                  Portfolio       Portfolio        Portfolio
                               ==============   ==============   ==============
ASSETS
Investments in securities at
  Value                        $1,141,750,980   $3,440,636,583   $1,502,960,520
Cash in bank                           81,238           81,542           90,840
Receivables:
  Interest                         15,108,230       46,349,385       22,144,182
  Investment securities sold        6,837,982       55,978,881          330,000
  Capital shares sold               2,403,805       12,857,883        1,776,048
Appreciation of swap agreement          4,592           13,248            5,833
                               --------------   --------------   --------------
Total assets                    1,166,186,827    3,555,917,522    1,527,307,423
                               --------------   --------------   --------------
LIABILITIES
Payables:
  Dividends to shareholders         1,275,678        3,905,636        1,728,279
  Investment securities
    purchased                       6,200,559       45,873,848       42,191,064
  Capital shares redeemed             781,808        4,651,148        1,544,503
  Management fee                      512,822        1,438,747          646,618
  Shareholder servicing and
    administration fee                 97,005          298,354          123,482
  Transfer Agent fee                   13,977           43,908           37,420
  Distribution fee payable             50,401          116,445           75,536
  Accrued expenses                     98,352          131,754           94,258
Depreciation of swap
  agreement                           147,060          436,958          197,785
                               --------------   --------------   --------------
Total liabilities                   9,177,662       56,896,798       46,638,945
                               --------------   --------------   --------------
Net Assets                     $1,157,009,165   $3,499,020,724   $1,480,668,478
                               ==============   ==============   ==============
Cost of investments            $1,138,179,948   $3,434,649,989   $1,498,187,719
                               ==============   ==============   ==============
NET ASSETS CONSIST OF:
Capital stock, at par*         $       82,274   $      251,843   $      107,857
Additional paid-in capital      1,156,392,918    3,501,966,188    1,476,777,730
Undistributed net investment
  income/(excess
  distributions)                    (235,700)        (219,786)         (91,176)
Accumulated net realized
  loss on investment and
  futures transactions             (2,658,891)      (8,540,405)        (706,782)
Unrealized appreciation of
  investments, and swaps            3,428,564        5,562,884        4,580,849
                               --------------   --------------   --------------
                               $1,157,009,165   $3,499,020,724   $1,480,668,478
                               ==============   ==============   ==============


* The Sanford C. Bernstein Fund, Inc., has authorized 7.8 billion shares of common stock with par value $.001 per share.


88 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                 California      Diversified       New York
                                  Municipal       Municipal        Municipal
                                  Portfolio       Portfolio        Portfolio
                               ==============   ==============   ==============
CALCULATION OF MAXIMUM
OFFERING PRICE
Municipal Class Shares
Net Assets                     $1,079,633,668   $3,323,082,537   $1,370,240,143
Shares of capital stock
  outstanding                      76,771,848      239,184,664       99,808,919
                               --------------   --------------   --------------
Net asset value and offering
  price per share              $        14.06   $        13.89   $        13.73
                               ==============   ==============   ==============
Class A Shares
Net Assets                     $   32,350,395   $   70,937,833   $   41,161,523
Shares of capital stock
  outstanding                       2,300,520        5,104,258        2,999,380
                               --------------   --------------   --------------
Net asset value and
  redemption price per share   $        14.06   $        13.90   $        13.72
Sales charge--4.25% of
  public offering price                   .62              .62              .61
                               --------------   --------------   --------------
Maximum offering price         $        14.68   $        14.52   $        14.33
                               ==============   ==============   ==============
Class B Shares
Net Assets                     $   21,302,644   $   50,805,669   $   40,497,682
Shares of capital stock
  outstanding                       1,514,610        3,655,228        2,952,152
                               --------------   --------------   --------------
Net asset value and offering
  price per share              $        14.06   $        13.90   $        13.72
                               ==============   ==============   ==============
Class C Shares
Net Assets                     $   23,722,458   $   54,194,685   $   28,769,130
Shares of capital stock
  outstanding                       1,686,976        3,899,338        2,096,259
                               --------------   --------------   --------------
Net asset value and offering
  price per share              $        14.06   $        13.90   $        13.72
                               ==============   ==============   ==============


See notes to financial statements.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 89


STATEMENTS OF OPERATIONS
Six Months Ended March 31, 2006 (unaudited)

                                    California     Diversified      New York
                                    Municipal       Municipal       Municipal
                                    Portfolio       Portfolio       Portfolio
                                  =============   =============   =============
INVESTMENT INCOME
Income:
  Interest                        $  21,297,336   $  64,638,327   $  29,139,439
                                  -------------   -------------   -------------
Total income                         21,297,336      64,638,327      29,139,439
                                  -------------   -------------   -------------
Expenses:
  Management fee                      2,742,833       7,707,181       3,494,822
  Shareholder servicing fee             511,454       1,576,059         660,317
  Custodian fee                         131,551         237,296         147,353
  Transfer agent fee--
    Municipal Class                      16,915          55,266          20,238
  Transfer agent fee--Class A             7,051          16,868          13,173
  Transfer agent fee--Class B             4,900          12,999          13,946
  Transfer agent fee--Class C             5,423          13,527          10,006
  Distribution fees--Class A             51,131         115,326          64,137
  Distribution fees--Class B            118,538         294,944         226,876
  Distribution fees--Class C            131,546         307,449         162,313
  Auditing and tax fees                  23,353          57,929          28,795
  Printing fees                          20,769          57,243          29,873
  Registration fees                      20,260         123,022          38,605
  Legal fees                             17,281          40,420          19,965
  Directors' fees and expenses           10,755          35,187          11,336
  Miscellaneous                          18,631          52,444          31,048
                                  -------------   -------------   -------------
Total expenses                        3,832,391      10,703,160       4,972,803
  Less: expense offset
    arrangement                            (410)           (909)           (521)
                                  -------------   -------------   -------------
  Net expenses                        3,831,981      10,702,251       4,972,282
                                  -------------   -------------   -------------
Net investment income                17,465,355      53,936,076      24,167,157
                                  -------------   -------------   -------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENT
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions              (634,824)     (3,981,659)       (119,900)
  Futures transactions                  201,789         105,699         321,901
  Swap transactions                       8,337       1,548,606         287,249
                                  -------------   -------------   -------------
Net realized gain (loss) on
  investment transactions              (424,698)     (2,327,354)        489,250
                                  -------------   -------------   -------------
Net decrease in unrealized
  appreciation/(depreciation) of
  investments, futures and swaps    (13,104,063)    (38,554,016)    (18,972,070)
                                  -------------   -------------   -------------
Net realized and unrealized loss
  on investment transactions        (13,528,761)    (40,881,370)    (18,482,820)
                                  -------------   -------------   -------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $   3,936,594   $  13,054,706   $   5,684,337
                                  =============   =============   =============


See notes to financial statements.


90 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


STATEMENTS OF CHANGES IN NET ASSETS


                                                     California Municipal
                                                          Portfolio
                                                ===============================
                                                Six Months Ended
                                                    3/31/06        Year Ended
                                                  (unaudited)        9/30/05
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                           $   17,465,355   $   29,762,722
Net realized gain (loss) on investment
  transactions                                        (424,698)         354,068
Decrease in unrealized appreciation/
  (depreciation) of investments, futures
  and swaps                                        (13,104,063)     (10,356,391)
                                                --------------   --------------
Net increase in net assets resulting from
  operations                                         3,936,594       19,760,399
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                                  (16,453,918)     (27,333,546)
  Class A                                             (507,371)      (1,117,535)
  Class B                                             (269,999)        (671,269)
  Class C                                             (299,883)        (670,045)
                                                --------------   --------------
                                                   (17,531,171)     (29,792,395)
                                                --------------   --------------
Distributions from net realized gain on
  investment transactions
  Municipal Class                                           -0-        (600,291)
  Class A                                                   -0-         (27,031)
  Class B                                                   -0-         (24,289)
  Class C                                                   -0-         (23,809)
                                                --------------   --------------
                                                            -0-        (675,420)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS:
Net proceeds from sales of shares                  206,373,617      324,048,982
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions                        3,555,776        7,794,812
                                                --------------   --------------
Total proceeds from shares sold                    209,929,393      331,843,794
Cost of shares redeemed                           (114,710,060)    (197,962,811)
                                                --------------   --------------
Increase in net assets from capital-share
  transactions                                      95,219,333      133,880,983
                                                --------------   --------------
Net increase in net assets                          81,624,756      123,173,567

NET ASSETS
Beginning of period                              1,075,384,409      952,210,842
                                                --------------   --------------
End of period (a)                               $1,157,009,165   $1,075,384,409
                                                ==============   ==============
(a) Includes undistributed net investment
    income/(excess distributions) of:           $     (235,700)  $     (169,884)
                                                ==============   ==============


See notes to financial statements.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 91


                                                     Diversified Municipal
                                                           Portfolio
                                                ===============================
                                                Six Months Ended
                                                    3/31/06        Year Ended
                                                  (unaudited)        9/30/05
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                           $   53,936,076   $   91,004,516
Net realized gain (loss) on investment
  transactions                                      (2,327,354)          93,901
Decrease in unrealized appreciation/
  (depreciation) of investments, futures
  and swaps                                        (38,554,016)     (43,831,499)
                                                --------------   --------------
Net increase in net assets resulting from
  operations                                        13,054,706       47,266,918
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                                  (51,595,905)     (84,945,388)
  Class A                                           (1,157,586)      (2,586,427)
  Class B                                             (682,847)      (1,768,647)
  Class C                                             (711,531)      (1,660,315)
                                                --------------   --------------
                                                   (54,147,869)     (90,960,777)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS:
Net proceeds from sales of shares                  631,852,110      985,636,697
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions                        9,223,603       18,173,262
                                                --------------   --------------
Total proceeds from shares sold                    641,075,713    1,003,809,959
Cost of shares redeemed                           (293,859,675)    (564,369,617)
                                                --------------   --------------
Increase in net assets from capital-share
  transactions                                     347,216,038      439,440,342
                                                --------------   --------------
Net increase in net assets                         306,122,875      395,746,483

NET ASSETS
Beginning of period                              3,192,897,849    2,797,151,366
                                                --------------   --------------
End of period (a)                               $3,499,020,724   $3,192,897,849
                                                ==============   ==============
(a) Includes undistributed net investment
    income/(excess distributions) of:           $     (219,786)  $       (7,993)
                                                ==============   ==============


See notes to financial statements.


92 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                                       New York Municipal
                                                           Portfolio
                                                ===============================
                                                Six Months Ended
                                                    3/31/06        Year Ended
                                                  (unaudited)        9/30/05
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                           $   24,167,157   $   43,100,305
Net realized gain on investment
  transactions                                         489,250        1,717,857
Increase (decrease) in unrealized
  appreciation/ (depreciation) of
  investments, futures and swaps                   (18,972,070)     (21,490,657)
                                                --------------   --------------
Net increase in net assets resulting from
  operations                                         5,684,337       23,327,505
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                                  (22,632,283)     (39,335,597)
  Class A                                             (674,410)      (1,528,070)
  Class B                                             (558,291)      (1,267,103)
  Class C                                             (399,412)      (1,048,193)
                                                --------------   --------------
                                                   (24,264,396)     (43,178,963)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS:
Net proceeds from sales of shares                  215,858,329      388,609,059
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions                        6,093,043       12,522,489
                                                --------------   --------------
Total proceeds from shares sold                    221,951,372      401,131,548
Cost of shares redeemed                           (126,967,238)    (263,675,915)
                                                --------------   --------------
Increase in net assets from capital-share
  transactions                                      94,984,134      137,455,633
                                                --------------   --------------
Net increase in net assets                          76,404,075      117,604,175

NET ASSETS
Beginning of period                              1,404,264,403    1,286,660,228
                                                --------------   --------------
End of period (a)                               $1,480,668,478   $1,404,264,403
                                                ==============   ==============
(a) Includes undistributed net investment
    income/(excess distributions) of:           $      (91,176)  $        6,063
                                                ==============   ==============


See notes to financial statements.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 93


NOTES TO FINANCIAL STATEMENTS
March 31, 2006 (unaudited)

NOTE 1.

Organization and Significant Accounting Policies

The AllianceBernstein Intermediate Municipal Class A, B and C shares are shares of three Portfolios of the Sanford C. Bernstein Fund, Inc. (the "Fund"):
California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio (collectively, "Bernstein Intermediate Municipal Portfolios" or "Portfolios"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. Effective February 1, 2002, the Bernstein Portfolios commenced offering AllianceBernstein Intermediate Municipal Class A, AllianceBernstein Intermediate Municipal Class B and AllianceBernstein Intermediate Municipal Class C Shares (collectively, "Intermediate Municipal Retail Classes") in addition to the existing Municipal Class shares (each, a "Municipal Class"). These financial statements include only the Intermediate Municipal Portfolios. The financial highlights of the Municipal Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in


94 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (prior to February 24, 2006 known as Alliance Capital Management, L.P.) (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts

Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities and maintain as collateral an initial margin with the broker equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 95


Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

D. Taxes

Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

E. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains

Net investment income of each Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.


96 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

I. Interest Rate Swap Agreements

A Portfolio enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 97


the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.

NOTE 2.

Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors.

Each of the Portfolios pays the Adviser an investment management fee at an annual rate of up to .50% of the first $1 billion, .45% of the next $2 billion, ..40% of the next $2 billion and .35% in excess of $5 billion of the average daily net assets of the Portfolios. Prior to November 29, 2005, the Adviser received an investment management fee, at an annualized rate of up to .50% of the first $1 billion, .45% of the $2 billion and .40% in excess of $3 billion for the Portfolios.

B. Transfer Agency Agreement and Shareholder Servicing Agreement

Under a Transfer Agency Agreement, the Intermediate Municipal Retail Classes of the Portfolios compensate AllianceBernstein Investor Services, Inc. (prior to February 24, 2006 known as Alliance Global Investor Services, Inc.) ("ABIS"), a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide Omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2006 the compensation retained by ABIS amounted to: California Municipal Portfolio, $9,000; Diversified Municipal Portfolio, $20,648; and New York Municipal Portfolio, $12,281.

For the six months ended March 31, 2006, the expenses for the Retail Classes of the California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio were reduced under an expense offset arrangement with ABIS by $410, $909 and $521, respectively.

Under the Shareholder Servicing Agreement between the Sanford C. Bernstein Fund Inc. and the Adviser, the Adviser pays expenses it incurs in providing shareholder services to individual shareholders of the Portfolios (except the Retail Classes). Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions


98 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. This agreement applies only to the Municipal Class shares of the Portfolios. Under the agreement, the fee payable by each Municipal Class share to the Adviser for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month.

C. Distribution Arrangements--Municipal Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Municipal Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Municipal Class shares of the Portfolios. This agreement does not apply to the Intermediate Municipal Retail Classes of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of the Adviser.

D. Distribution Arrangements--Intermediate Municipal Retail Classes

The Intermediate Municipal Retail Classes of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investments, Inc. (prior to February 24, 2006 known as AllianceBernstein Investment Research and Management, Inc.) (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                                    Class B          Class C
                                                ==============   ==============
California Municipal                            $      608,393   $      727,812
Diversified Municipal                                  982,970        1,272,139
New York Municipal                                   1,135,983          859,227

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 99


that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B or C shares.

E. Other Transactions with Affiliates

Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2006 as follows:

                           Front-End       Contingent Deferred Sales Charges
                         Sales Charges  ---------------------------------------
Portfolio                   Class A       Class A       Class B       Class C
-------------------------------------------------------------------------------
California Municipal        $  846        $   -0-       $ 9,424        $  689
Diversified Municipal        1,301            -0-        36,753         2,242
New York Municipal           1,525         1,991         26,804         1,247

NOTE 3.

Investment Security Transactions

Purchases and Sales

For the period from October 1, 2004 through September 30, 2005, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                          Purchases      Purchases         Sales
                       Excluding U.S.     of U.S.     Excluding U.S.   Sales of U.S.
                         Government     Government      Government      Government
                         Securities     Securities      Securities      Securities
--------------------------------------------------------------------------------------
California Municipal    $230,803,057         $ -0-     $161,409,802         $  -0-
Diversified Municipal    809,890,476           -0-      559,675,427            -0-
New York Municipal       242,699,528           -0-      243,212,086            -0-

NOTE 4.

Risk Involved in Investing in the Portfolios

Interest rate risk and credit risk--Interest rate risk is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer


100 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Credit Risk--The California Municipal Portfolio and the New York Municipal Portfolio invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Portfolios enterinto contracts that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios has not had prior claims or losses pursuant to these indemnifications provisions and expect the risk of loss thereunder to be remote.

NOTE 5.

Risks Involved in Futures Contracts

All Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 6.

Capital-Share Transactions

The Fund has authorized 7.8 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2006, 7.5 billion are divided into 12 Portfolios. It has allocated 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes and 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes. Share transact-


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 101


tions for the Intermediate Municipal Portfolios for the six months ended March 31, 2006, and for the year ended September 30, 2005, were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
California              Ended       Year Ended        Ended        Year Ended
Municipal          March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio            (unaudited)       2005       (unaudited)         2005
-----------          ------------  ------------  --------------  --------------
Municipal Class
Shares sold           14,174,089    21,434,750  $  200,578,253  $  307,063,523
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions          196,690       414,093       2,784,335       5,934,834
-------------------------------------------------------------------------------
Shares redeemed       (6,684,168)  (11,381,962)    (94,559,568)   (163,180,906)
-------------------------------------------------------------------------------
Net increase           7,686,611    10,466,881     108,803,020     149,817,451
===============================================================================
Beginning of period   69,085,237    58,618,356     968,230,834     818,413,383
===============================================================================
End of period         76,771,848    69,085,237  $1,077,033,854  $  968,230,834
===============================================================================

Intermediate
  Municipal
  Class A Shares
Shares sold              354,345       956,855  $    5,015,586  $   13,703,260
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions           25,251        58,866         357,393         843,393
-------------------------------------------------------------------------------
Shares converted
  from Class B               893        50,349          12,647         722,083
-------------------------------------------------------------------------------
Shares redeemed         (708,931)   (1,108,320)    (10,025,860)    (15,850,412)
-------------------------------------------------------------------------------
Net decrease            (328,442)      (42,250)     (4,640,234)       (581,676)
===============================================================================
Beginning of period    2,628,962     2,671,212      37,856,603      38,438,279
===============================================================================
End of period          2,300,520     2,628,962  $   33,216,369  $   37,856,603
===============================================================================

Intermediate
  Municipal
  Class B Shares
Shares sold               22,577        31,283  $      320,547  $      449,100
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions           14,627        36,862         207,082         528,386
-------------------------------------------------------------------------------
Shares converted
  to Class A                (893)      (50,375)        (12,647)       (722,083)
-------------------------------------------------------------------------------
Shares redeemed         (353,726)     (668,920)     (5,001,681)     (9,570,894)
-------------------------------------------------------------------------------
Net decrease            (317,415)     (651,150)     (4,486,699)     (9,315,491)
===============================================================================
Beginning of period    1,832,025     2,483,175      26,334,637      35,650,128
===============================================================================
End of period          1,514,610     1,832,025  $   21,847,938  $   26,334,637
===============================================================================


102 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
California              Ended       Year Ended        Ended        Year Ended
Municipal          March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio            (unaudited)       2005       (unaudited)         2005
-----------          ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class C Shares
Shares sold               31,622       147,263  $      446,584  $    2,111,016
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions           14,623        34,066         206,966         488,199
-------------------------------------------------------------------------------
Shares redeemed         (361,153)     (602,915)     (5,110,304)     (8,638,516)
-------------------------------------------------------------------------------
Net decrease            (314,908)     (421,586)     (4,456,754)     (6,039,301)
===============================================================================
Beginning of period    2,001,884     2,423,470      28,833,785      34,873,086
===============================================================================
End of period          1,686,976     2,001,884  $   24,377,031  $   28,833,785
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
Diversified             Ended       Year Ended        Ended        Year Ended
Municipal         March 31, 2006   September 30, March 31, 2006   September 30,
Portfolio            (unaudited)        2005       (unaudited)        2005
-----------          ------------  ------------  --------------  --------------
Municipal Class
Shares sold           44,466,957    67,306,052  $  622,068,157  $  954,163,543
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends              549,549     1,025,694       7,690,007      14,537,618
-------------------------------------------------------------------------------
Shares redeemed      (17,474,505)  (32,601,964)   (244,380,717)   (461,940,395)
-------------------------------------------------------------------------------
Net increase          27,542,001    35,729,782     385,377,447     506,760,766
===============================================================================
Beginning of period  211,642,663   175,912,881   2,936,487,756   2,429,726,990
===============================================================================
End of period        239,184,664   211,642,663  $3,321,865,203  $2,936,487,756
===============================================================================

Intermediate
  Municipal
  Class A Shares
Shares sold              503,158     1,418,380  $    7,046,986  $   20,132,758
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               51,666       115,543         723,320       1,638,421
-------------------------------------------------------------------------------
Shares converted
  from Class B            59,569       157,152         831,957       2,222,023
-------------------------------------------------------------------------------
Shares redeemed       (1,435,225)   (2,905,957)    (20,077,736)    (41,230,449)
-------------------------------------------------------------------------------
Net decrease            (820,832)   (1,214,882)    (11,475,473)    (17,237,247)
===============================================================================
Beginning of period    5,925,090     7,139,972      84,215,672     101,452,919
===============================================================================
End of period          5,104,258     5,925,090  $   72,740,199  $   84,215,672
===============================================================================


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 103


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
Diversified             Ended       Year Ended        Ended        Year Ended
Municipal          March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio            (unaudited)       2005       (unaudited)         2005
-----------          ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class B Shares
Shares sold               27,346       201,550  $      382,425  $    2,864,835
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               32,415        81,542         453,868       1,156,539
-------------------------------------------------------------------------------
Shares converted
  to Class A             (59,574)     (157,197)       (831,957)     (2,222,023)
-------------------------------------------------------------------------------
Shares redeemed       (1,040,696)   (2,160,430)    (14,559,769)    (30,611,828)
-------------------------------------------------------------------------------
Net decrease          (1,040,509)   (2,034,535)    (14,555,433)    (28,812,477)
===============================================================================
Beginning of period    4,695,737     6,730,272      66,505,842      95,318,319
===============================================================================
End of period          3,655,228     4,695,737  $   51,950,409  $   66,505,842
===============================================================================

Intermediate
  Municipal
  Class C Shares
Shares sold              108,707       440,590  $    1,522,585  $    6,253,538
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               25,454        59,271         356,408         840,684
-------------------------------------------------------------------------------
Shares redeemed       (1,001,320)   (2,000,134)    (14,009,496)    (28,364,922)
-------------------------------------------------------------------------------
Net decrease            (867,159)   (1,500,273)    (12,130,503)    (21,270,700)
===============================================================================
Beginning of period    4,766,497     6,266,770      67,792,723      89,063,423
===============================================================================
End of period          3,899,338     4,766,497  $   55,662,220  $   67,792,723
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
New York                Ended       Year Ended        Ended        Year Ended
Municipal          March 31, 2006  September 30, March 31, 2006   September 30,
Portfolio            (unaudited)       2005       (unaudited)          2005
-----------          ------------  ------------  --------------  --------------
Municipal Class
Shares sold           15,340,042    26,547,744  $  212,078,706  $  372,003,374
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends              356,667       701,028       4,932,890       9,824,232
-------------------------------------------------------------------------------
Shares redeemed       (7,537,076)  (15,053,132)   (104,201,906)   (210,928,598)
-------------------------------------------------------------------------------
Net increase           8,159,633    12,195,640     112,809,690     170,899,008
===============================================================================
Beginning of period   91,649,286    79,453,646   1,250,318,289   1,079,419,281
===============================================================================
End of period         99,808,919    91,649,286  $1,363,127,979  $1,250,318,289
===============================================================================


104 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
New York                Ended       Year Ended        Ended        Year Ended
Municipal          March 31, 2006  September 30,  March 31, 2006   September 30,
Portfolio            (unaudited)       2005        (unaudited)        2005
-----------          ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class A Shares
Shares sold              170,318       698,228  $    2,350,771  $    9,785,713
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               39,688        87,840         548,614       1,230,549
-------------------------------------------------------------------------------
Shares converted
  from Class B             5,362        78,587          74,057       1,099,352
-------------------------------------------------------------------------------
Shares redeemed         (433,890)   (1,492,557)     (5,994,533)    (20,880,330)
-------------------------------------------------------------------------------
Net decrease            (218,522)     (627,902)     (3,021,091)     (8,764,716)
===============================================================================
Beginning of period    3,217,902     3,845,804      45,196,625      53,961,341
===============================================================================
End of period          2,999,380     3,217,902  $   42,175,534  $   45,196,625
===============================================================================

Intermediate
  Municipal
  Class B Shares
Shares sold               53,967       187,179  $      746,945  $    2,625,061
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               30,350        68,721         419,450         962,490
-------------------------------------------------------------------------------
Shares converted
  to Class A              (5,362)      (78,669)        (74,057)     (1,099,352)
-------------------------------------------------------------------------------
Shares redeemed         (642,565)     (786,711)     (8,871,510)    (11,010,516)
-------------------------------------------------------------------------------
Net decrease            (563,610)     (609,480)     (7,779,172)     (8,522,317)
===============================================================================
Beginning of period    3,515,762     4,125,242      49,444,786      57,967,103
===============================================================================
End of period          2,952,152     3,515,762  $   41,665,614  $   49,444,786
===============================================================================

Intermediate
  Municipal
  Class C Shares
Shares sold               43,975       220,479  $      607,850  $    3,095,559
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               13,896        36,044         192,089         505,218
-------------------------------------------------------------------------------
Shares redeemed         (566,879)   (1,410,557)     (7,825,232)    (19,757,119)
-------------------------------------------------------------------------------
Net decrease            (509,008)   (1,154,034)     (7,025,293)    (16,156,342)
===============================================================================
Beginning of period    2,605,267     3,759,301      36,941,753      53,098,095
===============================================================================
End of period          2,096,259     2,605,267  $   29,916,460  $   36,941,753
===============================================================================


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 105


NOTE 7.

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2006 will be determined at the end of the fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 were as follows:

California Municipal                                 2005             2004
                                                ==============   ==============
Distributions paid from:
  ordinary income                               $      608,022   $    1,078,849
Net long-term capital gains                            257,140          584,016
                                                --------------   --------------
Total taxable distributions paid                       865,162        1,662,865
Tax exempt distributions                            29,602,653       24,422,628
                                                --------------   --------------
Total distributions paid                        $   30,467,815   $   26,085,493
                                                ==============   ==============

Diversified Municipal                                2005             2004
                                                ==============   ==============
Distributions paid from:
  ordinary income                               $      983,998   $    2,700,837
                                                --------------   --------------
Total taxable distributions paid                       983,998        2,700,837
Tax exempt distributions                            89,976,779       77,360,866
                                                --------------   --------------
Total distributions paid                        $   90,960,777   $   80,061,703
                                                ==============   ==============

New York Municipal                                   2005             2004
                                                ==============   ==============
Distributions paid from:
  ordinary income                               $      394,308   $    1,067,657
                                                --------------   --------------
Total taxable distributions paid                       394,308        1,067,657
Tax exempt distributions                            42,784,655       38,705,448
                                                --------------   --------------
Total distributions paid                        $   43,178,963   $   39,773,105
                                                ==============   ==============

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                      Accumulated                     Total
                                      Capital and   Unrealized     Accumulated
                         Ordinary     Other Gains  Appreciation/    Earnings/
                         Income(a)    (Losses)(b)  Depreciation(c) (Deficit)(d)
-------------------------------------------------------------------------------
California Municipal    $  756,170   $(2,122,815)   $16,386,194    $15,019,549
Diversified Municipal    2,831,820    (5,593,133)    43,464,135     40,702,822
New York Municipal       1,262,158    (1,041,094)    23,398,194     23,619,258

(a)  includes tax exempt income as shown below:

-------------------------------------------------------------------------------
California Municipal                 $   756,170
Diversified Municipal                  2,781,491
New York Municipal                     1,247,841


106 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


(b) At September 30, 2005, the following Portfolios had capital loss carryforwards as shown below:

                                        Capital Loss
                                     Carryforward Amount      Expiration
-------------------------------------------------------------------------------
California Municipal                     $2,122,815            9/30/2013
Diversified Municipal                     1,541,518            9/30/2009
Diversified Municipal                     4,051,615            9/30/2013
New York Municipal                        1,041,094            9/30/2009

(c) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, straddles, mark to market of futures and swap income (loss).

(d) The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividend payable.

During the year ended September 30, 2005, capital loss carryforwards were utilized by the Portfolios as shown below:

                                                             Capital Loss
                                                             Carryforward
                                                               Utilized
-------------------------------------------------------------------------------
New York Municipal                                            $1,172,858

NOTE 8.

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 107


of losses suffered by the fund due to market timing, and (ii) proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; however, the Portfolios did not have their fees reduced; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Funds, will introduce governance and compliance changes.

A special committee of the AllianceBernstein's Board of Directors, comprised of the members of the AllianceBernstein's Audit Committee and the other independent member of the AllianceBernstein's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the independent directors of the Sanford C. Bernstein Fund, Inc. have designated an independent economic consultant and independent counsel to investigate the above-mentioned matters.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee


108 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). All of the actions removed to federal court were also transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 109


On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 26, 2006, the Adviser, Alliance Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. On April 11, 2006, the Court dismissed the Writ and later granted defendants a 30-day stay to file an appeal. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services,
(ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and puni- tive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fundrelated fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the Funds.


110 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. Plaintiffs have moved for leave to amend their consolidated complaint.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 111


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Intermediate California
                                                          Municipal Portfolio
                                    ---------------------------------------------------------------
                                                             Class A Shares
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended                                             February 1,
                                      March 31,           Year Ended September 30,        2002(b) to
                                        2006     -------------------------------------   September 30,
                                    (unaudited)      2005        2004(a)       2003         2002
                                    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                            $14.23       $14.38       $14.46       $14.59       $14.22

INCOME FROM INVESTMENT
  OPERATIONS:
Investment income, net+                  0.21         0.40         0.40         0.43         0.30
Net realized and unrealized
  gain (loss) on investment
  and futures transactions               (.17)       (0.14)       (0.07)       (0.13)        0.37
Total from investment
  operations                             0.04         0.26         0.33         0.30         0.67

LESS DIVIDENDS AND
  DISTRIBUTIONS:
Dividends from taxable net
  investment income                        -0-          -0-       (0.02)       (0.02)          -0-
Dividends from tax-exempt net
  investment income                     (0.21)       (0.40)       (0.38)       (0.41)       (0.30)
Distributions from net realized
  gain on investment
  transactions                             -0-       (0.01)       (0.01)          -0-          -0-
Total dividends and
  distributions                         (0.21)       (0.41)       (0.41)       (0.43)       (0.30)
Net asset value, end of period         $14.06       $14.23       $14.38       $14.46       $14.59
Total return(c)                          0.28%        1.84%        2.32%        2.13%        4.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $32,350      $37,420      $38,422      $53,570      $34,909
Average net assets
  (000 omitted)                       $33,809      $39,846      $45,228      $44,288      $15,046
Ratio of expenses to average
  net assets                             0.90%*(d)    0.89%        0.88%        0.90%        0.97%*
Ratio of net investment income
  to average net assets                  2.97%*(d)    2.80%        2.79%        3.00%        2.98%*
Portfolio turnover rate                    15%          30%          52%          44%          31%


See footnote summary on page 121.


112 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                        Intermediate California
                                                          Municipal Portfolio
                                    ---------------------------------------------------------------
                                                             Class B Shares
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended                                             February 1,
                                      March 31,           Year Ended September 30,        2002(b) to
                                        2006     -------------------------------------   September 30,
                                    (unaudited)      2005        2004(a)       2003         2002
                                    -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $14.24       $14.39       $14.46       $14.59       $14.22

INCOME FROM INVESTMENT
  OPERATIONS:
Investment income, net+                  0.16         0.30         0.30         0.33         0.23
Net realized and unrealized
  gain (loss) on investment
  and futures transactions              (0.18)       (0.14)       (0.06)       (0.13)        0.37
Total from investment
  operations                            (0.02)        0.16         0.24         0.20         0.60

LESS DIVIDENDS AND
  DISTRIBUTIONS:
Dividends from taxable net
  investment income                        -0-          -0-       (0.01)       (0.02)          -0-
Dividends from tax-exempt net
  investment income                     (0.16)       (0.30)       (0.29)       (0.31)       (0.23)
Distributions from net realized
  gain on investment
  transactions                             -0-       (0.01)       (0.01)          -0-          -0-
Total dividends and
  distributions                         (0.16)       (0.31)       (0.31)       (0.33)       (0.23)
Net asset value, end of period         $14.06       $14.24       $14.39       $14.46       $14.59
Total return(c)                         (0.14)%       1.14%        1.67%        1.41%        4.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $21,303      $26,081      $35,723      $39,915      $18,688
Average net assets
  (000 omitted)                       $23,514      $31,933      $37,989      $30,679      $ 8,396
Ratio of expenses to average
  net assets                             1.60%*(d)    1.59%        1.58%        1.61%        1.68%*
Ratio of net investment income
  to average net assets                  2.27%*(d)    2.10%        2.08%        2.29%        2.27%*
Portfolio turnover rate                    15%          30%          52%          44%          31%


See footnote summary on page 121.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 113


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Intermediate California
                                                          Municipal Portfolio
                                    ---------------------------------------------------------------
                                                             Class C Shares
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended                                             February 1,
                                      March 31,           Year Ended September 30,        2002(b) to
                                        2006     -------------------------------------   September 30,
                                    (unaudited)      2005        2004(a)       2003         2002
                                    -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $14.23       $14.38       $14.46       $14.59       $14.22

INCOME FROM INVESTMENT
  OPERATIONS:
Investment income, net+                  0.16         0.30         0.29         0.33         0.23
Net realized and unrealized
  gain (loss) on investment
  and futures transactions              (0.17)       (0.14)       (0.07)       (0.13)        0.37
Total from investment
  operations                            (0.01)        0.16         0.22         0.20         0.60

LESS DIVIDENDS AND
  DISTRIBUTIONS:
Dividends from taxable net
  investment income                        -0-          -0-       (0.01)       (0.02)          -0-
Dividends from tax-exempt
  net investment income                 (0.16)       (0.30)       (0.28)       (0.31)       (0.23)
Distributions from net realized
  gain on investment
  transactions                             -0-       (0.01)       (0.01)          -0-          -0-
Total dividends and
  distributions                         (0.16)       (0.31)       (0.30)       (0.33)       (0.23)
Net asset value, end of period         $14.06       $14.23       $14.38       $14.46       $14.59
Total return(c)                         (0.07)%       1.13%        1.60%        1.41%        4.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $23,722      $28,495      $34,859      $50,071      $23,746
Average net assets
  (000 omitted)                       $26,095      $31,861      $41,835      $37,992      $10,538
Ratio of expenses to average
  net assets                             1.60%*(d)    1.59%        1.58%        1.61%        1.68%*
Ratio of net investment income
  to average net assets                  2.27%*(d)    2.10%        2.09%        2.28%        2.28%*
Portfolio turnover rate                    15%          30%          52%          44%          31%


See footnote summary on page 121.


114 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                       Intermediate Diversified
                                                          Municipal Portfolio
                                    ---------------------------------------------------------------
                                                             Class A Shares
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended                                             February 1,
                                      March 31,           Year Ended September 30,        2002(b) to
                                        2006     -------------------------------------   September 30,
                                    (unaudited)      2005        2004(a)       2003         2002
                                    -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $14.07       $14.27       $14.35       $14.37       $14.01

INCOME FROM INVESTMENT
  OPERATIONS:
Investment income, net+                  0.21         0.40         0.42         0.47         0.33
Net realized and unrealized
  gain (loss) on investment and
  futures transactions                  (0.17)       (0.20)       (0.08)       (0.02)        0.36
Total from investment
  operations                             0.04         0.20         0.34         0.45         0.69

LESS DIVIDENDS:
Dividends from taxable net
  investment income                        -0-          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                     (0.21)       (0.40)       (0.41)       (0.46)       (0.33)
Total dividends                         (0.21)       (0.40)       (0.42)       (0.47)       (0.33)
Net asset value, end of period         $13.90       $14.07       $14.27       $14.35       $14.37
Total return(c)                          0.28%        1.43%        2.39%        3.22%        5.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $70,938      $83,353     $101,899     $140,781      $81,944
Average net assets
  (000 omitted)                       $76,257      $91,283     $122,195     $117,219      $40,750
Ratio of expenses to average
  net assets                             0.88%*(d)    0.87%        0.87%        0.88%        0.94%*
Ratio of net investment income
  to average net assets                  3.00%*(d)    2.83%        2.95%        3.28%        3.42%*
Portfolio turnover rate                    17%          28%          41%          38%          22%


See footnote summary on page 121.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 115


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      Intermediate Diversified
                                                         Municipal Portfolio
                                    ---------------------------------------------------------------
                                                            Class B Shares
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended                                             February 1,
                                      March 31,           Year Ended September 30,        2002(b) to
                                        2006     -------------------------------------   September 30,
                                    (unaudited)      2005        2004(a)       2003         2002
                                    -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $14.07       $14.27       $14.35       $14.38       $14.01

INCOME FROM INVESTMENT
  OPERATIONS:
Investment income, net+                  0.16         0.30         0.32         0.37         0.27
Net realized and unrealized
  gain (loss) on investment
  and futures transactions              (0.17)       (0.20)       (0.08)       (0.03)        0.37
Total from investment
  operations                            (0.01)        0.10         0.24         0.34         0.64

LESS DIVIDENDS:
Dividends from taxable net
  investmentincome                         -0-          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                     (0.16)       (0.30)       (0.31)       (0.36)       (0.27)
Total dividends                         (0.16)       (0.30)       (0.32)       (0.37)       (0.27)
Net asset value, end of period         $13.90       $14.07       $14.27       $14.35       $14.38
Total return(c)                         (0.07)%       0.73%        1.68%        2.43%        4.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $50,806      $66,067     $ 96,064     $115,690      $53,115
Average net assets
  (000 omitted)                       $58,508      $82,895     $106,491     $ 89,102      $26,153
Ratio of expenses to average
  net assets                             1.58%*(d)    1.57%        1.57%        1.59%        1.65%*
Ratio of net investment income
  to average net assets                  2.31%*(d)    2.13%        2.25%        2.58%        2.75%*
Portfolio turnover rate                    17%          28%          41%          38%          22%


See footnote summary on page 121.


116 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Intermediate Diversified
                                                          Municipal Portfolio
                                    ---------------------------------------------------------------
                                                             Class C Shares
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended                                             February 1,
                                      March 31,           Year Ended September 30,        2002(b) to
                                        2006     -------------------------------------   September 30,
                                    (unaudited)      2005        2004(a)       2003         2002
                                    -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $14.07       $14.27       $14.35       $14.37       $14.01

INCOME FROM INVESTMENT
  OPERATIONS:
Investment income, net+                  0.16         0.30         0.32         0.37         0.27
Net realized and unrealized
  gain (loss) on investment
  and futures transactions              (0.17)       (0.20)       (0.08)       (0.02)        0.36
Total from investment
  operations                            (0.01)        0.10         0.24         0.35         0.63

LESS DIVIDENDS:
Dividends from taxable net
  investment income                        -0-          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                     (0.16)       (0.30)       (0.31)       (0.36)       (0.27)
Total dividends                         (0.16)       (0.30)       (0.32)       (0.37)       (0.27)
Net asset value, end of period         $13.90       $14.07       $14.27       $14.35       $14.37
Total return(c)                         (0.07)%       0.73%        1.68%        2.50%        4.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $54,195      $67,057     $ 89,439     $112,298      $51,419
Average net assets
  (000 omitted)                       $60,988      $77,793     $103,098     $ 86,028      $24,113
Ratio of expenses to average
  net assets                             1.58%*(d)    1.57%        1.57%        1.59%        1.65%*
Ratio of net investment income
  to average net assets                  2.30%*(d)    2.14%        2.25%        2.57%        2.71%*
Portfolio turnover rate                    17%          28%          41%          38%          22%


See footnote summary on page 121.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 117


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate New York
                                                          Municipal Portfolio
                                    ---------------------------------------------------------------
                                                             Class A Shares
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended                                             February 1,
                                      March 31,           Year Ended September 30,        2002(b) to
                                        2006     -------------------------------------   September 30,
                                    (unaudited)      2005        2004(a)       2003         2002
                                    -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $13.90       $14.11       $14.21       $14.22       $13.82

INCOME FROM INVESTMENT
  OPERATIONS:
Investment income, net+                  0.22         0.43         0.43         0.46         0.32
Net realized and unrealized
  gain (loss) on investment
  and futures transactions              (0.18)       (0.21)       (0.10)       (0.01)        0.40
Total from investment
  operations                             0.04         0.22         0.33         0.45         0.72

LESS DIVIDENDS:
Dividends from taxable net
  investment income                        -0-          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                     (0.22)       (0.43)       (0.42)       (0.45)       (0.32)
Total dividends                         (0.22)       (0.43)       (0.43)       (0.46)       (0.32)
Net asset value, end of period         $13.72       $13.90       $14.11       $14.21       $14.22
Total return(c)                          0.27%        1.55%        2.37%        3.25%        5.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $41,162      $44,730      $54,246      $78,518      $36,760
Average net assets
  (000 omitted)                       $42,409      $50,252      $67,768      $59,445      $19,608
Ratio of expenses to average
  net assets                             0.92%*(d)    0.90%        0.88%        0.90%        0.95%*
Ratio of net investment income
  to average net assets                  3.14%*(d)    3.04%        3.07%        3.22%        3.39%*
Portfolio turnover rate                    17%          32%          39%          29%          37%


See footnote summary on page 121.


118 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate New York
                                                          Municipal Portfolio
                                    ---------------------------------------------------------------
                                                             Class B Shares
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended                                             February 1,
                                      March 31,           Year Ended September 30,        2002(b) to
                                        2006     -------------------------------------   September 30,
                                    (unaudited)      2005        2004(a)       2003         2002
                                    -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $13.89       $14.10       $14.20       $14.22       $13.82

INCOME FROM INVESTMENT
  OPERATIONS:
Investment income, net+                  0.17         0.33         0.33         0.36         0.26
Net realized and unrealized
  gain (loss) on investment
  and futures transactions              (0.17)       (0.21)       (0.10)       (0.02)        0.40
Total from investment
  operations                             0.00(e)      0.12         0.23         0.34         0.66

LESS DIVIDENDS:
Dividends from taxable net
  investment income                        -0-          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                     (0.17)       (0.33)       (0.32)       (0.35)       (0.26)
Total dividends                         (0.17)       (0.33)       (0.33)       (0.36)       (0.26)
Net asset value, end of period         $13.72       $13.89       $14.10       $14.20       $14.22
Total return(c)                         (0.01)%       0.85%        1.67%        2.45%        4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $40,498      $48,851      $58,167      $62,916      $25,635
Average net assets
  (000 omitted)                       $45,005      $54,088      $61,357      $45,137      $12,577
Ratio of expenses to average
  net assets                             1.62%*(d)    1.60%        1.58%        1.61%        1.67%*
Ratio of net investment income
  to average net assets                  2.45%*(d)    2.34%        2.37%        2.52%        2.69%*
Portfolio turnover rate                    17%          32%          39%          29%          37%


See footnote summary on page 121.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 119


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate New York
                                                          Municipal Portfolio
                                    ---------------------------------------------------------------
                                                             Class C Shares
                                    ---------------------------------------------------------------
                                     Six Months
                                       Ended                                             February 1,
                                      March 31,           Year Ended September 30,        2002(b) to
                                        2006     -------------------------------------   September 30,
                                    (unaudited)      2005        2004(a)       2003         2002
                                    -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $13.90       $14.11       $14.21       $14.23       $13.82

INCOME FROM INVESTMENT
  OPERATIONS:
Investment income, net+                  0.17         0.33         0.34         0.36         0.26
Net realized and unrealized
  gain (loss) on investment
  and futures transactions              (0.18)       (0.21)       (0.11)       (0.02)        0.41
Total from investment
  operations                            (0.01)        0.12         0.23         0.34         0.67

LESS DIVIDENDS:
Dividends from taxable net
  investment income                        -0-          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                     (0.17)       (0.33)       (0.32)       (0.35)       (0.26)
Total dividends                         (0.17)       (0.33)       (0.33)       (0.36)       (0.26)
Net asset value, end of period         $13.72       $13.90       $14.11       $14.21       $14.23
Total return(c)                         (0.09)%       0.85%        1.66%        2.44%        4.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $28,769      $36,217      $53,033      $61,526      $17,847
Average net assets
  (000 omitted)                       $32,198      $44,688      $59,729      $39,493      $ 8,277
Ratio of expenses to average
  net assets                             1.62%*(d)    1.60%        1.58%        1.61%        1.66%*
Ratio of net investment income
  to average net assets                  2.45%*(d)    2.34%        2.37%        2.49%        2.65%*
Portfolio turnover rate                    17%          32%          39%          29%          37%


See footnote summary on page 121.


120 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


*  Annualized.

+  Based on average shares outstanding.

(a) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. For the year ended September 30, 2004, this change had no effect on net investment income per share and net realized and unrealized gain (loss) on investment transactions per share. The effect on the ratio of net investment income per share was as follows:

                                                Class A    Class B    Class C
                                              ---------------------------------
Intermediate California Municipal Portfolio       .00%       .00%       .00%
Intermediate Diversified Municipal Portfolio      .00%       .00%       .00%
Intermediate New York Municipal Portfolio         .00%       .01%       .01%


(b)  Commenced distribution on February 1, 2002.

(c) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d) The ratio includes expenses attributable to estimated costs of proxy solicitation.

(e)  Amount is less than $.005.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 121


RESULTS OF SHAREHOLDERS MEETING
(unaudited)

The Annual Meeting of Stockholders of Sanford C. Bernstein Fund (the "Fund") was held on December 6, 2005. The Meeting was originally scheduled to be held on November 15, 2005, however an insufficient number of votes had been received as of November 15, 2005 to constitute a quorum and the Meeting was therefore adjourned until December 6, 2005 in order to permit for additional time for the solicitation of proxies. At the December 6, 2005 Meeting, with respect to the first item of business, the election of Directors the required number of outstanding shares was voted in favor of the proposal, and the proposal was approved. A description of the proposal and number of shares voted at the Meeting are as follows:

1. The election of the Directors, each such Director to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

                                                    Withheld
                               Voted For            Authority
                       ----------------------------------------------
Irwin Engelman                482,138,928           3,375,067
Bart Friedman                 482,352,757           3,161,238
Roger Hertog                  481,543,420           3,970,575
William Kristol               474,455,075          11,058,920
Thomas B. Stiles II           482,140,530           3,373,465
Rosalie J. Wolf               482,546,822           2,967,173


122 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


BOARD OF DIRECTORS

Rosalie Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
Bart Friedman(1)(2)
William Kristol(1)(2)
Thomas B. Stiles, II(1)(2)


OFFICERS

Philip L. Kirstein, Senior Vice President &Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Emilie D. Wrapp, Secretary


Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Distributor+

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent+

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel

Willkie Farr & Gallagher LLP
787 Seventh Ave
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1)  Member of the Audit Committee and the Independent Directors Committee.

(2)  Member of the Governance, Nominating and Compensation Committee.

+  For the Intermediate Municipal Portfolios, Class A, B and C shares only.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 123


Board's Consideration of Investment Management Arrangements

The process relating to the annual review of the Investment Management Agreement between the Sanford C. Bernstein Fund, Inc. (the "Fund"), on behalf of each of its portfolios (each, a "Portfolio" and collectively, the "Portfolios"), and AllianceBernstein L.P. (the "Adviser") (the "Investment Management Agreement") commenced following receipt by the Adviser of a letter dated July 21, 2005, from counsel to the Directors who are not interested persons of the Fund (the "Independent Directors"). The letter contained a preliminary list of information required by the Independent Directors to conduct their annual review. The Directors received materials relating to the renewal of the Investment Management from the Adviser during September 2005. In addition, the Independent Directors received materials prepared by the Senior Officer, as described below. On September 28, 2005, the Directors held an in-person meeting to begin their review of the Investment Management Agreement and to consider an amendment proposed by the Adviser to the fee schedule, which included additional breakpoints at higher asset levels for the Intermediate Duration Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio, California Municipal Portfolio, Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio. Following discussion at this meeting, the Independent Directors requested that the Adviser propose a different amended schedule for certain of the Portfolios. On October 25, 2005, the Independent Directors met in executive session with counsel to the Independent Directors and the Senior Officer to review a revised proposal with respect to the fee schedule from the Adviser. On October 26, 2005, the Board of Directors held an in-person meeting to review the Investment Management Agreement and the revised proposal from the Adviser, which included a further reduction in the advisory fee rate for the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio. The Board considered the Adviser's amended proposal and in turn proposed additional reductions in fees for the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio. The Board of Directors, including the Independent Directors, determined to extend the Investment Management Agreement with the fee rates then in effect until December 1, 2005, to provide sufficient time for management to review the additional reductions proposed by the Board and the Board to consider the Adviser's responses to the Board's proposal. It was determined that the Board of Directors would meet at an in-person meeting on November 28, 2005 for the purpose of considering the renewal of the Investment Management Agreement for an additional annual term in light of the various proposals that had been made. Between October 26, 2005 and November 28, 2005, the Independent Directors, their counsel, and the Adviser considered additional proposed amendments to the fee schedule. At the November 28, 2005 meeting, the Board approved the advisory fee rate structure shown below under "Advisory Fee Rate Schedule."


124 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


In approving the continuation of the Investment Management Agreement for an additional annual term with the revised fee schedule, the Board of Directors considered all information it deemed reasonably necessary to evaluate the terms of the Agreement and considered whether continuance of the Agreement would be in the best interests of each respective Portfolio. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) information comparing the performance of the Portfolios to other investment companies with similar investment objectives and to one or more securities indices; (ii) information about the nature, extent and quality of investment and administrative services rendered by the Adviser; (iii) payments received by the Adviser from all sources in respect of the Portfolios and the Fund as a group; (iv) costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Portfolios and the Fund as a group; (v) comparative fee and expense data for the Portfolios and other investment companies with similar investment objectives; (vi) information about the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflect these economies of scale for the benefit of investors; (vii) the Adviser's policies and practices regarding allocation of portfolio transactions of the Portfolios, including the extent to which the Adviser benefits from soft dollar arrangements; (viii) information about "revenue sharing" arrangements that the Adviser may enter into in respect of any of the Portfolios; (ix) portfolio turnover rates of the Portfolios; (x) fall-out benefits which the Adviser and its affiliates may receive from their relationships to the Portfolios; (xi) information about fees charged by the Adviser to other like clients with similar investment objectives; (xii) professional experience and qualifications of the Fund's management teams and other senior personnel of the Adviser; and (xiii) the terms of the Investment Management Agreement.

The Directors also reviewed an independent evaluation from the Fund's Senior Officer (who is also the Fund's Independent Compliance Officer) of the reasonableness of the advisory fees in the Investment Management Agreement. This evaluation was contemplated by the September 2004 Assurance of Discontinuance between the Adviser and the New York Attorney General. In his evaluation, the Senior Officer concluded that the fees contained in the Adviser's September 28, 2005 proposal were reasonable with respect to the fixed-income Portfolios and recommended that the fees for the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio be reduced. The Directors noted that the Senior Officer's evaluation considered the following factors: management fees charged to institutional and other clients of the Adviser for like services; management fees charged by other mutual fund companies for like services; costs to the Adviser and its affiliates of supplying such services pursuant to the Investment Management Agreement, excluding any intra-corporate profit; profit margins of the Adviser and its affiliates from supplying such services; possible economies of scale as the Portfolios grow larger; and the nature and quality of the Adviser's services including the performance of the Portfolios.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 125


The matters discussed below were considered separately by the Independent Directors in several executive sessions, during which experienced counsel that is independent of the Adviser provided guidance to the Independent Directors. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement as amended, including the fees to be charged for services thereunder.

Fees and Expenses

The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio as proposed by the Adviser at the September 28, 2005 meeting (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives ("peer group"). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were prepared by Lipper, Inc. ("Lipper"), an independent provider of investment company data. Where applicable, the Board considered similarities and differences between each Portfolio and the other funds in its respective peer group. The Senior Officer also performed analyses of the advisory fees based upon hypothetical fee structures and asset levels, and compared such analyses to the Portfolios' peer groups.

The Board considered data based on information provided by Lipper, particularly that:

o the Short Duration Plus Portfolio's contractual management fee was at the median of its peer group, its actual management fee was above the median of its peer group, and its actual total expenses were below the median of its peer group.

o the U.S. Government Short Duration Portfolio's contractual management fee and actual management fee were above the median of its peer group, and its actual total expenses were at the median of its peer group.

o the Intermediate Duration Portfolio's contractual management fee was above the median of its peer group, its actual management fee was at the median of its peer group, and its actual total expenses were below the median of its peer group.

o the California Municipal Portfolio's contractual management fee and actual total expenses were below the median of its peer group, and its actual management fee was at the median of its peer group.


126 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


o the Diversified Municipal Portfolio's contractual management fee was above the median of its peer group, and its actual management fee and actual total expenses were below the median of its peer group.

o the New York Municipal Portfolio's contractual management fee and its actual total expenses were below the median of its peer group, and its actual management fee was above the median of its peer group.

o the Short Duration California Municipal Portfolio's contractual management fee was below the median of its peer group, its actual management fee was at the median of its peer group, and its actual total expenses were above the median of its peer group.

o the Short Duration Diversified Municipal Portfolio's contractual management fee, actual management fee and actual total expenses were above the median of its peer group.

o the Short Duration New York Municipal Portfolio's contractual management fee and actual management fee were above the median of its peer group, and its actual total expenses were below the median of its peer group.

o the International Portfolio's contractual management fee, actual management fee, and actual total expenses were above the median of its peer group

o the Tax-Managed International Portfolio's contractual management fee and actual total expenses were above the median of its peer group, and its actual management fee was at the median of its peer group.

o the Emerging Markets Portfolio's contractual management fee, actual management fee and actual total expenses were above the median of its peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Adviser.

On the basis of its review and consideration of the proposed fees as described above, the Board concluded that the fees shown below under "Advisory Fee Schedule Effective November 29, 2005" were reasonable.

Nature, Extent and Quality of Services

The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates. The Board used its knowledge and experience gained as directors of the Fund in evaluating the quality of the services of the Adviser, including the scope and quality of the Adviser's investment management capabilities, other resources


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 127


dedicated to performing its services and the quality of its administrative and other services provided to the Fund. Particularly, the Board considered the background and experience of the Adviser's senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Adviser, the Board was informed that in management's judgment, the Adviser has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. In particular, the Board was informed that the Adviser's investment staff consists of:

o In the case of the Fixed-Income Portfolios, there are 63 Fixed Income Portfolio Managers, 46 Fixed-Income Credit Research Analysts, 4 Structured Analysts, 8 Fixed-Income Economists, 8 Fixed-Income Quantitative Analysts and 7 Fixed-Income Traders.

o In the case of the International and Tax-Managed International Portfolios, there are 28 senior portfolio managers*, including 1 economist, 123 research analysts, including 100 fundamental and 23 quantitative, and 20 traders.

o Includes 8 members of the Style Blend Investment Team dedicated to managing style blend portfolios comprised of underlying investments in Bernstein Value and Alliance Growth portfolios.

o In the case of the Emerging Markets Portfolio, there are 19 senior portfolio managers*, including 1 economist, 94 research analysts, including 71 fundamental and 23 quantitative, and 18 traders.

o Includes 8 members of the Style Blend Investment Team dedicated to managing style blend portfolios comprised of underlying investments in Bernstein Value and Alliance Growth portfolios.

The Board also considered the allocation of responsibilities as well as the factors which impacted the making and implementing of investment decisions for the Portfolios.

The Board then reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality service to the Fund.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Adviser.

Fund Performance

The Board of Directors, including the Independent Directors, received and considered information about each Portfolio's investment performance, as well as the performance of its peer group and the performance of an appropriate bench-


128 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


mark index. The Board was provided with performance data versus each Portfolio's peer group, both before and after fees, for the 1-year, 3-year, 5-year and 10-year periods, as applicable, ended June 30, 2005 ("relevant periods") and versus each Portfolio's appropriate benchmark index, after fees, for the year to date, 1-year, 3-years, 5-years, 10-years and since inception periods, as applicable, ended June 30, 2005. Both the funds included in each Portfolio's peer group and the comparative performance data were provided to the Directors by Lipper. The Board noted that:

(i) the Short Duration Plus Portfolio underperformed the median of its peer group over the 1-year period both before and after fees, but that it outperformed the median of its peer group over the remaining relevant periods both before and after fees. The Portfolio outperformed its benchmark index, the Merrill Lynch 1-3 Year Treasury Index, over the 1-year and 3-year periods ended June 30, 2005. The Portfolio underperformed against the benchmark index for the year to date, 5-year, 10-year and since inception periods.

(ii) the U.S. Government Short Duration Portfolio performed at the median of its peer group over the 1-year period and below the median of its peer group over all remaining relevant periods, all after fees. The Portfolio outperformed the median of its peer group before fees over all relevant periods with the exception of the 10-year period over which it underperformed against the median. The Portfolio underperformed its benchmark index, the Merrill Lynch 1-3 Year Treasury Index, over all relevant periods.

(iii) the Intermediate Duration Portfolio performed at the median of its peer group over the 1-year and 3-year periods but underperformed against the median over the 5-year and 10-year periods, all net of fees. Before fees, the Portfolio underperformed its peer group over all relevant periods except the 3-year period over which it performed at the median of its peer group. The Portfolio underperformed its benchmark index, the Lehman Aggregate Bond Index, over all relevant periods except the 3-year period, over which it outperformed the benchmark index.

(iv) the Diversified Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

(v) the New York Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 129


Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

(vi) the California Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

(vii) the Short Duration Diversified Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 1 Year Municipal Bond Index, over the 1-year period and underperformed against the benchmark index for the remaining relevant periods.

(viii) the Short Duration New York Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 1 Year Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

(ix) the Short Duration California Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio also underperformed its benchmark index, the Lehman 1 Year Municipal Bond Index, over all relevant periods.

(x) the Tax-Managed International Portfolio underperformed the median of its peer group over all relevant periods except the 5-year and 10-year periods during which it performed at the median, all after fees. Before fees, the Portfolio underperformed against the median over the 1-year and 3-year periods, outperformed the median for the 5-year period and performed at the median for the 10-year period. The Portfolio outperformed its benchmark index, the MSCI EAFE Foreign-Stock Market Index, over the 5-year, 10-year and since inception periods, but underperformed against the benchmark index for the year to date, 1-year and 3-year periods.

(xi) the International Portfolio performed at the median of its peer group over the 3-year period but underperformed against the median over the 1-year and 5-year periods, all net of fees. Before fees, the Portfolio underperformed its peer group over the 1-year period, but outper-


130 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


formed its peer group over the 3-year and 5-year periods. The Portfolio outperformed its benchmark index, the MSCI EAFE Foreign-Stock Market Index over the 5-year and since inception periods, but underperformed against the benchmark index for the year to date, 1-year and 3-year periods.

(xii) the Emerging Markets Portfolio substantially outperformed the median of its peer group over the 1-year, 3-year and 5-year periods both before and after fees. The Portfolio outperformed its benchmark index, the MSCI Emerging Markets Index, over the 1-year, 3-year, 5-year and since inception periods but underperformed the benchmark index over the year to date period.

The Board noted that the underperformance of some of the Portfolios net of fees versus their respective indices was at least partly due to the fact that the Portfolios' benchmarks do not account for the fees that would be charged if an entity were able to replicate them and offer them to retail investors. The Board also noted that the duration of each of the fixed-income Portfolios is shorter than the implied duration of the Portfolios' peer categories. These differences have a substantial impact to the performance of the fixed-income Portfolios.

The Board concluded that the performance generated by the Adviser was satisfactory.

Profitability

The Board of Directors, including the Independent Directors, considered the level of the Adviser's profits in respect of its management of the Fund. The materials provided to the Independent Directors included a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2003 and 2004 which had been reviewed by an independent consultant retained by the Senior Officer. The Directors also reviewed information in respect of 2004 that had been prepared with revised expense allocation methodology, which had also been reviewed by the Senior Officer's independent consultant. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed that there is no generally accepted allocation methodology for information of this type. The Directors also received a presentation from the independent consultant which reviewed the Adviser's methods of calculating profitability.

After reviewing all relevant factors, the Board of Directors, including the Independent Directors, concluded that the level of the Adviser's profits in respect of its management of the Fund was reasonable.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 131


Economies of Scale

The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors also considered a presentation by an independent consultant discussing economies of scale issues in the mutual fund industry.

The Board concluded that each Portfolio's breakpoint arrangements could result in a sharing of economies of scale.

Other Benefits to the Adviser

The Board of Directors, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser as service providers to the Portfolios, including for administrative and transfer agency services, as well as the extent to which the Adviser benefits from soft dollar arrangements. It also considered other benefits potentially derived from an increase in the Adviser's business as a result of its relationship with the Fund.

The Board concluded that other ancillary benefits that the Adviser could be expected to receive with regard to providing investment advisory and other services to the Fund, such as those noted above, were reasonable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board concluded that the advisory fee rates for the New York Municipal, California Municipal, Diversified Municipal, Intermediate Duration, Tax Managed International, International and Emerging Markets Portfolios should be amended as follows.

                    Advisory Fee Schedule Effective
                           November 29, 2005                  Previous Advisory Fee Schedule
----------------------------------------------------------------------------------------------
New York         .50% of the first $1 billion;                .50% of the first $1 billion;
Municipal        .45% of assets in excess of $1 billion       .45% of assets in excess
Portfolio        up to, but not exceeding $3 billion;         of $1 billion up to, but
                 .40% of assets in excess of $3 billion       not exceeding $3 billion;
                 up to, but not exceeding $5 billion;         .40% of assets in excess
                 .35% of assets in excess of $5 billion       of $3 billion

California       .50% of the first $1 billion;                .50% of the first $1 billion;
Municipal        .45% of assets in excess of $1 billion       .45% of assets in excess
Portfolio        up to, but not exceeding $3 billion;         of $1 billion up to, but
                 .40% of assets in excess of $3 billion       not exceeding $3 billion;
                 up to, but not exceeding $5 billion;         .40% of assets in excess
                 .35% of assets in excess of $5 billion       of $3 billion


132 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                    Advisory Fee Schedule Effective
                           November 29, 2005                  Previous Advisory Fee Schedule
----------------------------------------------------------------------------------------------
Diversified      .50% of the first $1 billion;                .50% of the first $1 billion;
Municipal        .45% of assets in excess of $1 billion       .45% of assets in excess
Portfolio        up to, but not exceeding $3 billion;         of $1 billion up to, but
                 .40% of assets in excess of $3 billion       not exceeding $3 billion;
                 up to, but not exceeding $5 billion;         .40% of assets in excess
                 .35% of assets in excess of $5 billion       of $3 billion

Intermediate     .50% of the first $1 billion;                .50% of the first $1 billion;
Duration         .45% of assets in excess of $1 billion       .45% of assets in excess
Portfolio        up to, but not exceeding $3 billion;         of $1 billion up to, but
                 .40% of assets in excess of $3 billion       not exceeding $3 billion;
                 up to, but not exceeding $5 billion;         .40% of assets in excess
                 .35% of assets in excess of $5 billion       of $3 billion

Tax-Managed      .925% of the first $1 billion;               1.00% of the first $1 billion;
International    .85% of assets in excess of $1 billion       .90% of assets in excess
Portfolio        up to, but not exceeding $4 billion;         of $1 billion up to, but
                 .80% of assets in excess of $4 billion       not exceeding $4 billion;
                 up to, but not exceeding $6 billion;         .85% of assets in excess
                 .75% of assets in excess of $6 billion       of $4 billion up to, but
                 up to, but not exceeding $8 billion;         not exceeding $6 billion;
                 .65% of assets in excess of $8 billion       .75% of assets in excess
                                                              of $6 billion

International    .925% of the first $1 billion;               1.00% of the first $1 billion;
Portfolio        .85% of assets in excess of $1 billion       .90% of assets in excess
                 up to, but not exceeding $4 billion;         of $1 billion up to, but
                 .80% of assets in excess of $4 billion       not exceeding $4 billion;
                 up to, but not exceeding $6 billion;         .85% of assets in excess
                 .75% of assets in excess of $6 billion       of $4 billion up to, but
                 up to, but not exceeding $8 billion;         not exceeding $6 billion;
                 .65% of assets in excess of $8 billion       .75% of assets in excess
                                                              of $6 billion

Emerging         1.175% of the first $1 billion;              1.25% of the first $1 billion;
Markets          1.05% of assets in excess                    1.125% of assets in excess
Portfolio        of $1 billion billion up to, but             of $1 billion up to, but
                 not exceeding $2 billion;                    not exceeding $2 billion;
                 1.00% of assets in excess                    1.00% of assets in excess
                 of $2 billion up to, but                     of $2 billion
                 not exceeding $3 billion;
                 0.90% of assets in excess of $3 billion

For the Short Duration Plus, U.S. Government Short Duration, Short Duration California Municipal, Short Duration New York Municipal and Short Duration Diversified Municipal Portfolios, the Independent Directors determined to approve the continuation of the Investment Management Agreement, without change to these Portfolios' fee schedules, for an additional annual term.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 133


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund
Small Cap Growth Portfolio

Global & International

Global Health Care Fund
Global Research Growth Fund
Global Technology Fund
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Global Government Income Trust*
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Intermediate Bond Portfolio*
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National                   Michigan
Insured National           Minnesota
Arizona                    New Jersey
California                 New York
Insured California         Ohio
Florida                    Pennsylvania
Massachusetts              Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

--------------------------------------------
Retirement Strategies Funds
--------------------------------------------
2000 Retirement Strategy
2005 Retirement Strategy
2010 Retirement Strategy
2015 Retirement Strategy
2020 Retirement Strategy
2025 Retirement Strategy
2030 Retirement Strategy
2035 Retirement Strategy
2040 Retirement Strategy
2045 Retirement Strategy


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund. Prior to February 1, 2006, Global Government Income Trust was named Americas Government Income Trust and Intermediate Bond Portfolio was named Quality Bond Portfolio.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


134 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER'S EVALUATION OF INVESTMENT ADVISORY AGREEMENT(1)

The following is a summary of the evaluation of the investment advisory agreement between Alliance Capital Management L.P. (the "Adviser") and the Sanford C. Bernstein Fund, Inc. (the "Fund")(2), prepared by Philip L. Kirstein, the Senior Officer, for the independent directors of the Fund, as required by the Assurance of Discontinuance between the New York State Attorney General and the Adviser. The Senior Officer's evaluation of the investment advisory agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees which was provided to the independent directors in connection with their review of the proposed continuance of the investment advisory agreement. The Senior Officer's evaluation will consider the following factors:

1. Management fees charged to institutional and other clients of the Adviser for like services.

2.  Management fees charged by other mutual fund companies for like services.

3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit.

4. Profit margins of the Adviser and its affiliates from supplying such services.


(1) It should be noted that the information in the fee summary was completed on October 17, 2005 in accordance with the Assurance of Discontinuance between the New York State Attorney General and the Adviser. It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to the Advisor Class shares of the Fund. In addition, because the Fund's September 30, 2005 annual financial statements had not yet been finalized, references to "most recently completed fiscal year" or "most recent fiscal year" in this report refer to the Fund's fiscal year end as of September 30, 2004.

(2) The Fund includes the Sanford C. Bernstein Tax-Managed International Portfolio, Sanford C. Bernstein International Portfolio, Sanford C. Bernstein Emerging Markets Portfolio, Sanford C. Bernstein U.S. Government Short Duration Portfolio, Sanford C. Bernstein Short Duration Plus Portfolio, Sanford C. Bernstein Intermediate Duration Portfolio, Sanford C. Bernstein Short Duration California Municipal Portfolio, Sanford C. Bernstein Short Duration Diversified Municipal Portfolio, Sanford C. Bernstein Short Duration New York Municipal Portfolio, Sanford C. Bernstein California Municipal Portfolio, Sanford C. Bernstein Diversified Municipal Portfolio, Sanford C. Bernstein New York Municipal Portfolio (each a "Portfolio" and collectively the "Portfolios"). Future references to the various Portfolios in this report do not include "Sanford C. Bernstein."


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 135


5.  Possible economies of scale as the Fund grows larger.

6. Nature and quality of the Adviser's services including the performance of the Fund.

FUNDS ADVISORY FEES AND EXPENSE RATIOS

The table below describes the Portfolios' advisory fees pursuant to the Investment Advisory Agreement. The fees below reflect the additional breakpoints proposed by the Adviser at the Board of Directors meeting on September 28, 2005.

                                                        Advisory Fee Based on % of
Portfolio                                                Average Daily Net Assets
----------------------------------------------------------------------------------------
Tax-Managed International Portfolio                  First $1 billion            1.00%
                                                     Next $3 billion             0.90%
                                                     Next $2 billion             0.85%
                                                     Next $2 billion             0.75%
                                                     Excess of $8 billion        0.65%

International Portfolio                              First $1 billion            1.00%
                                                     Next $3 billion             0.90%
                                                     Next $2 billion             0.85%
                                                     Next $2 billion             0.75%
                                                     Excess of $8 billion        0.65%

Emerging Markets Portfolio                           First $1 billion           1.250%
                                                     Next $1 billion            1.125%
                                                     Next $1 billion            1.000%
                                                     Excess of $3 billion       0.900%

U.S. Government Short Duration Portfolio             First $250 million          0.50%
                                                     Next $500 million           0.45%
                                                     Excess of $750 million      0.40%

Short Duration Plus Portfolio                        First $250 million          0.50%
                                                     Next $500 million           0.45%
                                                     Excess of $750 million      0.40%

Intermediate Duration Portfolio                      First $1 billion            0.50%
                                                     Next $2 billion             0.45%
                                                     Next $2 billion             0.40%
                                                     Excess of $5 billion        0.35%

Short Duration California Municipal Portfolio        First $250 million          0.50%
                                                     Next $500 million           0.45%
                                                     Excess of $750 million      0.40%

Short Duration Diversified Municipal Portfolio       First $250 million          0.50%
                                                     Next $500 million           0.45%
                                                     Excess of $750 million      0.40%

Short Duration New York Municipal Portfolio          First $250 million          0.50%
                                                     Next $500 million           0.45%
                                                     Excess of $750 million      0.40%


136 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                                        Advisory Fee Based on % of
Portfolio                                                Average Daily Net Assets
----------------------------------------------------------------------------------------
California Municipal Portfolio                       First $1 billion           0.50%
                                                     Next $2 billion            0.45%
                                                     Next $2 billion            0.40%
                                                     Excess of $5 billion       0.35%

Diversified Municipal Portfolio                      First $1 billion           0.50%
                                                     Next $2 billion            0.45%
                                                     Next $2 billion            0.40%
                                                     Excess of $5 billion       0.35%

New York Municipal Portfolio                         First $1 billion           0.50%
                                                     Next $2 billion            0.45%
                                                     Next $2 billion            0.40%
                                                     Excess of $5 billion       0.35%

The table below shows the Portfolios' expense ratios calculated from the beginning of the Portfolios' current fiscal year, October 1, 2004 through June 30, 2005.

Portfolio                                                   Expense Ratio
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                      Advisor        1.22%
                                                         Class A        1.54%
                                                         Class B        2.24%
                                                         Class C        2.25%

International Portfolio                                  Advisor        1.26%
                                                         Class A        1.59%
                                                         Class B        2.29%
                                                         Class C        2.29%

Emerging Markets Portfolio                               Advisor        1.67%

U.S. Government Short Duration Portfolio                 Advisor        0.77%

Short Duration Plus Portfolio                            Advisor        0.66%
                                                         Class A        1.00%
                                                         Class B        1.70%
                                                         Class C        1.70%

Intermediate Duration Portfolio                          Advisor        0.60%

Short Duration California Municipal Portfolio            Advisor        0.79%

Short Duration Diversified Municipal Portfolio           Advisor        0.70%

Short Duration New York Municipal Portfolio              Advisor        0.74%

California Municipal Portfolio                           Advisor        0.64%
                                                         Class A        0.88%
                                                         Class B        1.58%
                                                         Class C        1.58%


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 137


Portfolio                                                   Expense Ratio
-------------------------------------------------------------------------------
Diversified Municipal Portfolio                          Advisor        0.61%
                                                         Class A        0.86%
                                                         Class B        1.56%
                                                         Class C        1.56%

New York Municipal Portfolio                             Advisor        0.63%
                                                         Class A        0.89%
                                                         Class B        1.59%
                                                         Class C        1.59%


I. MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors is normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund's third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Portfolio is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a Portfolio with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolios.


138 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                        Net Assets
                                         08/31/05         Alliance Institutional
Portfolio                                 ($MIL)               Fee Schedule
-----------------------------------------------------------------------------------------
Tax-Managed International Portfolio       $5,828.3     International Style Blend
                                                       80 bp on 1st $25 million

International Portfolio                   $2,718.6     65 bp on next $25 million
                                                       55 bp on next $50 million
                                                       45 bp on next $100 million
                                                       40 bp on the balance
                                                       Minimum account size: $50 million

Emerging Markets Portfolio                $1,747.4     Emerging Markets Style Blend
                                                       100 bp on 1st $50 million
                                                       80 bp on the balance
                                                       Minimum account size: $50 million

U.S. Government Short Duration            $86.9        Low Duration
  Portfolio                                            40 bp on 1st $20 million
                                                       25 bp on next $80 million

Short Duration Plus Portfolio             $505.2       20 bp on next $100 million
                                                       15 bp on the balance
                                                       Minimum account size: $20 million

Intermediate Duration Portfolio           $3,369.8     U.S. Core Plus
                                                       40 bp on 1st $20 million
                                                       25 bp on next $80 million
                                                       20 bp on next $100 million
                                                       15 bp on the balance
                                                       Minimum account size: $20 million

Short Duration California Municipal       $63.0        Short Duration Municipal
  Portfolio                                            30 bp on 1st $20 million
                                                       20 bp on next $80 million

Short Duration Diversified Municipal      $256.7       15 bp on next $150 million
  Portfolio                                            12.5 bp on next $250 million
                                                       10 bp on the balance

Short Duration New York Municipal         $124.0       Minimum account size: $5 million
  Portfolio

California Municipal Portfolio            $1,063.5     Intermediate Duration Municipal

Diversified Municipal Portfolio           $3,183.7     50 bp on 1st $5 million
                                                       37.5 bp on next $15 million

New York Municipal Portfolio              $1,400.4     25 bp on next $80 million
                                                       18.75 bp on the balance
                                                       Minimum account size: $3 million

The Adviser manages the AllianceBernstein Mutual Funds, which are open-end investment companies. The advisory schedule of these funds, implemented in


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 139


January 2004 as a result of the Assurance of Discontinuance between the New York State Attorney General and the Adviser, contemplates eight categories of the AllianceBernstein Mutual Funds with all AllianceBernstein funds in each category having the same advisory fee schedule. The Adviser charges the following fees for these funds:

Category                      Advisory Fee
------------------------------------------------------
Growth                  75 bp on 1st $2.5 billion
                        65 bp on next $2.5 billion
                        60 bp on the balance

Value                   55 bp on 1st $2.5 billion
                        45 bp on next $2.5 billion
                        40 bp on the balance

Balanced                55 bp on 1st $2.5 billion
                        45 bp on next $2.5 billion
                        40 bp on the balance

Blend                   65 bp on 1st $2.5 billion
                        55 bp on next $2.5 billion
                        50 bp on the balance

International           75 bp on 1st $2.5 billion
                        65 bp on next $2.5 billion
                        60 bp on the balance

Specialty               75 bp on 1st $2.5 billion
                        65 bp on next $2.5 billion
                        60 bp on the balance

High Income             50 bp on 1st $2.5 billion
                        45 bp on next $2.5 billion
                        40 bp on the balance

Low Risk Income         45 bp on 1st $2.5 billion
                        40 bp on next $2.5 billion
                        35 bp on the balance

Set forth below are what would have been the Portfolios' effective advisory fees at current net asset levels had the AllianceBernstein fee schedules been applied to the Portfolios as well as the contractual management fees of the Portfolios(3). In this regard, since there is no AllianceBernstein Emerging Markets category for the Emerging Markets Portfolio, the Specialty/International category fee schedule is applied to the Emerging Markets Portfolio.


(3) The contractual effective management fees shown were provided by Lipper. See footnote 8 for additional discussion.


140 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                                                       Fund
                                               AllianceBernstein     Effective
                                                    Effective        Advisory
Portfolio                                        Advisory Fee (%)     Fee (%)
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                    0.686           0.906
International Portfolio                                0.742           0.940
Emerging Markets Portfolio                             0.750           1.204
U.S. Government Short Duration Portfolio               0.450           0.500
Short Duration Plus Portfolio                          0.450           0.479
Intermediate Duration Portfolio                        0.437           0.481
Short Duration California Municipal Portfolio          0.450           0.500
Short Duration Diversified Municipal Portfolio         0.450           0.500
Short Duration New York Municipal Portfolio            0.450           0.500
California Municipal Portfolio                         0.450           0.498
Diversified Municipal Portfolio                        0.439           0.465
New York Municipal Portfolio                           0.450           0.486


In all cases, the Portfolios' effective advisory fees are higher than what they would have been had the AllianceBernstein advisory fee schedules been applied to the Portfolios.(4) The services the Adviser provides to the Portfolios are not substantially different from the investment services it provides to the other investment companies it manages. From the schedule alone, it is clear that the proposed advisory fees to be charged to the Portfolios are generally higher than the advisory fees charged by the Adviser to other investment companies which it manages.

The Adviser also manages and sponsors retail mutual funds which are organized in jurisdictions outside the United States, generally Luxembourg, and sold to non-United States resident investors. The Adviser charges the following fees for these funds:

Asset Class                                    Fee(5)
---------------------------------------------------------
Emerging Markets Value                          0.98%
Emerging Markets Growth                         1.00%
Global Growth                                   1.00%
Fixed Income                                    0.65%

The offshore Global Wealth Strategies funds have an "all-in" fee which includes the investment advisory fee and distribution related fees. None of these off-shore


(4) However, at certain asset levels, because the Short Duration Portfolios (Short Duration Plus Portfolio, Short Duration California Municipal Portfolio, Short Duration Diversified Municipal Portfolio and Short Duration New York Municipal Portfolio) reach their breakpoints at lower asset levels than mandates with the AllianceBernstein fee schedule, the effective advisory fee for the Short Duration Portfolios is lower at certain asset levels than the corresponding AllianceBernstein fund.

(5) The fees charged to the funds include a 0.10% fee for administrative services provided by the Adviser or its affiliates.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 141


funds have breakpoints in the advisory fee schedule. The "all-in" fee schedule for the Class A shares of these funds are:

Fund                                             Fee
---------------------------------------------------------
Global Equity Blend                             1.70%
Global Balanced                                 1.50%
Global Conservative                             1.25%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other fund families whose investment styles are similar to the Portfolios. Set forth below are the different fee schedules that the Adviser has in place with the various sub-advisory relationships.

Portfolio                                     Fee Schedule
--------------------------------------------------------------------------
International Portfolio                 0.65% on first $75 million
                                        0.50% on next $25 million
                                        0.40% on next $200 million
                                        0.35% on next $450 million
                                        0.30% on the balance

International Portfolio(6)              0.60% on the first $1 billion
                                        0.55% on the next $500 million
                                        0.50% on the next $500 million
                                        0.45% on the next $500 million
                                        0.40% on the balance

International Portfolio                 0.50% on the first $50 million
                                        0.40% on the balance

International Portfolio                 0.50%

International Portfolio                 0.30%

International Portfolio                 Base fee of
                                        0.22% on the first $1 billion
                                        0.18% on next $1.5 billion
                                        0.16% thereafter
                                        Plus Performance Fee(7)

Emerging Markets Portfolio              0.90%

U.S. Government Short Duration          0.30% on the first $500 million
  Portfolio(6)                          0.25% on the next $500 million
                                        0.20% on the next $500 million
                                        0.15% on the next $1.5 billion
                                        0.12% on the balance


(6)  This is the fee schedule of a fund managed by an affiliate of the Adviser.

(7) The additional performance fee is calculated by multiplying the Base Fee during the period by an adjustment factor that considers the excess performance of the fund over its benchmark, the Morgan Stanley Capital International All World Index Excluding US (ACWI ex US) over a 60 month rolling period. The fund's annualized effective advisory fee rate over the most recent four quarterly payments, including base fee plus performance fee, is 0.23%.


142 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolios by the Adviser. In addition, to the extent that certain of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arms-length bargaining or negotiations.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers. Lipper's analysis included the Portfolios' ranking with respect to the proposed management fees relative to the Lipper group medians at the approximate current asset levels of the Portfolios.(8) It should be noted that at the request of the Senior Officer and Adviser, to obtain an expense group with a sufficient number of similar sized funds, front-end load, no-load and institutional funds were considered for inclusion in Lipper's Expense Group.(9)

                                                   Effective   Lipper
                                                  Management   Group
Portfolio                                            Fee(%)   Median(%)   Rank
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                  0.906     0.879      9/15
International Portfolio                              0.940     0.900      9/15
Emerging Markets Portfolio                           1.204     1.110      6/10
U.S. Government Short Duration Portfolio             0.500     0.483     10/17
Short Duration Plus Portfolio                        0.479     0.479      8/15
Intermediate Duration Portfolio                      0.481     0.461      7/13
Short Duration California Municipal Portfolio(10)    0.500     0.562      4/10
Short Duration Diversified Municipal Portfolio       0.500     0.482      7/10
Short Duration New York Municipal Portfolio          0.500     0.483      7/11


(8) The "effective management fee" is calculated by Lipper using the Portfolio's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

(9) Lipper's methodology uses the following criteria in screening funds to be included in each Portfolio's expense group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An expense group will typically consist of seven to twenty funds.

(10) The Portfolio's Lipper Expense Group includes seven other California short-intermediate municipal debt funds and two "other states" short-intermediate municipal debt funds as classified by Lipper. Without the "other states" short-intermediate municipal debt funds, the Lipper Expense Group would have had an effective management fee median of 0.563 and the Portfolio would have an effective management fee ranking of 4/8.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 143


                                                   Effective   Lipper
                                                  Management   Group
Portfolio                                            Fee(%)   Median(%)   Rank
-------------------------------------------------------------------------------
California Municipal Portfolio(11)                   0.498     0.596      4/15
Diversified Municipal Portfolio(12)                  0.465     0.452      7/12
New York Municipal Portfolio                         0.486     0.500       4/9

Lipper also analyzed the expense ratios of each Portfolio in comparison to its Lipper Expense Group and Lipper Expense Universe.(13) Lipper describes a Lipper Expense Group as a representative sample of comparable funds and a Lipper Expense Universe as a broader group, consisting of all funds in the same investment classification/objective with a similar load type as the subject Portfolio. The results of that analysis are set forth below:

                                 Expense   Lipper    Lipper    Lipper    Lipper
                                Ratio(14) Universe  Universe    Group     Group
Portfolio                          (%)    Median(%)   Rank     Median(%)  Rank
-------------------------------------------------------------------------------
Tax-Managed International
  Portfolio                       1.245     1.612    47/219     1.205     9/15

International Portfolio           1.280     1.612    56/219     1.205     9/15

Emerging Markets Portfolio        1.720     1.998    48/156     1.475     9/10

U.S. Government Short
  Duration Portfolio              0.781     0.808     30/72     0.781     9/17

Short Duration Plus Portfolio     0.683     0.871    58/190     0.804     6/15

Intermediate Duration Portfolio   0.613     0.900    76/395     0.615     6/13

Short Duration California
  Municipal Portfolio(15)         0.781     0.753     13/23     0.734     6/10

Short Duration Diversified
  Municipal Portfolio             0.691     0.735     26/61     0.646     6/10



(11) The Portfolio's Lipper Expense Group includes five other California intermediate municipal debt funds and nine "other states" intermediate municipal debt funds as classified by Lipper. Without the "other states" intermediate municipal debt funds, the Lipper Expense Group would have had an effective management fee median of 0.498 and the Portfolio would have an effective management fee ranking of 3/6.

(12) The Portfolio's Lipper Expense Group includes 9 other intermediate municipal debt funds and two short-intermediate municipal debt funds as classified by Lipper. Without the two short-intermediate municipal debt funds, the Lipper Expense Group would have had an effective management fee median of
0.481 and the Portfolio would have an effective management fee ranking of 4/10.

(13) Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an Expense Group when selecting an Expense Universe. Unlike an Expense Group, an Expense Universe allows for the same adviser to be represented by more than just one fund. For each Lipper Expense Universe Lipper included each Portfolio and all of the funds of the same Lipper Classification/Objective, regardless of asset size or primary channel of distribution.

(14)  Most recent fiscal year end Advisor Class share expense ratios.

(15) The Portfolio's Lipper Expense Group includes seven other California short-intermediate municipal debt funds and two "other states" short-intermediate municipal debt funds as classified by Lipper. Without the "other states" short-intermediate municipal debt funds, the Lipper Expense Group would have had a total expense ratio median of 0.695 and the Portfolio would have a total expense ratio ranking of 5/8.


144 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                  Expense   Lipper    Lipper    Lipper   Lipper
                                 Ratio(14) Universe  Universe    Group    Group
Portfolio                           (%)    Median(%)   Rank    Median(%)  Rank
-------------------------------------------------------------------------------
Short Duration New York
  Municipal Portfolio               0.735     0.741     29/60     0.747    5/11
California Municipal Portfolio(16)  0.645     0.894    34/230     0.766    2/15
Diversified Municipal Portfolio(17) 0.611     0.835    39/180     0.706    4/12
New York Municipal Portfolio(18)    0.636     0.954      4/38     0.735    2/10

Based on this analysis, except for Emerging Markets Portfolio and Short Duration California Municipal Portfolio, which have a more favorable ranking for management fees compared to total expense ratio, and Tax-Managed International Portfolio and International Portfolio which have equally favorable rankings, the Portfolios have a more favorable ranking on total expense ratio basis than they do on a management fee basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

Members of the Adviser's Controller's Office presented to the Board of Directors the Adviser's revenue and expenses associated with providing services to the Portfolios. The presentation included an update on the Adviser's work with an independent consultant to align the Adviser's two profitability systems. The alignment, which now is complete, produces profitability information at the Portfolio level which reflects the Adviser's management reporting approach. See discussion below in Section IV.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
SERVICES.

The profitability information for the Portfolios prepared by the Adviser for the Board of Directors was reviewed by the Senior Officer. Based on the information provided, except for the Short-Term Municipal Income Portfolios, the Adviser's profitability from providing investment advisory services to the Portfolios decreased during calendar 2004 relative to 2003.


(16) The Portfolio's Lipper Expense Group includes five other California intermediate municipal debt funds and nine "other states" intermediate municipal debt funds as classified by Lipper. Without the "other states" intermediate municipal debt funds, the Lipper Expense Group would have had a total expense ratio median of 0.712 and the Portfolio would have a total expense ratio ranking of 2/6.

(17) The Portfolio's Lipper Expense Group includes 9 other intermediate municipal debt funds and two short-intermediate municipal debt funds as classified by Lipper. Without the two short-intermediate municipal debt funds, the Lipper Expense Group would have had a total expense ratio median of 0.676 and the Portfolio would have a total expense ratio ranking of 4/10.

(18) The number of funds used in Lipper's group ranking for management fees is one less than the number of funds used in Lipper's group ranking for total expenses. According to Lipper, the excluded fund's contractual management fee cannot be computed because of its breakpoint gross income component.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 145


The Portfolios have a Shareholder Servicing Agreement with the Adviser where the Adviser pays expenses it incurs in providing shareholder servicing to the Portfolios. Under the Shareholder Servicing Agreement, except for Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio, which pays 0.25%, the Portfolios pay the Adviser 0.10% of the Portfolio's daily average net assets. Set forth below are the fees paid by the Portfolios under the Shareholder Servicing Agreement in the Portfolios most recently completed fiscal year.

                                                      Shareholder Serving
Portfolio                                                Agreement Fee
-------------------------------------------------------------------------
Tax-Managed International Portfolio                       $ 10,517,391
International Portfolio                                   $  5,113,991
Emerging Markets Portfolio                                $  2,877,256
U.S. Government Short Duration Portfolio                  $    101,774
Short Duration Plus Portfolio                             $    411,043
Intermediate Duration Portfolio                           $  2,612,933
Short Duration California Municipal Portfolio             $     77,177
Short Duration Diversified Municipal Portfolio            $    240,126
Short Duration New York Municipal Portfolio               $    123,457
California Municipal Portfolio                            $    752,374
Diversified Municipal Portfolio                           $  2,261,248
New York Municipal Portfolio                              $  1,055,386


In addition to the Adviser's direct profits from managing the Fund, certain of the Adviser's affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution, and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges ("CDSC") and commissions for providing brokerage services. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur. Additional information regarding the distribution related fees of the Retail Classes can be found in Retail Class prospectuses of the Portfolios.

The Adviser's affiliate, AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), is the Portfolios' principal underwriter. ABIRM and the Adviser have disclosed in the prospectuses of the Retail Class shares that they may make payments(19) from their own resources, in addition to resources derived from


(19) The total amount paid to the financial intermediary in connection with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year's Fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year.


146 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2004, ABIRM paid approximately 0.04% of the average monthly assets of the Retail Classes of the mutual funds it manages for distribution services and educational support. For 2005, it is anticipated, ABIRM will pay approximately 0.04% of the average monthly assets of the Retail Classes of the Portfolios for such purposes.

After payments to third party intermediaries, ABIRM retained the following amounts in Class A front-end load sales charges from sales associated with each Portfolio's most recent fiscal year.

Portfolio(20)                                              Amount Received
--------------------------------------------------------------------------
Tax-Managed International Portfolio                           $   2,693
International Portfolio                                       $   1,530
Short Duration Plus Portfolio                                 $  17,025
California Municipal Portfolio                                $   5,418
Diversified Municipal Portfolio                               $  18,508
New York Municipal Portfolio                                  $   9,701


ABIRM received the amounts set forth below in Rule 12b-1 fees and CDSC for each of the following Portfolios during the most recent fiscal year.

                                              12b-1 Fee         CDSC
Portfolio                                     Received        Received
--------------------------------------------------------------------------
Tax-Managed International Portfolio         $       957       $   8,330
International Portfolio                     $    24,010       $     282
Short Duration Plus Portfolio               $ 1,002,662       $ 196,528
California Municipal Portfolio              $   933,919       $ 125,577
Diversified Municipal Portfolio             $ 2,462,472       $ 359,297
New York Municipal Portfolio                $ 1,414,168       $ 185,125

Fees and reimbursements for out of pocket expenses charged by Alliance Global Investor Services, Inc. ("AGIS"), the affiliated transfer agent, are based on the level of the network account and the class of share held by the account. AGIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. AGIS' after-tax profitability decreased in 2004 in comparison to 2003.

Certain of the Portfolios effected brokerage transactions through the Adviser's affiliate, Sanford C. Bernstein & Co. LLC ("SCB"), and paid commissions during the Fund's recent fiscal year. The Adviser represented that SCB's profitability from business conducted with these Portfolios is comparable to the profitability of SCB's dealings with other similar third party clients. In the ordinary


(20) There are no Retail Class shares (A, B, C and R) for Emerging Markets Portfolio, U.S. Government Short Duration Portfolio, Intermediate Duration Portfolio, Short Duration California Municipal Portfolio, Short Duration Diversified Municipal Portfolio and Short Duration New York Municipal Portfolio.


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 147


course of business, SCB receives and pays liquidity rebates from electronic communications networks ("ECNs") derived from trading for its clients, including the Portfolios. These credits and charges are not being passed on to any SCB client.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedule in the Investment Advisory Agreement reflect a sharing of economies of scale to the extent the breakpoints are reached. Based on some of the professional literature that has considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant made a presentation to the Board of Directors and the Senior Officer regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. It is contemplated that additional work will be performed to determine if the benefits of economies of scale or scope are being passed to shareholders by the Adviser. In the meantime, it is clear that to the extent that a Portfolio's assets exceed the initial breakpoint its shareholders benefit from a lower fee rate.

VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES INCLUDING THE PERFORMANCE OF THE FUND.

With assets under management of $516 billion as of June 30, 2005, the Adviser has the investment experience to manage and provide non-investment services (described in Section II) to the Fund.

The information prepared by Lipper showed the 1, 3, 5 and 10 year performance ranking of the Portfolios(21) as of June 30, 2005 relative to its Lipper Performance Group(22) and Lipper Performance Universe(23). It should be noted that the dura-


(21) The performance rankings are for the Advisor Class shares of the Portfolios.

(22)  The Lipper Performance Group is identical to the Lipper Expense Group.

(23) For each Lipper Performance Universe, Lipper included each Portfolio and all of the funds of the same Lipper Classification/Objective, regardless of asset size or primary channel of distribution.


148 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


tion of the fixed income Portfolios is shorter than the implied duration of the Portfolios' peer category. For example, the Intermediate Duration Portfolios have a 5 year average maturity, which generally translates to a duration of about 4 years, while the peer category is typically defined as having a maturity of anywhere from 5 to 10 years. The Short Duration Portfolios have a duration of 2 years while the short-term category includes funds with a duration of up to 5 years. These differences may have a substantial impact on the performance of the Portfolios depending on the movement of short and long term interest rates.

Tax-Managed International Portfolio                  Group      Universe
-------------------------------------------------------------------------------
  1 year                                             10/15       177/275
  3 year                                              9/15        78/221
  5 year                                              7/12        33/163
  10 year                                              4/7         13/54

International Portfolio                              Group      Universe
-------------------------------------------------------------------------------
  1 year                                             10/15       174/275
  3 year                                              8/15        66/221
  5 year                                              7/12        30/163

Emerging Markets Portfolio                           Group      Universe
-------------------------------------------------------------------------------
  1 year                                              1/10         2/183
  3 year                                              1/10         4/159
  5 year                                               1/9         6/114

U.S. Government Short Duration Portfolio             Group      Universe
-------------------------------------------------------------------------------
  1 year                                              9/17         48/82
  3 year                                              9/16         36/74
  5 year                                              9/15         35/65
  10 year                                             7/11         41/50

Short Duration Plus Portfolio                        Group      Universe
-------------------------------------------------------------------------------
  1 year                                             11/14       161/206
  3 year                                              5/12        77/134
  5 year                                              5/12        66/104
  10 year                                             5/11         32/58

Intermediate Duration Portfolio                      Group      Universe
-------------------------------------------------------------------------------
  1 year                                              7/13       261/445
  3 year                                              7/13       167/387
  5 year                                             11/12       234/273
  10 year                                              6/9       113/135

Short Duration California Municipal Portfolio        Group      Universe
-------------------------------------------------------------------------------
  1 year                                               8/8         17/17
  3 year                                               8/8         12/12
  5 year                                               8/8         12/12
  10 year                                              6/6           7/7


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 149


Short Duration Diversified Municipal Portfolio       Group      Universe
-------------------------------------------------------------------------------
  1 year                                              8/10         42/64
  3 year                                               6/8         30/45
  5 year                                               5/6         24/35
  10 year                                              4/5         17/25

Short Duration New York Municipal Portfolio          Group      Universe
-------------------------------------------------------------------------------
  1 year                                              7/11         35/64
  3 year                                               6/8         26/45
  5 year                                               5/6         25/35
  10 year                                              4/5         18/25

California Municipal Portfolio                       Group      Universe
-------------------------------------------------------------------------------
  1 year                                               5/6         29/45
  3 year                                               5/6         23/35
  5 year                                               6/6         29/29
  10 year                                              6/6         14/14

Diversified Municipal Portfolio                      Group      Universe
-------------------------------------------------------------------------------
  1 year                                              9/10       117/150
  3 year                                               8/9       104/125
  5 year                                               8/9         93/95
  10 year                                              7/9         61/69

New York Municipal Portfolio                         Group      Universe
-------------------------------------------------------------------------------
  1 year                                              9/10         27/37
  3 year                                              9/10         20/27
  5 year                                             10/10         17/18
  10 year                                              7/7         13/14

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolios (in bold)(24) versus its benchmarks(25).

                                         Periods Ending June 30, 2005
                                            Annualized Performance
-------------------------------------------------------------------------------
                                   1         3         5        10      Since
Funds                            Year      Year      Year      Year   Inception
-------------------------------------------------------------------------------
Tax Managed International
  Portfolio                      12.30     11.53      3.93      8.91      8.95
MSCI EAFE                        14.13     12.51     -0.17      5.57      7.24

International Portfolio          12.28     11.89      4.16       n/a      5.30
MSCI EAFE                        14.13     12.51     -0.17       n/a      2.26


(24) The performance returns are for the Advisor Class shares of the Portfolios.

(25) The Adviser provided Portfolio and benchmark performance return information for periods through June 30, 2005 in order to maintain consistency with Lipper's performance rankings in the analysis.


150 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                         Periods Ending June 30, 2005
                                            Annualized Performance
-------------------------------------------------------------------------------
                                     1         3         5       10     Since
Funds                              Year      Year      Year     Year  Inception
-------------------------------------------------------------------------------
Emerging Markets Portfolio        47.92     34.44     16.40      n/a      7.79
MSCI Emerging Markets             34.89     24.42      7.68      n/a      4.73

U.S. Government Short Duration
  Portfolio                        1.84      2.09      4.13     4.54      5.53
Merrill Lynch 1-3 Yr. Treasury
  Index                            1.87      2.33      4.49     5.12      6.17

Short Duration Plus Portfolio      1.95      2.55      4.32     4.83      5.85
Merrill Lynch 1-3 Yr. Treasury
  Index                            1.87      2.33      4.49     5.12      6.19

Intermediate Duration Portfolio    6.47      5.86      6.30     5.94      7.27
Lehman Brothers Aggregate Bond
Index                              6.80      5.76      7.40     6.83      7.97

Short Duration California
  Municipal Portfolio              1.33      1.38      2.52     3.08      3.26
Lehman Brothers 1 Yr. Municipal
  Index                            1.51      1.72      3.20     3.79      3.93

Short Duration Diversified
  Municipal Portfolio              1.66      1.64      3.00     3.36      3.55
Lehman Brothers 1 Yr. Municipal
  Index                            1.51      1.72      3.20     3.79      3.93

Short Duration New York
  Portfolio                        1.84      1.65      2.79     3.17      3.34
Lehman Brothers 1 Yr. Municipal
  Index                            1.51      1.72      3.20     3.79      3.93

California Municipal Portfolio     4.63      3.46      4.57     4.70      5.40
Lehman Brothers 5 Yr. G/O Index    4.49      4.02      5.53     5.27      5.97

Diversified Municipal Portfolio    4.50      3.66      4.97     4.84      5.60
Lehman Brothers 5 Yr. G/O Index    4.49      4.02      5.53     5.27      6.05

New York Municipal Portfolio       4.81      3.79      4.92     4.82      5.64
Lehman Brothers 5 Yr. G/O Index    4.49      4.02      5.53     5.27      6.05

VII. CONCLUSION:

Based on the factors discussed above my conclusion is that the proposed fee for each of the fixed income Portfolios is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of each Portfolio is based on my evaluation of all of the factors that I considered and no single factor was dispositive.

With respect to the International, Tax-Managed International and Emerging Markets Portfolios, I recommend the directors modify the advisory fee schedule for these Portfolios. Although the performances of the equity Portfolios are more than adequate relative to the Lipper comparisons and the benchmarks, and most notably in the case of the Emerging Markets Portfolio, where it is quite exceptional, the effective advisory fees of the Portfolios are higher than the


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 151


Lipper Group Medians. Furthermore, the effective advisory fees are higher than what the effective advisory fees would have been had the AllianceBernstein advisory fee schedules been applied to the Portfolios.

The Directors may want to consider reaching a lower effective advisory fee by a variety of ways including: combining some or all of the Portfolios for purposes of calculating the advisory fee, reducing the initial rate of the advisory fee, reducing the asset levels to reach subsequent breakpoints or adding additional breakpoints at assets levels that the Portfolio (or Portfolios on a combined basis) have reached.

Dated: November 29, 2005


152 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS


IM-0152-0306




AllianceBernstein Short Duration Portfolio


March 31, 2006


SEMI-ANNUAL REPORT


     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein(R) at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the funds, and is a member of the NASD.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

May 22, 2006

SEMI-ANNUAL REPORT

This report provides management's discussion of fund performance for AllianceBernstein Short Duration Portfolio (the "Portfolio") for the semi-annual reporting period ended March 31, 2006.

INVESTMENT OBJECTIVE AND POLICIES

The Portfolio seeks safety of principal and a moderate rate of return that is subject to taxes. This open-end fund, invests under normal circumstances, at least 80% of its net assets in securities rated A- or better and comparably rated commercial paper and notes. The Portfolio may purchase many types of fixed-income securities, including corporate bonds, notes, U.S. government and agency securities, asset-backed securities, mortgage-related securities, inflation- protected securities, loan participations and preferred stock. The Portfolio may also invest up to 20% of its total assets in foreign fixed-income securities of issuers in developed or emerging-market countries. The Portfolio also may invest up to 20% of its total assets in fixed-income securities rated BB- or B- by national rating agencies, which are not investment grade or higher. The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions.

INVESTMENT RESULTS

The table on page 4 shows the performance of the Portfolio for the six- and 12-month periods ended March 31, 2006. Also included are returns for the Portfolio's benchmark, the Merrill Lynch (ML) 1-3 Year Treasury Index, which tracks short-term government securities with maturities between 1 and 2.99 years.

The Portfolio underperformed its benchmark for both the six- and 12-month periods ended March 31, 2006. The Portfolio's shorter duration and yield curve exposure versus its benchmark contributed positively to performance for both the six- and 12-month time periods. Exposure to spread sectors such as asset backed securities (ABS) and commercial mortgage backed securities (CMBS) was a positive contributor to performance for the semi-annual period, but detracted slightly in the fourth quarter. The Portfolio's mortgage allocation was a detractor to performance for the year, as the sector experienced negative excess returns versus Treasury securities.

MARKET REVIEW AND INVESTMENT STRATEGY

During the semi-annual period under review, U.S. yields rose as the Federal Reserve (the "Fed") continued to tighten interest rates; the Fed raised the Fed funds target rate another 25 basis points in March to 4.75%. As foreign demand for U.S. fixed-income assets continued unabated, long-term interest rates ended the year close to 40-year lows. The yield curve ended the year essentially flat and inverted in the beginning of 2006 as shorter rates continued to rise.

U.S. fixed-income returns were generally weak during the semi-annual reporting period, reflecting higher U.S. interest rates, a significant flattening of


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 1
________________________________________________________________________________


the yield curve and modest spread movement in the non-Treasury sectors. U.S. Treasuries posted a return of 1.04%, according to the Lehman Brothers 1-3 Year Treasury Index. Agencies returned 1.20% for the semi-annual period, only slightly outperforming like-duration Treasuries.

Investment-grade corporates posted weak returns compared to the other short-end U.S. bond sectors with the Lehman Brothers U.S. Corporate 1-3 Year Index returning 1.18% in absolute terms and 0.07% against comparable duration Treasuries. Investment-grade corporate returns were significantly dampened by both increasing event risk as well as a series of downgrades in the auto industry.

Mortgage-backed securities in the 1-3 year duration range returned 1.07% for the semi-annual period, despite concerns about extension risk (the risk that mortgage durations will shorten or lengthen rapidly as interest rates fall or rise) and a flood of new supply. Among the other securitized sectors, ABS was the strong performer, returning 2.31% for the reporting period.

During the reporting period, the Portfolio's allocations to higher-quality non-Treasury sectors, including mortgages, collateralized mortgage obligations
(CMOs), ABS, and CMBS were increased in an effort to enhance portfolio yield.


2 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

BENCHMARK DISCLOSURE

The unmanaged Merrill Lynch 1-3 Year Treasury Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index tracks short-term government securities with maturities between 1 and
2.99 years. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolio.

A WORD ABOUT RISK

The Portfolio's assets can be invested in foreign securities which may magnify asset value fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Portfolio may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have an impact on the Portfolio's asset value. Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolio to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Investments in the Portfolio are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. Portfolio purchasers should understand that, in contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher-rated securities. While the Portfolio invests in bonds and fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolio's prospectus.


(Historical Performance continued on next page)


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 3
________________________________________________________________________________


HISTORICAL PERFORMANCE
(continued from previous page)

                                                          Returns
THE PORTFOLIO VS. ITS BENCHMARK              ----------------------------------
PERIODS ENDED MARCH 31, 2006                  6 Months              12 Months
--------------------------------------------------------------------------------
AllianceBernstein Short Duration Portfolio
   Class A                                     0.77%                  1.69%
   Class B                                     0.45%                  1.08%
   Class C                                     0.44%                  0.99%
Merrill Lynch 1-3 Year Treasury Index          1.08%                  2.32%


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


4 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                           NAV Returns              SEC Returns
Class A Shares
1 Year                                        1.69%                   -2.61%
Since Inception*                              1.06%                   -0.45%
SEC Yield**                                   3.93%

Class B Shares
1 Year                                        1.08%                   -1.87%
Since Inception*                              0.37%                    0.04%
SEC Yield**                                   3.26%

Class C Shares
1 Year                                        0.99%                    0.01%
Since Inception*                              0.34%                    0.34%
SEC Yield**                                   3.26%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2006)
--------------------------------------------------------------------------------
Class A Shares
1 Year                                                                -2.61%
Since Inception*                                                      -0.45%

Class B Shares
1 Year                                                                -1.87%
Since Inception*                                                       0.04%

Class C Shares
1 Year                                                                 0.01%
Since Inception*                                                       0.34%



*   Inception Date: 5/21/03 for Class A, Class B and Class C shares.
** SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2006.

See Historical Performance disclosures on page 3.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 5
________________________________________________________________________________


FUND EXPENSES


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

<CAPTION
                                            Beginning         Ending
                                          Account Value    Account Value    Expenses Paid
                                         October 1, 2005   March 31, 2006   During Period*
------------------------------------------------------------------------------------------
Class A
Actual                                       $ 1,000        $ 1,007.67         $ 5.11
Hypothetical (5% return before expenses)     $ 1,000        $ 1,019.85         $ 5.14

Class B
Actual                                       $ 1,000        $ 1,004.49         $ 8.60
Hypothetical (5% return before expenses)     $ 1,000        $ 1,016.36         $ 8.65

Class C
Actual                                       $ 1,000        $ 1,004.43         $ 8.60
Hypothetical (5% return before expenses)     $ 1,000        $ 1,016.36         $ 8.65


* Expenses are equal to the classes' annualized expense ratios of 1.02%, 1.72% and 1.72%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (reflect the one-half year period).


6 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


PORTFOLIO SUMMARY
March 31, 2006 (unaudited)


PORTFOLIO STATISTICS

Net Assets ($mil): $453.2


SECURITY TYPE BREAKDOWN*

22.6%    Corporate Bonds
15.3%    Federal National Mortgage Association
13.9%    Federal Home Loan Mortgage Corporation
12.7%    Asset-Backed Securities
11.3%    Collateralized Mortgage Obligations
7.9%     U.S. Treasury Securities
5.2%     Commercial Mortgage Backed Securities
0.2%     Government National Mortgage Association

10.9%    Short-Term


[PIE CHART OMITTED]


* All data are as of March 31, 2006. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 7
________________________________________________________________________________


SHORT DURATION PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2006 (unaudited)

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT
  SPONSORED AGENCY
  OBLIGATIONS-40.1%
Federal Agency-16.2%
Federal Home Loan Mortgage Corp.
  3.75%, 8/03/07                                      $  9,940    $   9,766,159
  4.00%, 8/17/07                                        11,370       11,203,168
  3.875%, 6/15/08                                       31,870       31,086,317
  Callable 11/03/06 @ 100
  4.90%, 11/03/08                                        4,295        4,238,306
Federal National Mortgage Association
  Callable 11/28/06 @ 100
  4.90%, 11/28/07                                        4,645        4,621,775
  Callable 2/27/07 @ 100
  5.00%, 2/27/08                                         7,250        7,215,925
  4.25%, 5/15/09                                         5,305        5,175,203
                                                                  -------------
                                                                     73,306,853
                                                                  -------------
Federal Agency - Collateralized
  Mortgage Obligations-1.1%
Federal Home Loan Mortgage Corp.
  Series 2974 Class AM
  4.60%, 8/15/29                                         4,838        4,714,027
                                                                  -------------
Federal Agency - Commercial
  Mortgage Backed Securities-0.3%
Federal National Mortgage Association
  Series 2000-M2 Class B
  7.079%, 2/17/21                                        1,381        1,387,700
                                                                  -------------
Mortgage Pass Thru's-14.1%
Federal Home Loan Mortgage Corp.
  9.00%, 3/17/08                                            60           59,626
  7.00%, 5/01/35                                         6,069        6,251,046
Federal National Mortgage Association
  6.00%, 12/01/13-2/01/17                                5,709        5,786,929
  7.50%, 3/01/15                                           425          445,216
  8.00%, 8/01/16                                           718          760,132
  7.00%, 9/01/25-11/01/34                               17,060       17,587,041
  5.00%, TBA(a)                                         11,760       11,462,331
  5.50%, TBA(a)                                         11,520       11,448,000
  6.00%, TBA(a)                                          9,500        9,497,036
Government National Mortgage Association
  7.50%, 3/15/32                                           748          784,429
                                                                  -------------
                                                                     64,081,786
                                                                  -------------


8 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


Schedule of Investments

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
U.S. Treasury Notes-8.4%
United States Treasury Notes
  3.625%, 4/30/07                                     $  2,210    $   2,181,339
  3.50%, 5/31/07                                        36,505       35,944,575
                                                                  -------------
                                                                     38,125,914
                                                                  -------------
Total U.S. Government & Government
  Sponsored Agency Obligations
  (cost $183,261,966)                                               181,616,280
                                                                  -------------
CORPORATE DEBT OBLIGATIONS-24.0%
Automotive-0.9%
DaimlerChrysler North America
  4.125%, 3/07/07                                        3,370        3,333,324
  4.875%, 6/15/10                                          970          934,840
                                                                  -------------
                                                                      4,268,164
                                                                  -------------
Banking-0.5%
Washington Mutual Bank
  4.50%, 8/25/08                                         2,305        2,261,293
                                                                  -------------
Broadcasting/Media-1.2%
AOL Time Warner, Inc.
  6.125%, 4/15/06                                        5,200        5,201,035
                                                                  -------------
Building/Real Estate-1.3%
Simon Property Group, LP
  6.375%, 11/15/07                                       2,150        2,181,128
Vornado Realty LP
  5.625%, 6/15/07                                        3,590        3,594,387
                                                                  -------------
                                                                      5,775,515
                                                                  -------------
Cable-1.9%
British Sky Broadcasting Group plc
  6.875%, 2/23/09                                        3,665        3,792,949
Comcast Cable Communications, Inc.
  8.375%, 5/01/07                                        4,750        4,896,191
                                                                  -------------
                                                                      8,689,140
                                                                  -------------
Communications-1.1%
Sprint Capital Corp.
  6.00%, 1/15/07                                         5,140        5,164,389
                                                                  -------------
Communications - Mobile-0.8%
Cingular Wireless LLC
  5.625%, 12/15/06                                       3,720        3,729,170
                                                                  -------------
Financial-7.8%
CIT Group, Inc.
  7.375%, 4/02/07                                        7,310        7,450,484



ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 9
________________________________________________________________________________


Schedule of Investments

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc.
  5.625%, 5/15/07                                     $  7,695    $   7,717,800
Goldman Sachs Group, Inc.
  4.125%, 1/15/08                                        6,390        6,264,392
International Lease Finance Corp.
  5.625%, 6/01/07                                        6,025        6,028,030
Merrill Lynch & Co., Inc.
  6.56%, 12/16/07                                        7,725        7,882,011
                                                                  -------------
                                                                     35,342,717
                                                                  -------------
Food/Beverage-1.5%
General Mills, Inc.
  5.125%, 2/15/07                                        2,250        2,246,373
The Kroger Co.
  7.80%, 8/15/07                                         4,205        4,330,128
                                                                  -------------
                                                                      6,576,501
                                                                  -------------
Healthcare-1.6%
Anthem, Inc.
  3.50%, 9/01/07                                         3,470        3,374,349
Wellpoint, Inc.
  3.75%, 12/14/07                                        3,864        3,762,860
                                                                  -------------
                                                                      7,137,209
                                                                  -------------
Insurance-0.9%
Marsh & McLennan Cos., Inc.
  5.375%, 3/15/07                                        4,220        4,208,399
                                                                  -------------
Non-Air Transportation-0.5%
CSX Corp.
  6.25%, 10/15/08                                        2,180        2,226,286
                                                                  -------------
Paper/Packaging-0.1%
Weyerhaeuser Co.
  6.125%, 3/15/07                                          456          458,035
                                                                  -------------
Public Utilities - Electric & Gas-2.2%
Duke Energy Corp.
  3.75%, 3/05/08                                         4,137        4,019,538
Pacific Gas & Electric Co.
  3.60%, 3/01/09                                         2,450        2,329,935
Progress Energy, Inc.
  6.05%, 4/15/07                                         3,715        3,737,056
                                                                  -------------
                                                                     10,086,529
                                                                  -------------
Service-0.7%
Waste Management, Inc.
  6.50%, 11/15/08                                        3,045        3,123,104
                                                                  -------------
Supermarket/Drug-0.8%
Safeway, Inc.
  6.50%, 11/15/08                                        3,600        3,663,986
                                                                  -------------


10 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


Schedule of Investments

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
Technology-0.2%
Oracle Corp.
  5.00%, 1/15/11(b)                                  $   1,005    $     981,578
                                                                  -------------
Total Corporate Debt Obligations
  (cost $110,526,872)                                               108,893,050
                                                                  -------------
ASSET BACKED SECURITIES-13.4%
Ace Securities Corp.
  Series 2003-0P1 Class A2
  5.18%, 12/25/33(c)                                     1,207        1,207,305
American General Mortgage Loan Trust
  Series 2003-1 Class A3
  4.03%, 4/25/33                                         1,680        1,624,255
Bayview Financial Acquisition Trust
  Series 2005-C Class A1B
  5.11%, 6/28/44(c)                                      2,330        2,332,913
Capital Auto Receivables Asset Trust
  Series 2005-SN1A Class A3A
  4.10%, 6/15/08                                         1,995        1,972,876
Citibank Credit Card Issuance Trust
  Series 2004-A4 Class A4
  3.20%, 8/24/09                                         3,000        2,920,770
Citifinancial Mortgage Securities, Inc.
  Series 2003-1 Class AFPT
  3.36%, 1/25/33                                         1,250        1,151,170
Countrywide Asset-Backed Certificates
  Series 2003-BC1 Class A
  5.22%, 3/25/33(c)                                        277          277,971
Credit-Based Asset Servicing & Securities, Inc.
  Series 2003-CB3 Class AF1
  2.879%, 12/25/32                                       1,636        1,581,887
  Series 2005-CB4 Class AF2
  4.751%, 8/25/35                                        3,850        3,768,274
  Series 2005-RP2 Class AF2
  5.75%, 9/25/35                                         1,200        1,202,987
First Franklin Mortgage Loan
  Asset-Backed Certificates
  Series 2000-FF1 Class A
  5.28%, 9/25/30(c)                                        305          305,331
Home Equity Mortgage Trust
  Series 2005-3 Class M1
  5.36%, 11/25/35(c)                                     3,825        3,842,212
HSI Asset Securitization Corp. Trust
  Series 2006-OPT1 Class 2A1
  4.90%, 12/25/35(c)                                     4,323        4,320,304
  Series 2006-OPT2 Class 2A1
  4.90%, 1/25/36(c)                                      3,587        3,586,764
Irwin Home Equity
  Series 2005-C Class 2A1
  5.07%, 4/25/30(c)                                      1,818        1,818,663


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 11
________________________________________________________________________________


Schedule of Investments

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
Lehman XS Trust
  Series 2006-3 Class M1
  5.27%, 3/25/36(c)                                   $  1,000    $   1,003,130
Long Beach Mortgage Loan Trust
  Series 2003-1 Class M2
  6.87%, 3/25/33(c)                                      5,660        5,716,600
  Series 2004-3 Class M2
  5.418%, 7/25/34(c)                                     6,700        6,730,083
Master Asset Backed Securities Trust
  Series 2004-HE1 Class A3
  5.18%, 9/25/34(c)                                      1,059        1,059,485
  Series 2004-HE1 Class A1
  5.22%, 9/25/34(c)                                      1,829        1,835,386
  Series 2004-WMC3 Class A4
  5.11%, 10/25/34(c)                                     1,769        1,770,374
Providian Gateway Master Trust
  Series 2004-DA Class A
  3.35%, 9/15/11                                         2,000        1,947,900
Residential Asset Mortgage Products, Inc.
  Series 2004-RS4 Class AI4
  4.911%, 4/25/34                                        2,120        2,091,507
Residential Asset Securities Corp.
  Series 2003-KS8 Class A2B2
  4.27%, 10/25/33                                           28           28,244
Structured Asset Investment Loan Trust
  Series 2006-1 Class A1
  4.90%, 1/25/36(c)                                      3,140        3,140,465
Winston Funding Ltd.
  Series 2003-1 Class A2
  5.51%, 4/23/09(b)(c)                                   3,500        3,508,750
                                                                  -------------
Total Asset Backed Securities
  (cost $61,003,603)                                                 60,745,606
                                                                  -------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS-11.8%
American Home Mortgage Investment Trust
  Series 2004-3 Class MF1
  5.35%, 10/25/34(c)                                     2,000        1,928,260
  Series 2004-4 Class M2
  5.87%, 2/25/45(c)                                      2,860        2,845,700
  Series 2005-2 Class 2A1
  6.39%, 9/25/45(c)                                      2,203        2,224,573
  Series 2005-4 Class 5A
  5.35%, 11/25/45(c)                                     3,074        3,061,109
Bear Stearns Alt-A Trust
  Series 2005-10 Class 24A1
  5.99%, 1/25/36(c)                                      1,052        1,057,095
  Series 2006-1 Class 22A1
  5.45%, 2/25/36                                         2,811        2,791,625
  Series 2006-2 Class 23A1
  6.00%, 3/25/36                                         1,700        1,703,094


12 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


Schedule of Investments

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
Citicorp Mortgage Securities, Inc.
  Series 2004-7 Class 1A1
  5.25%, 9/25/34                                      $     49    $      48,109
Citigroup Mortgage Loan Trust, Inc.
  Series 2005-2 Class 1A4
  5.13%, 5/25/35                                         1,853        1,817,768
Countrywide Home Loans
  Series 2005-12 Class 1A5
  5.25%, 5/25/35                                         4,568        4,464,189
Credit Suisse First Boston Mortgage
  Securities Corp.
  Series 2004-2R Class A1
  5.02%, 12/28/33(b)(c)                                  2,912        2,567,632
  Series 2005-11 Class 3A6
  5.50%, 12/25/35                                        3,485        3,445,236
Deutsche Alt-A Securities, Inc. Mortgage Loan
  Series 2005-AR1 Class 1A1
  5.13%, 8/25/35(c)                                      2,169        2,161,199
First Horizon Alternative Mortgage Securities
  Series 2005-FA11 Class 1A5
  5.75%, 2/25/36                                         2,313        2,316,352
IndyMac Index Mortgage Loan Trust
  Series 2006-AR7 Class 4A1
  6.27%, 5/25/36                                         1,090        1,098,665
Merrill Lynch Mortgage Investors, Inc.
  Series 2005-A8 Class A1C1
  5.25%, 8/25/36                                         1,666        1,652,892
MLCC Mortgage Investors, Inc.
  Series 2003-F Class A1
  5.14%, 10/25/28(c)                                     4,804        4,811,376
  Series 2004-A Class A1
  5.05%, 4/25/29(c)                                      4,073        4,074,299
Residential Accredit Loans, Inc.
  Series 2006-QS2 Class 1A9
  5.50%, 2/25/36                                         3,295        3,272,343
Residential Funding Mortgage Securities, Inc.
  Series 2005-SA3 Class 3A
  5.25%, 8/25/35                                         1,852        1,821,177
Structured Adjustable Rate Mortgage Loan
  Series 2005-5 Class A3
  5.05%, 5/25/35(c)                                      1,224        1,224,213
Structured Asset Securities Corp.
  Series 2002-11A Class 1A
  5.59%, 6/25/32                                         1,581        1,581,169
  Series 2003-21 Class 2A1
  4.00%, 8/25/33                                            54           52,352
Washington Mutual
  Series 2005-AR7 Class A4
  4.94%, 8/25/35                                         1,463        1,438,616
                                                                  -------------
Total Collateralized Mortgage Obligations
  (cost $54,169,273)                                                 53,459,043
                                                                  -------------


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 13
________________________________________________________________________________


Schedule of Investments

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES-5.5%
Asset Securitization Corp.
  Series 1996-MD6 Class A1C
  7.04%, 11/13/29                                     $  6,393    $   6,392,830
Commercial Mortgage Acceptance Corp.
  Series 1997-ML1 Class A2
  6.53%, 12/15/30                                          458          459,645
Credit Suisse First Boston Mortgage
  Securities Corp.
  Series 2005-TF2A Class G
  5.30%, 9/15/20(c)                                      1,065        1,065,000
  Series 2005-TF2A Class F
  5.25%, 9/15/20(c)                                      1,065        1,065,000
First Union Lehman Brothers Bank of America
  Series 1998-C2 Class A2
  6.56%, 11/18/35                                        3,675        3,738,077
LB-UBS Commercial Mortgage Trust
  Series 2004-C7 Class A2
  3.99%, 10/15/29                                        3,385        3,237,786
Lehman Brothers Floating Rate Commercial
  Mortgage Trust
  Series 2005-LLFA Class F
  5.079%, 7/15/18                                        1,550        1,550,000
Morgan Stanley Capital I
  Series 2005-XLF Class G
  5.119%, 8/15/19                                        2,645        2,645,000
Nomura Asset Securities Corp.
  Series 1998-D6 Class A1B
  6.59%, 3/15/30                                         4,910        5,017,676
                                                                  -------------
Total Commercial Mortgage Backed Securities
  (cost $26,076,894)                                                 25,171,014
                                                                  -------------
SHORT-TERM INVESTMENTS-11.6%
Commercial Paper-7.4%
Deutsche Bank
  4.62%, 4/12/06(d)                                     15,000       14,982,675
Barclays Fund
  4.63%, 4/12/06(d)                                     15,000       14,982,638
Royal Bank Scotland plc
  4.755%, 11/12/07(d)                                    3,500        3,500,169
                                                                  -------------
                                                                     33,465,482
                                                                  -------------
U.S. Government & Government
  Sponsored Agency Obligations-4.2%
Federal Home Loan Bank
  Zero Coupon, 4/03/06(d)                               19,000       19,000,000
                                                                  -------------
Total Short-Term Investments
  (cost $52,465,482)                                                 52,465,482
                                                                  -------------


14 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


Schedule of Investments

                                                                   U.S. $ Value
--------------------------------------------------------------------------------
Total Investments-106.4%
  (cost $487,504,090)(e)                                          $ 482,350,475
Other assets less liabilities-(6.4)%                                (29,188,462)
                                                                  -------------
Net Assets-100%                                                   $ 453,162,013
                                                                  =============
INTEREST RATE SWAP CONTRACTS
                                                  Rate Type
                                          ------------------------
                                             Payments    Payments
                   Notional                  Received       Made
      Swap          Amount  Termination        by the      by the    Unrealized
  Counterparty      (000)       Date         Portfolio   Portfolio  Depreciation
--------------------------------------------------------------------------------
Lehman Brothers    14,000     1/27/08     3 month LIBOR+   4.835%    $(20,331)

+   LIBOR (London Interbank Offered Rate).



(a)   When-issued security.

(b) Security is exempt from registration under rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the market value of securities amounted to $7,057,960 or 1.6% of net assets.

(c)   Variable rate coupon, rate shown as of March 31, 2006.

(d) Represents entire or partial position segregated as collateral for when issued securities.

(e) At March 31, 2006, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $90,985 and gross unrealized depreciation of investments was $5,244,600 resulting in net unrealized depreciation of $5,153,615 (excluding swap transactions).

      Explanation of abbreviation:
      TBA - To Be Announced

      See notes to financial statements.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 15
________________________________________________________________________________


STATEMENT OF ASSETS & LIABILITIES
March 31, 2006  (unaudited)


Assets
Investments in securities, at value                               $ 482,350,475
Cash in bank                                                          1,008,011
Receivables:
  Interest                                                            3,962,756
  Capital shares sold                                                   241,105
                                                                  -------------
Total assets                                                        487,562,347
                                                                  -------------
Liabilities
Payables:
  Dividends to shareholders                                             683,843
  Investment securities purchased                                    32,597,980
  Capital shares redeemed                                               677,227
  Deferred income on dollar rolls                                         9,893
  Management fee                                                        197,522
  Shareholder servicing and administration fee                           34,093
  Transfer Agent fee                                                     17,849
  Distribution fee payable                                               48,283
  Accrued expenses                                                      113,313
Depreciation of swap agreement                                           20,331
                                                                  -------------
Total liabilities                                                    34,400,334
                                                                  -------------
Net Assets                                                        $ 453,162,013
                                                                  =============
Cost of investments                                               $ 487,504,090
                                                                  =============
Net Assets Consist of:
Capital stock, at par*                                            $      36,967
Additional paid-in capital                                          472,806,973
Undistributed net investment income/(excess distributions)           (1,345,847)
Accumulated net realized loss on investment transactions            (13,162,134)
Unrealized appreciation/(depreciation) of investments
and swaps                                                            (5,173,946)
                                                                  -------------
                                                                  $ 453,162,013
                                                                  =============


* The Sanford C. Bernstein Fund, Inc., has authorized 7.8 billion shares of common stock with a par value of $.001 per share.

    See notes to financial statements.


16 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


Calculation of Maximum Offering Price
Short Duration Plus Class Shares
Net Assets                                                        $ 374,477,837
Shares of capital stock outstanding                                  30,547,508
                                                                  -------------
Net asset value and offering price per share                      $       12.26
                                                                  =============
Short Duration Class A Shares
Net Assets                                                        $  38,164,081
Shares of capital stock outstanding                                   3,112,894
                                                                  -------------
Net asset value and redemption price per share                            12.26
                                                                  =============
Sales charge--4.25% of public offering price                               0.54
                                                                  -------------
Maximum offering price                                            $       12.80
                                                                  =============
Short Duration Class B Shares
Net Assets                                                        $  21,233,474
Shares of capital stock outstanding                                   1,732,206
                                                                  -------------
Net asset value and offering price per share                      $       12.26
                                                                  =============
Short Duration Class C Shares
Net Assets                                                        $  19,286,621
Shares of capital stock outstanding                                   1,573,975
                                                                  -------------
Net asset value and offering price per share                      $       12.25
                                                                  =============


See notes to financial statements.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 17
________________________________________________________________________________


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2006  (unaudited)

Investment Income
Income:
  Interest                                                        $  10,363,007
                                                                  -------------
Expenses
  Management fee                                                      1,137,531
  Shareholder servicing fee                                             195,861
  Custodian fee                                                         104,095
  Transfer agent fee--Plus Class                                         25,734
  Transfer agent fee--Class A                                            21,284
  Transfer agent fee--Class B                                            13,646
  Transfer agent fee--Class C                                            11,895
  Distribution fees--Short Duration Class A                              58,830
  Distribution fees--Short Duration Class B                             124,475
  Distribution fees--Short Duration Class C                             108,637
  Auditing and tax fees                                                  14,220
  Directors' fees and expenses                                            3,840
  Legal fees                                                              9,686
  Registration fees                                                      48,347
  Printing fees                                                          35,666
  Miscellaneous                                                          14,597
                                                                  -------------
Total expenses                                                        1,928,344
Less: expense offset arrangement                                         (1,014)
                                                                  -------------
Net expenses                                                          1,927,330
                                                                  -------------
Net investment income                                                 8,435,677
                                                                  -------------
Realized and Unrealized Loss on
Investmenst Transactions
Net realized loss on investment transactions                         (3,690,713)
                                                                  -------------
Net decrease in unrealized appreciation/(depreciation) of
  investments and swaps                                                (424,785)
                                                                  -------------
Net realized and unrealized loss on investment transactions          (4,115,498)
                                                                  -------------
Net increase in net assets resulting from operations              $   4,320,179
                                                                  =============


See notes to financial statements.


18 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


STATEMENT OF CHANGES IN NET ASSETS


                                             Six Months Ended
                                              March 31, 2006     Year Ended
                                                (unaudited)  September 30, 2005
                                             ----------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                        $   8,435,677        $  14,775,130
Net realized loss on investment
  transactions                                  (3,690,713)          (4,683,066)
Decrease in unrealized
  appreciation/(depreciation) of
  investments and swaps                           (424,785)          (5,122,328)
                                             -------------        -------------
Net increase in net assets resulting from
  operations                                     4,320,179            4,969,736
                                             -------------        -------------
Dividends and Distributions to
Shareholders
Dividends from net investment income
  Short Duration Plus Class                     (7,926,035)         (13,219,192)
  Class A                                         (726,768)          (1,460,769)
  Class B                                         (373,215)            (783,292)
  Class C                                         (326,286)            (678,131)
  Class R                                               -0-                 (97)
Distributions from net realized gain on
  investment transactions
  Short Duration Plus Class                             -0-            (395,649)
  Class A                                               -0-             (50,066)
  Class B                                               -0-             (39,845)
  Class C                                               -0-             (34,676)
  Class R                                               -0-                  (9)
                                             -------------        -------------
Total dividends and distributions to
  shareholders                                  (9,352,304)         (16,661,726)
                                             -------------        -------------
Capital-share transactions
Net proceeds from sales of shares               65,907,491          178,626,953
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions                    3,964,696            7,646,420
                                             -------------        -------------
Total proceeds from shares sold                 69,872,187          186,273,373
Cost of shares redeemed                       (105,126,970)        (245,678,393)
                                             -------------        -------------
Decrease in net assets from capital-share
  transactions                                 (35,254,783)         (59,405,020)
                                             -------------        -------------
Net decrease in net assets                     (40,286,908)         (71,097,010)
Net Assets
Beginning of period                            493,448,921          564,545,931
                                             -------------        -------------
End of period (including distributions
  in excess of net investment income
  of $(1,345,847) and $(429,220),
  respectively)                              $ 453,162,013        $ 493,448,921
                                             =============        =============


See notes to financial statements.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 19
________________________________________________________________________________


NOTES TO FINANCIAL STATEMENTS
March 31, 2006  (unaudited)


NOTE 1.
Organization and Significant Accounting Policies

The AllianceBernstein Short Duration Class A, B and C shares are shares of Short Duration Plus Portfolio (the "Portfolio") of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. The Short Duration Plus Portfolio commenced offering AllianceBernstein Short Duration Class A, Class B and Class C Shares on May 21, 2003 and Class R Shares on February 17, 2004 (collectively, "Short Duration Retail Classes") in addition to the existing Short Duration Plus Class shares (the "Plus Class"). As of February 23, 2005, the Class R shares are no longer offered to shareholders. These financial statements include only the Short Duration Retail Classes. The financial highlights of the Plus Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Portfolio Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quo-


20 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


tations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (prior to February 24, 2006 known as Alliance Capital Management, L.P.) (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

C. Futures Contracts

Upon entering into a futures contract, the Portfolio is required to deposit cash or to pledge securities and maintain as collateral an initial margin with the broker equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 21
________________________________________________________________________________


book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

D. Taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, the Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.

E. Repurchase Agreements

The Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis

The Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. The Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains

Net investment income of the Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax


22 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


(tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise. Permanent differences have no effect on net assets.

H. Income and Expenses

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their relative net assets.

I. Interest Rate Swap Agreements

The Portfolio may enter into swaps to hedge its exposure to interest rates or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Portfolio has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolio accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 23
________________________________________________________________________________


J. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price. At March 31, 2006, the portfolio had not entered into any reverse repurchase agreement.

K. Mortgage-Backed Dollar Rolls

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by a Portfolio of securities for delivery in the current month and such Portfolio's simultaneously contracting to repurchase similar securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. In consideration for entering into the commitment to repurchase the Portfolio is compensated by "fee income", which is received when the Portfolio enters into the commitment. Such fee income is recorded as deferred income and accrued by the Portfolio over the roll period. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques and may be considered to be borrowings by the Portfolio.

NOTE 2.
Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of the Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors.

The Portfolio pays the Adviser an investment management fee at an annualized rate of 0.50% of the first $250 million, 0.45% of the next $500 million, and 0.40% thereafter.

B. Transfer Agency Agreement; Shareholder Servicing

Under a Transfer Agency Agreement between the Fund, on behalf of the Short Duration Retail Classes, and AllianceBernstein Investor Services, Inc. (prior to February 24, 2006 known as Alliance Global Investor Services, Inc.) ("ABIS"), the Short Duration Retail Classes compensate ABIS, a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $21,204 for the six months ended March 31, 2006.


24 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


For the six months ended March 31, 2006, the expenses for the Short Duration Retail Classes were reduced under an expense offset arrangement with ABIS by $1,014.

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder services to individual shareholders of the Portfolios (except the Retail Classes). Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. This agreement applies only to the Plus Class Shares of the Portfolio. Under the agreement, the fee payable by the Plus Class share for services under this agreement is .10 of 1% of the average daily net assets of the Portfolio during the month.

C. Distribution Arrangements--Short Duration Plus Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Plus Class shares of the Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Plus Class shares of the Portfolio. This agreement does not apply to the Short Duration Class Shares of the Portfolio. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of the Adviser.

D. Distribution Arrangements--Short Duration Retail Classes

The Short Duration Retail Classes of the Portfolio have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investments, Inc. (prior to February 24, 2006 known as AllianceBernstein Investment Research and Management, Inc.) (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A and 1% of the Class B and Class C shares of the respective average daily net assets attributable to the Retail Classes. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $306,380 and $595,392 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distrib-


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 25
________________________________________________________________________________


ution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's Short Duration Class shares.

E. Other Transactions with Affiliates

Class A shares of the Portfolio are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Portfolio that it has retained front-end sales charges of $2,237 from the sales of Class A shares and received $655, $28,873, and $924 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2006.

NOTE 3.
Investment Security Transactions

Purchases and Sales

For the period from October 1, 2005 through March 31, 2006 the Portfolio had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                             Purchases              Sales
                                         -----------------    -----------------
Investment securities (excluding
  U.S. government securities)              $ 78,416,330         $ 63,345,824
U.S. government securities                  326,050,607          357,875,522

NOTE 4.
Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2006 will be determined at the end of the fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

                                               2005                  2004
                                         -----------------    -----------------
Distributions paid from:
  Ordinary income                          $ 16,260,569         $ 14,180,368
  Net long-term capital gains                   401,157                   -0-
                                         -----------------    -----------------
Total distributions paid                   $ 16,661,726         $ 14,180,368
                                         =================    =================


26 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                         Accumulated                                 Total
                         Capital and          Unrealized          Accumulated
        Ordinary         Other Gains         Appreciation/         Earnings/
         Income          (Losses)(a)       (Depreciation)(b)      (Deficit)(c)
--------------------------------------------------------------------------------
        $ 62,743        $ (3,594,854)        $ (4,914,253)        $ (8,446,364)

(a) On September 30, 2005, the Portfolio had a net capital loss carry forward of $3,594,854 which expires in the year 2013. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended September 30, 2004, the Fund deferred to October 1, 2004 post October capital losses of $5,711,473.

(b) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(c) The difference between the book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable and post October loss deferrals.

NOTE 5.
Risk Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Indemnification Risk--In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE 6.
Risks Involved in Futures Contracts

The Portfolio may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 27
________________________________________________________________________________


the Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 7.
Capital-Share Transactions

The Fund has authorized 7.8 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2006, 7.5 billion are divided into 12 Portfolios. It has allocated 800 million shares to the Portfolio, divided evenly into four classes. Share transactions for the six months ended March 31, 2006 and year ended September 30, 2005, were as follows:

                                    Shares                              Amount
                      --------------------------------   ---------------------------------
                      Six Months Ended    Year Ended     Six Months Ended    Year Ended
                       March 31, 2006    September 30,    March 31, 2006    September 30,
                        (unaudited)          2005          (unaudited)          2005
------------------------------------------------------------------------------------------
Short Duration
Plus Class
Shares sold                  4,377,069      11,221,512       $ 53,924,591   $ 140,436,628
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions                231,338         426,621          2,850,766       5,342,279
Shares redeemed             (6,249,330)    (12,766,090)       (76,958,363)   (159,809,492)
Net decrease                (1,640,923)     (1,117,957)       (20,183,006)    (14,030,585)
Beginning of
  period                    32,188,431      33,306,388        408,567,036     422,597,621
End of period               30,547,508      32,188,431       $388,384,030   $ 408,567,036
Short Duration
Class A Shares
Shares sold                    747,770       1,940,658       $  9,205,670   $  24,341,652
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions                 50,173          96,914            618,299       1,213,366
Shares converted
  from Class B                  48,798         106,805            601,137       1,334,579
Shares redeemed             (1,172,109)     (3,347,092)       (14,447,547)    (41,955,853)
Net decrease                  (325,368)     (1,202,715)        (4,022,441)    (15,066,256)
Beginning of
  period                     3,438,262       4,640,977         45,013,580      60,079,836
End of period                3,112,894       3,438,262       $ 40,991,139   $  45,013,580


28 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


                                    Shares                              Amount
                      --------------------------------   ---------------------------------
                      Six Months Ended    Year Ended     Six Months Ended    Year Ended
                       March 31, 2006    September 30,    March 31, 2006    September 30,
                        (unaudited)          2005          (unaudited)          2005
------------------------------------------------------------------------------------------
Short Duration
Class B Shares
Shares sold                     98,234         489,329       $  1,211,635   $   6,137,972
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions                 23,282          50,309            286,901         630,063
Shares converted
 to Class A                    (48,798)       (106,847)          (601,137)     (1,334,579)
Shares redeemed               (597,801)     (1,671,609)        (7,366,441)    (20,944,554)
Net decrease                  (525,083)     (1,238,818)        (6,469,042)    (15,511,098)
Beginning of
 period                      2,257,289       3,496,107         29,232,925      44,744,023
End of period                1,732,206       2,257,289      $  22,763,883   $  29,232,925
Short Duration
Class C Shares
Shares sold                     78,277         508,402      $     964,458   $   6,376,122
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions                 16,945          36,795            208,730         460,712
Shares redeemed               (467,041)     (1,725,576)        (5,753,482)    (21,624,133)
Net decrease                  (371,819)     (1,180,379)        (4,580,294)    (14,787,299)
Beginning of
  period                     1,945,794       3,126,173         25,284,964      40,072,263
End of period                1,573,975       1,945,794      $  20,704,670   $  25,284,964


NOTE 8.
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 29
________________________________________________________________________________


practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the"Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; however, the Portfolios did not have their fees reduced; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Funds, will introduce governance and compliance changes.

A special committee of the AllianceBernstein's Board of Directors, comprised of the members of the AllianceBernstein's Audit Committee and the other independent member of the AllianceBernstein's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the independent directors of the Sanford C. Bernstein Fund, Inc. have designated an independent economic consultant and independent counsel to investigate the above-mentioned matters.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market


30 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). All of the actions removed to federal court were also transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 31
________________________________________________________________________________


trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 26, 2006, the Adviser, Alliance Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. On April 11, 2006, the Court dismissed the Writ and later granted defendants a 30-day stay to file an appeal. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services,
(ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting


32 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and puni- tive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fundrelated fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the Funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. Plaintiffs have moved for leave to amend their consolidated complaint.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 33
________________________________________________________________________________


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS A
                                                ------------------------------------------------------------------------
                                                     Six Months
                                                       Ended                   Year Ended                     Period
                                                      March 31,                September 30,                   Ended
                                                        2006         ---------------------------------       September
                                                     (unaudited)           2005              2004           30, 2003(a)
                                                ------------------------------------------------------------------------
Net asset value, beginning of period                   $ 12.39            $ 12.67           $ 12.84           $ 12.87
Income From Investment Operations
                                                ------------------------------------------------------------------------
Investment income, net+                                    .21                .33               .27               .08
Net realized and unrealized loss on investment
  transactions                                            (.11)              (.24)             (.13)             (.03)
                                                ------------------------------------------------------------------------
Total from investment operations                           .10                .09               .14               .05
                                                ------------------------------------------------------------------------
Less Dividends and Distributions
Dividends from taxable net investment income              (.23)              (.36)             (.29)             (.08)
Distributions from net realized gain on
  investment transactions                                   -0-              (.01)             (.02)               -0-
                                                ------------------------------------------------------------------------
Total dividends and distributions                         (.23)              (.37)             (.31)             (.08)
                                                ------------------------------------------------------------------------
Net asset value, end of period                         $ 12.26            $ 12.39           $ 12.67           $ 12.84
                                                ========================================================================
Total return(b)                                            .77%               .77%             1.03%              .48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $38,164            $42,602           $58,793           $92,075
Average net assets (000's omitted)                     $38,900            $50,872           $79,399           $56,063
Ratio of expenses to average net assets                   1.02%*(c)          1.02%             1.03%              .91%*
Ratio of expenses to average net assets
  excluding interest                                      1.02%*(c)          1.02%             1.01%              .91%*
Ratio of net investment income to average
  net assets                                              3.32%*(c)          2.61%             2.06%             1.81%*
Portfolio turnover rate                                     88%               220%              359%              283%


See footnote summary on page 36.


34 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS B
                                                ------------------------------------------------------------------------
                                                     Six Months
                                                       Ended                   Year Ended                     Period
                                                      March 31,                September 30,                   Ended
                                                        2006         ---------------------------------       September
                                                     (unaudited)           2005              2004           30, 2003(a)
                                                ------------------------------------------------------------------------
Net asset value, beginning of period                   $ 12.39            $ 12.67           $ 12.84           $ 12.87
Income From Investment Operations
Investment income, net+                                    .16                .24               .17               .05
Net realized and unrealized loss on investment
  transactions                                            (.10)              (.24)             (.12)             (.03)
Total from investment operations                           .06                .00               .05               .02
Less Dividends and Distributions
Dividends from taxable net investment income              (.19)              (.27)             (.20)             (.05)
Distributions from net realized gain on
  investment transactions                                   -0-              (.01)             (.02)               -0-
Total dividends and distributions                         (.19)              (.28)             (.22)             (.05)
Net asset value, end of period                         $ 12.26            $ 12.39           $ 12.67           $ 12.84
Total return(b)                                            .45%               .05%              .32%              .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $21,233            $27,964           $44,281           $34,311
Average net assets (000's omitted)                     $24,692            $36,245           $39,445           $16,797
Ratio of expenses to average net assets                   1.73%*(c)          1.72%             1.75%             1.64%*
Ratio of expenses to average net assets
  excluding interest                                      1.73%*(c)          1.72%             1.73%             1.64%*
Ratio of net investment income to average
  net assets                                              2.62%*(c)          1.90%             1.34%             1.13%*
Portfolio turnover rate                                     88%               220%              359%              283%



See footnote summary on page 36.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 35
________________________________________________________________________________


Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               CLASS C
                                                ------------------------------------------------------------------------
                                                     Six Months
                                                       Ended                   Year Ended                     Period
                                                      March 31,                September 30,                   Ended
                                                        2006         ---------------------------------       September
                                                     (unaudited)           2005              2004           30, 2003(a)
                                                ------------------------------------------------------------------------
Net asset value, beginning of period                   $ 12.38            $ 12.66           $ 12.84           $ 12.87
Income From Investment Operations
Investment income, net+                                    .16                .24               .17               .05
Net realized and unrealized loss on investment
  transactions                                            (.10)              (.24)             (.13)             (.03)
Total from investment operations                           .06                .00               .04               .02
Less Dividends and Distributions
Dividends from taxable net investment income              (.19)              (.27)             (.20)             (.05)
Distributions from net realized gain on
  investment transactions                                   -0-              (.01)             (.02)               -0-
Total dividends and distributions                         (.19)              (.28)             (.22)             (.05)
Net asset value, end of period                         $ 12.25            $ 12.38           $ 12.66           $ 12.84
Total return(b)                                            .44%               .05%              .25%              .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $19,287            $24,096           $39,581           $32,929
Average net assets (000's omitted)                     $21,550            $31,428           $36,998           $18,054
Ratio of expenses to average net assets                   1.73%*(c)          1.72%             1.74%             1.63%*
Ratio of expenses to average net assets
  excluding interest                                      1.73%*(c)          1.72%             1.72%             1.63%*
Ratio of net investment income to average
  net assets                                              2.62%*(c)          1.90%             1.35%             1.11%*
Portfolio turnover rate                                     88%               220%              359%              283%


*    Annualized.

+    Based on average shares outstanding.

(a)  Commenced distribution on May 21, 2003.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c) The ratio includes expenses attributable to estimated costs of proxy solicitation.


36 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


Board's Consideration of Investment Management Arrangements

The process relating to the annual review of the Investment Management Agreement between the Sanford C. Bernstein Fund, Inc. (the "Fund"), on behalf of each of its portfolios (each, a "Portfolio" and collectively, the "Portfolios"), and AllianceBernstein L.P. (the "Adviser") (the "Investment Management Agreement") commenced following receipt by the Adviser of a letter dated July 21, 2005, from counsel to the Directors who are not interested persons of the Fund (the "Independent Directors"). The letter contained a preliminary list of information required by the Independent Directors to conduct their annual review. The Directors received materials relating to the renewal of the Investment Management from the Adviser during September 2005. In addition, the Independent Directors received materials prepared by the Senior Officer, as described below. On September 28, 2005, the Directors held an in-person meeting to begin their review of the Investment Management Agreement and to consider an amendment proposed by the Adviser to the fee schedule, which included additional breakpoints at higher asset levels for the Intermediate Duration Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio, California Municipal Portfolio, Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio. Following discussion at this meeting, the Independent Directors requested that the Adviser propose a different amended schedule for certain of the Portfolios. On October 25, 2005, the Independent Directors met in executive session with counsel to the Independent Directors and the Senior Officer to review a revised proposal with respect to the fee schedule from the Adviser. On October 26, 2005, the Board of Directors held an in-person meeting to review the Investment Management Agreement and the revised proposal from the Adviser, which included a further reduction in the advisory fee rate for the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio. The Board considered the Adviser's amended proposal and in turn proposed additional reductions in fees for the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio. The Board of Directors, including the Independent Directors, determined to extend the Investment Management Agreement with the fee rates then in effect until December 1, 2005, to provide sufficient time for management to review the additional reductions proposed by the Board and the Board to consider the Adviser's responses to the Board's proposal. It was determined that the Board of Directors would meet at an in-person meeting on November 28, 2005 for the purpose of considering the renewal of the Investment Management Agreement for an additional annual term in light of the various proposals that had been made. Between October 26, 2005 and November 28, 2005, the Independent Directors, their counsel, and the Adviser considered additional proposed amendments to the fee schedule. At the November 28, 2005 meeting, the Board approved the advisory fee rate structure shown below under "Advisory Fee Rate Schedule."


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 37
________________________________________________________________________________


In approving the continuation of the Investment Management Agreement for an additional annual term with the revised fee schedule, the Board of Directors considered all information it deemed reasonably necessary to evaluate the terms of the Agreement and considered whether continuance of the Agreement would be in the best interests of each respective Portfolio. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) information comparing the performance of the Portfolios to other investment companies with similar investment objectives and to one or more securities indices; (ii) information about the nature, extent and quality of investment and administrative services rendered by the Adviser; (iii) payments received by the Adviser from all sources in respect of the Portfolios and the Fund as a group; (iv) costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Portfolios and the Fund as a group; (v) comparative fee and expense data for the Portfolios and other investment companies with similar investment objectives; (vi) information about the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflect these economies of scale for the benefit of investors; (vii) the Adviser's policies and practices regarding allocation of portfolio transactions of the Portfolios, including the extent to which the Adviser benefits from soft dollar arrangements; (viii) information about "revenue sharing" arrangements that the Adviser may enter into in respect of any of the Portfolios; (ix) portfolio turnover rates of the Portfolios; (x) fall-out benefits which the Adviser and its affiliates may receive from their relationships to the Portfolios; (xi) information about fees charged by the Adviser to other like clients with similar investment objectives; (xii) professional experience and qualifications of the Fund's management teams and other senior personnel of the Adviser; and (xiii) the terms of the Investment Management Agreement.

The Directors also reviewed an independent evaluation from the Fund's Senior Officer (who is also the Fund's Independent Compliance Officer) of the reasonableness of the advisory fees in the Investment Management Agreement. This evaluation was contemplated by the September 2004 Assurance of Discontinuance between the Adviser and the New York Attorney General. In his evaluation, the Senior Officer concluded that the fees contained in the Adviser's September 28, 2005 proposal were reasonable with respect to the fixed-income Portfolios and recommended that the fees for the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio be reduced. The Directors noted that the Senior Officer's evaluation considered the following factors: management fees charged to institutional and other clients of the Adviser for like services; management fees charged by other mutual fund companies for like services; costs to the Adviser and its affiliates of supplying such services pursuant to the Investment Management Agreement, excluding any intra-corporate profit; profit margins of the Adviser and its affiliates from supplying such services; possible economies of scale as the Portfolios grow larger; and the nature and quality of the Adviser's services including the performance of the Portfolios.


38 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


The matters discussed below were considered separately by the Independent Directors in several executive sessions, during which experienced counsel that is independent of the Adviser provided guidance to the Independent Directors. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement as amended, including the fees to be charged for services thereunder.

Fees and Expenses

The Board of Directors, including the Independent Directors, compared the fees and expense ratios of each Portfolio as proposed by the Adviser at the September 28, 2005 meeting (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives ("peer group"). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were prepared by Lipper, Inc. ("Lipper"), an independent provider of investment company data. Where applicable, the Board considered similarities and differences between each Portfolio and the other funds in its respective peer group. The Senior Officer also performed analyses of the advisory fees based upon hypothetical fee structures and asset levels, and compared such analyses to the Portfolios' peer groups.

The Board considered data based on information provided by Lipper, particularly that:

    o the Short Duration Plus Portfolio's contractual management fee was at the median of its peer group, its actual management fee was above the median of its peer group, and its actual total expenses were below the median of its peer group.

    o the U.S. Government Short Duration Portfolio's contractual management fee and actual management fee were above the median of its peer group, and its actual total expenses were at the median of its peer group.

    o the Intermediate Duration Portfolio's contractual management fee was above the median of its peer group, its actual management fee was at the median of its peer group, and its actual total expenses were below the median of its peer group.

    o the California Municipal Portfolio's contractual management fee and actual total expenses were below the median of its peer group, and its actual management fee was at the median of its peer group.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 39
________________________________________________________________________________


    o the Diversified Municipal Portfolio's contractual management fee was above the median of its peer group, and its actual management fee and actual total expenses were below the median of its peer group.

    o the New York Municipal Portfolio's contractual management fee and its actual total expenses were below the median of its peer group, and its actual management fee was above the median of its peer group.

    o the Short Duration California Municipal Portfolio's contractual management fee was below the median of its peer group, its actual management fee was at the median of its peer group, and its actual total expenses were above the median of its peer group.

    o the Short Duration Diversified Municipal Portfolio's contractual management fee, actual management fee and actual total expenses were above the median of its peer group.

    o the Short Duration New York Municipal Portfolio's contractual management fee and actual management fee were above the median of its peer group, and its actual total expenses were below the median of its peer group.

    o the International Portfolio's contractual management fee, actual management fee, and actual total expenses were above the median of its peer group.

    o the Tax-Managed International Portfolio's contractual management fee and actual total expenses were above the median of its peer group, and its actual management fee was at the median of its peer group.

    o the Emerging Markets Portfolio's contractual management fee, actual management fee and actual total expenses were above the median of its peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Adviser.

On the basis of its review and consideration of the proposed fees as described above, the Board concluded that the fees shown below under "Advisory Fee Schedule Effective November 29, 2005" were reasonable.

Nature, Extent and Quality of Services

The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates. The Board used its knowledge and experience gained as directors of the Fund in evaluating the quality of the services of the Adviser, including the scope and quality of the Adviser's investment management capabilities, other resources


40 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


dedicated to performing its services and the quality of its administrative and other services provided to the Fund. Particularly, the Board considered the background and experience of the Adviser's senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Adviser, the Board was informed that in management's judgment, the Adviser has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. In particular, the Board was informed that the Adviser's investment staff consists of:

    o In the case of the Fixed-Income Portfolios, there are 63 Fixed Income Portfolio Managers, 46 Fixed-Income Credit Research Analysts, 4 Structured Analysts, 8 Fixed-Income Economists, 8 Fixed-Income Quantitative Analysts and 7 Fixed-Income Traders.

    o In the case of the International and Tax-Managed International Portfolios, there are 28 senior portfolio managers*, including 1 economist, 123 research analysts, including 100 fundamental and 23 quantitative, and 20 traders.

    * Includes 8 members of the Style Blend Investment Team dedicated to managing style blend portfolios comprised of underlying investments in Bernstein Value and Alliance Growth portfolios.

    o In the case of the Emerging Markets Portfolio, there are 19 senior portfolio managers*, including 1 economist, 94 research analysts, including 71 fundamental and 23 quantitative, and 18 traders.

    * Includes 8 members of the Style Blend Investment Team dedicated to managing style blend portfolios comprised of underlying investments in Bernstein Value and Alliance Growth portfolios.

The Board also considered the allocation of responsibilities as well as the factors which impacted the making and implementing of investment decisions for the Portfolios.
The Board then reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality service to the Fund.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Adviser.

Fund Performance

The Board of Directors, including the Independent Directors, received and considered information about each Portfolio's investment performance, as well as the performance of its peer group and the performance of an appropriate bench


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 41
________________________________________________________________________________


mark index. The Board was provided with performance data versus each Portfolio's peer group, both before and after fees, for the 1-year, 3-year, 5-year and 10-year periods, as applicable, ended June 30, 2005 ("relevant periods") and versus each Portfolio's appropriate benchmark index, after fees, for the year to date, 1-year, 3-years, 5-years, 10-years and since inception periods, as applicable, ended June 30, 2005. Both the funds included in each Portfolio's peer group and the comparative performance data were provided to the Directors by Lipper. The Board noted that:

    (i) the Short Duration Plus Portfolio underperformed the median of its peer group over the 1-year period both before and after fees, but that it outperformed the median of its peer group over the remaining relevant periods both before and after fees. The Portfolio outperformed its benchmark index, the Merrill Lynch 1-3 Year Treasury Index, over the 1-year and 3-year periods ended June 30, 2005. The Portfolio underperformed against the benchmark index for the year to date, 5-year, 10-year and since inception periods.

    (ii) the U.S. Government Short Duration Portfolio performed at the median of its peer group over the 1-year period and below the median of its peer group over all remaining relevant periods, all after fees. The Portfolio outperformed the median of its peer group before fees over all relevant periods with the exception of the 10-year period over which it underperformed against the median. The Portfolio underperformed its benchmark index, the Merrill Lynch 1-3 Year Treasury Index, over all relevant periods.

    (iii) the Intermediate Duration Portfolio performed at the median of its peer group over the 1-year and 3-year periods but underperformed against the median over the 5-year and 10-year periods, all net of fees. Before fees, the Portfolio underperformed its peer group over all relevant periods except the 3-year period over which it performed at the median of its peer group. The Portfolio underperformed its benchmark index, the Lehman Aggregate Bond Index, over all relevant periods except the 3-year period, over which it outperformed the benchmark index.

    (iv) the Diversified Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

    (v) the New York Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The


42 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

    (vi) the California Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 5 Year General Obligation Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

    (vii) the Short Duration Diversified Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 1 Year Municipal Bond Index, over the 1-year period and underperformed against the benchmark index for the remaining relevant periods.

    (viii) the Short Duration New York Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio outperformed its benchmark index, the Lehman 1 Year Municipal Bond Index, over the year to date and 1-year periods and underperformed against the benchmark index for the remaining relevant periods.

    (ix) the Short Duration California Municipal Portfolio underperformed the median of its peer group, both before and after fees, over all relevant periods. The Portfolio also underperformed its benchmark index, the Lehman 1 Year Municipal Bond Index, over all relevant periods.

    (x) the Tax-Managed International Portfolio underperformed the median of its peer group over all relevant periods except the 5-year and 10-year periods during which it performed at the median, all after fees. Before fees, the Portfolio underperformed against the median over the 1-year and 3-year periods, outperformed the median for the 5-year period and performed at the median for the 10-year period. The Portfolio outperformed its benchmark index, the MSCI EAFE Foreign-Stock Market Index, over the 5-year, 10-year and since inception periods, but underperformed against the benchmark index for the year to date, 1-year and 3-year periods.

    (xi) the International Portfolio performed at the median of its peer group over the 3-year period but underperformed against the median over the 1-year and 5-year periods, all net of fees. Before fees, the Portfolio underperformed its peer group over the 1-year period, but outper-


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 43
________________________________________________________________________________


formed its peer group over the 3-year and 5-year periods. The Portfolio outperformed its benchmark index, the MSCI EAFE Foreign-Stock Market Index over the 5-year and since inception periods, but underperformed against the benchmark index for the year to date, 1-year and 3-year periods.

    (xii) the Emerging Markets Portfolio substantially outperformed the median of its peer group over the 1-year, 3-year and 5-year periods both before and after fees. The Portfolio outperformed its benchmark index, the MSCI Emerging Markets Index, over the 1-year, 3-year, 5-year and since inception periods but underperformed the benchmark index over the year to date period.

The Board noted that the underperformance of some of the Portfolios net of fees versus their respective indices was at least partly due to the fact that the Portfolios' benchmarks do not account for the fees that would be charged if an entity were able to replicate them and offer them to retail investors. The Board also noted that the duration of each of the fixed-income Portfolios is shorter than the implied duration of the Portfolios' peer categories. These differences have a substantial impact to the performance of the fixed-income Portfolios.

The Board concluded that the performance generated by the Adviser was satisfactory.

Profitability

The Board of Directors, including the Independent Directors, considered the level of the Adviser's profits in respect of its management of the Fund. The materials provided to the Independent Directors included a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2003 and 2004 which had been reviewed by an independent consultant retained by the Senior Officer. The Directors also reviewed information in respect of 2004 that had been prepared with revised expense allocation methodology, which had also been reviewed by the Senior Officer's independent consultant. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed that there is no generally accepted allocation methodology for information of this type. The Directors also received a presentation from the independent consultant which reviewed the Adviser's methods of calculating profitability.

After reviewing all relevant factors, the Board of Directors, including the Independent Directors, concluded that the level of the Adviser's profits in respect of its management of the Fund was reasonable.


44 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


Economies of Scale

The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors also considered a presentation by an independent consultant discussing economies of scale issues in the mutual fund industry.

The Board concluded that each Portfolio's breakpoint arrangements could result in a sharing of economies of scale.

Other Benefits to the Adviser

The Board of Directors, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser as service providers to the Portfolios, including for administrative and transfer agency services, as well as the extent to which the Adviser benefits from soft dollar arrangements. It also considered other benefits potentially derived from an increase in the Adviser's business as a result of its relationship with the Fund.

The Board concluded that other ancillary benefits that the Adviser could be expected to receive with regard to providing investment advisory and other services to the Fund, such as those noted above, were reasonable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board concluded that the advisory fee rates for the New York Municipal, California Municipal, Diversified Municipal, Intermediate Duration, Tax Managed International, International and Emerging Markets Portfolios should be amended as follows.

                 Advisory Fee Schedule Effective
                       November 29, 2005               Previous Advisory Fee Schedule
-----------------------------------------------------------------------------------------
New York         .50% of the first $1 billion;        .50% of the first $1 billion;
Municipal        .45% of assets in excess of $1       .45% of assets in excess of $1
Portfolio        billion up to, but not exceeding     billion up to, but not exceeding $3
                 $3 billion;                          billion;
                 .40% of assets in excess of $3       .40% of assets in excess of $3
                 billion up to, but not exceeding     billion
                 $5 billion;
                 .35% of assets in excess of $5
                 billion


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 45
________________________________________________________________________________


                 Advisory Fee Schedule Effective
                       November 29, 2005               Previous Advisory Fee Schedule
-----------------------------------------------------------------------------------------
California       .50% of the first $1 billion;        .50% of the first $1 billion;
Municipal        .45% of assets in excess of $1       .45% of assets in excess of $1
Portfolio        billion up to, but not exceeding     billion up to, but not exceeding $3
                 $3 billion;                          billion;
                 .40% of assets in excess of $3       .40% of assets in excess of $3
                 billion up to, but not exceeding     billion
                 $5 billion;
                 .35% of assets in excess of $5
                 billion
Diversified      .50% of the first $1 billion;        .50% of the first $1 billion;
Municipal        .45% of assets in excess of $1       .45% of assets in excess of $1
Portfolio        billion up to, but not exceeding     billion up to, but not exceeding $3
                 $3 billion;                          billion;
                 .40% of assets in excess of $3       .40% of assets in excess of $3
                 billion up to, but not exceeding     billion
                 $5 billion;
                 .35% of assets in excess of $5
                 billion
Intermediate     .50% of the first $1 billion;        .50% of the first $1 billion;
Duration         .45% of assets in excess of $1       .45% of assets in excess of $1
Portfolio        billion up to, but not exceeding     billion up to, but not exceeding $3
                 $3 billion;                          billion;
                 .40% of assets in excess of $3       .40% of assets in excess of $3
                 billion up to, but not exceeding     billion
                 $5 billion;
                 .35% of assets in excess of $5
                 billion
Tax-Managed      .925% of the first $1 billion;       1.00% of the first $1 billion;
International    .85%of assets in excess of $1        .90% of assets in excess of $1
Portfolio        billion up to, but not exceeding     billion up to, but not exceeding $4
                 $4 billion;                          billion;
                 .80% of assets in excess of $4       .85% of assets in excess of $4
                 billion up to, but not exceeding     billion up to, but not exceeding $6
                 $6 billion;                          billion;
                 .75% of assets in excess of $6       .75% of assets in excess of $6
                 billion up to, but not exceeding     billion
                 $8 billion;
                 .65% of assets in excess of $8
                 billion
International    .925% of the first $1 billion;       1.00% of the first $1 billion;
Portfolio        .85% of assets in excess of $1       .90% of assets in excess of $1
                 billion up to, but not exceeding     billion up to, but not exceeding $4
                 $4 billion;                          billion;
                 .80% of assets in excess of $4       .85% of assets in excess of $4
                 billion up to, but not exceeding     billion up to, but not exceeding $6
                 $6 billion;                          billion;
                 .75% of assets in excess of $6       .75% of assets in excess of $6
                 billion up to, but not exceeding     billion
                 $8 billion;
                 .65% of assets in excess of $8
                 billion



46 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


                 Advisory Fee Schedule Effective
                       November 29, 2005               Previous Advisory Fee Schedule
-----------------------------------------------------------------------------------------
Emerging         1.175% of the first $1 billion;      1.25% of the first $1 billion;
Markets          1.05% of assets in excess of $1      1.125% of assets in excess of $1
Portfolio        billion up to, but not exceeding     billion up to, but not exceeding $2
                 $2 billion;                          billion;
                 1.00% of assets in excess of $2      1.00% of assets in excess of $2
                 billion up to, but not exceeding     billion
                 $3 billion;
                 0.90% of assets in excess of $3
                 billion

For the Short Duration Plus, U.S. Government Short Duration, Short Duration California Municipal, Short Duration New York Municipal and Short Duration Diversified Municipal Portfolios, the Independent Directors determined to approve the continuation of the Investment Management Agreement, without change to these Portfolios' fee schedules, for an additional annual term.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 47
________________________________________________________________________________


RESULTS OF SHAREHOLDERS MEETING
(unaudited)

The Annual Meeting of Stockholders of Sanford C. Bernstein Fund (the "Fund") was held on December 6, 2005. The Meeting was originally scheduled to be held on November 15, 2005, however an insufficient number of votes had been received as of November 15, 2005 to constitute a quorum and the Meeting was therefore adjourned until December 6, 2005 in order to permit for additional time for the solicitation of proxies. At the December 6, 2005 Meeting, with respect to the first item of business, the election of Directors, the required number of outstanding shares was voted in favor of the proposal, and the proposal was approved. A description of the proposal and number of shares voted at the Meeting are as follows:

1. The election of the Directors, each such Director to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

                                                       Withheld
                                 Voted For             Authority
                                --------------------------------
      Irwin Engelman            482,138,928            3,375,067
      Bart Friedman             482,352,757            3,161,238
      Roger Hertog              481,543,420            3,970,575
      William Kristol           474,455,075           11,058,920
      Thomas B. Stiles II       482,140,530            3,373,465
      Rosalie J. Wolf           482,546,822            2,967,173


48 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


BOARD OF DIRECTORS

Rosalie Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
Bart Friedman(1)(2)
William Kristol(1)(2)
Thomas B. Stiles, II(1)(2)


OFFICERS
Philip L. Kirstein, Senior Vice President &Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Emilie D. Wrapp, Secretary


CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111


DISTRIBUTOR+
AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105


TRANSFER AGENT+
AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


LEGAL COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017



(1)   Member of the Audit Committee and the Independent Directors Committee.

(2)   Member of the Governance, Nominating and Compensation Committee.

+     For the Retail Classes only.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 49
________________________________________________________________________________


ALLIANCEBERNSTEIN FAMILY OF FUNDS

-----------------------------------------
Wealth Strategies Funds
-----------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

-----------------------------------------
Blended Style Funds
-----------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

-----------------------------------------
Growth Funds
-----------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund
Small Cap Growth Portfolio

Global & International

Global Health Care Fund
Global Research Growth Fund
Global Technology Fund
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

-----------------------------------------
Value Funds
-----------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

-----------------------------------------
Taxable Bond Funds
-----------------------------------------
Global Government Income Trust*
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Intermediate Bond Portfolio*
Short Duration Portfolio
U.S. Government Portfolio

-----------------------------------------
Municipal Bond Funds
-----------------------------------------
National               Michigan
Insured National       Minnesota
Arizona                New Jersey
California             New York
Insured California     Ohio
Florida                Pennsylvania
Massachusetts          Virginia

-----------------------------------------
Intermediate Municipal Bond Funds
-----------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

-----------------------------------------
Closed-End Funds
-----------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACMGovernment Opportunity Fund
ACMManaged Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

-----------------------------------------
Retirement Strategies Funds
-----------------------------------------
2000 Retirement Strategy
2005 Retirement Strategy
2010 Retirement Strategy

2015 Retirement Strategy
2020 Retirement Strategy
2025 Retirement Strategy

2030 Retirement Strategy
2035 Retirement Strategy
2040 Retirement Strategy
2045 Retirement Strategy


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund. Prior to February 1, 2006, Global Government Income Trust was named Americas Government Income Trust and Intermediate Bond Portfolio was named Quality Bond Portfolio.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


50 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER'S EVALUATION OF INVESTMENT ADVISORY AGREEMENT(1)

The following is a summary of the evaluation of the investment advisory agreement between Alliance Capital Management L.P. (the "Adviser") and the Sanford C. Bernstein Fund, Inc. (the "Fund")(2), prepared by Philip L. Kirstein, the Senior Officer, for the independent directors of the Fund, as required by the Assurance of Discontinuance between the New York State Attorney General and the Adviser. The Senior Officer's evaluation of the investment advisory agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees which was provided to the independent directors in connection with their review of the proposed continuance of the investment advisory agreement. The Senior Officer's evaluation will consider the following factors:

    1. Management fees charged to institutional and other clients of the Adviser for like services.

    2. Management fees charged by other mutual fund companies for like services.

    3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit.

    4. Profit margins of the Adviser and its affiliates from supplying such services.


(1) It should be noted that the information in the fee summary was completed on October 17, 2005 in accordance with the Assurance of Discontinuance between the New York State Attorney General and the Adviser. It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to the Advisor Class shares of the Fund. In addition, because the Fund's September 30, 2005 annual financial statements had not yet been finalized, references to "most recently completed fiscal year" or "most recent fiscal year" in this report refer to the Fund's fiscal year end as of September 30, 2004.

(2) The Fund includes the Sanford C. Bernstein Tax-Managed International Portfolio, Sanford C. Bernstein International Portfolio, Sanford C. Bernstein Emerging Markets Portfolio, Sanford C. Bernstein U.S. Government Short Duration Portfolio, Sanford C. Bernstein Short Duration Plus Portfolio, Sanford C. Bernstein Intermediate Duration Portfolio, Sanford C. Bernstein Short Duration California Municipal Portfolio, Sanford C. Bernstein Short Duration Diversified Municipal Portfolio, Sanford C. Bernstein Short Duration New York Municipal Portfolio, Sanford C. Bernstein California Municipal Portfolio, Sanford C. Bernstein Diversified Municipal Portfolio, Sanford C. Bernstein New York Municipal Portfolio (each a "Portfolio" and collectively the "Portfolios"). Future references to the various Portfolios in this report do not include "Sanford C. Bernstein."


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 51
________________________________________________________________________________


    5.    Possible economies of scale as the Fund grows larger.

    6. Nature and quality of the Adviser's services including the performance of the Fund.

FUNDS ADVISORY FEES AND EXPENSE RATIOS

The table below describes the Portfolios' advisory fees pursuant to the Investment Advisory Agreement. The fees below reflect the additional breakpoints proposed by the Adviser at the Board of Directors meeting on September 28, 2005.

                                                   Advisory Fee Based on % of
Portfolio                                           Average Daily Net Assets
--------------------------------------------------------------------------------
Tax-Managed International Portfolio               First $1 billion         1.00%
                                                  Next $3 billion          0.90%
                                                  Next $2 billion          0.85%
                                                  Next $2 billion          0.75%
                                                  Excess of $8 billion     0.65%

International Portfolio                           First $1 billion         1.00%
                                                  Next $3 billion          0.90%
                                                  Next $2 billion          0.85%
                                                  Next $2 billion          0.75%
                                                  Excess of $8 billion     0.65%

Emerging Markets Portfolio                        First $1 billion        1.250%
                                                  Next $1 billion         1.125%
                                                  Next $1 billion         1.000%
                                                  Excess of $3 billion    0.900%

U.S. Government Short Duration Portfolio          First $250 million       0.50%
                                                  Next $500 million        0.45%
                                                  Excess of $750 million   0.40%

Short Duration Plus Portfolio                     First $250 million       0.50%
                                                  Next $500 million        0.45%
                                                  Excess of $750 million   0.40%

Intermediate Duration Portfolio                   First $1 billion         0.50%
                                                  Next $2 billion          0.45%
                                                  Next $2 billion          0.40%
                                                  Excess of $5 billion     0.35%

Short Duration California Municipal Portfolio     First $250 million       0.50%
                                                  Next $500 million        0.45%
                                                  Excess of $750 million   0.40%

Short Duration Diversified Municipal Portfolio    First $250 million       0.50%
                                                  Next $500 million        0.45%
                                                  Excess of $750 million   0.40%

Short Duration New York Municipal Portfolio       First $250 million       0.50%
                                                  Next $500 million        0.45%
                                                  Excess of $750 million   0.40%


52 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


                                                   Advisory Fee Based on % of
Portfolio                                           Average Daily Net Assets
--------------------------------------------------------------------------------
California Municipal Portfolio                    First $1 billion         0.50%
                                                  Next $2 billion          0.45%
                                                  Next $2 billion          0.40%
                                                  Excess of $5 billion     0.35%

Diversified Municipal Portfolio                   First $1 billion         0.50%
                                                  Next $2 billion          0.45%
                                                  Next $2 billion          0.40%
                                                  Excess of $5 billion     0.35%

New York Municipal Portfolio                      First $1 billion         0.50%
                                                  Next $2 billion          0.45%
                                                  Next $2 billion          0.40%
                                                  Excess of $5 billion     0.35%

The table below shows the Portfolios' expense ratios calculated from the beginning of the Portfolios' current fiscal year, October 1, 2004 through June 30, 2005.

Portfolio                                                 Expense Ratio
--------------------------------------------------------------------------------
Tax-Managed International Portfolio               Advisor                  1.22%
                                                  Class A                  1.54%
                                                  Class B                  2.24%
                                                  Class C                  2.25%

International Portfolio                           Advisor                  1.26%
                                                  Class A                  1.59%
                                                  Class B                  2.29%
                                                  Class C                  2.29%

Emerging Markets Portfolio                        Advisor                  1.67%

U.S. Government Short Duration Portfolio          Advisor                  0.77%

Short Duration Plus Portfolio                     Advisor                  0.66%
                                                  Class A                  1.00%
                                                  Class B                  1.70%
                                                  Class C                  1.70%

Intermediate Duration Portfolio                   Advisor                  0.60%

Short Duration California Municipal Portfolio     Advisor                  0.79%

Short Duration Diversified Municipal Portfolio    Advisor                  0.70%

Short Duration New York Municipal Portfolio       Advisor                  0.74%

California Municipal Portfolio                    Advisor                  0.64%
                                                  Class A                  0.88%
                                                  Class B                  1.58%
                                                  Class C                  1.58%


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 53
________________________________________________________________________________


Portfolio                                                 Expense Ratio
--------------------------------------------------------------------------------
Diversified Municipal Portfolio                   Advisor                  0.61%
                                                  Class A                  0.86%
                                                  Class B                  1.56%
                                                  Class C                  1.56%

New York Municipal Portfolio                      Advisor                  0.63%
                                                  Class A                  0.89%
                                                  Class B                  1.59%
                                                  Class C                  1.59%

I. MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors is normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund's third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Portfolio is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a Portfolio with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolios.


54 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


                                         Net Assets
                                          08/31/05           Alliance Institutional
Portfolio                                  ($MIL)                 Fee Schedule
------------------------------------------------------------------------------------------
Tax-Managed International Portfolio       $5,828.3       International Style Blend
                                                         80 bp on 1st $25 million

International Portfolio                   $2,718.6       65 bp on next $25 million
                                                         55 bp on next $50 million
                                                         45 bp on next $100 million
                                                         40 bp on the balance
                                                         Minimum account size: $50 million

Emerging Markets Portfolio                $1,747.4       Emerging Markets Style Blend
                                                         100 bp on 1st $50 million
                                                         80 bp on the balance
                                                         Minimum account size: $50 million

U.S. Government Short Duration            $86.9          Low Duration
                                          Portfolio      40 bp on 1st $20 million
                                                         25 bp on next $80 million

Short Duration Plus Portfolio             $505.2         20 bp on next $100 million
                                                         15 bp on the balance
                                                         Minimum account size: $20 million

Intermediate Duration Portfolio           $3,369.8       U.S. Core Plus
                                                         40 bp on 1st $20 million
                                                         25 bp on next $80 million
                                                         20 bp on next $100 million
                                                         15 bp on the balance
                                                         Minimum account size: $20 million

Short Duration California Municipal       $63.0          Short Duration Municipal
                                          Portfolio      30 bp on 1st $20 million
                                                         20 bp on next $80 million

Short Duration Diversified Municipal      $256.7         15 bp on next $150 million
                                          Portfolio      12.5 bp on next $250 million
                                                         10 bp on the balance

Short Duration New York Municipal         $124.0         Minimum account size: $5 million
                                          Portfolio

California Municipal Portfolio            $1,063.5       Intermediate Duration Municipal

Diversified Municipal Portfolio           $3,183.7       50 bp on 1st $5 million
                                                         37.5 bp on next $15 million

New York Municipal Portfolio              $1,400.4       25 bp on next $80 million
                                                         18.75 bp on the balance
                                                         Minimum account size: $3 million


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 55
________________________________________________________________________________


The Adviser manages the AllianceBernstein Mutual Funds, which are open-end investment companies. The advisory schedule of these funds, implemented in January 2004 as a result of the Assurance of Discontinuance between the New York State Attorney General and the Adviser, contemplates eight categories of the AllianceBernstein Mutual Funds with all AllianceBernstein funds in each category having the same advisory fee schedule. The Adviser charges the following fees for these funds:

Category                        Advisory Fee
---------------------------------------------------
Growth                   75 bp on 1st $2.5 billion
                         65 bp on next $2.5 billion
                         60 bp on the balance

Value                    55 bp on 1st $2.5 billion
                         45 bp on next $2.5 billion
                         40 bp on the balance

Balanced                 55 bp on 1st $2.5 billion
                         45 bp on next $2.5 billion
                         40 bp on the balance

Blend                    65 bp on 1st $2.5 billion
                         55 bp on next $2.5 billion
                         50 bp on the balance

International            75 bp on 1st $2.5 billion
                         65 bp on next $2.5 billion
                         60 bp on the balance

Specialty                75 bp on 1st $2.5 billion
                         65 bp on next $2.5 billion
                         60 bp on the balance

High Income              50 bp on 1st $2.5 billion
                         45 bp on next $2.5 billion
                         40 bp on the balance

Low Risk Income          45 bp on 1st $2.5 billion
                         40 bp on next $2.5 billion
                         35 bp on the balance

Set forth below are what would have been the Portfolios' effective advisory fees at current net asset levels had the AllianceBernstein fee schedules been applied to the Portfolios as well as the contractual management fees of the Portfolios(3). In this regard, since there is no AllianceBernstein Emerging Markets category for the Emerging Markets Portfolio, the Specialty/International category fee schedule is applied to the Emerging Markets Portfolio.


(3) The contractual effective management fees shown were provided by Lipper. See footnote 8 for additional discussion.


56 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


                                                         Fund
                                                  AllianceBernstein   Effective
                                                     Effective        Advisory
Portfolio                                          Advisory Fee (%)    Fee (%)
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                      0.686          0.906
International Portfolio                                  0.742          0.940
Emerging Markets Portfolio                               0.750          1.204
U.S. Government Short Duration Portfolio                 0.450          0.500
Short Duration Plus Portfolio                            0.450          0.479
Intermediate Duration Portfolio                          0.437          0.481
Short Duration California Municipal Portfolio            0.450          0.500
Short Duration Diversified Municipal Portfolio           0.450          0.500
Short Duration New York Municipal Portfolio              0.450          0.500
California Municipal Portfolio                           0.450          0.498
Diversified Municipal Portfolio                          0.439          0.465
New York Municipal Portfolio                             0.450          0.486

In all cases, the Portfolios' effective advisory fees are higher than what they would have been had the AllianceBernstein advisory fee schedules been applied to the Portfolios.(4) The services the Adviser provides to the Portfolios are not substantially different from the investment services it provides to the other investment companies it manages. From the schedule alone, it is clear that the proposed advisory fees to be charged to the Portfolios are generally higher than the advisory fees charged by the Adviser to other investment companies which it manages.

The Adviser also manages and sponsors retail mutual funds which are organized in jurisdictions outside the United States, generally Luxembourg, and sold to non-United States resident investors. The Adviser charges the following fees for these funds:

Asset Class                                          Fee(5)
------------------------------------------------------------
Emerging Markets Value                               0.98%
Emerging Markets Growth                              1.00%
Global Growth                                        1.00%
Fixed Income                                         0.65%


(4) However, at certain asset levels, because the Short Duration Portfolios (Short Duration Plus Portfolio, Short Duration California Municipal Portfolio, Short Duration Diversified Municipal Portfolio and Short Duration New York Municipal Portfolio) reach their breakpoints at lower asset levels than mandates with the AllianceBernstein fee schedule, the effective advisory fee for the Short Duration Portfolios is lower at certain asset levels than the corresponding AllianceBernstein fund.

(5) The fees charged to the funds include a 0.10% fee for administrative services provided by the Adviser or its affiliates.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 57
________________________________________________________________________________


The offshore Global Wealth Strategies funds have an "all-in" fee which includes the investment advisory fee and distribution related fees. None of these off-shore funds have breakpoints in the advisory fee schedule. The "all-in" fee schedule for the Class A shares of these funds are:

Fund                                                 Fee
------------------------------------------------------------
Global Equity Blend                                  1.70%
Global Balanced                                      1.50%
Global Conservative                                  1.25%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other fund families whose investment styles are similar to the Portfolios. Set forth below are the different fee schedules that the Adviser has in place with the various sub-advisory relationships.

Portfolio                                Fee Schedule
------------------------------------------------------------
International Portfolio           0.65% on first $75 million
                                  0.50% on next $25 million
                                  0.40% on next $200 million
                                  0.35% on next $450 million
                                  0.30% on the balance

International Portfolio(6)        0.60% on the first $1 billion
                                  0.55% on the next $500 million
                                  0.50% on the next $500 million
                                  0.45% on the next $500 million
                                  0.40% on the balance

International Portfolio           0.50% on the first $50 million
                                  0.40% on the balance

International Portfolio           0.50%

International Portfolio           0.30%

International Portfolio           Base fee of
                                  0.22% on the first $1 billion
                                  0.18% on next $1.5 billion
                                  0.16% thereafter
                                  Plus Performance Fee(7)

Emerging Markets Portfolio        0.90%

U.S. Government Short             0.30% on the first $500 million

Duration Portfolio6               0.25% on the next $500 million
                                  0.20% on the next $500 million
                                  0.15% on the next $1.5 billion
                                  0.12% on the balance


(6) This is the fee schedule of a fund managed by an affiliate of the Adviser.
(7) The additional performance fee is calculated by multiplying the Base Fee during the period by an adjustment factor that considers the excess performance of the fund over its benchmark, the Morgan Stanley Capital International All World Index Excluding US (ACWI ex US) over a 60 month rolling period. The fund's annualized effective advisory fee rate over the most recent four quarterly payments, including base fee plus performance fee, is 0.23%.


58 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolios by the Adviser. In addition, to the extent that certain of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arms-length bargaining or negotiations.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers. Lipper's analysis included the Portfolios' ranking with respect to the proposed management fees relative to the Lipper group medians at the approximate current asset levels of the Portfolios.(8) It should be noted that at the request of the Senior Officer and Adviser, to obtain an expense group with a sufficient number of similar sized funds, front-end load, no-load and institutional funds were considered for inclusion in Lipper's Expense Group.(9)

                                                  Effective   Lipper
                                                  Management   Group
Portfolio                                           Fee (%)  Median (%)  Rank
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                 0.906      0.879      9/15
International Portfolio                             0.940      0.900      9/15
Emerging Markets Portfolio                          1.204      1.110      6/10
U.S. Government Short Duration Portfolio            0.500      0.483     10/17
Short Duration Plus Portfolio                       0.479      0.479      8/15
Intermediate Duration Portfolio                     0.481      0.461      7/13
Short Duration California Municipal Portfolio(10)   0.500      0.562      4/10
Short Duration Diversified Municipal Portfolio      0.500      0.482      7/10
Short Duration New York Municipal Portfolio         0.500      0.483      7/11


(8) The "effective management fee" is calculated by Lipper using the Portfolio's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

(9) Lipper's methodology uses the following criteria in screening funds to be included in each Portfolio's expense group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An expense group will typically consist of seven to twenty funds.

(10) The Portfolio's Lipper Expense Group includes seven other California short-intermediate municipal debt funds and two "other states" short-intermediate municipal debt funds as classified by Lipper. Without the "other states" short-intermediate municipal debt funds, the Lipper Expense Group would have had an effective management fee median of 0.563 and the Portfolio would have an effective management fee ranking of 4/8.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 59
________________________________________________________________________________


                                                  Effective   Lipper
                                                  Management   Group
Portfolio                                           Fee (%)  Median (%)  Rank
-------------------------------------------------------------------------------
California Municipal Portfolio(11)                  0.498      0.596      4/15
Diversified Municipal Portfolio(12)                 0.465      0.452      7/12
New York Municipal Portfolio                        0.486      0.500      4/9

Lipper also analyzed the expense ratios of each Portfolio in comparison to its Lipper Expense Group and Lipper Expense Universe.(13) Lipper describes a Lipper Expense Group as a representative sample of comparable funds and a Lipper Expense Universe as a broader group, consisting of all funds in the same investment classification/objective with a similar load type as the subject Portfolio. The results of that analysis are set forth below:

                                    Expense      Lipper      Lipper     Lipper     Lipper
                                    Ratio(14)   Universe    Universe     Group     Group
Portfolio                             (%)       Median (%)    Rank     Median (%)   Rank
-----------------------------------------------------------------------------------------
Tax-Managed International
  Portfolio                          1.245       1.612       47/219     1.205       9/15
International Portfolio              1.280       1.612       56/219     1.205       9/15
Emerging Markets Portfolio           1.720       1.998       48/156     1.475       9/10
U.S. Government Short
  Duration Portfolio                 0.781       0.808       30/72      0.781       9/17
Short Duration Plus Portfolio        0.683       0.871       58/190     0.804       6/15
Intermediate Duration Portfolio      0.613       0.900       76/395     0.615       6/13
Short Duration California
  Municipal Portfolio(15)            0.781       0.753       13/23      0.734       6/10


(11) The Portfolio's Lipper Expense Group includes five other California intermediate municipal debt funds and nine "other states" intermediate municipal debt funds as classified by Lipper. Without the "other states" intermediate municipal debt funds, the Lipper Expense Group would have had an effective management fee median of 0.498 and the Portfolio would have an effective management fee ranking of 3/6.

(12) The Portfolio's Lipper Expense Group includes 9 other intermediate municipal debt funds and two short-intermediate municipal debt funds as classified by Lipper. Without the two short-intermediate municipal debt funds, the Lipper Expense Group would have had an effective management fee median of
0.481 and the Portfolio would have an effective management fee ranking of 4/10.

(13) Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an Expense Group when selecting an Expense Universe. Unlike an Expense Group, an Expense Universe allows for the same adviser to be represented by more than just one fund. For each Lipper Expense Universe Lipper included each Portfolio and all of the funds of the same Lipper Classification/Objective, regardless of asset size or primary channel of distribution.

(14)   Most recent fiscal year end Advisor Class share expense ratios.

(15) The Portfolio's Lipper Expense Group includes seven other California short-intermediate municipal debt funds and two "other states" short-intermediate municipal debt funds as classified by Lipper. Without the "other states" short-intermediate municipal debt funds, the Lipper Expense Group would have had a total expense ratio median of 0.695 and the Portfolio would have a total expense ratio ranking of 5/8.


60 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


                                    Expense      Lipper      Lipper     Lipper     Lipper
                                    Ratio(14)   Universe    Universe     Group     Group
Portfolio                             (%)       Median (%)    Rank     Median (%)   Rank
-----------------------------------------------------------------------------------------
Short Duration Diversified
  Municipal Portfolio                0.691       0.735       26/61      0.646       6/10
Short Duration New York
  Municipal Portfolio                0.735       0.741       29/60      0.747       5/11
California Municipal
  Portfolio(16)                      0.645       0.894       34/230     0.766       2/15
Diversified Municipal
  Portfolio(17)                      0.611       0.835       39/180     0.706       4/12
New York Municipal
  Portfolio(18)                      0.636       0.954       4/38       0.735       2/10

Based on this analysis, except for Emerging Markets Portfolio and Short Duration California Municipal Portfolio, which have a more favorable ranking for management fees compared to total expense ratio, and Tax-Managed International Portfolio and International Portfolio which have equally favorable rankings, the Portfolios have a more favorable ranking on total expense ratio basis than they do on a management fee basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

Members of the Adviser's Controller's Office presented to the Board of Directors the Adviser's revenue and expenses associated with providing services to the Portfolios. The presentation included an update on the Adviser's work with an independent consultant to align the Adviser's two profitability systems. The alignment, which now is complete, produces profitability information at the Portfolio level which reflects the Adviser's management reporting approach. See discussion below in Section IV.


(16) The Portfolio's Lipper Expense Group includes five other California intermediate municipal debt funds and nine "other states" intermediate municipal debt funds as classified by Lipper. Without the "other states" intermediate municipal debt funds, the Lipper Expense Group would have had a total expense ratio median of 0.712 and the Portfolio would have a total expense ratio ranking of 2/6.

(17) The Portfolio's Lipper Expense Group includes 9 other intermediate municipal debt funds and two short-intermediate municipal debt funds as classified by Lipper. Without the two short-intermediate municipal debt funds, the Lipper Expense Group would have had a total expense ratio median of 0.676 and the Portfolio would have a total expense ratio ranking of 4/10.

(18) The number of funds used in Lipper's group ranking for management fees is one less than the number of funds used in Lipper's group ranking for total expenses. According to Lipper, the excluded fund's contractual management fee cannot be computed because of its breakpoint gross income component.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 61
________________________________________________________________________________


IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
SERVICES.
The profitability information for the Portfolios prepared by the Adviser for the Board of Directors was reviewed by the Senior Officer. Based on the information provided, except for the Short-Term Municipal Income Portfolios, the Adviser's profitability from providing investment advisory services to the Portfolios decreased during calendar 2004 relative to 2003.

The Portfolios have a Shareholder Servicing Agreement with the Adviser where the Adviser pays expenses it incurs in providing shareholder servicing to the Portfolios. Under the Shareholder Servicing Agreement, except for Tax-Managed International Portfolio, International Portfolio and Emerging Markets Portfolio, which pays 0.25%, the Portfolios pay the Adviser 0.10% of the Portfolio's daily average net assets. Set forth below are the fees paid by the Portfolios under the Shareholder Servicing Agreement in the Portfolios most recently completed fiscal year.

                                                      Shareholder Serving
Portfolio                                                Agreement Fee
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                      $  10,517,391
International Portfolio                                  $   5,113,991
Emerging Markets Portfolio                               $   2,877,256
U.S. Government Short Duration Portfolio                 $     101,774
Short Duration Plus Portfolio                            $     411,043
Intermediate Duration Portfolio                          $   2,612,933
Short Duration California Municipal Portfolio            $      77,177
Short Duration Diversified Municipal Portfolio           $     240,126
Short Duration New York Municipal Portfolio              $     123,457
California Municipal Portfolio                           $     752,374
Diversified Municipal Portfolio                          $   2,261,248
New York Municipal Portfolio                             $   1,055,386

In addition to the Adviser's direct profits from managing the Fund, certain of the Adviser's affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution, and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges ("CDSC") and commissions for providing brokerage services. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur. Additional information regarding the distribution related fees of the Retail Classes can be found in Retail Class prospectuses of the Portfolios.


62 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________


The Adviser's affiliate, AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), is the Portfolios' principal underwriter. ABIRM and the Adviser have disclosed in the prospectuses of the Retail Class shares that they may make payments(19) from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2004, ABIRM paid approximately 0.04% of the average monthly assets of the Retail Classes of the mutual funds it manages for distribution services and educational support. For 2005, it is anticipated, ABIRM will pay approximately 0.04% of the average monthly assets of the Retail Classes of the Portfolios for such purposes.

After payments to third party intermediaries, ABIRM retained the following amounts in Class A front-end load sales charges from sales associated with each Portfolio's most recent fiscal year.

Portfolio(20)                                             Amount Received
-------------------------------------------------------------------------------
Tax-Managed International Portfolio                           $  2,693
International Portfolio                                       $  1,530
Short Duration Plus Portfolio                                 $ 17,025
California Municipal Portfolio                                $  5,418
Diversified Municipal Portfolio                               $ 18,508
New York Municipal Portfolio                                  $  9,701

ABIRM received the amounts set forth below in Rule 12b-1 fees and CDSC for each of the following Portfolios during the most recent fiscal year.

                                             12b-1 Fee          CDSC
Portfolio                                    Received         Received
-------------------------------------------------------------------------------
Tax-Managed International Portfolio         $       957     $     8,330
International Portfolio                     $    24,010     $       282
Short Duration Plus Portfolio               $ 1,002,662     $   196,528
California Municipal Portfolio              $   933,919     $   125,577
Diversified Municipal Portfolio             $ 2,462,472     $   359,297
New York Municipal Portfolio                $ 1,414,168     $   185,125

Fees and reimbursements for out of pocket expenses charged by Alliance Global Investor Services, Inc. ("AGIS"), the affiliated transfer agent, are based on the level of the network account and the class of share held by the account. AGIS also

(19) The total amount paid to the financial intermediary in connection with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year's Fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year.

(20) There are no Retail Class shares (A, B, C and R) for Emerging Markets Portfolio, U.S. Government Short Duration Portfolio, Intermediate Duration Portfolio, Short Duration California Municipal Portfolio, Short Duration Diversified Municipal Portfolio and Short Duration New York Municipal Portfolio.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 63
________________________________________________________________________________


receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. AGIS' after-tax profitability decreased in 2004 in comparison to 2003.

Certain of the Portfolios effected brokerage transactions through the Adviser's affiliate, Sanford C. Bernstein & Co. LLC ("SCB"), and paid commissions during the Fund's recent fiscal year. The Adviser represented that SCB's profitability from business conducted with these Portfolios is comparable to the profitability of SCB's dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks ("ECNs") derived from trading for its clients, including the Portfolios. These credits and charges are not being passed on to any SCB client.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedule in the Investment Advisory Agreement reflect a sharing of economies of scale to the extent the breakpoints are reached. Based on some of the professional literature that has considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant made a presentation to the Board of Directors and the Senior Officer regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. It is contemplated that additional work will be performed to determine if the benefits of economies of scale or scope are being passed to shareholders by the Adviser. In the meantime, it is clear that to the extent that a Portfolio's assets exceed the initial breakpoint its shareholders benefit from a lower fee rate.

VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES INCLUDING THE PERFORMANCE OF THE FUND.

With assets under management of $516 billion as of June 30, 2005, the Adviser has the investment experience to manage and provide non-investment services (described in Section II) to the Fund.


64 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
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The information prepared by Lipper showed the 1, 3, 5 and 10 year performance ranking of the Portfolios(21) as of June 30, 2005 relative to its Lipper Performance Group(22) and Lipper Performance Universe(23). It should be noted that the duration of the fixed income Portfolios is shorter than the implied duration of the Portfolios' peer category. For example, the Intermediate Duration Portfolios have a 5 year average maturity, which generally translates to a duration of about 4 years, while the peer category is typically defined as having a maturity of anywhere from 5 to 10 years. The Short Duration Portfolios have a duration of 2 years while the short-term category includes funds with a duration of up to 5 years. These differences may have a substantial impact on the performance of the Portfolios depending on the movement of short and long term interest rates.

Tax-Managed International Portfolio                        Group      Universe
------------------------------------------------------------------------------
    1 year                                                  10/15      177/275
    3 year                                                   9/15       78/221
    5 year                                                   7/12       33/163
    10 year                                                   4/7        13/54
International Portfolio Portfolio                          Group      Universe
------------------------------------------------------------------------------
    1 year                                                  10/15      174/275
    3 year                                                   8/15       66/221
    5 year                                                   7/12       30/163
Emerging Markets Portfolio                                 Group      Universe
------------------------------------------------------------------------------
    1 year                                                   1/10        2/183
    3 year                                                   1/10        4/159
    5 year                                                    1/9        6/114
U.S. Government Short Duration Portfolio Portfolio         Group      Universe
------------------------------------------------------------------------------
    1 year                                                   9/17        48/82
    3 year                                                   9/16        36/74
    5 year                                                   9/15        35/65
    10 year                                                  7/11        41/50
Short Duration Plus Portfolio Portfolio                    Group      Universe
------------------------------------------------------------------------------
    1 year                                                  11/14      161/206
    3 year                                                   5/12       77/134
    5 year                                                   5/12       66/104
    10 year                                                  5/11        32/58



(21) The performance rankings are for the Advisor Class shares of the Portfolios.

(22)   The Lipper Performance Group is identical to the Lipper Expense Group.

(23) For each Lipper Performance Universe, Lipper included each Portfolio and all of the funds of the same Lipper Classification/Objective, regardless of asset size or primary channel of distribution.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 65
________________________________________________________________________________


Intermediate Duration Portfolio                            Group      Universe
------------------------------------------------------------------------------
    1 year                                                   7/13      261/445
    3 year                                                   7/13      167/387
    5 year                                                  11/12      234/273
    10 year                                                   6/9      113/135
Short Duration California Municipal Portfolio              Group      Universe
------------------------------------------------------------------------------
    1 year                                                    8/8        17/17
    3 year                                                    8/8        12/12
    5 year                                                    8/8        12/12
    10 year                                                   6/6          7/7
Short Duration Diversified Municipal Portfolio             Group      Universe
------------------------------------------------------------------------------
    1 year                                                   8/10        42/64
    3 year                                                    6/8        30/45
    5 year                                                    5/6        24/35
    10 year                                                   4/5        17/25
Short Duration New York Municipal Portfolio                Group        Universe
------------------------------------------------------------------------------
    1 year                                                   7/11        35/64
    3 year                                                    6/8        26/45
    5 year                                                    5/6        25/35
    10 year                                                   4/5        18/25
California Municipal Portfolio                             Group      Universe
------------------------------------------------------------------------------
    1 year                                                    5/6        29/45
    3 year                                                    5/6        23/35
    5 year                                                    6/6        29/29
    10 year                                                   6/6        14/14
Diversified Municipal Portfolio                            Group      Universe
------------------------------------------------------------------------------
    1 year                                                   9/10      117/150
    3 year                                                    8/9      104/125
    5 year                                                    8/9        93/95
    10 year                                                   7/9        61/69
New York Municipal Portfolio                               Group      Universe
------------------------------------------------------------------------------
    1 year                                                   9/10        27/37
    3 year                                                   9/10        20/27
    5 year                                                  10/10        17/18
    10 year                                                   7/7        13/14

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolios (in bold)(24) versus its benchmarks(25).

(24) The performance returns are for the Advisor Class shares of the Portfolios.

(25) The Adviser provided Portfolio and benchmark performance return information for periods through June 30, 2005 in order to maintain consistency with Lipper's performance rankings in the analysis.


66 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
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                                            Periods Ending June 30, 2005
                                               Annualized Performance
--------------------------------------------------------------------------------
                                        1        3        5       10     Since
Funds                                  Year     Year     Year    Year  Inception
--------------------------------------------------------------------------------
Tax Managed International Portfolio    12.30    11.53    3.93    8.91    8.95
MSCI EAFE                              14.13    12.51   -0.17    5.57    7.24

International Portfolio                12.28    11.89    4.16     n/a    5.30
MSCI EAFE                              14.13    12.51   -0.17     n/a    2.26

Emerging Markets Portfolio             47.92    34.44   16.40     n/a    7.79
MSCI Emerging Markets                  34.89    24.42    7.68     n/a    4.73

U.S. Government Short Duration
  Portfolio                             1.84     2.09    4.13    4.54    5.53
Merrill Lynch 1-3 Yr. Treasury Index    1.87     2.33    4.49    5.12    6.17

Short Duration Plus Portfolio           1.95     2.55    4.32    4.83    5.85
Merrill Lynch 1-3 Yr. Treasury Index    1.87     2.33    4.49    5.12    6.19

Intermediate Duration Portfolio         6.47     5.86    6.30    5.94    7.27
Lehman Brothers Aggregate Bond Index    6.80     5.76    7.40    6.83    7.97

Short Duration California Municipal
  Portfolio                             1.33     1.38    2.52    3.08    3.26
Lehman Brothers 1 Yr. Municipal Index   1.51     1.72    3.20    3.79    3.93

Short Duration Diversified Municipal
  Portfolio                             1.66     1.64    3.00    3.36    3.55
Lehman Brothers 1 Yr. Municipal Index   1.51     1.72    3.20    3.79    3.93

Short Duration New York Portfolio       1.84     1.65    2.79    3.17    3.34
Lehman Brothers 1 Yr. Municipal Index   1.51     1.72    3.20    3.79    3.93

California Municipal Portfolio          4.63     3.46    4.57    4.70    5.40
Lehman Brothers 5 Yr. G/O Index         4.49     4.02    5.53    5.27    5.97

Diversified Municipal Portfolio         4.50     3.66    4.97    4.84    5.60
Lehman Brothers 5 Yr. G/O Index         4.49     4.02    5.53    5.27    6.05

New York Municipal Portfolio            4.81     3.79    4.92    4.82    5.64
Lehman Brothers 5 Yr. G/O Index         4.49     4.02    5.53    5.27    6.05

VII. CONCLUSION:

Based on the factors discussed above my conclusion is that the proposed fee for each of the fixed income Portfolios is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of each Portfolio is based on my evaluation of all of the factors that I considered and no single factor was dispositive.

With respect to the International, Tax-Managed International and Emerging Markets Portfolios, I recommend the directors modify the advisory fee schedule


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 67
________________________________________________________________________________


for these Portfolios. Although the performances of the equity Portfolios are more than adequate relative to the Lipper comparisons and the benchmarks, and most notably in the case of the Emerging Markets Portfolio, where it is quite exceptional, the effective advisory fees of the Portfolios are higher than the Lipper Group Medians. Furthermore, the effective advisory fees are higher than what the effective advisory fees would have been had the AllianceBernstein advisory fee schedules been applied to the Portfolios.

The Directors may want to consider reaching a lower effective advisory fee by a variety of ways including: combining some or all of the Portfolios for purposes of calculating the advisory fee, reducing the initial rate of the advisory fee, reducing the asset levels to reach subsequent breakpoints or adding additional breakpoints at assets levels that the Portfolio (or Portfolios on a combined basis) have reached.

Dated: November 29, 2005


68 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
________________________________________________________________________________

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


SD-0152-0306



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      EXHIBIT NO.            DESCRIPTION OF EXHIBIT

      12 (b) (1)             Certification of Principal Executive Officer
                             Pursuant to Section 302 of the Sarbanes-Oxley
                             Act of 2002


      12 (b) (2)             Certification of Principal Financial Officer
                             Pursuant to Section 302 of the Sarbanes-Oxley
                             Act of 2002


      12 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):  Sanford C. Bernstein Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    May 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    May 29, 2006


By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    May 29, 2006